UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 90.1% (n)
2,000,000	0.079%, 06/28/12 (m)	1,999,882
1,575,000	0.079%, 07/26/12	1,574,811
2,325,000	0.081%, 06/07/12	2,324,969
1,000,000	0.084%, 07/05/12	999,921
1,000,000	0.085%, 07/19/12	999,887
500,000	0.085%, 07/12/12	499,951
1,300,000	0.090%, 06/14/12	1,299,958
600,000	0.090%, 08/23/12	599,876
1,000,000	0.090%, 08/30/12	999,775
1,600,000	0.096%, 06/21/12	1,599,914
2,078,906	0.098%, 08/09/12	2,078,515
1,210,984	0.099%, 08/16/12	1,210,732
1,400,000	0.100%, 08/02/12	1,399,758
333,361	0.102%, 10/18/12	333,229

		17,921,178

	U.S. Treasury Notes — 9.9%
100,000	0.375%, 08/31/12	100,070
300,000	0.375%, 09/30/12	300,268
100,000	0.625%, 06/30/12	100,040
100,000	1.375%, 10/15/12	100,454
75,000	1.375%, 01/15/13	75,544
25,000	1.375%, 03/15/13	25,223
100,000	1.375%, 05/15/13	101,092
550,000	1.500%, 07/15/12	550,924
480,000	1.750%, 08/15/12	481,630
50,000	1.875%, 06/15/12	50,034
25,000	2.500%, 03/31/13	25,476
50,000	3.500%, 05/31/13	51,630

		1,962,385

	Total U.S. Treasury Obligations (Cost $19,883,563)	19,883,563

	Total Investments — 100.0% (Cost $19,883,563) *	19,883,563
	Other Assets in Excess of Liabilities — 0.0% (g)	5,752

	NET ASSETS — 100.0%	$19,889,315

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$19,883,563	$—	$19,883,563

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 7.7% (n)
	California — 7.7%
	California Statewide Communities Development Authority,
10,000	0.240%, 08/01/12	10,000
10,000	0.250%, 01/03/13	10,000
15,000	0.260%, 08/15/12	15,000
20,000	0.270%, 11/01/12	20,000
	San Diego County Water Authority,
10,000	0.230%, 06/01/12	10,000
28,600	0.270%, 06/01/12	28,600
8,365	San Gabriel Valley Council of Governments, 0.300%, 08/01/12	8,365

	Total Commercial Paper (Cost $101,965)	101,965

Daily Demand Notes — 0.6%
	California — 0.6%
2,000	California Educational Facilities Authority, Series 3144, 0.170%, 06/01/12 (e)	2,000
500	California Infrastructure & Economic Development Bank, Pacific Gas Electric, Series A, Rev., VAR, LOC: Mizuho Corporate Bank, 0.150%, 06/01/12	500
2,900	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VAR, LOC: State Street Bank & Trust Co., 0.180%, 06/01/12	2,900
1,700	Orange County Sanitation District, Series B, COP, VRDO, 0.160%, 06/01/12	1,700
200	State of California, Kindergarten, Series A-4, GO, VAR, LOC: California State Teachers’ Retirement System, 0.160%, 06/01/12	200

	Total Daily Demand Notes (Cost $7,300)	7,300

Municipal Bonds — 7.6%
	California — 7.6%
8,000	City of Oakland, GO, TRAN, 2.000%, 06/29/12	8,010
10,000	County of Riverside, Series B, GO, TRAN, 2.000%, 06/29/12	10,013
10,000	Kern County, GO, TRAN, 3.000%, 06/29/12	10,021
5,500	Los Angeles County, Series C, GO, TRAN, 2.500%, 06/29/12	5,509
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, Rev., LIQ: Societe Generale, LOC: Societe Generale, 0.300%, 06/07/12	9,710
7,400	Petaluma City Elementary School District, GO, TRAN, 1.500%, 06/01/12	7,400
5,000	South Coast Local Education Agencies, Series A, Rev., TRAN, 2.000%, 06/29/12	5,006
41,325	State of California, Series A-2, Rev., 2.000%, 06/26/12	41,371
3,000	Western Placer Unified School District, GO, TRAN, 2.000%, 10/04/12	3,014

	Total Municipal Bonds (Cost $100,054)	100,054

Semi-Annual Demand Note — 0.6%
	California — 0.6%
8,330	Deutsche Bank Spears/Lifers Trust Various States, Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12 (Cost $8,330)	8,330

Weekly Demand Notes — 73.3%
	California — 72.1%
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.170%, 06/07/12	6,750
4,545	Abag Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VAR, FNMA, 0.190%, 06/07/12	4,545
7,280	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	7,280
9,795	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12 (m)	9,795
6,580	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/12	6,580
20,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.330%, 06/07/12	20,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	California — Continued
	Austin Trust,
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/12	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/12	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.380%, 06/07/12	8,680
	Barclays Capital Municipal Trust Receipts,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 06/07/12 (e)	8,140
8,690	Series 22B, GO, VRDO, LIQ: Barclays Bank plc, 0.240%, 06/07/12 (e)	8,690
8,945	Series 23B, Rev., VRDO, LIQ: Barclays Bank plc, 0.170%, 06/07/12 (e)	8,945
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.170%, 06/07/12 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.170%, 06/07/12 (e)	4,700
21,967	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VAR, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	21,967
2,000	Bay Area Toll Authority, California Toll Sanitary Francisco Bay Area, Series D-1, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.140%, 06/07/12	2,000
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Toll Bridge, Series C-4, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.150%, 06/07/12	2,000
100	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.150%, 06/07/12	100
4,800	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.210%, 06/07/12	4,800
8,590	California Educational Facilities Authority, Life Chiropractic College, Rev., VAR, LOC: Bank of The West, 0.130%, 06/07/12	8,590
15,000	California Educational Facilities Authority, St. Mary’s College, Rev., VAR, LOC: Bank of America N.A., 0.220%, 06/07/12	15,000
750	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.160%, 06/07/12	750
20,000	California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series C, 0.260%, 12/27/12 (i)	20,000
7,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.430%, 06/07/12 (e)	7,950
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 06/07/12	4,620
4,775	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.210%, 06/07/12	4,775
2,640	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.260%, 06/07/12	2,640
4,540	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/07/12	4,540
11,320	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	11,320
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,000
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.240%, 06/07/12	8,605
	California State University,
5,685	Series 3170X, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	5,685
6,225	Series ROCS RR II R-11568, Rev., VAR, BHAC-CR FSA, LIQ: Citibank N.A., 0.230%, 06/07/12	6,225
	California Statewide Communities Development Authority,
8,075	Series 2089, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.210%, 06/07/12	8,075
9,590	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	9,590

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	California — Continued
7,800	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.170%, 06/07/12	7,800
2,700	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/12	2,700
400	California Statewide Communities Development Authority, Kaiser Permanente, Series L, Rev., VRDO, 0.170%, 06/07/12	400
5,620	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	5,620
3,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VAR, FNMA, LIQ: FNMA, 0.230%, 06/07/12	3,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apts, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	2,700
3,110	California Statewide Communities Development Authority, Multi-Family Housing, Horizons Indio, Series F, Rev., VRDO, LOC: Citibank N.A., 0.220%, 06/07/12	3,110
4,537	California Statewide Communities Development Authority, Multi-Family Housing, Ivy Hill Apartments, Series I, Rev., VAR, FNMA, LIQ: FNMA, 0.190%, 06/07/12	4,537
6,500	California Statewide Communities Development Authority, Multi-Family Housing, Mariners Pointe, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/12	6,500
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/12	15,000
1,400	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VAR, FNMA, 0.200%, 06/07/12	1,400
6,840	California Statewide Communities Development Authority, Multi-Family Housing, Stoneridge Elk Grove, Series Q, Rev., VAR, LOC: Citibank N.A., 0.260%, 06/07/12	6,840
13,665	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.190%, 06/07/12	13,665
9,585	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.170%, 06/07/12	9,585
4,550	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/12	4,550
600	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/12	600
3,500	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.230%, 06/07/12	3,500
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	3,025
4,000	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/12	4,000
3,120	City of Palo Alto, Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.210%, 06/07/12 (e)	3,120
9,700	City of Upland, Mountain Springs Issue, Series A, Rev., VAR, FNMA, 0.190%, 06/07/12	9,700
5,900	City of Walnut Creek, Multi-Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	5,900
10,850	Contra Costa County Housing Authority, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VAR, LOC: Bank of America N.A., 0.250%, 06/07/12	10,850
	Deutsche Bank Spears/Lifers Trust Various States,
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	8,425
8,365	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	8,365

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	California — Continued
23,725	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	23,725
11,600	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12 (e)	11,600
8,260	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	8,260
16,605	Series DB-466, GO, VAR, NATL-RE FGIC, LIQ: Deutsche Bank AG, 0.280%, 06/07/12	16,605
7,265	Series DB-629, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	7,265
14,780	Series DB-634, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	14,780
8,127	Series DB-648, GO, VRDO, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.280%, 06/07/12	8,127
12,882	Series DB-657, GO, VRDO, AGC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	12,882
10,000	Series DB-665, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	10,000
5,530	Series DB-681, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	5,530
11,770	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	11,770
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	6,700
7,990	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	7,990
8,070	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	8,070
13,330	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	13,330
10,460	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,460
10,535	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,535
6,980	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	6,980
5,000	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 06/07/12	5,000
2,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.200%, 06/07/12	2,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/07/12	490
4,100	Irvine Ranch Water District, Nos. 105, 140, 240, 250, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.140%, 06/07/12	4,100
8,255	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 06/07/12	8,255
3,965	Long Beach Unified School District, Series 3022, GO, VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	3,965
2,700	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/12	2,700
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.220%, 06/07/12	1,586
6,140	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	6,140
3,200	Los Angeles County, Multi-Family Housing, 1984 Issue, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	3,200
1,325	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	1,325

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	California — Continued
6,000	Los Angeles Unified School District, Administration Building Project, Series A, COP, VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	6,000
13,465	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.170%, 06/07/12	13,465
14,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series A, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.410%, 06/07/12	14,750
19,000	Norwalk-La Mirada Unified School District, Series SG-169, GO, VAR, FGIC, LIQ: Societe Generale, 0.230%, 06/07/12	19,000
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	2,135
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,810
9,150	Orange County, WLCO LF Partners, Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	9,150
5,800	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.350%, 06/07/12	5,800
	Puttable Floating Option Tax-Exempt Receipts,
5,000	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.170%, 06/07/12	5,000
6,940	Series PT-4574, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 06/07/12	6,940
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.410%, 06/07/12 (e)	10,270
20,000	RBC Municipal Products, Inc. Trust, Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.220%, 06/07/12 (e)	20,000
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VAR, FNMA, 0.170%, 06/07/12	5,000
	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts,
23,900	Series SGC-48, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.410%, 06/07/12	23,900
4,700	Series SGC-49, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.410%, 06/07/12 (e)	4,700
1,300	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, 0.180%, 06/07/12	1,300
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/12	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	800
3,700	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/12	3,700
2,600	San Francisco City & County Airports Commission, Second Series, Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/12	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.230%, 06/07/12	19,465
30,825	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.380%, 06/07/12	30,825
1,000	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/07/12	1,000
1,000	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.260%, 06/07/12	1,000
2,169	San Jose, Multi-Family Housing, Sunset Square Apartments Project, Series E, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	2,169
1,220	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.250%, 06/07/12	1,220

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	California — Continued
3,100	Santa Ana Housing Authority, Multi-Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	3,100
1,200	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/12	1,200
8,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/07/12	8,000
10,265	Santa Clara Valley Transportation Authority, Series C, Rev., VRDO, 0.160%, 06/07/12	10,265
33,800	Southern California Public Power Authority, Series A, Rev., VAR, AGM, 0.260%, 06/07/12	33,800
600	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Citibank N.A., 0.210%, 06/07/12	600
6,500	State of California, Series 2813, LIQ: Morgan Stanley Bank, 0.330%, 06/07/12	6,500
1,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VAR, LIQ: Societe Generale, LOC: Societe Generale, 0.300%, 06/07/12	1,000
2,015	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/12	2,015
4,200	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	4,200
8,700	Wells Fargo Stage Trust, Series 55C, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.310%, 06/07/12 (e)	8,700
4,435	William S. Hart Union High School District, Municipal Securities Trust Receipts, Series SGC-59, Class A, GO, VAR, LIQ: Societe Generale, LOC: Societe Generale, 0.300%, 06/07/12 (e)	4,435

		950,373

	Puerto Rico — 1.2%
16,700	Commonwealth of Puerto Rico Public Improvement, Series C, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.190%, 06/07/12	16,700

	Total Weekly Demand Notes (Cost $967,073)	967,073

SHARES
Variable Rate Demand Preferred Shares — 9.6%
20,000	BlackRock MuniYield California Fund, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	20,000
35,000	Nuveen California Dividend Advantage Municipal Fund, Inc., LIQ: Citibank N.A., 0.380%, 06/07/12 # (e)	35,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., 0.300%, 06/07/12 # (e)	6,000
10,000	Nuveen California Investment Quality Fund, Inc., VAR, LIQ: Citibank N.A., 0.300% 06/07/12 # (e)	10,000
9,000	Nuveen California Performance Plus Municipal Fund, Inc., VAR, LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	9,000
26,500	Nuveen California Quality Premium Income Municipal Fund, Inc. VAR, LIQ: Deutsche Bank AG, 0.380%, 06/07/12 # (e)	26,500
20,000	Nuveen California AMT-Free Municipal Income Fund, 0.300%, 06/07/12 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $126,500)	126,500

	Total Investments — 99.4% (Cost $1,311,222) *	1,311,222
	Other Assets in Excess of Liabilities — 0.6%	7,339

	NET ASSETS — 100.0%	$1,318,561

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBA, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of next demand date or finally maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	Filed for bankruptcy on November 8, 2010.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,311,222	$—	$1,311,222

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 93.4%
	California — 90.3%
	Certificate of Participation/Lease — 8.3%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	771
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,334
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,782
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,131
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	100
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,764
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,095
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,106
4,205	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	4,220
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,365
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,163
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19 (w)	1,866
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,761
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,458
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/25	1,583
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,451
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,639
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	284
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,627
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,719
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,076

		32,295

	Education — 2.2%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,180
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	807
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,947
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,229
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,335
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,109

		8,607

	General Obligation — 32.9%
2,050	Acalanes Union High School District, GO, 4.000%, 08/01/20	2,410
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,559
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,042
1,001	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (f) (i)	1,016
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	872

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	565
1,500	City of Los Angeles, Series A, GO, 5.000%, 09/01/22	1,840
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,964
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	891
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	1,217
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,012
1,000	Fremont Unified School District, Alameda County, GO, 5.000%, 08/01/26	1,222
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	870
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,080
	Irvine Ranch Water District,
2,540	COP, GO, 5.000%, 03/01/25	2,972
1,500	COP, GO, 5.000%, 03/01/27	1,736
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,739
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,261
125	Series A, GO, FGIC, 6.000%, 07/01/15	145
1,000	Series I, GO, 5.000%, 07/01/25	1,155
1,650	Series KRY, GO, 5.000%, 07/01/12	1,657
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,154
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,184
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,248
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,862
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,694
1,210	Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26 (w)	1,397
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	606
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,043
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,029
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,097
1,015	GO, Zero Coupon, 08/01/25	639
1,500	GO, Zero Coupon, 08/01/26	898
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,252
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,217
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,685
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,194
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	985
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,587
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	3,061
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,195
	San Francisco City & County,
2,000	Series R1, GO, 5.000%, 06/15/20	2,497
1,500	Series R1, GO, 5.000%, 06/15/24	1,827
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,269
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,648
	San Francisco Unified School District,
1,610	GO, 5.000%, 08/01/24	1,957
1,000	GO, 5.000%, 08/01/25	1,199

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	2,929
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,769
1,000	San Mateo County Community College District, GO, 5.000%, 09/01/22 (w)	1,276
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/12 (p)	592
2,500	San Mateo Union High School District, GO, Zero Coupon, 02/15/15	2,446
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,916
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,412
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,833
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,499
4,000	South San Francisco Unified School District, Series D, GO, Zero Coupon, 05/15/17	3,672
	State of California,
1,000	GO, 5.000%, 05/01/16	1,125
1,500	GO, 5.000%, 03/01/17	1,699
2,000	GO, 5.000%, 08/01/19	2,276
1,000	GO, 5.000%, 09/01/19	1,125
1,000	GO, 5.000%, 09/01/21	1,206
3,500	GO, 5.000%, 11/01/21	4,095
3,000	GO, 5.000%, 08/01/22	3,429
2,000	GO, 5.000%, 04/01/24	2,280
1,575	GO, 5.250%, 09/01/27	1,829
1,565	GO, AMBAC, 5.000%, 02/01/27	1,892
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,612
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,899
	State of California, Various Purpose,
2,275	GO, 4.000%, 10/01/15	2,489
2,175	GO, 5.000%, 04/01/21	2,613
2,310	GO, 5.250%, 10/01/22	2,709
1,000	GO, 5.500%, 04/01/23	1,192
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,801
2,545	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	2,625
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,321

		128,332

	Hospital — 2.3%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,101
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,809
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,234
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,038
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,659
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,717
500	Series E, Rev., 5.000%, 05/15/15	561

		9,119

	Housing — 0.5%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,013
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,044

		2,057

	Other Revenue — 20.1%
2,065	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,617
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	847
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24 (w)	953
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 08/15/18	1,189

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,500	California Health Facilities Financing Authority, Lucile Salter Packard, Series A, Rev., 1.450%, 03/15/17	1,513
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,732
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,166
1,500	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., 5.000%, 10/01/21	1,934
	California State Department of Water Resources, Power Supply,
2,000	Series L, Rev., 5.000%, 05/01/14	2,176
1,000	Series N, Rev., 4.000%, 05/01/18	1,161
1,000	Series N, Rev., 5.000%, 05/01/18	1,218
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,141
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., 1.000%, 11/01/29	1,159
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	630
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,174
1,500	Series B, Rev., 5.000%, 05/15/26	1,761
	City of Los Angeles, Wastewater System,
2,000	Rev., 5.000%, 06/01/26	2,377
1,000	Series A, Rev., 5.000%, 06/01/19	1,238
1,000	Sub Series A, Rev., 4.000%, 06/01/15	1,101
2,430	City of Santa Rosa, Series A, Rev., 5.000%, 09/01/27 (w)	2,812
1,000	Contra Costa Water District, Series B, Rev., 5.000%, 10/01/15	1,142
500	Eastern Municipal Water District, Series A, Rev., 4.000%, 07/01/17	575
1,000	Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,264
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,001
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,037
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	619
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,334
1,000	Series A, Rev., 5.000%, 05/15/27	1,158
750	Los Angeles Department of Water & Power, Power Systems, Series A, Rev., 5.000%, 07/01/15	852
	Los Angeles Harbor Department,
1,000	Series A, Rev., 5.000%, 08/01/21	1,216
1,000	Series B, Rev., 5.000%, 08/01/25	1,196
1,185	Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28 (w)	1,431
	Metropolitan Water District of Southern California,
1,500	Series A, Rev., 5.000%, 10/01/29	1,808
1,000	Series B, Rev., 5.000%, 07/01/16	1,173
2,125	Series C, Rev., 5.000%, 10/01/27	2,785
1,000	Port of Oakland, Series O, Rev., 5.000%, 05/01/17	1,118
1,625	Sacramento Municipal Utility District, Series Y, Rev., 5.000%, 08/15/23	1,984
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,820
1,600	Series A, Rev., 4.750%, 11/01/22	1,977
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,356
1,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/25	1,193
1,000	San Diego County Water Authority, Sub Lien, Series S-1, Rev., 5.000%, 07/01/16	1,166
1,500	San Diego Public Facilities Financing Authority, Series Series A, Rev., 5.000%, 08/01/20	1,864
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,750
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,439
2,000	San Francisco City & County Airports Commission, Second Series, Series A, Rev., AMT, 5.000%, 05/01/29	2,223
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,185

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,805
1,500	State of California, Various Purpose, GO, 5.000%, 02/01/20	1,799
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,176
1,350	Series U, Rev., 5.000%, 05/15/14	1,471
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	714

		78,530

	Prerefunded — 2.7%
	California State Department of Water Resources, Water Systems,
540	Series J-3, Rev., 7.000%, 12/01/12 (p)	558
25	Series J-3, Rev., 7.000%, 12/01/12 (p)	26
765	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,020
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,259
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,104
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,165
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,976
715	Rev., Zero Coupon, 01/01/19 (p)	647
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,630

		10,385

	Special Tax — 2.5%
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,001
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,420
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,105
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,460
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	375
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,407

		9,768

	Transportation — 5.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,300
1,500	Series F, Rev., 5.000%, 04/01/25	1,756
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,117
1,250	Series E, Rev., 4.500%, 05/15/16	1,413
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,732
1,500	Series C, Rev., 5.000%, 08/01/14	1,644
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,124
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,611
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,701
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,775
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,083
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,213
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,759

		20,228

	Utility — 5.6%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,420
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,810

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility –– Continued
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,168
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,462
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,337
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,657
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,788
1,500	Series B, Rev., 5.250%, 07/01/23	1,814
2,000	Series B, Rev., AGM, 5.125%, 07/01/13 (p)	2,106
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,305

		21,867

	Water & Sewer — 8.0%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,976
2,500	Series AF, Rev., 5.000%, 12/01/25	2,945
1,500	Series AG, Rev., 5.000%, 12/01/24	1,804
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,482
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,133
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,142
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	959
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,781
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,788
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,133
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,230
1,000	Series E, Rev., 3.750%, 07/01/14	1,070
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,717
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,190
1,500	Series A, Rev., 5.000%, 05/15/25	1,769
2,000	Series B, Rev., 5.000%, 08/01/25	2,360
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,369
2,000	Series B, Rev., 5.000%, 11/01/20	2,446

		31,294

	Total California	352,482

	Illinois — 0.6%
	Transportation — 0.6%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,220

	Kentucky — 0.3%
	Certificate of Participation/Lease — 0.3%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,222

	Massachusetts — 0.5%
	General Obligation — 0.5%
1,500	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/17	1,863

	New York — 0.5%
	Other Revenue — 0.5%
1,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/19	1,851

	Ohio — 0.2%
	Housing — 0.2%
750	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	770

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,174

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Puerto Rico — 0.3%
	Other Revenue — 0.3%
	Puerto Rico Highway & Transportation Authority,
455	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	573
300	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	335
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
20	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	23
120	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	131

	Total Puerto Rico	1,062

	South Carolina — 0.1%
	General Obligation — 0.1%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	582

	Texas — 0.3%
	Transportation — 0.3%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,155

	Total Municipal Bonds (Cost $337,196)	364,381

SHARES
Short-Term Investment — 8.2%
	Investment Company — 8.2%
32,127	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $32,127)	32,127

	Total Investments — 101.6% (Cost $369,323)	396,508
	Liabilities in Excess of Other Assets — (1.6)%	(6,420)

	NET ASSETS — 100.0%	$390,088

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $1,016,000 which amounts to 0.3% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and/or unfunded commitments.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,212
Aggregate gross unrealized depreciation	(27)

Net unrealized appreciation/depreciation	$27,185

Federal income tax cost of investments	$369,323

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$32,295	$—	$32,295
Education	—	8,607	—	8,607
General Obligation	—	127,316	1,016	128,332
Hospital	—	9,119	—	9,119
Housing	—	2,057	—	2,057
Other Revenue	—	78,530	—	78,530
Prerefunded	—	10,385	—	10,385
Special Tax	—	9,768	—	9,768
Transportation	—	20,228	—	20,228
Utility	—	21,867	—	21,867
Water & Sewer	—	31,294	—	31,294

Total California	—	351,466	1,016	352,482

Illinois
Transportation	—	2,220	—	2,220
Kentucky
Certificate of Participation/Lease	—	1,222	—	1,222
Massachusetts
General Obligation	—	1,863	—	1,863
New York
Other Revenue	—	1,851	—	1,851
Ohio
Housing	—	770	—	770
Pennsylvania
Hospital	—	1,174	—	1,174
Puerto Rico
Other Revenue	—	1,062	—	1,062
South Carolina
General Obligation	—	582	—	582
Texas
Transportation	—	1,155	—	1,155

Total	—	363,365	1,016	364,381

Short-Term Investment
Investment Company	32,127	—	—	32,127

Total Investments in Securities	$32,127	$363,365	$1,016	$396,508

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
California — General Obligation	$1,484	$(1)	$(2)	$—	(a)	$—	$(465)	$—	$—	$1,016

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($2,000).

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 0.3%
	Non-Agency CMO — 0.3%
200	Residential Accredit Loans, Inc., Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	201
151	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.500%, 03/25/19	157

	Total Collateralized Mortgage Obligations (Cost $350)	358

Commercial Mortgage-Backed Security — 0.3%
291	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e) (Cost $271)	272

Corporate Bonds — 73.0%
	Consumer Discretionary — 8.4%
	Auto Components — 0.2%
12	Dana Holding Corp., 6.750%, 02/15/21	13
150	Lear Corp., 8.125%, 03/15/20	168

		181

	Automobiles — 1.7%
200	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	200
1,000	Daimler Finance North America LLC, 2.950%, 01/11/17 (e)	1,035
320	Ford Motor Co., 7.450%, 07/16/31	417
203	Navistar International Corp., 8.250%, 11/01/21	213

		1,865

	Broadcasting & Cable TV — 1.6%
15	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	15
75	Cablevision Systems Corp., 8.000%, 04/15/20	78
	CCO Holdings LLC/CCO Holdings Capital Corp.,
190	6.500%, 04/30/21	194
25	7.000%, 01/15/19	27
285	7.375%, 06/01/20	305
70	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	74
	CSC Holdings LLC,
75	7.875%, 02/15/18	81
25	8.625%, 02/15/19	28
	DISH DBS Corp.,
115	6.750%, 06/01/21	119
225	7.875%, 09/01/19	250
25	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	26
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	77
100	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	105
25	Videotron Ltee, (Canada), 5.000%, 07/15/22 (e)	24
100	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	109
250	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	268

		1,780

	Diversified Consumer Services — 0.2%
200	Service Corp. International, 8.000%, 11/15/21	224
20	Stewart Enterprises, Inc., 6.500%, 04/15/19	21

		245

	Gaming — 0.8%
75	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16	78
77	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	87
205	MGM Resorts International, 9.000%, 03/15/20	225
55	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	58
75	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	81
40	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e)	38
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	54
35	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	37
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
30	5.375%, 03/15/22 (e)	29
100	7.750%, 08/15/20	109
50	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	53

		849

	Hotels, Restaurants & Leisure — 0.3%
	Cinemark USA, Inc.,
25	7.375%, 06/15/21	27

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
40	8.625%, 06/15/19	43
50	Host Hotels & Resorts LP, 6.000%, 10/01/21 (e)	53
100	Speedway Motorsports, Inc., 6.750%, 02/01/19	103
60	Vail Resorts, Inc., 6.500%, 05/01/19	63

		289

	Household Durables — 0.6%
	D.R. Horton, Inc.,
50	5.625%, 01/15/16	53
135	6.500%, 04/15/16	146
70	Lennar Corp., 12.250%, 06/01/17	90
12	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	12
35	MDC Holdings, Inc., 5.625%, 02/01/20	35
15	Meritage Homes Corp., 7.000%, 04/01/22 (e)	15
20	PulteGroup, Inc., 7.625%, 10/15/17	21
	Standard Pacific Corp.,
60	8.375%, 01/15/21	64
100	10.750%, 09/15/16	117
130	Toll Brothers Finance Corp., 6.750%, 11/01/19	146

		699

	Media — 1.7%
265	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	285
125	Gannett Co., Inc., 9.375%, 11/15/17	139
	Hughes Satellite Systems Corp.,
25	6.500%, 06/15/19	26
8	7.625%, 06/15/21	8
275	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21	275
250	Lamar Media Corp., 6.625%, 08/15/15	253
50	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	54
150	News America Holdings, Inc., 8.450%, 08/01/34	190
160	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	176
60	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	59
	Univision Communications, Inc.,
35	6.875%, 05/15/19 (e)	34
120	7.875%, 11/01/20 (e)	123
100	Valassis Communications, Inc., 6.625%, 02/01/21	96
100	WMG Acquisition Corp., 9.500%, 06/15/16	107

		1,825

	Multiline Retail — 0.4%
104	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	108
	QVC, Inc.,
99	7.375%, 10/15/20 (e)	108
250	7.500%, 10/01/19 (e)	272

		488

	Specialty Retail — 0.9%
125	ACE Hardware Corp., 9.125%, 06/01/16 (e)	131
	Limited Brands, Inc.,
250	5.250%, 11/01/14	264
70	5.625%, 02/15/22	70
125	8.500%, 06/15/19	147
125	Rent-A-Center, Inc., 6.625%, 11/15/20	131
125	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	127
175	Toys R Us, Inc., 7.375%, 09/01/16 (e)	176

		1,046

	Total Consumer Discretionary	9,267

	Consumer Staples — 3.7%
	Beverages — 0.8%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	265
	Constellation Brands, Inc.,
40	6.000%, 05/01/22	42
25	7.250%, 09/01/16	28
110	7.250%, 05/15/17	125
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	169
245	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	260

		889

	Food & Staples Retailing — 1.4%
124	Ingles Markets, Inc., 8.875%, 05/15/17	134
1,000	Kroger Co. (The), 3.400%, 04/15/22	993
250	Rite Aid Corp., 8.000%, 08/15/20	273
	SUPERVALU, Inc.,
50	7.500%, 11/15/14	51
125	8.000%, 05/01/16	125

		1,576

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — 1.5%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	286
35	Dean Foods Co., 7.000%, 06/01/16	37
	JBS USA LLC/JBS USA Finance, Inc.,
75	7.250%, 06/01/21 (e)	67
33	8.250%, 02/01/20 (e)	32
15	11.625%, 05/01/14	17
250	Kraft Foods, Inc., 4.125%, 02/09/16	272
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	937

		1,648

	Total Consumer Staples	4,113

	Energy — 6.4%
	Energy Equipment & Services — 1.5%
830	Baker Hughes, Inc., 5.125%, 09/15/40	964
200	Key Energy Services, Inc., 6.750%, 03/01/21	201
127	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	128
195	Oil States International, Inc., 6.500%, 06/01/19	201
150	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	158

		1,652

	Oil, Gas & Consumable Fuels — 4.9%
55	Alpha Natural Resources, Inc., 6.250%, 06/01/21	49
90	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	88
244	Apache Corp., 5.100%, 09/01/40	278
85	Arch Coal, Inc., 7.250%, 10/01/20	73
	Bill Barrett Corp.,
20	7.625%, 10/01/19	20
100	9.875%, 07/15/16	110
500	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	594
	Chesapeake Energy Corp.,
70	6.775%, 03/15/19	67
200	6.875%, 08/15/18	190
175	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	166
30	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	26
18	Cimarex Energy Co., 5.875%, 05/01/22	18
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	102
27	Comstock Resources, Inc., 9.500%, 06/15/20	26
	Concho Resources, Inc.,
130	6.500%, 01/15/22	136
100	7.000%, 01/15/21	107
149	CONSOL Energy, Inc., 8.250%, 04/01/20	149
65	Continental Resources, Inc., 5.000%, 09/15/22 (e)	65
7	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	7
200	El Paso Corp., 7.250%, 06/01/18	227
163	Energy Transfer Partners LP, 5.200%, 02/01/22	172
125	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	112
	Hilcorp Energy I LP/Hilcorp Finance Co.,
100	7.625%, 04/15/21 (e)	104
100	8.000%, 02/15/20 (e)	107
36	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	37
100	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	102
	Newfield Exploration Co.,
40	5.750%, 01/30/22	42
230	6.875%, 02/01/20	244
21	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	22
79	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	76
	Peabody Energy Corp.,
130	6.000%, 11/15/18 (e)	130
45	6.250%, 11/15/21 (e)	45
34	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	34
35	Petrohawk Energy Corp., 6.250%, 06/01/19	40
100	Pioneer Natural Resources Co., 7.500%, 01/15/20	124
	QEP Resources, Inc.,
45	5.375%, 10/01/22	44
225	6.875%, 03/01/21	244
	Range Resources Corp.,
42	5.000%, 08/15/22	40
120	5.750%, 06/01/21	124

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
215	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	221
70	Samson Investment Co., 9.750%, 02/15/20 (e)	70
	SM Energy Co.,
30	6.500%, 11/15/21	30
125	6.625%, 02/15/19	129
125	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	131
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
20	6.375%, 08/01/22 (e)	20
250	6.875%, 02/01/21	257
	WPX Energy, Inc.,
180	5.250%, 01/15/17 (e)	178
30	6.000%, 01/15/22 (e)	29

		5,406

	Total Energy	7,058

	Financials — 24.0%
	Capital Markets — 3.6%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	211
	Blackstone Holdings Finance Co. LLC,
200	5.875%, 03/15/21 (e)	210
505	6.625%, 08/15/19 (e)	555
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	570
	Goldman Sachs Group, Inc. (The),
400	5.750%, 01/24/22	410
500	6.000%, 05/01/14	526
500	6.000%, 06/15/20	525
500	Jefferies Group, Inc., 8.500%, 07/15/19	530
500	Morgan Stanley, 4.100%, 01/26/15	488

		4,025

	Commercial Banks — 4.3%
1,000	Barclays Bank plc, (United Kingdom), 2.750%, 02/23/15	1,001
44	Countrywide Capital III, 8.050%, 06/15/27	44
857	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	872
500	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	510
650	PNC Bank N.A., 6.875%, 04/01/18	779
250	Rabobank Nederland N.V., (Netherlands), 3.375%, 01/19/17	256
30	Royal Bank of Scotland Group plc, (United Kingdom), 5.050%, 01/08/15	29
10	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.175%, 03/09/15	8
240	Wachovia Capital Trust III, VAR, 5.570%, 07/02/12 (x)	223
1,000	Wells Fargo & Co., 2.625%, 12/15/16	1,020

		4,742

	Consumer Finance — 1.6%
	Ally Financial, Inc.,
285	7.500%, 09/15/20	313
70	8.000%, 11/01/31	79
150	American Express Co., 7.250%, 05/20/14	166
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	211
400	Capital One Bank USA N.A., 8.800%, 07/15/19	508
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	222
250	SLM Corp., 6.250%, 01/25/16	253

		1,752

	Diversified Financial Services — 6.8%
125	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	136
	Bank of America Corp.,
100	5.420%, 03/15/17	101
500	5.875%, 01/05/21	522
100	7.800%, 09/15/16	109
280	VAR, 8.000%, 01/30/18 (x)	281
	Capmark Financial Group, Inc.,
300	0.000%, 05/10/10 (d)	5
14	VAR, 9.000%, 09/30/15	14
60	Cardtronics, Inc., 8.250%, 09/01/18	66
	CIT Group, Inc.,
56	5.000%, 05/15/17	55
35	5.250%, 03/15/18	35
27	5.375%, 05/15/20	26
250	6.625%, 04/01/18 (e)	259
44	7.000%, 05/02/17 (e)	44
500	Citigroup, Inc., 6.375%, 08/12/14	536
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	546
19	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	19

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	77
	General Electric Capital Corp.,
1,500	2.900%, 01/09/17	1,542
200	6.875%, 01/10/39	256
1,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,048
500	Hutchison Whampoa International 10 Ltd., (Cayman Islands), VAR, 6.000%, 10/28/15 (e) (x)	500
500	Hutchison Whampoa International 11 Ltd., (Cayman Islands), 4.625%, 01/13/22 (e)	515
	International Lease Finance Corp.,
265	6.250%, 05/15/19	265
226	8.250%, 12/15/20	252
25	8.625%, 01/15/22	28
25	8.875%, 09/01/17	28
100	Lender Processing Services, Inc., 8.125%, 07/01/16	104
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
62	5.625%, 03/15/20 (e)	63
62	5.875%, 03/15/22 (e)	63

		7,495

	Insurance — 5.6%
884	Aflac, Inc., 3.450%, 08/15/15	934
178	American International Group, Inc., VAR, 8.175%, 05/15/58	185
1,156	Berkshire Hathaway, Inc., 3.400%, 01/31/22	1,198
100	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	88
100	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	106
	Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
24	6.875%, 05/01/19 (e)	25
80	9.375%, 05/01/20 (e)	82
175	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	180
	Liberty Mutual Group, Inc.,
13	6.500%, 05/01/42 (e)	13
220	7.800%, 03/15/37 (e)	214
107	VAR, 10.750%, 06/15/58 (e)	148
306	Lincoln National Corp., 4.200%, 03/15/22	307
700	Massachusetts Mutual Life Insurance Co., 8.875%, 06/01/39 (e)	1,028
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	507
200	5.125%, 06/10/14 (e)	215
750	Nationwide Mutual Insurance Co., 8.250%, 12/01/31 (e)	879
91	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	70

		6,179

	Real Estate Investment Trusts (REITs) — 2.0%
125	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	133
45	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	40
225	DuPont Fabros Technology LP, 8.500%, 12/15/17	245
	ERP Operating LP,
125	5.375%, 08/01/16	140
715	6.584%, 04/13/15	808
60	HCP, Inc., 3.750%, 02/01/16	63
500	Simon Property Group LP, 6.125%, 05/30/18	595
225	Weyerhaeuser Co., 7.375%, 03/15/32	255

		2,279

	Real Estate Management & Development — 0.1%
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19	26
58	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	57

		83

	Total Financials	26,555

	Health Care — 4.8%
	Biotechnology — 0.5%
500	Amgen, Inc., 6.150%, 06/01/18	597

	Health Care Providers & Services — 2.8%
500	Aetna, Inc., 6.000%, 06/15/16	582
100	DaVita, Inc., 6.625%, 11/01/20	101
	Fresenius Medical Care U.S. Finance II, Inc.,
42	5.625%, 07/31/19 (e)	42
38	5.875%, 01/31/22 (e)	38
	Fresenius Medical Care U.S. Finance, Inc.,
125	6.500%, 09/15/18 (e)	130
125	6.875%, 07/15/17	137

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	HCA, Inc.,
175	5.875%, 03/15/22	173
160	6.500%, 02/15/20	169
325	7.875%, 02/15/20	357
220	Health Management Associates, Inc., 6.125%, 04/15/16	231
500	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	563
94	Omega Healthcare Investors, Inc., 5.875%, 03/15/24 (e)	93
265	Omnicare, Inc., 7.750%, 06/01/20	291
	Tenet Healthcare Corp.,
30	6.250%, 11/01/18 (e)	30
100	10.000%, 05/01/18	114

		3,051

	Pharmaceuticals — 1.5%
	Endo Health Solutions, Inc.,
215	7.000%, 07/15/19	225
120	7.250%, 01/15/22	125
500	Hospira, Inc., 5.600%, 09/15/40	518
80	Mylan, Inc., 7.625%, 07/15/17 (e)	87
500	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	572
90	Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)	87

		1,614

	Total Health Care	5,262

	Industrials — 5.7%
	Aerospace & Defense — 1.6%
400	Boeing Co. (The), 7.950%, 08/15/24	598
	Esterline Technologies Corp.,
75	6.625%, 03/01/17	78
200	7.000%, 08/01/20	221
25	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	26
628	United Technologies Corp., 6.050%, 06/01/36	793

		1,716

	Airlines — 0.8%
340	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	352
307	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	313
180	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	191
39	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	41

		897

	Building Products — 0.3%
	Building Materials Corp. of America,
100	6.750%, 05/01/21 (e)	102
125	6.875%, 08/15/18 (e)	129
100	7.500%, 03/15/20 (e)	106

		337

	Commercial Services & Supplies — 0.7%
173	Covanta Holding Corp., 6.375%, 10/01/22	180
	Deluxe Corp.,
120	7.000%, 03/15/19	124
125	7.375%, 06/01/15	126
100	FTI Consulting, Inc., 6.750%, 10/01/20	105
75	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	80
	R.R. Donnelley & Sons Co.,
20	7.250%, 05/15/18	18
75	7.625%, 06/15/20	69
20	8.250%, 03/15/19	19

		721

	Construction & Engineering — 0.3%
50	Dycom Investments, Inc., 7.125%, 01/15/21	52
250	Tutor Perini Corp., 7.625%, 11/01/18	249
75	United Rentals North America, Inc., 9.250%, 12/15/19	83

		384

	Industrial Conglomerates — 0.8%
295	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	348
400	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	506

		854

	Machinery — 0.6%
35	Actuant Corp., 5.625%, 06/15/22 (e)	36
175	AGCO Corp., 5.875%, 12/01/21	190
35	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	36
135	Briggs & Stratton Corp., 6.875%, 12/15/20	144
75	CNH Capital LLC, 6.250%, 11/01/16 (e)	78
110	Griffon Corp., 7.125%, 04/01/18	111

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
75	SPX Corp., 6.875%, 09/01/17	82

		677

	Marine — 0.1%
50	Commercial Barge Line Co., 12.500%, 07/15/17	57
10	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	9
51	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	52
25	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	23

		141

	Road & Rail — 0.2%
55	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	57
	Hertz Corp. (The),
90	6.750%, 04/15/19	92
50	7.375%, 01/15/21	52
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
55	6.125%, 06/15/21	60
5	6.625%, 12/15/20	5

		266

	Trading Companies & Distributors — 0.2%
30	HD Supply, Inc., 8.125%, 04/15/19 (e)	31
200	Rexel S.A., (France), 6.125%, 12/15/19 (e)	199

		230

	Transportation Services — 0.1%
75	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	73

	Total Industrials	6,296

	Information Technology — 3.7%
	Communications Equipment — 0.0% (g)
50	Brightstar Corp., 9.500%, 12/01/16 (e)	51
20	Nokia OYJ, (Finland), 6.625%, 05/15/39	16

		67

	Computers & Peripherals — 0.7%
500	Hewlett-Packard Co., 6.125%, 03/01/14	537
200	Seagate HDD Cayman, (Cayman Islands), 7.000%, 11/01/21	210

		747

	Electronic Equipment, Instruments & Components — 0.9%
40	Anixter, Inc., 5.625%, 05/01/19	41
	Arrow Electronics, Inc.,
250	3.375%, 11/01/15	261
592	7.500%, 01/15/27	686
31	Viasystems, Inc., 7.875%, 05/01/19 (e)	30

		1,018

	Internet Software & Services — 0.6%
500	eBay, Inc., 3.250%, 10/15/20	525
115	Equinix, Inc., 7.000%, 07/15/21	123

		648

	IT Services — 0.1%
	Fidelity National Information Services, Inc.,
13	5.000%, 03/15/22 (e)	13
30	7.625%, 07/15/17 (e)	33
50	7.875%, 07/15/20	55
35	iGATE Corp., 9.000%, 05/01/16	37

		138

	Semiconductors & Semiconductor Equipment — 0.9%
150	Advanced Micro Devices, Inc., 7.750%, 08/01/20	161
	Amkor Technology, Inc.,
25	6.625%, 06/01/21	24
150	7.375%, 05/01/18	150
500	National Semiconductor Corp., 6.600%, 06/15/17	621

		956

	Software — 0.5%
20	Audatex North America, Inc., 6.750%, 06/15/18 (e)	21
235	Intuit, Inc., 5.750%, 03/15/17	272
200	Oracle Corp., 5.750%, 04/15/18	242

		535

	Total Information Technology	4,109

	Materials — 4.5%
	Chemicals — 0.8%
200	Celanese US Holdings LLC, 6.625%, 10/15/18	211
	CF Industries, Inc.,
100	6.875%, 05/01/18	119
100	7.125%, 05/01/20	121
20	J.M. Huber Corp., 9.875%, 11/01/19 (e)	21
200	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21 (e)	214

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
86	PolyOne Corp., 7.375%, 09/15/20	91
100	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	107

		884

	Construction Materials — 0.4%
100	CRH America, Inc., 6.000%, 09/30/16	110
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	79
	Vulcan Materials Co.,
105	7.000%, 06/15/18	110
195	7.500%, 06/15/21	211

		510

	Containers & Packaging — 1.3%
400	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	426
	Ball Corp.,
250	5.000%, 03/15/22	252
100	7.375%, 09/01/19	110
65	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	70
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	7.125%, 04/15/19 (e)	411
150	7.875%, 08/15/19 (e)	159

		1,428

	Metals & Mining — 1.0%
50	AK Steel Corp., 7.625%, 05/15/20	46
	FMG Resources August 2006 Pty Ltd., (Australia),
14	6.000%, 04/01/17 (e)	14
50	6.875%, 04/01/22 (e)	48
300	7.000%, 11/01/15 (e)	300
112	Kaiser Aluminum Corp., 8.250%, 06/01/20 (e)	113
14	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	14
250	Novelis, Inc., (Canada), 8.750%, 12/15/20	264
225	Steel Dynamics, Inc., 7.625%, 03/15/20	242
	United States Steel Corp.,
85	7.375%, 04/01/20	83
27	7.500%, 03/15/22	26

		1,150

	Paper & Forest Products — 1.0%
100	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	106
225	Georgia-Pacific LLC, 7.750%, 11/15/29	292
150	NewPage Corp., 11.375%, 12/31/14 (d)	93
61	P.H. Glatfelter Co., 7.125%, 05/01/16	62
450	Resolute Forest Products, 10.250%, 10/15/18	510

		1,063

	Total Materials	5,035

	Telecommunication Services — 5.4%
	Diversified Telecommunication Services — 3.7%
600	BellSouth Corp., 6.875%, 10/15/31	741
300	Centel Capital Corp., 9.000%, 10/15/19	349
	Frontier Communications Corp.,
75	8.125%, 10/01/18	76
275	8.500%, 04/15/20	276
100	9.250%, 07/01/21	103
600	Telefonica Emisiones S.A.U., (Spain), 6.421%, 06/20/16	590
750	Verizon Global Funding Corp., 7.750%, 12/01/30	1,058
500	Vivendi S.A., (France), 2.400%, 04/10/15 (e)	496
	Windstream Corp.,
25	7.500%, 06/01/22	24
75	7.750%, 10/15/20	75
187	7.750%, 10/01/21	188
200	7.875%, 11/01/17	213

		4,189

	Wireless Telecommunication Services — 1.7%
500	Crown Castle Towers LLC, 4.174%, 08/15/17 (e)	530
175	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	186
75	Nextel Communications, Inc., 7.375%, 08/01/15	73
100	NII Capital Corp., 7.625%, 04/01/21	84
69	Sprint Capital Corp., 6.900%, 05/01/19	60
	Sprint Nextel Corp.,
166	9.000%, 11/15/18 (e)	180
13	11.500%, 11/15/21 (e)	14
200	VimpelCom Holdings B.V., (Netherlands), 7.504%, 03/01/22 (e)	181
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	555

		1,863

	Total Telecommunication Services	6,052

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 6.4%
	Electric Utilities — 3.5%
200	Connecticut Light & Power Co. (The), 6.350%, 06/01/36	262
210	Detroit Edison Co. (The), 6.625%, 06/01/36	298
	DPL, Inc.,
15	6.500%, 10/15/16 (e)	16
275	7.250%, 10/15/21 (e)	299
1,000	Entergy Texas, Inc., 3.600%, 06/01/15	1,033
150	Ipalco Enterprises, Inc., 5.000%, 05/01/18	148
500	Northern States Power Co., 6.500%, 03/01/28	679
245	Public Service Co. of New Mexico, 7.950%, 05/15/18	301
500	Southern California Edison Co., 6.650%, 04/01/29	664
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	211

		3,911

	Gas Utilities — 0.5%
	Atmos Energy Corp.,
250	4.950%, 10/15/14	271
200	8.500%, 03/15/19	269

		540

	Independent Power Producers & Energy Traders — 1.1%
250	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	268
	Calpine Corp.,
303	7.500%, 02/15/21 (e)	317
97	7.875%, 01/15/23 (e)	102
174	Midwest Generation LLC, 8.560%, 01/02/16	160
350	NRG Energy, Inc., 7.875%, 05/15/21	337

		1,184

	Multi-Utilities — 1.1%
1,000	Dominion Resources, Inc., 5.250%, 08/01/33	1,191

	Water Utilities — 0.2%
250	American Water Capital Corp., 6.085%, 10/15/17	294

	Total Utilities	7,120

	Total Corporate Bonds	80,867

	(Cost $79,207)

Foreign Government Security — 0.3%
250	Province of Quebec, (Canada), 6.350%, 01/30/26	350

	(Cost $303)
Municipal Bonds — 4.0% (t)
	District of Columbia — 1.0%
1,000	District of Columbia Water & Sewer Authority, Series A, Rev., 5.500%, 10/01/39	1,134

	New York — 0.7%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	116
500	Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.647%, 11/01/40	635

		751

	Oklahoma — 0.1%
100	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	119

	Oregon — 1.1%
1,000	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	1,202

	Pennsylvania — 1.1%
1,000	Pennsylvania Turnpike Commission, Subordinated Special Motor License Fund, Rev., 6.000%, 12/01/36	1,216

	Total Municipal Bonds (Cost $3,972)	4,422

U.S. Treasury Obligations — 3.3%
1,050	U.S. Treasury Bonds, 3.750%, 08/15/41 (m)	1,288
	U.S. Treasury Notes,
900	1.375%, 11/30/18 (m)	925
1,400	2.000%, 11/15/21 (m)	1,460

	Total U.S. Treasury Obligations	3,673

	(Cost $3,473)

SHARES
Common Stock — 0.2%
Financials — 0.2%
	Diversified Financial Services — 0.2%
8	Capmark Financial Group, Inc. (a) (Cost $144)	182

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.0% (g)
Financials — 0.0% (g)
		Insurance — 0.0% (g)
1		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (Cost $25)	26

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 0.8%
		Consumer Discretionary — 0.3%
		Automobiles — 0.1%
134		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	134

		Broadcasting & Cable TV — 0.1%
25		Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	24

		Hotels, Restaurants & Leisure — 0.1%
33		Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16	33
		Landry’s, Inc., Term Loan,
–	(h)	VAR, 6.500%, 04/24/18	—	(h)
25		VAR, 6.500%, 04/24/18	25
50		Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	49

			107

		Total Consumer Discretionary	265

		Energy — 0.2%
		Oil, Gas & Consumable Fuels — 0.2%
38		Arch Coal, Inc., 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	37
149		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	147
75		NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	73

		Total Energy	257

		Health Care — 0.2%
		Pharmaceuticals — 0.2%
		Aptalis Pharma, Inc., Term Loan,
14		VAR, 5.500%, 02/10/17	14
134		VAR, 5.500%, 02/10/17	129
		Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B,
17		VAR, 5.250%, 09/15/17	16
8		VAR, 5.250%, 09/15/17	9

		Total Health Care	168

		Industrials — 0.1%
		Aerospace & Defense — 0.0% (g)
50		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	50

		Commercial Services & Supplies — 0.1%
36		ACCO Brands Corp., Term B Loan, VAR, 4.250%, 05/01/19	36
35		SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	33

			69

		Total Industrials	119

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
26		PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	26

		Total Loan Participations & Assignments (Cost $843)	835

SHARES
Short-Term Investments — 17.5%
		Investment Companies — 17.5%
17,672		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) †	17,672
1,700		JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	1,700

		Total Short-Term Investments (Cost $19,372)	19,372

		Total Investments — 99.7% (Cost $107,960)	110,357
		Other Assets in Excess of Liabilities — 0.3%	374

		NET ASSETS — 100.0%	$110,731

Percentages indicated are based on net assets.

JPMorgan Credit Opportunities Fund

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999%	$100	$13		$(7)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999	50	6		(3)
Deutsche Bank AG, New York:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999	50	6		(5)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/13	5.712	10	—	(h)	— (h)
Union Bank of Switzerland AG:
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.415	EUR 150	1		(3)

					$26		$(18)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, New York:
CDX.NA.HY.18-V1	5.000% quarterly	06/20/17	6.771%	$3,250	$195	$(152)
CDX.NA.IG.9-V4	0.700% quarterly	12/20/14	0.145	4,500	(99)	106

					$96	$(46)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	06/20/13	9.136%	$500	$(15)	$2
Best Buy Co., Inc., 5.500%, 03/15/21	1.000% quarterly	06/20/15	5.334	1,000	(117)	82
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	190	(6)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	430	(13)	3
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	50	— (h)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	50	— (h)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	80	(1)	—	(h)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	3
Barclays Bank plc:
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR 570	8	22
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	250	(11)	40
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	850	(211)	87
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	100	(29)	15
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	50	(14)	7

Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	100	- (h)	6
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966	50	(1)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	5.289	600	3	30
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	25	(1)	2
Citibank, N.A.:
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	250	(1)	— (h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056	150	(10)	7
Credit Suisse International:
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	25	— (h)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	25	(1)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(1)	4
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351	50	— (h)	(2)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966	560	(5)	8
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966	90	(1)	— (h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	8.179	50	(1)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	50	(14)	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056	50	(3)	2
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	9.532	100	(8)	5
Supervalu, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	650	(69)	26
Supervalu, Inc., 8.000%, 05/01/16	5.000% quarterly	06/20/16	8.933	50	(6)	5
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	100	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	25	(1)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	4
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351	50	— (h)	(1)
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	7.692	560	(6)	10
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	850	(112)	32
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	25	— (h)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	6
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	200	(6)	9
Royal Bank of Scotland:
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	150	(2)	2
Union Bank of Switzerland AG:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	1.318	105	5	(7)

					$(739)	$531

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Default Swap Index
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.
^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Approximately $670,000 of this investment is restricted as collateral for swaps to various brokers.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,114
Aggregate gross unrealized depreciation	(717)

Net unrealized appreciation/depreciation	$2,397

Federal income tax cost of investments	$107,960

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Financials	$182	$—	$—	182

Preferred Stock
Financials	—	26	—	26

Debt Securities
Collateralized Mortgage Obligations
Non-Agency CMO	—	358	—	358
Commercial Mortgage-Backed
Securities	—	272	—	272
Corporate Bonds
Consumer Discretionary	—	9,267	—	9,267
Consumer Staples	—	4,113	—	4,113
Energy	—	7,058	—	7,058
Financials	—	26,555	—	26,555
Health Care	—	5,262	—	5,262
Industrials	—	5,399	897	6,296
Information Technology	—	4,109	—	4,109
Materials	—	5,035	—	5,035
Telecommunication Services	—	6,052	—	6,052
Utilities	—	6,960	160	7,120

Total Corporate Bonds	—	79,810	1,057	80,867

Foreign Government Securities	—	350	—	350
Municipal Bonds	—	4,422	—	4,422
U.S. Treasury Obligations	—	3,673	—	3,673
Loan Participations & Assignments
Consumer Discretionary	—	265	—	265
Energy	—	257	—	257
Health Care	—	168	—	168
Industrials	—	119	—	119
Materials	—	26	—	26

Total Loan Participations & Assignments	—	835	—	835

Short-Term Investments
Investment Companies	19,372	—	—	19,372

Total Investments in Securities	$19,554	$89,746	$1,057	$110,357

Appreciation in Other Financial Instruments
Credit Default Swaps	$—	$203	$—	$203

Depreciation in Other Financial Instruments
Credit Default Swaps	$—	$(353)	$—	$(353)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2012	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2012
Investments in Securities
Corporate Bonds - Industrials	$—	$—	$24	$1		$—	$(4)	$876	$—	$897
Corporate Bonds - Utilities	—	—	(17)	—	(a)	—	—	177	—	160

Total	$—	$—	$7	$1		$—	$(4)	$1,053	$—	$1,057

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $7,000.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — 21.4%
250,000	Bank of Nova Scotia, (Canada), 0.450%, 06/22/12	250,044
300,000	Canadian Imperial Bank of Commerce, (Canada), 0.666%, 11/05/12	300,213
350,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 0.566%, 01/18/13	349,958
300,000	Mizuho Corporate Bank, (Japan), 0.340%, 08/02/12	299,994
350,000	Nordea Bank Finland plc, (Finland), VAR, 0.669%, 07/05/12	350,091
250,000	Royal Bank of Canada, (Canada), 0.560%, 10/23/12	250,393
350,000	Westpac Banking Corp., (Australia), 0.329%, 07/11/12	349,990

	Total Certificates of Deposit (Cost $2,150,317)	2,150,683

Commercial Paper — 53.2% (n)
275,000	ABN Amro Funding USA LLC, 0.451%, 08/08/12 (e) (m)	274,794
400,000	Antalis U.S. Funding Corp., 0.250%, 06/01/12 (e)	399,997
250,000	Atlantis One Funding Corp., 0.613%, 01/04/13 (e)	249,183
250,000	Barclays Bank plc, (United Kingdom), 0.450%, 08/22/12 (e)	249,845
275,000	CAFCO LLC, 0.320%, 06/12/12 (e)	274,971
300,000	Caisse d’Amortissement de la Dette Sociale, (France), 1.279%, 08/01/12 (e)	299,838
250,000	Charta Corp., 0.350%, 06/25/12 (e)	249,939
250,000	CRC Funding LLC, 0.350%, 06/14/12 (e)	249,966
350,000	Kells Funding LLC, 0.625%, 07/27/12 (e)	349,937
250,000	Macquarie Bank Ltd., (Australia), 0.400%, 06/11/12 (e)	249,969
300,000	National Australia Funding Delaware, Inc., 0.461%, 07/09/12 (e)	299,969
250,000	Rhein Main Securitisation Ltd., (United Kingdom), 0.530%, 06/14/12 (e)	249,948
250,000	Royal Park Investments Funding Corp., (Belgium), 0.850%, 06/12/12	249,929
332,000	Societe Generale North America, Inc., (France), 0.210%, 06/01/12	331,998
300,000	Suncorp Group Ltd., (Australia), 0.310%, 06/04/12 (e)	299,990
300,000	Tasman Funding, Inc., 0.400%, 06/07/12 (e)	299,977
300,000	Thames Asset Global Securitization No. 1, Inc., 0.340%, 06/15/12 (e)	299,958
450,000	Toyota Motor Credit Corp., 0.401%, 09/24/12	449,622

	Total Commercial Paper (Cost $5,328,899)	5,329,830

Corporate Bonds — 13.3%
450,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.669%, 07/09/12 (e)	450,064
275,000	HSBC Bank plc, (United Kingdom), VAR, 0.866%, 01/18/13 (e)	275,370
350,000	Metropolitan Life Global Funding I, VAR, 0.624%, 11/09/12 (e)	350,042
250,000	Wells Fargo & Co., 4.375%, 01/31/13	255,918

	Total Corporate Bonds (Cost $1,330,862)	1,331,394

Foreign Government Security — 2.0%
200,000	Export Development Canada, (Canada), 0.350%, 05/24/13 (e) (Cost $200,000)	199,598

U.S. Government Agency Securities — 5.0%
	Federal Home Loan Bank,
150,000	0.180%, 01/10/13	149,969
300,000	0.210%, 03/01/13	299,978
50,000	0.230%, 08/13/12	50,008

	Total U.S. Government Agency Securities (Cost $499,921)	499,955

U.S. Treasury Obligations — 5.0%
	U.S. Treasury Notes,
300,000	1.375%, 03/15/13	302,801
200,000	1.750%, 04/15/13	202,687

	Total U.S. Treasury Obligations (Cost $505,446)	505,488

SHARES
Investment Company — 0.0% (g)
363	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $363)	363

	Total Investments — 99.9% (Cost $10,015,808)	10,017,311
	Other Assets in Excess of Liabilities — 0.1%	8,015

	NET ASSETS — 100.0%	$10,025,326

Percentages indicated are based on net assets.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements, and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,418
Aggregate gross unrealized depreciation	(915)

Net unrealized appreciation/depreciation	$1,503

Federal income tax cost of investments	$10,015,808

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—	$2,150,683	$—	$2,150,683
Commercial Paper	—	5,329,830	—	5,329,830
Corporate Bonds Financials	—	981,352	350,042	1,331,394
Foreign Government Securities	—	199,598	—	199,598
U.S. Government Agency Securities	—	499,955	—	499,955
U.S. Treasury Obligations	—	505,488	—	505,488
Investment Company	$363	$—	$—	$363

Total Investments in Securities	363	9,666,906	350,042	10,017,311

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Corporate Bonds	$—	$—	$42	$—	$—	$—	$350,000	$—	$350,042

Total	$—	$—	$42	$—	$—	$—	$350,000	$—	$350,042

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers	into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $ 42.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESRIPTION (t)	VALUE ($)
Commercial Paper — 4.2%
425,000	Deutsche Bank Financial LLC, 0.169%, 06/06/12 (m) (n) (Cost $424,990)	424,990
Repurchase Agreements — 66.6%
2,000,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/07/12, repurchase price $2,007,000, collateralized by U.S. Treasury Notes, 0.250%, due 3/31/14, with a value of $2,040,054.	2,000,000
662,000	Deutsche Bank AG, 0.220%, dated 05/31/12, due 06/01/12, repurchase price $662,405, collateralized by Federal National Mortgage Association, 3.500%, due 10/1/20, with a value of $675,241.	662,000
2,000,000	Goldman Sachs & Co., 0.210%, dated 05/31/12, due 06/06/12, repurchase price $2,007,000, collateralized by Federal National Mortgage Association, 4.000%, due 8/1/25, with a value of $2,040,001.	2,000,000
2,000,000	Royal Bank of Scotland, 0.240%, dated 05/31/12, due 06/01/12, repurchase price $2,001,333, collateralized by Government National Mortgage Association, 3.000%-3.110%, due 5/15/42 - 4/15/47, with a value of $2,042,913.	2,000,000

	Total Repurchase Agreements (Cost $6,662,000)	6,662,000

Time Deposits — 29.7%
425,000	Bank of Nova Scotia, 0.170%, 06/01/12	425,000
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.170%, 06/01/12	425,000
425,000	Citibank N.A., 0.170%, 06/06/12	425,000
425,000	Commerzbank AG, 0.200%, 06/01/12	425,000
425,000	National Australia Bank Ltd., 0.170%, 06/01/12	425,000
425,000	Natixis, 0.200%, 06/01/12	425,000
425,000	Royal Bank of Scotland plc, 0.210%, 06/07/12	425,000

	Total Time Deposits (Cost $2,975,000)	2,975,000

	Total Investments — 100.5% (Cost $10,061,990) *	10,061,990
	Liabilities in Excess of Other Assets — (0.5)%	(53,901)

	NET ASSETS — 100.0%	$10,008,089

Percentages indicated are based on net assets.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,061,990	$—	$10,061,990

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 20.5%
	Austria — 0.3%
2,175	OGX Austria GmbH, 8.375%, 04/01/22 (e) (m)	2,061

	Brazil — 0.7%
2,550	Banco Bradesco S.A., 5.750%, 03/01/22 (e) (m)	2,506
2,430	BRF - Brasil Foods S.A., 5.875%, 06/06/22 (e)	2,407

		4,913

	Cayman Islands — 1.5%
3,550	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	3,592
1,620	China Shanshui Cement Group Ltd., 10.500%, 04/27/17 (e) (m)	1,612
1,990	Hutchison Whampoa International 11 Ltd., Reg. S., 4.625%, 01/13/22	2,044
3,440	IPIC GMTN Ltd., Reg. S., 5.500%, 03/01/22	3,633

		10,881

	Chile — 0.2%
1,360	Inversiones CMPC S.A., 4.500%, 04/25/22 (e) (m)	1,357

	Indonesia — 1.2%
1,780	Majapahit Holding B.V., Reg. S., 7.750%, 01/20/20	2,027
	Pertamina Persero PT,
3,350	5.250%, 05/23/21 (e) (m)	3,300
3,700	6.500%, 05/27/41 (e) (m)	3,663

		8,990

	Ireland — 0.7%
4,850	Vnesheconombank Via VEB Finance plc, 5.375%, 02/13/17 (e)	5,004

	Kazakhstan — 2.4%
579	ATF Bank JSC, Reg. S., 9.000%, 05/11/16	554
	Development Bank of Kazakhstan JSC,
450	6.000%, 03/23/26	400
900	Reg. S., 5.500%, 12/20/15	925
1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,097
2,661	Kazkommertsbank JSC, Reg. S., 8.000%, 11/03/15	2,445
	KazMunayGas National Co.,
4,224	6.375%, 04/09/21 (e) (m)	4,461
5,340	Reg. S., 7.000%, 05/05/20	5,821
1,300	Reg. S., 9.125%, 07/02/18	1,557

		17,260

	Luxembourg — 0.4%
1,290	Minerva Luxembourg S.A., 12.250%, 02/10/22 (e) (m)	1,264
1,660	Sberbank of Russia Via SB Capital S.A., 5.717%, 06/16/21	1,653

		2,917

	Mexico — 5.5%
836	BBVA Bancomer S.A., Reg. S., 7.250%, 04/22/20	840
	Pemex Project Funding Master Trust,
458	5.750%, 03/01/18 (m)	511
7,625	6.625%, 06/15/35 (m)	8,673
	Petroleos Mexicanos,
5,650	4.875%, 01/24/22 (e)	5,932
7,885	5.500%, 01/21/21 (m)	8,674
2,690	6.000%, 03/05/20 (m)	3,033
7,360	6.500%, 06/02/41 (e)	8,262
MXN 29,000	7.650%, 11/24/21 (e)	2,048
1,880	Servicios Corporativos Javer SAPI de C.V., Reg. S., 9.875%, 04/06/21	1,673

		39,646

	Netherlands — 1.0%
1,500	Listrindo Capital B.V., 6.950%, 02/21/19 (e) (m)	1,507
	Lukoil International Finance B.V.,
1,840	Reg. S., 6.125%, 11/09/20	1,903
1,693	Reg. S., 6.656%, 06/07/22	1,827
1,979	WPE International Cooperatief UA, 10.375%, 09/30/20 (e)	1,661

		6,898

	Peru — 0.3%
2,280	Banco de Credito del Peru, VAR, 6.125%, 04/24/27 (e) (m)	2,291

	Philippines — 0.6%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	843
2,930	7.390%, 12/02/24 (e)	3,673

		4,516

	Russia — 0.3%
1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,948

	South Africa — 0.5%
3,260	Eskom Holdings SOC Ltd., Reg. S., 5.750%, 01/26/21	3,407

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
	Sri Lanka — 0.3%
2,530	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	2,391

	Turkey — 0.2%
1,500	Turkiye Vakiflar Bankasi Tao, 5.750%, 04/24/17 (e)	1,475

	Ukraine — 0.0% (g)
355	National JSC Naftogaz of Ukraine, 9.500%, 09/30/14	335

	United Arab Emirates — 0.2%
	Dubai Electricity & Water Authority,
670	7.375%, 10/21/20 (e) (m)	705
930	Reg. S., 7.375%, 10/21/20	982

		1,687

	United Kingdom — 0.8%
2,790	Afren plc, 10.250%, 04/08/19 (e) (m)	2,818
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	823
440	CNOOC Finance 2012 Ltd., 5.000%, 05/02/42 (e) (m)	463
2,230	Vedanta Resources plc, Reg. S., 8.250%, 06/07/21	1,929

		6,033

	Venezuela — 3.4%
	Petroleos de Venezuela S.A.,
8,620	4.900%, 10/28/14	7,434
2,355	5.000%, 10/28/15	1,825
25,613	5.375%, 04/12/27	13,895
1,500	Reg. S., 8.500%, 11/02/17	1,185

		24,339

	Total Corporate Bonds (Cost $148,489)	148,349

Foreign Government Securities — 72.5%
	Argentina — 2.5%
	Republic of Argentina,
3,603	8.280%, 12/31/33 (m)	2,135
18,126	8.750%, 06/02/17	14,229
6,903	SUB, 2.500%, 12/31/38 (m)	1,950

		18,314

	Belarus — 0.6%
	Republic of Belarus,
3,451	8.750%, 08/03/15	3,236
1,350	8.950%, 01/26/18	1,208

		4,444

	Belize — 0.2%
2,955	Government of Belize, Reg. S., SUB, 8.500%, 02/20/29	1,537

	Brazil — 6.1%
	Banco Nacional de Desenvolvimento Economico e Social,
1,450	6.369%, 06/16/18 (e) (m)	1,673
2,251	6.500%, 06/10/19 (e) (m)	2,611
BRL 5,690	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17	2,968
	Federal Republic of Brazil,
1,200	7.125%, 01/20/37 (m)	1,656
875	7.875%, 03/07/15 (m)	1,026
2,275	8.000%, 01/15/18 (m)	2,650
10,591	8.250%, 01/20/34 (m)	16,019
BRL 13,190	8.500%, 01/05/24	6,867
2,780	11.000%, 08/17/40 (m)	3,572
2,038	12.250%, 03/06/30 (m)	3,923
BRL 1,657	12.500%, 01/05/22	1,105

		44,070

	Colombia — 1.5%
	Republic of Colombia,
4,680	4.375%, 07/12/21 (m)	5,101
1,490	6.125%, 01/18/41 (m)	1,840
1,700	7.375%, 03/18/19 (m)	2,168
910	11.750%, 02/25/20 (m)	1,438

		10,547

	Croatia — 0.7%
	Republic of Croatia,
2,000	6.375%, 03/24/21 (e) (m)	1,840
296	Reg. S., 6.375%, 03/24/21	272
485	Reg. S., 6.625%, 07/14/20	457
2,610	Reg. S., 6.750%, 11/05/19	2,489

		5,058

	Dominican Republic — 1.0%
	Government of Dominican Republic,
2,648	Reg. S., 7.500%, 05/06/21	2,781
4,081	Reg. S., 9.040%, 01/23/18	4,489

		7,270

	Ecuador — 0.2%
1,787	Republic of Ecuador, 9.375%, 12/15/15	1,724

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	El Salvador — 0.8%
	Republic of El Salvador,
2,080	Reg. S., 7.375%, 12/01/19	2,257
760	8.250%, 04/10/32 (e) (m)	836
2,540	Reg. S., 8.23%, 04/10/32	2,794

		5,887

	Georgia — 0.1%
650	Republic of Georgia, Reg. S., 6.875%, 04/12/21	686

	Ghana — 0.5%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	832
2,610	Citigroup Funding, Inc., CLN, 13.300%,10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (f) (i)	1,799
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	687

		3,318

	Guatemala — 0.3%
2,400	Republic of Guatemala, 5.750%, 06/06/22 (e)	2,382

	Hungary — 2.0%
	Republic of Hungary,
5,223	6.250%, 01/29/20 (m)	4,753
760	6.375%, 03/29/21 (m)	690
9,740	7.625%, 03/29/41 (m)	8,644

		14,087

	Iceland — 0.6%
4,490	Republic of Iceland, 5.875%, 05/11/22 (e) (m)	4,400

	Indonesia — 4.3%
790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,092
410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/17/13 (linked to Indonesia Government Bond, 14.275%, 12/15/13; credit rating BB+) (e) (f) (i)	514
	Republic of Indonesia,
690	Reg. S., 5.250%, 01/17/42	683
10,461	Reg. S., 5.875%, 03/13/20	11,638
950	6.875%, 01/17/18 (e) (m)	1,105
3,800	Reg. S., 7.500%, 01/15/16	4,370
4,312	Reg. S., 8.500%, 10/12/35	6,026
4,030	Reg. S., 11.625%, 03/04/19	5,793

		31,221

	Iraq — 1.4%
12,929	Republic of Iraq, Reg. S., 5.800%, 01/15/28	10,020

	Ivory Coast — 0.4%
3,720	Republic of Ivory Coast, Reg. S., 12/31/32 (d)	2,520

	Lithuania — 1.9%
	Republic of Lithuania,
4,046	5.125%, 09/14/17 (e) (m)	4,177
732	Reg. S., 5.125%, 09/14/17	753
1,195	6.125%, 03/09/21 (e) (m)	1,255
4,150	6.625%, 02/01/22 (e) (m)	4,503
1,410	Reg. S., 6.750%, 01/15/15	1,509
1,190	Reg. S., 7.375%, 02/11/20	1,352

		13,549

	Mexico — 7.4%
	United Mexican States,
16,520	5.625%, 01/15/17	18,858
14,514	5.750%, 10/12/10	15,421
3,274	6.050%, 01/11/40	3,953
6,030	6.750%, 09/27/34	7,839
1,220	7.500%, 04/08/33	1,702
MXN 39,100	7.750%, 12/14/17	3,050
1,150	8.300%, 08/15/31	1,713
MXN 11,000	10.000%, 11/20/36	985

		53,521

	Mongolia — 0.4%
3,080	Development Bank of Mongolia LLC, Reg. S., 5.750%, 03/21/17	2,895

	Pakistan — 0.2%
	Republic of Pakistan,
1,292	Reg. S., 6.875%, 06/01/17	1,005
853	Reg. S., 7.125%, 03/31/16	729

		1,734

	Panama — 0.6%
	Republic of Panama,
1,895	7.250%, 03/15/15 (m)	2,174
1,270	9.375%, 04/01/29 (m)	2,032

		4,206

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Peru — 3.3%
	Republic of Peru,
4,760	5.625%, 11/18/50 (m)	5,438
1,850	6.550%, 03/14/37 (m)	2,405
PEN 10,676	6.950%, 08/12/31 (e)	4,315
2,930	7.125%, 03/30/19 (m)	3,714
3,196	7.350%, 07/21/25 (m)	4,379
2,200	8.750%, 11/21/33 (m)	3,465

		23,716

	Philippines — 4.8%
	Republic of Philippines,
PHP 76,000	6.250%, 01/14/36	1,830
400	6.375%, 10/23/34	492
4,790	6.500%, 01/20/20	5,808
13,315	7.750%, 01/14/31	18,258
3,470	8.375%, 06/17/19	4,585
2,200	9.375%, 01/18/17	2,838
600	9.500%, 02/02/30	942

		34,753

	Poland — 0.2%
1,695	Republic of Poland, 5.000%, 03/23/22	1,773

	Qatar — 0.5%
3,290	State of Qatar, Reg. S., 5.750%, 01/20/42	3,677

	Romania — 0.5%
3,310	Republic of Romania, 6.750%, 02/07/22 (e)	3,310

	Russia — 11.2%
	Russian Federation,
2,400	3.250%, 04/04/17 (e)	2,400
15,600	5.625%, 04/04/42 (e)	15,873
49,610	Reg. S., SUB, 7.500%, 03/31/30	58,354
1,290	Reg. S., 11.000%, 07/24/18	1,777
1,560	Reg. S., 12.750%, 06/24/28	2,738

		81,142

	Serbia — 0.6%
	Republic of Serbia,
3,555	7.250%, 09/28/21 (e)	3,537
250	7.250%, 09/28/21	249
703	Reg. S., SUB, 6.750%, 11/01/24	664

		4,450

	South Africa — 0.4%
	Republic of South Africa,
930	4.665%, 01/17/24	957
ZAR 17,640	7.000%, 02/28/31	1,735

		2,692

	Sri Lanka — 0.7%
	Republic of Sri Lanka,
1,539	6.250%, 10/04/20 (e)	1,510
3,330	6.250%, 07/27/21 (e)	3,255

		4,765

	Turkey — 8.1%
1,050	Export Credit Bank of Turkey, 5.875%, 04/24/19 (e) (m)	1,039
	Republic of Turkey,
3,630	5.625%, 03/30/21	3,771
615	6.250%, 09/26/22	657
6,880	6.750%, 04/03/18	7,637
4,255	6.875%, 03/17/36	4,681
2,150	7.000%, 09/26/16	2,395
9,600	7.000%, 03/11/19	10,872
2,320	7.000%, 06/05/20	2,624
661	7.250%, 03/05/38	763
8,357	7.500%, 07/14/17	9,558
1,272	7.500%, 11/07/19	1,483
5,190	8.000%, 02/14/34	6,429
TRY 11,910	10.500%, 01/15/20	6,876

		58,785

	Ukraine — 0.7%
	Republic of Ukraine,
2,340	6.250%, 06/17/16 (e)	2,024
3,077	Reg. S., 6.580%, 11/21/16	2,662
440	Reg. S., 7.750%, 09/23/20	380

		5,066

	Uruguay — 1.5%
	Republic of Uruguay,
UYU 36,390	0.000%, 12/15/28	1,989
UYU 10,751	3.751%, 06/26/37	733
UYU 28,700	6.261%, 04/05/27	2,148
3,690	7.625%, 03/21/36	5,046
835	PIK, 7.875%, 01/15/33	1,148

		11,064

	Venezuela — 6.2%
	Republic of Venezuela,
17,818	Reg. S., 5.750%, 02/26/16	15,012
12,829	Reg. S., 6.000%, 12/09/20	8,274
15,572	Reg. S., 7.750%, 10/13/19	11,601
7,534	Reg. S., 8.250%, 10/13/24	5,142

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Venezuela –– Continued
6,812	Reg. S., 9.000%, 05/07/23	5,092

		45,121

	Vietnam — 0.1%
781	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	818
	Total Foreign Government Securities (Cost $516,868)	524,522

NOTIONAL AMOUNT

Options Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
6,700	USD Put/INR Call, Expiring 07/24/12 at 52.00 INR to 1 USD, Vanilla, European Style	5
7,335	USD Put/ZAR Call, Expiring 07/19/12 at 8.00 ZAR to 1 USD, Vanilla, European Style	45

	Total Options Purchased (Cost $122)	50

PRINCIPAL AMOUNT

Supranational — 0.5%
3,480	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $3,638)	3,758

U.S. Treasury Obligations — 3.2%
	U.S. Treasury Notes,
1,295	0.750%, 03/31/13 (k) (m)	1,301
21,700	0.875%, 04/30/17 (m)	21,931

	Total U.S. Treasury Obligations (Cost $23,142)	23,232

SHARES

Short-Term Investment — 1.8%
	Investment Company — 1.8%
13,234	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) † (Cost $13,234)	13,234

	Total Investments — 98.5% (Cost $705,493)	713,145
	Other Assets in Excess of Liabilities — 1.5%	10,729

	NET ASSETS — 100.0%	$723,874

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	10 Year U.S. Treasury Note	09/19/12	2,813	4
212	2 Year U.S. Treasury Note	09/28/12	46,726	39
	Short Futures Outstanding
(49)	30 Year U.S. Treasury Bond	09/19/12	(7,336)	(72)
(229)	5 Year U.S. Treasury Note	09/28/12	(28,439)	(98)

				(127)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,565,678	AUD	BNP Paribas	06/20/12	6,776	6,385	(391)
7,393,210	AUD	Westpac Banking Corp.	06/20/12	7,263	7,190	(73)

23,110,938	BRL††	Credit Suisse International	06/20/12	12,282	11,420	(862)
13,950,000	BRL††	Westpac Banking Corp.	06/20/12	7,072	6,893	(179)

37,740,000	CNY††	Deutsche Bank AG	06/20/12	5,977	5,924	(53)

4,550,000	EUR	BNP Paribas	06/20/12	6,079	5,626	(453)
5,075,434	EUR	Deutsche Bank AG	06/20/12	6,668	6,276	(392)
5,746,770	EUR	Union Bank of Switzerland AG	06/20/12	7,309	7,106	(203)

504,179,633	JPY	Deutsche Bank AG	06/20/12	6,253	6,435	182

6,918,990,000	KRW††	Deutsche Bank AG	06/20/12	6,100	5,856	(244)

22,504,551	MXN	Citibank, N.A.	06/20/12	1,740	1,566	(174)
233,570,340	MXN	Credit Suisse International	06/20/12	17,918	16,247	(1,671)

22,953,000	MYR††	Deutsche Bank AG	06/20/12	7,360	7,229	(131)

202,840,000	RUB††	Deutsche Bank AG	06/20/12	6,471	6,059	(412)
354,280,000	RUB††	Union Bank of Switzerland AG	06/20/12	11,761	10,583	(1,178)

15,583,771	SGD	Barclays Bank plc	06/20/12	12,335	12,094	(241)

367,896,496	THB	Deutsche Bank AG	06/20/12	11,884	11,553	(331)

11,983,000	TRY	Deutsche Bank AG	06/20/12	6,679	6,400	(279)

47,163,897	ZAR	Credit Suisse International	06/20/12	6,068	5,542	(526)
53,089,616	ZAR	Deutsche Bank AG	06/20/12	6,725	6,238	(487)

				160,720	152,622	(8,098)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,421,895	AUD	Barclays Bank plc	06/20/12	11,930	11,109	821
1,574,969	AUD	Citibank, N.A.	06/20/12	1,610	1,533	77
962,024	AUD	HSBC Bank, N.A.	06/20/12	956	936	20

34,600,938	BRL††	Citibank, N.A.	06/20/12	18,230	17,099	1,131
12,760,000	BRL††	Credit Suisse International	06/20/12	6,545	6,305	240
3,650,000	BRL††	Union Bank of Switzerland AG	06/20/12	1,850	1,804	46

583,570,000	CLP††	Morgan Stanley	06/20/12	1,192	1,127	65
3,064,462,617	CLP††	State Street Bank & Trust	06/20/12	6,244	5,916	328

37,740,000	CNY††	Credit Suisse International	06/20/12	5,962	5,924	38

11,155,842,370	COP††	Deutsche Bank AG	06/20/12	6,281	6,088	193
2,114,075,000	COP††	Morgan Stanley	06/20/12	1,187	1,154	33

126,030,692	CZK	Deutsche Bank AG	06/20/12	6,660	6,059	601
20,467,476	CZK	HSBC Bank, N.A.	06/20/12	1,022	984	38

4,550,000	EUR	Barclays Bank plc	06/20/12	5,976	5,626	350
		Australia and New Zealand Banking
2,355,000	EUR	Group Limited	06/29/12	3,142	2,913	229
2,900,000	EUR	BNP Paribas	06/29/12	3,755	3,586	169
110,000	EUR	Credit Suisse International	06/29/12	145	136	9
70,000	EUR	State Street Corp.	06/29/12	92	87	5
340,000	EUR	Union Bank of Switzerland AG	06/29/12	443	420	23

504,179,633	JPY	BNP Paribas	06/20/12	6,185	6,435	(250)

6,918,990,000	KRW††	Credit Suisse International	06/20/12	6,071	5,856	215

83,134,979	MXN	Credit Suisse International	06/20/12	6,134	5,782	352
82,602,423	MXN	Deutsche Bank AG	06/20/12	6,264	5,745	519

22,953,000	MYR††	Credit Suisse International	06/20/12	7,468	7,229	239

21,188,370	PLN	Deutsche Bank AG	06/20/12	6,514	5,963	551
3,720,593	PLN	HSBC Bank, N.A.	06/20/12	1,088	1,047	41
24,400,145	PLN	Union Bank of Switzerland AG	06/20/12	7,075	6,867	208

557,120,000	RUB††	Credit Suisse International	06/20/12	18,748	16,642	2,106

15,583,771	SGD	Deutsche Bank AG	06/20/12	12,430	12,094	336
9,286,851	SGD	HSBC Bank, N.A.	06/20/12	7,381	7,207	174

174,386,013	THB	Barclays Bank plc	06/20/12	5,629	5,476	153
193,510,483	THB	Deutsche Bank AG	06/20/12	6,259	6,076	183

47,163,897	ZAR	Deutsche Bank AG	06/20/12	6,039	5,542	497

				186,507	176,767	9,740

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07	10.920% semi-annually	11/20/13	0.166%	1,750	(244)	—
Citibank, N.A.:
Republic of Colombia, 10.375% 01/28/33	2.150% semi-annually	09/20/14	0.109	790	(23)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250% 12/31/33	2.620% semi-annually	07/20/12	1.025	870	1	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.250% 12/31/33	2.620% semi-annually	07/20/12	1.025	520	— (h)	—

					(266)	—

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125% 05/11/07*	0.680% semi-annually	08/20/12	0.099%	1,510	2	—
Citibank, N.A.:
Republic of Argentina, 8.250% 12/31/33*	2.160% semi-annually	06/20/12	1.025	720	4	—
Deutsche Bank AG, New York:
Republic of Argentina, 8.250% 12/31/33*	2.140% semi-annually	06/20/12	1.025	1,140	6	—
Republic of Argentina, 8.250% 12/31/33*	2.080% semi-annually	07/20/12	1.025	830	(3)	—
Republic of Argentina, 8.250% 12/31/33*	2.327% semi-annually	07/20/12	1.025	1,450	(3)	—
Republic of Kazakhstan, 11.125% 05/11/07*	0.710% semi-annually	08/20/12	0.099	1,090	1	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.250% 12/31/33*	2.160% semi-annually	06/20/12	1.025	1,430	8	—

					15	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru Nuevo Sol
PHP	—	Philippines Peso
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
THB	—	Thai Baht
TRY	—	New Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
ZAR	—	South African Rand
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,924,000 which amounts to 0.7% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as margins for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $310,000 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward foreign currency exchange contract. See Note 1.(c).

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,449
Aggregate gross unrealized depreciation	(12,797)
Net unrealized appreciation/depreciation	$7,652

Federal income tax cost of investments	$705,493

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Austria	$—	$2,061	$—	$2,061
Brazil	—	4,913	—	4,913
Cayman Islands	—	10,881	—	10,881
Chile	—	1,357	—	1,357
Indonesia	—	8,990	—	8,990
Ireland	—	5,004	—	5,004
Kazakhstan	—	17,260	—	17,260
Luxembourg	—	2,917	—	2,917
Mexico	—	39,646	—	39,646
Netherlands	—	6,898	—	6,898
Peru	—	2,291	—	2,291
Philippines	—	4,516	—	4,516
Russia	—	1,948	—	1,948
South Africa	—	3,407	—	3,407
Sri Lanka	—	2,391	—	2,391
Turkey	—	1,475	—	1,475
Ukraine	—	335	—	335
United Arab Emirates	—	1,687	—	1,687
United Kingdom	—	6,033	—	6,033
Venezuela	—	24,339	—	24,339

Total Corporate Bonds	—	148,349	—	148,349

Foreign Government Securities	—	519,598	4,924	524,522
Supranational	—	3,758	—	3,758
U.S. Treasury Obligations	—	23,232	—	23,232
Options Purchased
Foreign Exchange Currency
Options
Purchased	—	50	—	50
Short-Term Investment
Investment Company	13,234	—	—	13,234

Total Investments in Securities	$13,234	$694,987	$4,924	$713,145

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,172	$—	$10,172
Futures Contracts	43	—	—	43
Credit Default Swaps	—	22	—	22

Total Appreciation in Other Financial Instruments	$43	$10,194	$—	$10,237

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,530)	$—	$(8,530)
Futures Contracts	(170)	—	—	(170)
Credit Default Swaps	—	(273)	—	(273)

Total Depreciation in Other Financial Instruments	$(170)	$(8,803)	$—	$(8,973)

There were no transfers between Levels 1 and 2 during period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Corporate Bonds — Brazil	$1,574	$(3,730)	$3,557	$—	$—	$(1,401)	$—	$—	$—
Foreign Government Securities	5,866	(18)	(680)	112	—	(356)	—	—	4,924

Total	$7,440	$(3,748)	$2,877	$112	$—	$(1,757)	$—	$—	$4,924

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(710,000).

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 71.2%
	Federal Farm Credit Bank — 12.9%
15,000	0.200%, 09/04/12	14,999
30,000	0.210%, 10/25/12	29,998
55,000	0.250%, 08/01/12	55,005
50,000	DN, 0.070%, 07/30/12 (m) (n)	49,994
50,000	DN, 0.090%, 06/11/12 (n)	49,999
25,000	DN, 0.100%, 06/06/12 (n)	25,000
5,000	DN, 0.130%, 08/28/12 (n)	4,998
9,675	DN, 0.150%, 01/22/13 (n)	9,666
23,000	DN, 0.160%, 11/28/12 (n)	22,982
15,000	DN, 0.180%, 10/12/12 (n)	14,990
15,000	DN, 0.210%, 08/08/12 (n)	14,994
19,000	DN, 0.210%, 04/09/13 (n)	18,966
40,000	VAR, 0.190%, 06/01/12	39,997
49,000	VAR, 0.250%, 06/01/12	48,999
50,000	VAR, 0.259%, 06/12/12	49,998
37,800	VAR, 0.270%, 06/22/12	37,804
50,000	VAR, 0.310%, 06/01/12	50,001
30,000	VAR, 0.330%, 06/01/12	29,991
25,000	VAR, 0.400%, 06/01/12	25,000
50,000	VAR, 0.400%, 06/01/12	50,000

		643,381

	Federal Home Loan Bank — 58.3%
22,500	0.130%, 08/08/12	22,498
20,000	0.160%, 11/13/12	19,999
15,000	0.200%, 08/16/12	15,001
25,000	0.200%, 02/15/13	24,996
15,000	0.215%, 10/19/12	14,999
25,000	0.220%, 10/09/12	24,999
6,000	0.220%, 10/29/12	5,999
11,150	0.220%, 04/09/13	11,147
20,000	0.225%, 04/30/13	19,998
5,000	0.240%, 05/10/13	4,999
25,000	0.240%, 05/14/13	24,998
98,560	DN, 0.010%, 06/01/12 (n)	98,560
100,000	DN, 0.095%, 06/06/12 (n)	99,999
200,000	DN, 0.095%, 06/22/12 (n)	199,989
125,000	DN, 0.097%, 06/08/12 (n)	124,998
350,000	DN, 0.098%, 06/20/12 (n)	349,982
598,000	DN, 0.102%, 06/15/12 (n)	597,976
332,500	DN, 0.102%, 08/01/12 (n)	332,443
305,000	DN, 0.103%, 06/13/12 (n)	304,989
100,000	DN, 0.110%, 07/13/12 (n)	99,987
47,600	DN, 0.110%, 08/07/12 (n)	47,590
78,560	DN, 0.110%, 08/22/12 (n)	78,540
29,000	DN, 0.110%, 08/24/12 (n)	28,993
160,000	DN, 0.115%, 07/18/12 (n)	159,976
100,000	DN, 0.160%, 10/10/12 (n)	99,942
16,000	DN, 0.180%, 10/17/12 (n)	15,989
15,000	DN, 0.190%, 10/15/12 (n)	14,989
25,000	VAR, 0.265%, 08/04/12	24,991
22,000	VAR, 0.380%, 06/01/12	21,997

		2,891,563

	Total U.S. Government Agency Securities (Cost $3,534,944 )	3,534,944

U.S. Treasury Obligations — 28.8%
	U.S. Treasury Bills — 27.2% (n)
300,000	0.070%, 06/21/12	299,989
400,000	0.076%, 07/05/12	399,971
50,000	0.080%, 08/02/12	49,993
255,000	0.081%, 06/14/12	254,993
55,000	0.081%, 07/19/12	54,994
75,000	0.085%, 08/30/12	74,984
80,132	0.086%, 08/23/12	80,116
100,000	0.093%, 08/09/12	99,982
35,000	0.151%, 11/01/12	34,978

		1,350,000

	U.S. Treasury Notes — 1.6%
25,000	1.375%, 03/15/13	25,223
10,000	2.500%, 03/31/13	10,190
10,000	3.500%, 05/31/13	10,326
30,000	3.875%, 10/31/12	30,462

		76,201

	Total U.S. Treasury Obligations (Cost $1,426,201 )	1,426,201

	Total Investments — 100.0% (Cost $4,961,145 ) *	4,961,145
	Other Assets in Excess of Liabilities — 0.0% (g)	1,423

	NET ASSETS — 100.0%	$4,962,568

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,961,145	$—	$4,961,145

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 2.5%
706	AH Mortgage Advance Trust, (Cayman Islands), Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	707
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	99
161	Series 2010-4, Class A3, 0.910%, 11/17/14	162
750	Series 2010-4, Class A4, 1.350%, 12/15/15	758
992	Series 2011-3, Class A3, 0.970%, 08/17/15	995
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,062
889	Series 2012-1, Class A4, 1.210%, 07/15/16	897
829	Series 2012-2, Class A3, 0.740%, 04/15/16	828
693	Series 2012-3, Class A3, 0.850%, 08/15/16	693
	AmeriCredit Automobile Receivables Trust,
652	Series 2011-3, Class A3, 1.170%, 01/08/16	655
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,013
471	Series 2012-1, Class A3, 1.230%, 09/08/16	473
	Bank of America Auto Trust,
26	Series 2010-2, Class A3, 1.310%, 07/15/14	25
589	Series 2012-1, Class A3, 0.780%, 06/15/16	589
461	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	462
	CNH Equipment Trust,
1,151	Series 2011-A, Class A3, 1.200%, 05/16/16	1,156
1,001	Series 2011-B, Class A3, 0.910%, 08/15/16	1,001
493	Series 2012-A, Class A3, 0.940%, 05/15/17	494
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	566
257	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	252
407	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	407
	Ford Credit Auto Owner Trust,
724	Series 2011-B, Class A3, 0.840%, 06/15/15	725
1,052	Series 2012-A, Class A3, 0.840%, 08/15/16	1,054
700	Series 2012-B, Class A3, 0.720%, 12/15/16	699
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	315
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
413	Series 2012-2, Class A3, 0.700%, 02/16/16	413
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,022
385	Series 2012-1, Class A3, 0.810%, 09/15/16	385
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	188
810	Series 2011-B, Class A4, 1.650%, 02/15/17	824
	John Deere Owner Trust,
490	Series 2011-A, Class A3, 1.290%, 01/15/16	493
957	Series 2012-A, Class A3, 0.750%, 03/15/16	957
	Mercedes-Benz Auto Receivables Trust,
8	Series 2010-1, Class A3, 1.420%, 08/15/14	8
682	Series 2011-1, Class A3, 0.850%, 03/16/15	683
916	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	917
2,718	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.864%, 10/25/34	2,579
900	Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.539%, 03/25/36	773
	Santander Drive Auto Receivables Trust,
866	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	866
822	Series 2012-1, Class A3, 1.490%, 10/15/15	824
357	Series 2012-2, Class A2, 0.910%, 05/15/15	358
132	Series 2012-3, Class A3, 1.080%, 04/15/16	132
723	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	723
242	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	231
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	1,375
1,276	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	1,278

	Total Asset-Backed Securities (Cost $33,325)	33,454

Collateralized Mortgage Obligations — 32.6%
	Agency CMO — 31.5%
362	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	392
	Federal Home Loan Mortgage Corp. REMICS,
81	Series 1578, Class K, 6.900%, 09/15/23	92
457	Series 2110, Class PG, 6.000%, 01/15/29	492
94	Series 2355, Class BP, 6.000%, 09/15/16	100
153	Series 2391, Class QR, 5.500%, 12/15/16	164
113	Series 2427, Class LW, 6.000%, 03/15/17	121
103	Series 2436, Class MC, 7.000%, 04/15/32	120
137	Series 2441, Class GF, 6.500%, 04/15/32	157
199	Series 2505, Class D, 5.500%, 09/15/32	230
179	Series 2525, Class AM, 4.500%, 04/15/32	205

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
452	Series 2544, Class KE, 5.500%, 12/15/32	512
806	Series 2557, Class HL, 5.300%, 01/15/33	894
90	Series 2558, Class BD, 5.000%, 01/15/18	97
447	Series 2564, Class NK, 5.000%, 02/15/18	480
476	Series 2575, Class PE, 5.500%, 02/15/33	527
800	Series 2586, Class WG, 4.000%, 03/15/33	883
61	Series 2594, Class JB, 4.500%, 04/15/18	65
400	Series 2594, Class VU, 5.500%, 03/15/21	419
110	Series 2595, Class HJ, 5.000%, 03/15/23	119
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,073
121	Series 2602, Class BD, 4.000%, 12/15/22	125
1,414	Series 2611, Class KH, 5.000%, 05/15/18	1,522
885	Series 2621, Class QH, 5.000%, 05/15/33	1,004
805	Series 2624, Class QH, 5.000%, 06/15/33	912
1,686	Series 2626, Class JC, 5.000%, 06/15/23	1,961
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,441
126	Series 2648, Class BK, 5.000%, 07/15/33	132
140	Series 2649, Class PJ, 3.500%, 06/15/33	145
169	Series 2649, Class QH, 4.500%, 07/15/18	180
227	Series 2649, Class WB, 3.500%, 07/15/23	247
5	Series 2685, Class CF, 4.000%, 11/15/16	5
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,405
49	Series 2685, Class MB, 4.000%, 03/15/17	49
350	Series 2687, Class JH, 5.000%, 10/15/23	405
381	Series 2692, Class QD, 5.000%, 12/15/22	402
14	Series 2694, Class QG, 4.500%, 01/15/29	14
272	Series 2696, Class DG, 5.500%, 10/15/33	319
94	Series 2698, Class PG, 5.000%, 06/15/32	98
500	Series 2699, Class TC, 4.000%, 11/15/18	535
5,000	Series 2701, Class AC, 5.000%, 11/15/23	5,573
74	Series 2707, Class KJ, 5.000%, 11/15/18	79
150	Series 2709, Class PE, 5.000%, 12/15/22	160
130	Series 2725, Class TA, 4.500%, 12/15/33	152
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,580
310	Series 2744, Class TU, 5.500%, 05/15/32	327
109	Series 2750, Class JB, 4.500%, 02/15/19	115
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,104
327	Series 2760, Class KT, 4.500%, 09/15/32	344
444	Series 2764, Class TE, 5.000%, 10/15/32	463
1,390	Series 2764, Class UE, 5.000%, 10/15/32	1,494
389	Series 2770, Class EV, 4.500%, 09/15/28	424
400	Series 2772, Class VG, 5.000%, 11/15/22	423
150	Series 2773, Class OC, 5.000%, 04/15/19	172
37	Series 2783, Class AB, 4.000%, 10/15/17	38
32	Series 2788, Class DA, 5.000%, 10/15/22	33
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,172
342	Series 2827, Class TE, 5.000%, 04/15/33	363
510	Series 2828, Class JE, 4.500%, 07/15/19	555
100	Series 2843, Class BC, 5.000%, 08/15/19	110
6,700	Series 2852, Class NY, 5.000%, 09/15/33	7,302
635	Series 2864, Class NB, 5.500%, 07/15/33	717
584	Series 2875, Class HB, 4.000%, 10/15/19	637
122	Series 2886, Class HE, 5.000%, 01/15/33	126
295	Series 2888, Class CG, 5.000%, 08/15/33	310
390	Series 2890, Class PD, 5.000%, 03/15/33	407
206	Series 2891, Class LD, 5.000%, 08/15/33	215
700	Series 2896, Class VB, 5.000%, 12/15/25	751
180	Series 2898, Class PE, 5.000%, 05/15/33	188
850	Series 2899, Class HB, 4.000%, 12/15/19	941
200	Series 2899, Class KB, 4.500%, 03/15/19	206
540	Series 2904, Class PD, 5.500%, 03/15/33	560
500	Series 2910, Class BE, 4.500%, 12/15/19	551
383	Series 2920, Class KT, 4.500%, 01/15/20	429
65	Series 2921, Class MD, 5.000%, 06/15/33	67
285	Series 2928, Class NE, 5.000%, 04/15/33	298
500	Series 2929, Class KG, 4.500%, 02/15/20	554
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,146
164	Series 2948, Class YD, 5.500%, 08/15/33	171
1,000	Series 2957, Class VW, 5.000%, 08/15/24	1,097
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,061
88	Series 2966, Class XD, 5.500%, 09/15/33	91
520	Series 2968, Class MD, 5.500%, 12/15/33	561
500	Series 2981, Class BC, 4.500%, 05/15/20	557
8,500	Series 2987, Class KG, 5.000%, 12/15/34	9,008
197	Series 2988, Class TY, 5.500%, 06/15/25	218
4,586	Series 2989, Class TG, 5.000%, 06/15/25	5,029
324	Series 2993, Class PM, 4.500%, 05/15/35	339
251	Series 3004, Class HK, 5.500%, 07/15/35	271
193	Series 3017, Class MK, 5.000%, 12/15/34	206
541	Series 3028, Class ME, 5.000%, 02/15/34	588
502	Series 3036, Class TE, 5.500%, 12/15/34	544
2,770	Series 3037, Class ND, 5.000%, 01/15/34	2,960
653	Series 3057, Class LD, 5.000%, 07/15/31	662
449	Series 3057, Class PE, 5.500%, 11/15/34	493
1,000	Series 3059, Class CE, 5.000%, 02/15/34	1,066
54	Series 3059, Class PC, 5.500%, 01/15/32	55
4,000	Series 3062, Class HE, 5.000%, 01/15/34	4,294
1,000	Series 3067, Class PK, 5.500%, 05/15/34	1,066
140	Series 3077, Class TO, PO, 04/15/35	135
500	Series 3078, Class PD, 5.500%, 07/15/34	541

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
151	Series 3080, Class VB, 5.000%, 06/15/25	166
126	Series 3082, Class PW, 5.500%, 12/15/35	145
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,292
88	Series 3087, Class JB, 5.500%, 03/15/24	90
500	Series 3087, Class KX, 5.500%, 12/15/25	558
308	Series 3095, Class GB, 5.000%, 04/15/24	317
121	Series 3098, Class KE, 5.500%, 09/15/34	129
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,314
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,401
39	Series 3115, Class MB, 5.500%, 12/15/20	39
5,500	Series 3117, Class PL, 5.000%, 08/15/34	5,912
246	Series 3121, Class JD, 5.500%, 03/15/26	274
495	Series 3123, Class HT, 5.000%, 03/15/26	558
101	Series 3128, Class BD, 5.000%, 03/15/30	102
1,775	Series 3128, Class BE, 5.000%, 05/15/33	1,876
420	Series 3130, Class QD, 5.500%, 07/15/34	440
360	Series 3135, Class JC, 6.000%, 08/15/33	373
457	Series 3136, Class CO, PO, 04/15/36	432
500	Series 3145, Class AJ, 5.500%, 04/15/36	548
61	Series 3147, Class YE, 5.500%, 07/15/24	62
1,125	Series 3150, Class EQ, 5.000%, 05/15/26	1,283
90	Series 3151, Class PD, 6.000%, 11/15/34	94
54	Series 3164, Class QV, 6.500%, 03/15/17	55
1,228	Series 3165, Class JD, 5.500%, 08/15/34	1,303
289	Series 3165, Class ND, 5.500%, 10/15/34	298
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,110
595	Series 3200, Class PO, PO, 08/15/36	532
593	Series 3204, Class NV, 5.000%, 08/15/17	642
80	Series 3216, Class JA, 5.500%, 11/15/24	81
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,674
178	Series 3261, Class MA, 5.500%, 01/15/17	183
455	Series 3270, Class AT, 5.500%, 01/15/37	523
700	Series 3271, Class PB, 6.000%, 12/15/35	771
79	Series 3272, Class PA, 6.000%, 02/15/37	87
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,148
7,400	Series 3294, Class DB, 4.500%, 03/15/22	8,228
258	Series 3312, Class LB, 5.500%, 11/15/25	271
707	Series 3334, Class CD, 6.000%, 07/15/34	726
440	Series 3337, Class MD, 5.500%, 06/15/27	489
100	Series 3348, Class HT, 6.000%, 07/15/37	115
2,365	Series 3349, Class HE, 5.500%, 07/15/36	2,621
100	Series 3372, Class BD, 4.500%, 10/15/22	112
228	Series 3414, Class A, 4.500%, 07/15/22	238
485	Series 3476, Class VB, 5.500%, 02/15/27	510
350	Series 3493, Class LA, 4.000%, 10/15/23	387
179	Series 3508, Class PK, 4.000%, 02/15/39	189
209	Series 3513, Class A, 4.500%, 02/15/39	229
545	Series 3521, Class B, 4.000%, 04/15/24	580
250	Series 3544, Class BC, 4.000%, 06/15/24	273
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,831
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,446
5,000	Series 3563, Class BD, 4.000%, 08/15/24	5,481
175	Series 3563, Class LB, 4.000%, 08/15/29	188
265	Series 3571, Class MY, 4.000%, 09/15/24	297
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,293
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,546
800	Series 3578, Class KB, 4.000%, 09/15/24	875
407	Series 3593, Class PC, 5.000%, 05/15/38	450
3,053	Series 3605, Class NB, 5.500%, 06/15/37	3,352
198	Series 3652, Class A, 4.500%, 11/15/24	208
530	Series 3653, Class B, 4.500%, 04/15/30	596
6,796	Series 3653, Class HJ, 5.000%, 04/15/40	7,487
135	Series 3659, Class BD, 5.000%, 01/15/37	148
530	Series 3659, Class VG, 5.000%, 09/15/34	605
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,331
207	Series 3688, Class GT, VAR, 7.159%, 11/15/46	229
260	Series 3715, Class PC, 4.500%, 08/15/40	300
983	Series 3730, Class PL, 4.500%, 01/15/33	1,017
2,966	Series 3740, Class BP, 4.500%, 04/15/38	3,166
864	Series 3747, Class HI, IO, 4.500%, 07/15/37	104
1,778	Series 3747, Class PA, 4.000%, 04/15/38	1,910
411	Series 3755, Class ML, 5.500%, 06/15/29	447
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,381
4,075	Series 3819, Class ZQ, 6.000%, 04/15/36	4,740
1,619	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,879
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,040
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,774
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,896
3,517	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,650
	Federal National Mortgage Association REMICS,
755	Series 1997-57, Class PN, 5.000%, 09/18/27	832
470	Series 1999-51, Class PH, 6.000%, 10/25/29	505

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
489	Series 2001-63, Class TC, 6.000%, 12/25/31	548
1,018	Series 2001-81, Class HE, 6.500%, 01/25/32	1,151
54	Series 2002-24, Class AJ, 6.000%, 04/25/17	58
1,037	Series 2002-75, Class GB, 5.500%, 11/25/32	1,188
324	Series 2002-85, Class PE, 5.500%, 12/25/32	358
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	343
317	Series 2003-21, Class OU, 5.500%, 03/25/33	350
67	Series 2003-22, Class UH, 4.000%, 12/25/32	69
270	Series 2003-23, Class CH, 5.000%, 04/25/33	300
52	Series 2003-28, Class KA, 4.250%, 03/25/22	52
39	Series 2003-32, Class BW, 5.500%, 03/25/32	41
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,028
400	Series 2003-48, Class TC, 5.000%, 06/25/23	450
521	Series 2003-55, Class HY, 5.000%, 06/25/23	578
913	Series 2003-63, Class YB, 5.000%, 07/25/33	1,019
252	Series 2003-64, Class VC, 5.000%, 03/25/16	257
1,166	Series 2003-69, Class N, 5.000%, 07/25/33	1,294
230	Series 2003-80, Class QG, 5.000%, 08/25/33	274
35	Series 2003-81, Class CB, 4.750%, 09/25/18	36
600	Series 2003-84, Class GE, 4.500%, 09/25/18	651
1,364	Series 2003-84, Class PG, 5.000%, 03/25/32	1,425
180	Series 2003-85, Class QD, 5.500%, 09/25/33	218
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,238
195	Series 2003-87, Class TJ, 4.500%, 09/25/18	208
40	Series 2003-90, Class LA, 4.250%, 02/25/22	40
293	Series 2003-94, Class CE, 5.000%, 10/25/33	315
33	Series 2003-109, Class BT, 4.500%, 08/25/22	33
120	Series 2003-113, Class KA, 4.500%, 11/25/18	123
5,000	Series 2003-129, Class ME, 5.000%, 08/25/23	5,379
83	Series 2003-131, Class CG, 5.500%, 05/25/33	88
649	Series 2003-134, Class MH, 5.000%, 06/25/33	692
105	Series 2004-30, Class CK, 4.500%, 05/25/19	105
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,182
710	Series 2004-53, Class NC, 5.500%, 07/25/24	786
1,772	Series 2004-70, Class EB, 5.000%, 10/25/24	1,948
131	Series 2004-81, Class HA, 4.250%, 10/25/24	137
25	Series 2004-89, Class MA, 4.250%, 09/25/24	25
212	Series 2004-91, Class VL, 5.000%, 05/25/23	226
1,410	Series 2005-5, Class CK, 5.000%, 01/25/35	1,553
7,593	Series 2005-22, Class HE, 5.000%, 10/25/33	8,068
148	Series 2005-28, Class BC, 5.000%, 03/25/31	150
3,884	Series 2005-29, Class WC, 4.750%, 04/25/35	4,248
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,506
9,225	Series 2005-44, Class PE, 5.000%, 07/25/33	9,760
1,000	Series 2005-46, Class CE, 5.000%, 03/25/24	1,044
100	Series 2005-48, Class TD, 5.500%, 06/25/35	120
865	Series 2005-51, Class ND, 5.500%, 11/25/33	912
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,197
375	Series 2005-58, Class EP, 5.500%, 07/25/35	421
191	Series 2005-62, Class CP, 4.750%, 07/25/35	210
100	Series 2005-68, Class BE, 5.250%, 08/25/35	116
887	Series 2005-68, Class PG, 5.500%, 08/25/35	1,002
336	Series 2005-84, Class TK, 5.250%, 09/25/35	345

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
808	Series 2005-86, Class AX, 5.500%, 10/25/35	865
690	Series 2005-86, Class WD, 5.000%, 03/25/34	745
163	Series 2005-91, Class DA, 4.500%, 10/25/20	166
368	Series 2005-99, Class AE, 5.500%, 12/25/35	384
580	Series 2005-101, Class ND, 5.000%, 06/25/34	611
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,574
308	Series 2005-110, Class GJ, 5.500%, 11/25/30	316
150	Series 2005-110, Class GL, 5.500%, 12/25/35	182
133	Series 2005-110, Class MB, 5.500%, 09/25/35	147
111	Series 2005-116, Class PB, 6.000%, 04/25/34	119
283	Series 2005-121, Class V, 4.500%, 06/25/29	302
157	Series 2006-4, Class MB, 6.000%, 01/25/31	159
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,060
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,212
192	Series 2006-30, Class GA, 5.500%, 07/25/20	204
500	Series 2006-41, Class MC, 5.500%, 07/25/35	543
5,000	Series 2006-44, Class OG, 5.500%, 12/25/34	5,405
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,847
510	Series 2006-49, Class PA, 6.000%, 06/25/36	573
5,000	Series 2006-53, Class CM, 5.000%, 01/25/35	5,325
892	Series 2006-56, Class PF, VAR, 0.589%, 07/25/36	893
1,135	Series 2006-57, Class PD, 5.500%, 01/25/35	1,233
352	Series 2006-63, Class QE, 5.500%, 11/25/32	360
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,908
121	Series 2006-78, Class AV, 6.500%, 05/25/17	122
129	Series 2006-112, Class QA, 5.500%, 03/25/33	132
38	Series 2006-129, Class PB, 5.500%, 04/25/32	39
189	Series 2007-33, Class HE, 5.500%, 04/25/37	211
6,852	Series 2007-63, Class PC, 5.500%, 07/25/36	7,420
162	Series 2007-65, Class KI, IF, IO, 6.381%, 07/25/37	23
408	Series 2007-68, Class KA, 6.000%, 12/25/33	428
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,073
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,719
1,106	Series 2007-71, Class KP, 5.500%, 07/25/37	1,225
437	Series 2007-75, Class VA, 5.000%, 08/25/18	451
7,200	Series 2007-76, Class PK, 6.000%, 06/25/36	7,823
640	Series 2007-77, Class TC, 5.500%, 09/25/34	669
452	Series 2007-77, Class TD, 5.500%, 01/25/36	499
3,000	Series 2007-80, Class PB, 5.500%, 05/25/34	3,108
288	Series 2007-113, Class DB, 4.500%, 12/25/22	325
600	Series 2008-65, Class CD, 4.500%, 08/25/23	663
2,115	Series 2008-68, Class VB, 6.000%, 03/25/27	2,285
214	Series 2008-68, Class VJ, 5.500%, 07/25/19	227
825	Series 2008-68, Class VK, 5.500%, 03/25/27	907
2,820	Series 2008-68, Class VN, 5.500%, 03/25/27	3,028
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,908
86	Series 2008-74, Class B, 5.500%, 09/25/38	96
14	Series 2008-85, Class EA, 5.000%, 03/25/26	14
104	Series 2008-89, Class AH, 4.500%, 11/25/34	105
239	Series 2009-20, Class AM, 5.500%, 10/25/36	244
210	Series 2009-37, Class KI, IF, IO, 5.761%, 06/25/39	30
390	Series 2009-39, Class LB, 4.500%, 06/25/29	435

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,188	Series 2009-62, Class HJ, 6.000%, 05/25/39	4,607
370	Series 2009-71, Class MB, 4.500%, 09/25/24	410
3,750	Series 2009-71, Class XB, 5.000%, 03/25/38	4,127
479	Series 2009-78, Class J, 5.000%, 09/25/19	522
211	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	27
276	Series 2009-86, Class OT, PO, 10/25/37	260
150	Series 2009-86, Class PC, 5.000%, 03/25/37	161
6,830	Series 2009-92, Class AD, 6.000%, 11/25/39	7,589
397	Series 2009-96, Class CB, 4.000%, 11/25/49	421
675	Series 2009-96, Class DB, 4.000%, 11/25/29	740
1,454	Series 2009-112, Class ST, IF, IO, 6.011%, 01/25/40	171
120	Series 2010-9, Class MD, 5.000%, 02/25/38	135
3,069	Series 2010-10, Class MA, 4.500%, 04/25/34	3,205
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,510
751	Series 2010-35, Class SB, IF, IO, 6.181%, 04/25/40	91
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,638
700	Series 2010-41, Class DC, 4.500%, 05/25/25	798
230	Series 2010-48, Class UB, 5.000%, 06/25/36	245
396	Series 2010-54, Class EA, 4.500%, 06/25/40	426
525	Series 2010-56, Class BD, 5.000%, 12/25/38	574
70	Series 2010-64, Class DM, 5.000%, 06/25/40	76
275	Series 2010-64, Class EH, 5.000%, 10/25/35	289
1,154	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,273
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,562
658	Series 2010-111, Class AE, 5.500%, 04/25/38	703
6,185	Series 2010-135, Class HE, 3.000%, 01/25/21	6,449
1,190	Series 2011-22, Class MA, 6.500%, 04/25/38	1,365
4,293	Series 2011-39, Class ZA, 6.000%, 11/25/32	4,808
2,061	Series 2011-60, Class C, 4.000%, 10/25/39	2,067
3,448	Series 2011-61, Class V, 4.500%, 08/25/22	3,789
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,338
	Federal National Mortgage Association STRIPS,
162	Series 293, Class 1, PO, 12/01/24	152
329	Series 314, Class 1, PO, 07/01/31	317
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	162
420	Series 2002-79, Class KL, 5.500%, 11/20/32	505
164	Series 2002-88, Class PH, 5.500%, 12/16/31	172
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	286
424	Series 2003-29, Class PD, 5.500%, 04/16/33	509
1,000	Series 2003-33, Class NE, 5.500%, 04/16/33	1,147
277	Series 2003-40, Class TD, 5.000%, 03/20/33	302
355	Series 2003-65, Class AP, 5.500%, 08/20/33	410
2,000	Series 2003-77, Class TK, 5.000%, 09/16/33	2,289
550	Series 2004-16, Class GC, 5.500%, 02/20/34	666
109	Series 2004-54, Class BG, 5.500%, 07/20/34	126
156	Series 2004-75, Class NG, 5.500%, 09/20/33	166
453	Series 2004-93, Class PD, 5.000%, 11/16/34	547
450	Series 2004-101, Class BE, 5.000%, 11/20/34	539
350	Series 2005-11, Class PL, 5.000%, 02/20/35	418
2,166	Series 2005-26, Class XY, 5.500%, 03/20/35	2,480
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,129
297	Series 2005-49, Class B, 5.500%, 06/20/35	348
419	Series 2005-51, Class DC, 5.000%, 07/20/35	455

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
106	Series 2005-56, Class BD, 5.000%, 07/20/35	123
922	Series 2006-38, Class SG, IF, IO, 6.410%, 09/20/33	63
167	Series 2007-26, Class SW, IF, IO, 5.960%, 05/20/37	27
526	Series 2007-37, Class LB, 5.500%, 06/16/37	593
320	Series 2007-79, Class BL, 5.750%, 08/20/37	387
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	543
815	Series 2008-9, Class PW, 5.250%, 02/20/38	955
174	Series 2008-23, Class YA, 5.250%, 03/20/38	195
86	Series 2008-30, Class AB, 4.200%, 02/20/37	89
236	Series 2008-31, Class PK, 4.000%, 06/20/36	245
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,380
177	Series 2008-34, Class PG, 5.250%, 04/20/38	212
400	Series 2008-35, Class NF, 5.000%, 04/20/38	468
365	Series 2008-38, Class BE, 5.000%, 07/16/36	412
957	Series 2008-38, Class BG, 5.000%, 05/16/38	1,099
154	Series 2008-43, Class NB, 5.500%, 05/20/38	185
655	Series 2008-56, Class PX, 5.500%, 06/20/38	784
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,587
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,210
20	Series 2008-62, Class SA, IF, IO, 5.910%, 07/20/38	3
751	Series 2008-76, Class US, IF, IO, 5.660%, 09/20/38	102
722	Series 2008-95, Class DS, IF, IO, 7.060%, 12/20/38	114
1,031	Series 2009-14, Class AG, 4.500%, 03/20/39	1,133
365	Series 2009-15, Class NA, 5.000%, 12/20/38	397
215	Series 2009-61, Class AP, 4.000%, 08/20/39	228
1,719	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	214
1,029	Series 2009-106, Class ST, IF, IO, 5.760%, 02/20/38	152
175	Series 2010-7, Class EA, 5.000%, 06/16/38	201
472	Series 2010-14, Class QP, 6.000%, 12/20/39	516
306	Series 2010-51, Class DA, 5.000%, 01/20/40	308
740	Series 2010-157, Class OP, PO, 12/20/40	653
5,088	Series 2011-97, Class WA, VAR, 6.060%, 11/20/38	5,790
295	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	309

		419,311

	Non-Agency CMO — 1.1%
447	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	459
314	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	329
	Citigroup Mortgage Loan Trust, Inc.,
149	Series 2003-1, Class 3A4, 5.250%, 09/25/33	158
204	Series 2004-HYB4, Class WA, VAR, 2.781%, 12/25/34	200
2,078	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,133
168	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	171
	Credit Suisse Mortgage Capital Certificates,
259	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	267
1,263	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	1,241
152	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	158
869	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	891
1,195	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,256
	JP Morgan Mortgage Trust,
2,558	Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	2,531
390	Series 2007-A1, Class 5A5, VAR, 2.850%, 07/25/35	377
706	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	694

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
86	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	87
200	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.665%, 04/25/34	204
405	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	427
60	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	63
87	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	89
221	Springleaf Mortgage Loan Trust, Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	221
44	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	46
2,561	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.674%, 09/25/34	2,553

		14,555

	Total Collateralized Mortgage Obligations (Cost $428,042)	433,866

Commercial Mortgage-Backed Securities — 1.6%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	205
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,240
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,254
1,300	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,388
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	417
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	54
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,551
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,020
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,072
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,400	Series 2005-CB11, Class AJ, VAR, 5.365%, 08/12/37	1,395
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,112
1,878	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	1,963
34,921	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.203%, 12/12/49 (e)	431
	Morgan Stanley Capital I, Inc.,
1,000	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,051
60,959	Series 2007-HQ11, Class X, IO, VAR, 0.227%, 02/12/44 (e)	428
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	623
	Morgan Stanley Reremic Trust,
1,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,536
243	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	243
	WF-RBS Commercial Mortgage Trust,
929	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	940
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,890

	Total Commercial Mortgage-Backed Securities (Cost $20,851)	20,813

Corporate Bonds — 20.3%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,233
40	5.000%, 03/30/20	47

		1,280

	Automobiles — 0.1%
	Daimler Finance North America LLC,
584	2.625%, 09/15/16 (e)	603
450	6.500%, 11/15/13	484

		1,087

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	90

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — 1.0%
	CBS Corp.,
30	7.875%, 07/30/30	40
1,100	8.875%, 05/15/19	1,469
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	582
	Comcast Corp.,
400	5.700%, 07/01/19	477
335	5.900%, 03/15/16	387
335	6.500%, 01/15/17	398
550	Cox Communications, Inc., 5.450%, 12/15/14	606
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	315
422	Discovery Communications LLC, 4.375%, 06/15/21	457
	News America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	730
400	7.600%, 10/11/15	463
200	7.700%, 10/30/25	251
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	527
50	8.250%, 04/01/19	65
3,425	8.750%, 02/14/19	4,537
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	690
	Viacom, Inc.,
75	1.250%, 02/27/15	75
361	3.875%, 12/15/21	385
200	4.500%, 03/01/21	223

		12,713

	Multiline Retail — 0.0% (g)
300	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	366
175	Nordstrom, Inc., 4.000%, 10/15/21	194

		560

	Total Consumer Discretionary	15,730

	Consumer Staples — 1.1%
	Beverages — 0.3%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	783
	Coca-Cola Co. (The),
1,000	1.800%, 09/01/16	1,031
400	4.875%, 03/15/19	476
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,017
400	PepsiCo, Inc., 0.800%, 08/25/14	400

		3,707

	Food & Staples Retailing — 0.2%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,203
	Kroger Co. (The),
92	5.400%, 07/15/40	98
700	6.150%, 01/15/20	855
1,000	6.400%, 08/15/17	1,209

		3,365

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	42
1,192	8.500%, 06/15/19	1,517
	Cargill, Inc.,
400	6.000%, 11/27/17 (e)	479
1,000	7.350%, 03/06/19 (e)	1,274
100	General Mills, Inc., 5.650%, 02/15/19	122
	Kellogg Co.,
435	3.125%, 05/17/22	438
513	3.250%, 05/21/18	549
429	Kraft Foods Group, Inc., 3.500%, 06/06/22 (e)	438
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	61
425	7.000%, 08/11/37	548

		5,468

	Household Products — 0.2%
200	Kimberly-Clark Corp., 2.400%, 03/01/22	200
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,839

		2,039

	Total Consumer Staples	14,579

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
750	Halliburton Co., 8.750%, 02/15/21	1,090
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	19
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	245
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	116
460	7.375%, 04/15/18	545

		2,015

	Oil, Gas & Consumable Fuels — 1.1%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	66

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Apache Corp.,
550	6.000%, 09/15/13	586
400	6.900%, 09/15/18	504
	BP Capital Markets plc, (United Kingdom),
712	3.245%, 05/06/22	723
800	3.875%, 03/10/15	855
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,269
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	938
500	5.900%, 02/01/18	594
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	524
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,540
550	Encana Corp., (Canada), 5.900%, 12/01/17	636
139	Occidental Petroleum Corp., 1.750%, 02/15/17	142
1,000	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	1,014
173	Phillips 66, 4.300%, 04/01/22 (e)	180
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	47
1,555	4.300%, 09/22/19	1,808
40	4.375%, 03/25/20	47
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	59
70	8.000%, 10/01/19	91
1,200	Statoil ASA, (Norway), 3.125%, 08/17/17	1,291
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	238
200	Total Capital International S.A., (France), 2.875%, 02/17/22	202
	Total Capital S.A., (France),
240	2.300%, 03/15/16	249
148	4.125%, 01/28/21	166
	TransCanada PipeLines Ltd., (Canada),
500	3.800%, 10/01/20	547
300	7.125%, 01/15/19	387

		14,703

	Total Energy	16,718

	Financials — 9.2%
	Capital Markets — 2.1%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	84
1,340	4.150%, 02/01/21	1,482
155	4.600%, 01/15/20	176
200	BlackRock, Inc., 6.250%, 09/15/17	241
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
	Credit Suisse USA, Inc.,
80	5.125%, 08/15/15	87
350	5.850%, 08/16/16	395
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	493
90	3.625%, 02/07/16	88
112	3.700%, 08/01/15	111
196	5.250%, 07/27/21	194
900	5.375%, 03/15/20	916
1,195	6.000%, 06/15/20	1,255
5,150	7.500%, 02/15/19	5,849
1,600	Jefferies Group, Inc., 8.500%, 07/15/19	1,696
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	212
800	7.625%, 08/13/19 (e)	867
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	637
2,000	6.875%, 04/25/18	2,198
	Morgan Stanley,
323	3.450%, 11/02/15	307
50	5.300%, 03/01/13	51
1,000	5.450%, 01/09/17	977
331	5.500%, 07/24/20	310
2,500	5.625%, 09/23/19	2,385
510	5.750%, 01/25/21	481
1,400	6.000%, 04/28/15	1,424
1,700	7.300%, 05/13/19	1,763
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	279
300	5.000%, 03/04/15	314
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	2,081

		27,396

	Commercial Banks — 3.0%
494	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	501
	Bank of Nova Scotia, (Canada),
500	2.550%, 01/12/17	520
400	4.375%, 01/13/21	453
	Barclays Bank plc, (United Kingdom),
250	5.125%, 01/08/20	268
475	5.200%, 07/10/14	500
2,650	6.750%, 05/22/19	3,053

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	BB&T Corp.,
705	3.200%, 03/15/16	747
45	3.375%, 09/25/13	47
55	3.850%, 07/27/12	55
60	3.950%, 04/29/16	65
500	5.200%, 12/23/15	552
319	5.700%, 04/30/14	347
	Credit Suisse, (Switzerland),
250	4.375%, 08/05/20	265
1,000	5.400%, 01/14/20	1,016
3,900	6.000%, 02/15/18	4,146
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	511
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	309
1,400	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,424
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,475
	HSBC Bank plc, (United Kingdom),
1,246	1.625%, 07/07/14 (e)	1,247
523	3.100%, 05/24/16 (e)	539
1,100	4.750%, 01/19/21 (e)	1,197
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,106
900	KeyCorp, 6.500%, 05/14/13	945
	Manufacturers & Traders Trust Co.,
1,000	6.625%, 12/04/17	1,175
700	VAR, 1.968%, 04/01/13	701
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,030
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	254
	National City Corp.,
400	4.900%, 01/15/15	436
100	6.875%, 05/15/19	123
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	576
	PNC Funding Corp.,
100	3.000%, 05/19/14	104
50	5.125%, 02/08/20	58
50	5.250%, 11/15/15	55
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	903
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	115
553	3.875%, 02/08/22	551
350	4.500%, 01/11/21	371
	SunTrust Banks, Inc.,
800	3.600%, 04/15/16	831
280	5.250%, 11/05/12	285
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	730
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	404
1,041	2.500%, 07/14/16	1,081
	U.S. Bancorp,
307	1.650%, 05/15/17	306
60	2.450%, 07/27/15	62
732	4.125%, 05/24/21	821
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	542
1,000	6.000%, 11/15/17	1,154
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,160
3,895	5.750%, 02/01/18	4,512

		39,684

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	471
	American Express Co.,
200	6.150%, 08/28/17	236
1,820	7.000%, 03/19/18	2,240
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,858
2,800	Capital One Bank USA N.A., 8.800%, 07/15/19	3,555
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	886
460	HSBC Finance Corp., 5.000%, 06/30/15	491
250	John Deere Capital Corp., 3.150%, 10/15/21	263
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	407
591	1.600%, 03/15/17	593
1,700	Toyota Motor Credit Corp., 2.000%, 09/15/16	1,731

		12,731

	Diversified Financial Services — 2.3%
	Bank of America Corp.,
360	3.625%, 03/17/16	356
427	3.875%, 03/22/17	426
1,050	4.900%, 05/01/13	1,075
865	5.625%, 07/01/20	896
585	5.650%, 05/01/18	610

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
710	5.700%, 01/24/22	754
600	7.375%, 05/15/14	647
2,600	7.625%, 06/01/19	2,972
	Citigroup, Inc.,
619	4.587%, 12/15/15	644
490	4.750%, 05/19/15	511
829	5.375%, 08/09/20	891
5,400	8.500%, 05/22/19	6,614
131	CME Group, Inc., 5.750%, 02/15/14	141
315	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	337
	FUEL Trust,
757	3.984%, 06/15/16 (e)	786
240	4.207%, 04/15/16 (e)	251
	General Electric Capital Corp.,
337	2.250%, 11/09/15	341
125	4.375%, 09/16/20	135
6,700	4.625%, 01/07/21	7,317
331	5.300%, 02/11/21	369
1,600	5.500%, 01/08/20	1,831
80	5.625%, 09/15/17	91
850	5.625%, 05/01/18	966
70	5.875%, 01/14/38	80
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,111
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	948

		31,100

	Insurance — 0.7%
500	Aflac, Inc., 8.500%, 05/15/19	661
	Aon Corp.,
621	3.125%, 05/27/16	646
94	3.500%, 09/30/15	98
1,372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,387
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	279
2,160	5.400%, 05/15/18	2,550
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	941
420	6.500%, 08/15/16	475
	Lincoln National Corp.,
96	4.200%, 03/15/22	96
268	4.850%, 06/24/21	280
	Metropolitan Life Global Funding I,
400	3.125%, 01/11/16 (e)	422
426	3.875%, 04/11/22 (e)	443
	New York Life Global Funding,
500	3.000%, 05/04/15 (e)	525
800	5.375%, 09/15/13 (e)	846

		9,703

	Real Estate Investment Trusts (REITs) — 0.1%
400	CommonWealth REIT, 6.250%, 08/15/16	423
272	ERP Operating LP, 4.625%, 12/15/21	297
50	HCP, Inc., 3.750%, 02/01/19	50
200	Simon Property Group LP, 6.125%, 05/30/18	238
700	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	833

		1,841

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	412

	Total Financials	122,867

	Health Care — 0.3%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,439

	Health Care Providers & Services — 0.2%
381	Aetna, Inc., 1.750%, 05/15/17	380
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,550
187	UnitedHealth Group, Inc., 3.375%, 11/15/21	197
100	WellPoint, Inc., 2.375%, 02/15/17	103

		2,230

	Total Health Care	3,669

	Industrials — 1.8%
	Aerospace & Defense — 0.4%
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,391
850	Lockheed Martin Corp., 4.250%, 11/15/19	955
325	Northrop Grumman Corp., 5.050%, 08/01/19	379
1,550	United Technologies Corp., 6.125%, 02/01/19	1,923

		4,648

	Airlines — 0.1%
106	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	109
677	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	711

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Airlines — Continued
365	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	396
55	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	58
97	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	103

		1,377

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	209
100	6.250%, 03/15/19	103
417	Republic Services, Inc., 3.550%, 06/01/22	423
	Waste Management, Inc.,
242	4.600%, 03/01/21	270
150	4.750%, 06/30/20	169

		1,174

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	349
526	Fluor Corp., 3.375%, 09/15/21	549

		898

	Industrial Conglomerates — 0.2%
784	Danaher Corp., 3.900%, 06/23/21	883
480	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	566
1,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	1,265

		2,714

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	1,005
30	7.900%, 12/15/18	41
700	Deere & Co., 4.375%, 10/16/19	819

		1,865

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	133
2,000	4.100%, 06/01/21	2,201
	CSX Corp.,
3,000	6.250%, 03/15/18	3,616
230	7.375%, 02/01/19	294
	Norfolk Southern Corp.,
829	3.250%, 12/01/21	866
300	7.800%, 05/15/27	435
	Ryder System, Inc.,
290	2.500%, 03/01/17	292
535	3.500%, 06/01/17	565
100	3.600%, 03/01/16	106
	Union Pacific Corp.,
1,931	4.163%, 07/15/22	2,167
142	5.450%, 01/31/13	146

		10,821

	Total Industrials	23,497

	Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	208
250	5.500%, 02/22/16	290

		498

	Computers & Peripherals — 0.3%
1,400	Dell, Inc., 4.625%, 04/01/21	1,557
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	951
1,100	4.750%, 06/02/14	1,164
30	6.125%, 03/01/14	32

		3,704

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	407
155	6.000%, 04/01/20	172
160	6.875%, 07/01/13	170
500	7.500%, 01/15/27	580

		1,329

	Internet Software & Services — 0.1%
1,250	eBay, Inc., 3.250%, 10/15/20	1,313

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	251
1,000	1.875%, 05/15/19	1,007
629	1.950%, 07/22/16	653
40	8.375%, 11/01/19	58

		1,969

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,877

	Semiconductors & Semiconductor Equipment — 0.1%
651	Intel Corp., 3.300%, 10/01/21	692
837	Texas Instruments, Inc., 2.375%, 05/16/16	883

		1,575

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	214
1,500	Microsoft Corp., 4.200%, 06/01/19	1,760
	Oracle Corp.,
720	5.750%, 04/15/18	873
50	6.500%, 04/15/38	68

		2,915

	Total Information Technology	15,180

	Materials — 0.8%
	Chemicals — 0.6%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	95
325	5.900%, 02/15/15	364
32	8.550%, 05/15/19	42
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	247
1,500	6.000%, 07/15/18	1,858
660	Mosaic Co. (The), 3.750%, 11/15/21	690
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	824
	PPG Industries, Inc.,
550	3.600%, 11/15/20	589
50	5.750%, 03/15/13	52
1,325	6.650%, 03/15/18	1,642
25	7.400%, 08/15/19	31
	Praxair, Inc.,
1,000	3.000%, 09/01/21	1,053
100	4.625%, 03/30/15	111
240	5.200%, 03/15/17	282
400	Union Carbide Corp., 7.500%, 06/01/25	483

		8,363

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	340

	Metals & Mining — 0.2%
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	705
352	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	347
172	Nucor Corp., 5.850%, 06/01/18	210
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	874
120	8.950%, 05/01/14	138

		2,314

	Total Materials	11,017

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
1,500	4.450%, 05/15/21	1,711
1,000	5.500%, 02/01/18	1,182
850	5.600%, 05/15/18	1,015
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,243
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,078
	France Telecom S.A., (France),
525	2.750%, 09/14/16	532
50	8.500%, 03/01/31	69
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	398
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	102
400	6.221%, 07/03/17	385
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,072
245	5.550%, 02/15/16	282
2,055	8.750%, 11/01/18	2,809

		12,878

	Wireless Telecommunication Services — 0.1%
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,019
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	585

		1,604

	Total Telecommunication Services	14,482

	Utilities — 2.5%
	Electric Utilities — 1.8%
800	Appalachian Power Co., 4.600%, 03/30/21	897
461	Carolina Power & Light Co., 2.800%, 05/15/22	470
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	881
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	248
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,182
137	Consumers Energy Co., 2.850%, 05/15/22	140
200	Detroit Edison Co. (The), 3.900%, 06/01/21	225
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,398
50	6.450%, 10/15/32	67

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
233	Duke Energy Corp., 3.550%, 09/15/21	249
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	177
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	378
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	187
3,700	Georgia Power Co., 4.250%, 12/01/19	4,254
263	Great Plains Energy, Inc., 4.850%, 06/01/21	285
25	Indiana Michigan Power Co., 7.000%, 03/15/19	32
1,000	Nevada Power Co., 6.500%, 08/01/18	1,238
	NextEra Energy Capital Holdings, Inc.,
200	6.000%, 03/01/19	236
40	7.875%, 12/15/15	48
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	368
	Pacific Gas & Electric Co.,
424	3.250%, 09/15/21	447
50	6.050%, 03/01/34	64
200	PacifiCorp, 5.650%, 07/15/18	241
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,726
490	Progress Energy, Inc., 4.400%, 01/15/21	554
74	Public Service Co. of Colorado, 3.200%, 11/15/20	80
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	245
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,073
650	5.500%, 08/15/18	790
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,258
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	2,036
429	Virginia Electric and Power Co., 2.950%, 01/15/22	442

		23,942

	Gas Utilities — 0.2%
939	AGL Capital Corp., 3.500%, 09/15/21	981
380	Atmos Energy Corp., 4.950%, 10/15/14	412
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	926

		2,319

	Independent Power Producers & Energy Traders — 0.0% (g)
500	PSEG Power LLC, 4.150%, 09/15/21	531

	Multi-Utilities — 0.3%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	599
350	Dominion Resources, Inc., 5.200%, 08/15/19	414
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	176
	Nisource Finance Corp.,
500	5.450%, 09/15/20	568
100	6.800%, 01/15/19	121
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
500	2.000%, 03/15/14	508
1,400	9.800%, 02/15/19	1,965

		4,359

	Water Utilities — 0.2%
1,700	American Water Capital Corp., 6.085%, 10/15/17	2,002

	Total Utilities	33,153

	Total Corporate Bonds (Cost $259,669)	270,892

Foreign Government Security — 0.1%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15 (Cost $1,600)	1,603

Mortgage Pass-Through Securities — 4.0%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
10,240	5.500%, 01/01/24 - 02/01/24	11,136
799	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	870
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,140	4.500%, 05/01/41	4,427
742	5.000%, 10/01/33	824
23	6.000%, 12/01/36	26
	Federal National Mortgage Association, 15 Year, Single Family,
304	6.000%, 10/01/19 - 01/01/24	328
	Federal National Mortgage Association, 30 Year, Single Family,
3,609	5.000%, 03/01/36 - 08/01/40	3,927
696	5.500%, 02/01/38	763

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
2,585	6.000%, 12/01/32 - 04/01/35	2,922
492	6.500%, 10/01/37 - 10/01/38	555
302	7.000%, 04/01/37	349
	Federal National Mortgage Association, Other,
1,500	2.140%, 04/01/19	1,537
1,360	2.490%, 10/01/17	1,423
1,500	3.370%, 11/01/20	1,622
3,500	3.380%, 01/01/18	3,793
1,000	3.480%, 12/01/20	1,088
1,750	3.590%, 10/01/20	1,915
4,966	3.730%, 06/01/18	5,467
1,718	3.810%, 01/01/19	1,893
1,285	3.860%, 07/01/21	1,428
1,000	4.260%, 07/01/21	1,136
1,976	4.330%, 04/01/21	2,250
782	4.369%, 02/01/20	889
986	4.640%, 01/01/21	1,138
1,531	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	1,720

	Total Mortgage Pass-Through Securities (Cost $51,351)	53,426

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $646)	667

U.S. Government Agency Securities — 21.3%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,517
	Federal Home Loan Mortgage Corp.,
30,000	1.375%, 02/25/14	30,539
20,000	1.750%, 05/30/19	20,493
28,800	2.875%, 02/09/15	30,616
28,700	3.750%, 03/27/19	33,095
20,000	4.500%, 01/15/14	21,405
	Federal National Mortgage Association,
30,000	0.500%, 10/30/12	30,043
20,000	1.375%, 11/15/16	20,409
14,000	1.500%, 06/26/13 (m)	14,189
12,600	1.625%, 10/26/15	13,013
36,500	5.000%, 02/13/17	43,311

	Total U.S. Government Agency Securities (Cost $278,567)	283,630

U.S. Treasury Obligations — 14.3%
	U.S. Treasury Inflation Indexed Notes,
82,500	0.125%, 01/15/22	89,043
40,000	1.625%, 01/15/18	50,468
40,000	1.875%, 07/15/15	51,699

	Total U.S. Treasury Obligations (Cost $189,219)	191,210

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
44,986	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% † (b) (l) (m) (Cost $44,986)	44,986

	Total Investments — 100.1% (Cost $1,308,256)	1,334,547
	Liabilities in Excess of Other Assets — (0.1)%	(1,670)

	NET ASSETS — 100.0%	$1,332,877

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$207
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	27
Barclays Bank plc	2.250% at termination	CPI-U at termination	05/09/17	45,000	(317)
BNP Paribas S.A.	1.970% at termination	CPI-U at termination	01/31/14	47,000	410
BNP Paribas S.A.	2.125% at termination	CPI-U at termination	01/25/15	60,000	169
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	1,527
Credit Suisse International	2.180% at termination	CPI-U at termination	05/22/17	18,000	(82)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	(12)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	34
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/16	120,000	(2,134)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/16	104,000	(2,585)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/16	75,000	208
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/14	50,000	207
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/15	50,000	(10)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/15	77,000	(1,589)
UBS Warburg	1.840% at termination	CPI-U at termination	06/24/13	25,000	(50)
UBS Warburg	1.770% at termination	CPI-U at termination	06/27/13	25,000	(24)
UBS Warburg	2.438% at termination	CPI-U at termination	03/02/16	20,000	(269)

					$(4,283)

Swaps — The Fund engages in various swap transactions, including inflation-linked, price lock and interest rate swaps, to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
CPI-U	—	Consumer Price Index for All Urban Customers
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	Rates shown are per annum and payments are as described.
†	Approximately $4,820,000 of this investment is restricted as collateral for swaps to various brokers.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,403
Aggregate gross unrealized depreciation	(5,112)

Net unrealized appreciation/depreciation	$26,291

Federal income tax cost of investments	$1,308,256

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$32,588	$866	$33,454
Collateralized Mortgage Obligations
Agency CMO	—	419,002	309	419,311
Non-Agency CMO	—	14,555	—	14,555

Total Collateralized Mortgage Obligations	—	433,557	309	433,866

Commercial Mortgage-Backed Securities	—	20,813	—	20,813
Corporate Bonds
Consumer Discretionary	—	15,730	—	15,730
Consumer Staples	—	14,579	—	14,579
Energy	—	16,718	—	16,718
Financials	—	122,867	—	122,867
Health Care	—	3,669	—	3,669
Industrials	—	22,120	1,377	23,497
Information Technology	—	15,180	—	15,180
Materials	—	11,017	—	11,017
Telecommunication Services	—	14,482	—	14,482
Utilities	—	33,153	—	33,153

Total Corporate Bonds	—	269,515	1,377	270,892

Foreign Government Security	—	1,603	—	1,603
Mortgage Pass-Through Securities	—	53,426	—	53,426
Supranational	—	667	—	667
U.S. Government Agency Securities	—	283,630	—	283,630
U.S. Treasury Obligations	—	191,210	—	191,210
Short-Term Investment
Investment Company	44,986	—	—	44,986

Total Investments in Securities	$44,986	$1,287,009	$2,552	$1,334,547

Appreciation in Other Financial Instruments
Swaps	$—	$2,789	$—	$2,789

Depreciation in Other Financial Instruments

Swaps	$—	$(7,072)	$—	$(7,072)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Inflation Managed Bond Fund	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	$—	$—	$1	$—	$—	$(131)	$996	$—	$866
Collateralized Mortgage Obligations
Agency CMO	—	—	1	—	—	(4)	312	—	309
Corporate Bonds - Industrials	—	—	(9)	—	—	(37)	1,423	—	1,377

Total	$—	$—	$(7)	$—	$—	$(172)	$2,731	$—	$2,552

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(7,000).

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.4%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,834

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	2,122
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,186
1,000	Series B, GO, 5.000%, 09/01/26	1,182

		4,490

	Prerefunded — 0.2%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,014

	Total Alabama	23,338

	Alaska — 0.6%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	14,808

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,200

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,169
1,000	Series 1, Rev., 5.375%, 09/01/25	1,156
1,000	Series 1, Rev., 5.500%, 09/01/27	1,151

		3,476

	Total Alaska	28,484

	Arizona — 2.6%
	Certificate of Participation/Lease — 0.5%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	18,057
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,508
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,851
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,140

		26,556

	General Obligation — 0.2%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,444
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,116
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,685

		7,245

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,080
3,000	Series D, Rev., 5.000%, 01/01/14	3,211
2,500	Series D, Rev., 5.000%, 01/01/23	2,774
5,000	Series D, Rev., 5.000%, 01/01/24	5,516
10,000	Series D, Rev., 5.500%, 01/01/19	11,852
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.180%, 02/02/15	4,710
300	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	300
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,090

		32,533

	Other Revenue — 0.1%
	Pima County, Sewer System Revenue,
2,300	Series B, Rev., 5.000%, 07/01/21	2,799
2,150	Series B, Rev., 5.000%, 07/01/22	2,583

		5,382

	Prerefunded — 0.4%
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	15,917
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,452
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	985

		22,354

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,315
10,250	Series A, Rev., 7.000%, 07/01/28	11,112

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax –– Continued
5,000	Series A, Rev., 7.000%, 07/01/33	5,420

		21,847

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,777
4,675	Series B, Rev., 5.000%, 07/01/16	5,385

		11,162

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,176
500	Series A, Rev., 5.000%, 01/01/21	601
1,000	Series A, Rev., 5.000%, 01/01/22	1,171

		2,948

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,182

	Total Arizona	131,209

	California — 13.9%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,178
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,370
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,966
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,953
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,210
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,403
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,017
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,507
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,518
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,815
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,891
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,372
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,494
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,628
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,341
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,831

		38,494

	Education — 1.3%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,269
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,833
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	553
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	835
25,000	Los Angeles Unified School District, Series A-2, GO, 5.000%, 07/01/21	31,072
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	12,106
5,000	Series O, Rev., 5.750%, 05/15/30	5,989
10,000	Series O, Rev., 5.750%, 05/15/34	11,825

		68,482

	General Obligation — 7.3%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	972
2,000	GO, Zero Coupon, 05/01/18	1,743
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	1,171

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	City of Los Angeles,
9,000	Series A, GO, 5.000%, 09/01/20	11,300
22,735	Series A, GO, 5.000%, 09/01/21	28,453
5,500	Grossmont Union High School District, Election 2004, GO, 5.000%, 08/01/23	6,812
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	10,660
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,557
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,245
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,681
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,871
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,732
6,120	Series I, GO, 5.250%, 07/01/23	7,334
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/13 (p)	31,727
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	11,251
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, GO, 5.000%, 10/01/30 (w)	1,367
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12 (p)	3,007
	Mount Diablo Unified School District, Election 20002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,264
4,255	Series B-2, GO, 5.000%, 07/01/26	4,973
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,264
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,017
14,180	San Diego Community College District, GO, 5.000%, 08/01/24	17,700
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,549
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/12 (p)	9,141
1,500	San Francisco City & County, Clean and Safe Neighborhood Parks Bonds, Series B, GO, 4.000%, 06/15/20	1,761
3,545	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	4,009
5,400	San Mateo Union High School District, Capital Appreciation, GO, Zero Coupon, 02/15/15	5,283
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	291
5,450	State Center Community College District, GO, 5.250%, 08/01/28	6,492
	State of California,
6,875	GO, 5.000%, 11/01/15	7,764
5,000	GO, 5.000%, 08/01/16	5,760
8,545	GO, 5.000%, 02/01/21	8,921
1,650	GO, 5.000%, 08/01/22	1,837
5,000	GO, 5.125%, 04/01/23	5,337
3,000	GO, 5.250%, 02/01/13 (p)	3,101
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,276
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,683
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,283
4,655	Series 2, GO, 5.000%, 09/01/20	5,237
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,192
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,258
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,582
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	27
15,000	GO, 5.000%, 04/01/17	17,540
6,790	GO, 5.500%, 04/01/18	8,244
6,800	GO, 5.500%, 04/01/21	8,267
15,000	GO, 5.625%, 04/01/26	17,606
6,685	GO, 6.500%, 04/01/33	8,130
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,271
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,902

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/23	3,204
5,695	Series A, GO, AGM, 5.000%, 08/01/25	6,421

		372,470

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,367
2,450	Series C, Rev., 6.500%, 10/01/33	2,930
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,448
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,092
1,000	Rev., 5.250%, 11/15/23	1,023

		15,860

	Other Revenue — 1.2%
	California Health Facilities Financing Authority, Cedars Sinai Medical Center,
2,250	Rev., 5.000%, 08/15/18	2,675
1,000	Rev., 5.000%, 08/15/19	1,208
2,000	Rev., 5.000%, 08/15/20	2,422
1,500	Rev., 5.000%, 08/15/21	1,797
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series D, Rev., 5.000%, 08/15/24	1,761
2,000	Series D, Rev., 5.000%, 08/15/25	2,332
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,318
6,490	California State University, Series A, Rev., AGM, 4.750%, 11/01/23	6,940
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E-1, VAR, 1.000%, 04/01/44	1,159
	City of Los Angeles, Wastewater System,
9,000	Subseries A, Rev., 5.000%, 06/01/19	11,144
8,000	Subseries A, Rev., 5.000%, 06/01/20	9,953
	Los Angeles Municipal Improvement Corp., Lease, Capital Improvement,
4,300	Series A, Rev., 5.000%, 03/01/17 (w)	4,926
4,765	Series A, Rev., 5.000%, 03/01/18 (w)	5,496
1,000	San Diego Public Facilities Financing Authority, Subseries A, Rev., 5.000%, 08/01/20	1,243
2,270	San Francisco City & County, Road Repaving & Street Safety, Series C, GO, 4.000%, 06/15/19	2,663
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,503
2,000	Rev., AGM, 5.000%, 08/01/20	2,368

		61,908

	Prerefunded — 1.7%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	46
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	517
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	23,627
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	7,902
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,550
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,000
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,236
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax- Merged, TAN, Zero Coupon, 01/01/19 (p)	4,523
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	13,510
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,354
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,236
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	905
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,532
2,065	State of California, GO, 5.000%, 02/01/33 (p)	2,226

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,726

		85,890

	Transportation — 0.2%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,031
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,300
3,230	Los Angeles Department of Airports, Ontario International, Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,345

		10,676

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,725
9,545	Series A, Rev., 5.250%, 11/15/22	10,399
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,153

		18,277

	Water & Sewer — 0.7%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	1,901
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	853
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,198
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,117
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,254
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,407
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,572
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,268
2,165	Series A, Rev., 5.000%, 05/15/22	2,615
6,200	Series A, Rev., 5.000%, 05/15/23	7,429
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,141

		34,755

	Total California	706,812

	Colorado — 3.9%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,837

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,086
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	628
1,480	Series A, Rev., 5.500%, 06/01/26	1,817
750	Series A, Rev., 5.750%, 06/01/28	931

		5,462

	General Obligation — 1.6%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18 (p)	30,994
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,610
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,823
4,750	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14 (p)	4,668
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	22,926
9,500	GO, 5.000%, 12/15/22	12,004

		81,025

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,018
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	626
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	877
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	647

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — Continued
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,339

		4,507

	Housing — 0.0% (g)
5	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	5

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,379

	Prerefunded — 1.5%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	41,210
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,123
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	7,738
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,740
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,951
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,250
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,049

		77,061

	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	8,812
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,213
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,488
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,553

		20,066

	Total Colorado	199,342

	Connecticut — 0.8%
	General Obligation — 0.5%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	8,250
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,511
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,586
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,251
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,243

		26,841

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	875
1,040	Rev., AGM, 5.000%, 06/15/15	1,172
1,200	Rev., AGM, 5.000%, 06/15/16	1,397
1,260	Rev., AGM, 5.000%, 06/15/17	1,502
1,320	Rev., AGM, 5.000%, 06/15/18	1,553

		6,499

	Other Revenue — 0.1%
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,479

	Prerefunded — 0.1%
3,355	State of Connecticut, Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,583

	Special Tax — 0.0% (g)
2,250	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,290

	Transportation — 0.0% (g)
475	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	482

	Total Connecticut	42,174

	Delaware — 0.4%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,579
1,250	Series B, Rev., 4.000%, 11/01/14	1,357

		2,936

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,481
2,000	GO, 5.000%, 07/01/23	2,457
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,321
4,000	Series B, GO, 5.000%, 07/01/22	5,180
3,710	Series B, GO, 5.000%, 07/01/23	4,842

		16,281

	Total Delaware	19,217

	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,048
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,203
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,820

		7,071

	Other Revenue — 0.4%
2,440	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,488
8,575	District of Columbia Water & Sewer Authority, Public Utilities, Sub Lien, Series C, Rev., 5.000%, 10/01/24	10,499
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	6,103

		19,090

	Total District of Columbia	26,161

	Florida — 4.6%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 02/01/14 (p)	5,384
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,379
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., COP, AGM, 5.000%, 01/01/23	4,404

		16,167

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,789

	General Obligation — 2.2%
4,500	Florida State Board of Education, Series A, GO, 5.000%, 06/01/23	5,438
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,487
1,260	Series D, GO, 5.500%, 06/01/18	1,575
4,515	Series E, GO, 5.000%, 06/01/19	5,594
4,740	Series E, GO, 5.000%, 06/01/20	5,900
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,673
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,559
34,600	Series D, GO, 5.000%, 06/01/24	41,728
25,000	Series D, GO, 5.000%, 06/01/25	29,916
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,541
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,884
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,820

		113,115

	Housing — 0.2%
	Florida Housing Finance Corp., Homeowner Mortgage,
4,980	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,398
3,225	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,534
1,645	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,771

		10,703

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/12 (p)	8,208

	Other Revenue — 0.8%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,550
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	611

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,967
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,422
17,975	Florida State Department of Environmental Protection, Series B, Rev., 5.000%, 07/01/20	21,720
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,326

		38,596

	Special Tax — 0.2%
	City of Port St. Lucie,
2,730	Rev., AGC, 5.000%, 09/01/17	3,245
2,770	Rev., AGC, 5.000%, 09/01/19	3,298
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	250
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,778
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,475

		11,046

	Transportation — 0.2%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13 (p)	1,059
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,066
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,860

		7,985

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,178
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,631

		14,809

	Total Florida	231,418

	Georgia — 3.2%
	Certificate of Participation/Lease — 0.1%
2,850	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	2,932

	General Obligation — 1.4%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,533
2,500	GO, 5.000%, 02/01/25	3,005
2,000	GO, 5.000%, 02/01/26	2,387
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,787
4,800	GO, 5.000%, 02/01/18 (p)	5,855
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,652
10,000	Series B, GO, 5.000%, 01/01/20	12,278
6,585	Series C, GO, 5.500%, 07/01/14	7,288
6,000	Series C, GO, 5.500%, 07/01/15	6,624
9,300	Series D, GO, 5.000%, 08/01/12 (p)	9,374
7,515	Series G, GO, 5.000%, 10/01/16	8,920

		69,703

	Other Revenue — 0.7%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,234
1,960	Rev., 5.000%, 12/01/22	2,380
1,000	Rev., 5.000%, 12/01/23	1,196
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,481
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	2,065
2,000	Columbus Water & Sewer Revenue, Series A, Rev., 5.000%, 05/01/22	2,504
5,500	Dekalb County, Water & Sewage, Series B, Rev., 5.250%, 10/01/26	7,019
7,000	Fulton County Water & Sewerage Revenue Refunding, Rev., 5.000%, 01/01/22	8,525

		36,404

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/17 (p)	1,413

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,966
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,950
2,100	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,423

		11,339

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,640

	Water & Sewer — 0.8%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,605
6,565	Rev., 5.000%, 07/01/21	8,012
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	6,073
8,660	Series B, Rev., 5.250%, 10/01/23	11,036
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,545

		39,271

	Total Georgia	162,702

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14 (p)	3,672
1,000	Series DK, GO, 5.000%, 05/01/21	1,183
11,810	Series DR, GO, 5.000%, 06/01/15	13,376
5,000	Series DY, GO, 5.000%, 02/01/19	6,159

		24,390

	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,283
5,915	Rev., 5.000%, 01/01/20	7,158
520	Rev., 5.250%, 01/01/18	636
5,120	Rev., 5.250%, 01/01/21	6,187
2,450	Rev., 6.000%, 01/01/29	2,946

		18,210

	Total Hawaii	42,600

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,374

	Illinois — 3.2%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,580
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,891
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,113
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,652

		11,236

	General Obligation — 1.6%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,258
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	8,087
1,400	City of Elgin, GO, 4.000%, 12/15/21	1,605
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,229
1,000	GO, AGC, 5.500%, 12/01/19	1,211
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,691
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,804
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,277
1,080	Lake County Community High School District No. 124, Grant School Building, GO, 5.000%, 12/01/16	1,269
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,501
355	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	355
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,713
4,130	GO, 5.000%, 01/01/21	4,641
8,885	Series A, GO, 5.000%, 03/01/19	9,407
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,821
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,425

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,891
1,250	GO, 5.750%, 06/01/25	1,442
1,000	GO, 5.750%, 06/01/26	1,149
1,000	GO, 5.750%, 06/01/27	1,142
1,000	GO, 5.750%, 06/01/28	1,138
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,643
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,753
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,636

		79,088

	Hospital — 0.1%
3,050	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,249

	Other Revenue — 0.2%
6,850	Chicago Water Revenue, Second Lien Project, Rev., 4.000%, 11/01/37	6,902
4,000	Illinois Finance Authority, Disposal-Waste Management Incorporate Project, Rev., VAR, 1.125%, 10/01/12	4,012
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	2,063

		12,977

	Prerefunded — 0.4%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,410
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
4,595	GO, 5.500%, 12/01/12 (p)	4,709
1,000	GO, 7.250%, 12/01/12 (p)	1,035
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,061

		19,215

	Special Tax — 0.0% (g)
900	State of Illinois, Series P, Rev., 6.500%, 06/15/13	923

	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,520
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	13,265
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,236
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,764
2,350	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	2,350

		38,135

	Total Illinois	164,823

	Indiana — 1.3%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,316
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,797
	East Chicago Multi School Building Corp., First Mortgage,
555	Rev., COP, 5.000%, 07/15/12	558
1,155	Rev., COP, 5.000%, 07/15/13	1,212
990	Rev., COP, 5.000%, 07/15/14	1,077

		7,960

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,266

	Other Revenue — 0.8%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,216
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,882
5,205	Series A, Rev., 5.000%, 02/01/30	6,154
18,805	Series C, Rev., 5.000%, 02/01/21	23,067

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,681
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,409
1,000	Series A, Rev., 5.000%, 06/01/32	1,176
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,876

		41,461

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,117

	Transportation — 0.1%
1,285	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	1,285
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,410

		4,695

	Total Indiana	63,499

	Iowa — 0.7%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	8,139
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,268
500	State of Iowa, Vision Special Fund, GO, NATL-RE, 5.500%, 02/15/20	635

		10,042

	Housing — 0.0% (g)
1,195	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,269

	Other Revenue — 0.5%
	Iowa Finance Authority, State Revolving Funds,
5,945	Rev., 5.000%, 08/01/26	7,245
12,905	Rev., 5.000%, 08/01/29	15,498

		22,743

	Prerefunded — 0.0% (g)
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,018

	Total Iowa	35,072

	Kansas — 2.3%
	General Obligation — 0.2%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,923
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,666
1,625	Junction City, Public Improvements, Series DP, GO, AMBAC, 5.000%, 09/01/21	1,749

		11,338

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,439

	Other Revenue — 0.8%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,497
2,500	Series A, Rev., 5.000%, 09/01/18	3,088
7,000	Series A, Rev., 5.000%, 09/01/19	8,790
7,000	Series A, Rev., 5.000%, 09/01/20	8,863
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,448
3,800	Series A, Rev., 5.000%, 09/01/22	4,599

		39,285

	Prerefunded — 1.2%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,398
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,177
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	23,608
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,127
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,449

		62,759

	Total Kansas	118,821

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Kentucky — 1.5%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,101
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,171
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,009
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,251
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,833
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,221
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,436
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,150
1,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	1,420
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,742

		13,334

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/21	2,360
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,694
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,774

		5,828

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,121

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,166

	Housing — 0.0% (g)
345	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	346

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
6,915	Series A, Rev., 5.000%, 07/01/18	8,425
5,145	Series A, Rev., 5.000%, 07/01/27	6,094

		14,519

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,058
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	6,921
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	571

		8,550

	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,172
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,063
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,056

		3,291

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,280

	Water & Sewer — 0.4%
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,776
12,720	Series A, Rev., 4.000%, 11/15/13	13,406
4,170	Series A, Rev., 5.000%, 11/15/19	5,259
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,758
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,140

		23,339

	Total Kentucky	74,774

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Louisiana — 2.3%
	General Obligation — 0.2%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,391
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,149
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,205
	State of Louisiana,
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,719
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,735

		9,199

	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,481
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,127

		2,608

	Housing — 0.0% (g)
503	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	546
1,710	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,833

		2,379

	Other Revenue — 0.4%
6,000	Louisiana Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	6,234
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,905	Rev., AMBAC, 5.250%, 12/01/18	2,066
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,688
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	2,033
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,123
	Other Revenue — Continued
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.930%, 06/01/13	5,005

		20,149

	Prerefunded — 1.0%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,191
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	15,611
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	15,534
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	11,919
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,404

		48,659

	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	5,088
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,164
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,807
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,861
2,500	Parish of East Baton Rouge, Public
	Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,748
	Parish of East Baton Rouge, Road and Street Improvements,
4,270	Rev., AGC, 5.000%, 08/01/20	5,150
2,125	Rev., AGC, 5.000%, 08/01/21	2,541
2,000	Rev., AGC, 5.000%, 08/01/22	2,386
3,490	Rev., AGC, 5.250%, 08/01/19	4,365

		32,110

	Transportation — 0.0% (g)
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	938

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,507

		2,445

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,547

	Total Louisiana	119,096

	Maryland — 2.1%
	Certificate of Participation/Lease — 0.1%
3,538	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (f) (i)	3,602

	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,963

	General Obligation — 1.3%
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14
15,570	Series A, GO, 5.000%, 11/01/16	8,905
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	18,537
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	10,841
6,580	State of Maryland, State & Local Facilities Loan, First Series, Series B, GO, 4.000%, 03/15/24	1,584
12,945	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/15	7,443
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	14,776
		6,235

	Prerefunded — 0.2%	68,321

8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,445

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,695
2,915	Rev., 5.000%, 06/15/16	3,164
3,060	Rev., 5.000%, 06/15/17	3,429
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,863

		22,151

	Total Maryland	108,482

	Massachusetts — 2.9%
	Certificate of Participation/Lease — 0.4%
5,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/29	6,503
10,530	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., COP, 5.250%, 07/01/27	13,716

		20,219

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,752
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	5,431

		7,183

	General Obligation — 0.7%
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	13,008
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,184
1,000	Series D, GO, 5.000%, 08/01/17	1,169
11,890	Series D, GO, 5.000%, 10/01/24	14,561
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,347
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,750

		38,019

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	647
3,260	Rev., AGM, 5.000%, 04/01/24	3,567

		4,214

	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,994

	Prerefunded — 1.1%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,384

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,857
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,436
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,958
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,366
2,480	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	2,543
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,122
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	9,222
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	12,977

		53,865

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,922
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,102

		5,024

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,728
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,226

		5,954

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,966
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,095

		9,061

	Total Massachusetts	147,533

	Michigan — 1.7%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,766

	General Obligation — 0.6%
3,495	Ann Arbor, School District, Public School, GO, Q-SBLF, 4.000%, 05/01/18	4,034
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,739
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,570
310	GO, AGC, Q-SBLF, 5.000%, 05/01/16	360
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,979
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,119
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,865
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,113
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,119
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,065
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,297
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,156

		27,416

	Housing — 0.0% (g)
83	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	84

	Other Revenue — 0.2%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,549
	State of Michigan, Trunk Line,
1,150	Rev., 5.000%, 11/15/25	1,373
610	Rev., 5.000%, 11/15/26	723
1,035	Rev., 5.000%, 11/15/27	1,217

		10,862

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,323

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,489

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,718

	Water & Sewer — 0.5%
1,900	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,120

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — Continued
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	9,777
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12 (p)	3,052
10,400	Rev., 5.500%, 10/01/14	11,643

		26,592

	Total Michigan	86,250

	Minnesota — 1.4%
	General Obligation — 1.1%
4,745	Olmsted County, Crossover, Series A, GO, 4.000%, 02/01/20	5,634
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/22 (p)	6,109
6,585	Series C, GO, 5.000%, 08/01/14	7,240
10,000	Series C, GO, 5.000%, 08/01/15	11,404
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,665
10,000	Series H, GO, 5.000%, 11/01/19	12,626

		55,678

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	9,204

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,092
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,865

		4,957

	Total Minnesota	69,839

	Mississippi — 1.0%
	General Obligation — 0.0% (g)
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,055

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,395	Rev., 5.000%, 01/01/13 (p)	1,433
1,465	Rev., 5.000%, 01/01/14	1,561

		2,994

	Prerefunded — 0.9%
2,520	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	2,699
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,185
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,779

		43,663

	Total Mississippi	48,712

	Missouri — 2.1%
	General Obligation — 0.4%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,818
620	City of Kansas City, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	760
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	555
400	GO, AGM, 5.250%, 03/01/23	430
	Kansas City, Refunding & Improvement,
1,075	Series A, GO, 4.500%, 02/01/24	1,267
4,500	Series A, GO, 4.500%, 02/01/25	5,246
7,000	Series A, GO, 5.000%, 02/01/23	8,742
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,077

		19,895

	Housing — 0.1%
830	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	899
720	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	749
115	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing, Series III, Rev., FHA, 4.800%, 12/01/12	115

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — Continued
1,775	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 09/01/34	1,822

		3,585

	Other Revenue — 0.9%
3,140	City of Kansas City, Sanitary Sewer System Revenue, Rev., 5.000%, 01/01/26	3,754
16,815	Missouri Highway & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	21,605
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
5,000	Series A, Rev., 5.000%, 01/01/22	6,110
3,645	Series B, Rev., 5.000%, 07/01/22	4,589
3,740	Series B, Rev., 5.000%, 07/01/24	4,634
3,905	Series B, Rev., 5.000%, 07/01/29	4,698
2,050	Series B, Rev., 5.000%, 07/01/30	2,456

		47,846

	Prerefunded — 0.1%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
4,785	GO, AGM, 5.250%, 03/01/14 (p)	5,196

	Transportation — 0.4%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,365
4,065	Series A, Rev., 5.000%, 05/01/20	4,969
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,533
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,379

		22,246

	Water & Sewer — 0.2%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	10,032

	Total Missouri	108,800

	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,879
1,500	Rev., GAN, 5.000%, 06/01/23	1,726

	Total Montana	3,605

	Nebraska — 0.2%
	General Obligation — 0.1%
4,075	Douglas County School District No. 17, GO, 5.500%, 06/15/15	4,661

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,841

	Total Nebraska	7,502

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	2,948

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,382

	Total Nevada	8,330

	New Hampshire — 0.1%
	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,019

	New Jersey — 3.5%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,579
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,879
3,300	Series A, COP, 5.000%, 06/15/21	3,754

		17,212

	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14	8,162
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,491
7,750	Series P, Rev., 5.250%, 09/01/21	8,588

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,427
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,112

		31,780

	General Obligation — 0.0% (g)
	City of Harrison,
800	Series A, GO, AGM, Zero Coupon, 06/01/15	778
350	Series A, GO, AGM, Zero Coupon, 06/01/16	334

		1,112

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	4,390

	Other Revenue — 1.1%
	Garden State Preservation Trust, 2005,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	37,626
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,294
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	60
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
1,730	Series A, Rev., 5.750%, 06/15/16	2,042
1,000	Series D, Rev., AMBAC, 5.000%, 06/15/18	1,103

		57,125

	Prerefunded — 0.7%
5,735	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	6,391
	New Jersey State Turnpike Authority,
435	Rev., 5.700%, 05/01/13 (p)	453
4,665	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	5,168
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,299
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	11,693
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,060

		35,064

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,141

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	6,165
6,670	Series D, Rev., AGM, 5.000%, 06/15/19	7,332

		13,497

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,244
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,273
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,370
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,413
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,561

		6,861

	Total New Jersey	178,182

	New Mexico — 1.2%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,878

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
840	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	907
2,380	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,580
2,850	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,067
505	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	530

		7,084

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,302

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,129
1,645	Series B, Rev., 5.000%, 06/01/21	1,949
1,890	Series B, Rev., 5.000%, 06/01/26	2,177
2,050	Series B, Rev., 5.000%, 06/01/28	2,334
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	12,522
1,500	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,847

		22,958

	Special Tax — 0.2%
11,925	State of New Mexico, Severance Tax, Series A, Rev., 4.000%, 07/01/15 (p)	11,963

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,595

	Total New Mexico	62,780

	New York — 11.9%
	Certificate of Participation/Lease — 0.4%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13 (p)	4,004
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., COP, 5.000%, 08/01/28	6,879
1,515	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	1,573
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,675
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,080

		19,211

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,285
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,298
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	9,473
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,993
10,000	Series D, Rev., 5.000%, 03/15/17	11,812
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,984
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,888
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,411

		45,144

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	122
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	451
225	GO, 5.000%, 07/15/16	264
	New York City,
5,000	Series E, GO, 5.000%, 08/01/23	5,844
80	Series E, GO, 5.750%, 08/01/12 (p)	81
120	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12 (p)	121
5,000	Series G, GO, 5.000%, 08/01/14	5,479
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,732
7,500	Series I, GO, 5.000%, 08/01/22 (w)	9,290
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,545
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,667
3,170	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,276

		41,872

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,385
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,661

		5,046

	Housing — 0.1%
4,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	4,200

	Other Revenue — 5.3%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,255
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	15,231
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
18,055	Series FF, Rev., 5.000%, 06/15/24	21,509
6,585	Series HH, Rev., 5.000%, 06/15/26	7,818
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,830
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	8,191
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,239
120	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	124
4,050	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/17	4,846
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	8,712
580	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	602
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,398
2,000	Series A, Rev., 5.000%, 05/15/28	2,344
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,062
7,745	Series D, Rev., 5.375%, 06/15/17	7,778
8,325	Series D, Rev., 5.375%, 06/15/18	8,360
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,360
6,600	Subseries E, Rev., 5.375%, 06/15/16	6,628
8,055	Subseries E, Rev., 5.375%, 07/15/19	8,089
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	8,495
14,050	New York State Thruway Authority, Highway & Bridge, Rev., AMBAC, 5.000%, 04/01/21	15,897
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	13,184
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,696
2,340	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/31	2,717
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	22,918
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,565
2,995	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/18	3,006
	Triborough Bridge & Tunnel Authority, General Purpose,
25,000	Series A, Rev., 5.000%, 01/01/26	30,084
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,768
8,265	Series B, Rev., 5.250%, 11/15/18	8,450

		269,156

	Prerefunded — 0.7%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,337
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,617
1,830	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,896
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	7,101

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
	New York City Transitional Finance Authority, Future Tax Secured,
3,310	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	3,338
6,505	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	6,723
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,113
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,532

		34,657

	Special Tax — 2.1%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,713
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series B, Rev., 5.000%, 11/01/21	6,157
14,510	Series B, Rev., 5.000%, 11/01/22	17,678
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,749
1,000	Series A, Rev., 5.000%, 04/01/20	1,203
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	9,197
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,439
17,000	Series A, Rev., 5.250%, 03/15/19	21,187
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,211
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,824
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,717
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,250
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,436
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,263
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,384

		109,408

	Transportation — 1.0%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,442
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,037
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,531
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	3,080
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	6,015
	Triborough Bridge & Tunnel Authority, General Purpose,
5,440	Series B, Rev., 5.250%, 11/15/15	6,295
14,000	Series B, Rev., 5.250%, 11/15/16	14,317

		48,717

	Utility — 0.4%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	12,079
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,987

		19,066

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12 (p)	2,505
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	472
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,251

		5,228

	Total New York	601,705

	North Carolina — 2.9%
	Certificate of Participation/Lease — 0.0% (g)
2,355	Cabarrus County, Installment Financing Contract, Series C, COP, 4.000%, 06/01/12	2,355

	General Obligation — 1.9%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,561
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,869

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
15,000	Series B, GO, 5.000%, 06/01/19	18,853
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,418
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	14,917
10,675	Series A, GO, 5.000%, 05/01/16	12,503
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,547
3,000	Series A, GO, 5.000%, 03/01/21	3,805
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,265
3,500	GO, 5.000%, 06/01/19	4,323

		97,061

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,537

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13 (p)	6,334

	Other Revenue — 0.4%
3,000	Mecklenburg County Public Facilities Corp., Annual Appropriation, Rev., 5.000%, 03/01/23	3,534
	North Carolina Turnkpike Authority,
1,000	Rev., 5.000%, 07/01/15	1,135
1,525	Rev., 5.000%, 07/01/16	1,787
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,484
5,000	Series A, Rev., 5.000%, 05/01/24	5,998

		18,938

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,912
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,095

		22,007

	Total North Carolina	149,232

	Ohio — 1.7%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,172
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,880

		5,052

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12 (p)	1,577

	General Obligation — 0.8%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,357
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,460
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,564
5,275	GO, 5.000%, 08/01/16	6,198
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	10,055
8,090	Series D, GO, 5.000%, 03/01/14 (p)	8,750

		42,384

	Housing — 0.0% (g)
140	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	141
1,020	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,083
460	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	465

		1,689

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,990	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	3,279

	Other Revenue — 0.4%
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,175	Series A, Rev., 5.000%, 12/01/20	3,967
4,210	Series A, Rev., 5.000%, 12/01/21	5,185

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,908
2,000	Series B, Rev., 5.000%, 10/01/24	2,295
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,319
3,900	Ohio State Water Development Authority, Solid Waste Management Incorporate Project, Rev., VAR, 1.750%, 06/01/13	3,944

		20,618

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,313
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,210

		12,523

	Total Ohio	87,122

	Oklahoma — 0.6%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,426
5,790	Rev., 5.500%, 09/01/16	6,920
7,345	Rev., 5.500%, 09/01/17	9,011

		17,357

	Housing — 0.0% (g)
555	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	581

	Other Revenue — 0.2%
	Oklahoma Turnpike Authority, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,864
5,000	Series A, Rev., 5.000%, 01/01/25	5,969

		10,833

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,715

	Total Oklahoma	30,486

	Oregon — 0.3%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,941
2,200	Series A, COP, 5.000%, 05/01/25	2,517
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,626

		10,084

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,072

	Water & Sewer — 0.0% (g)
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,975

	Total Oregon	16,131

	Pennsylvania — 1.4%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,183
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,576
1,065	Rev., AGM, 5.000%, 10/01/25	1,185
1,000	Rev., AGM, 5.000%, 10/01/26	1,104

		10,048

	General Obligation — 0.9%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	610
900	GO, AGM, 4.125%, 12/01/21	961
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,375
2,430	GO, 5.000%, 01/01/16 (p)	2,817
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,589
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,282
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,610
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,922
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	241
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,670
2,360	GO, AGM, 5.000%, 05/01/22	2,728
1,000	GO, AGM, 5.000%, 05/01/24	1,133
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,369
2,000	GO, AGM, 5.000%, 04/01/26	2,270
2,000	GO, AGM, 5.375%, 04/01/27	2,313

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
500	GO, AGM, 5.500%, 04/01/24	589

		44,479

	Hospital — 0.3%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,745
5,000	Series B, Rev., 5.000%, 06/15/18	5,332
5,000	Sayre Health Care Facilities Authority,
	Guthrie Health, Rev., VAR, 1.107%, 12/01/24	4,047

		15,124

	Total Pennsylvania	69,651

	Puerto Rico — 0.4%
	Other Revenue — 0.1%
2,400	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	3,023
100	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	114

		3,137

	Prerefunded — 0.3%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,034
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	14,244

		16,278

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,700

	Total Puerto Rico	21,115

	South Carolina — 2.1%
	Education — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/16	6,052
3,000	Rev., 5.000%, 12/01/17	3,283
2,500	Rev., 5.000%, 12/01/18	2,711
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,443

		16,489

	General Obligation — 1.1%
10,010	Charleston County, School District, Series A, GO, SCSDE, 5.000%, 02/01/23	12,774
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,758
	Richland County School District No. 2,
6,000	Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/17	6,928
1,570	Series A, GO, SCSDE, 5.000%, 02/01/20	1,908
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,569
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,291
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,441
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,871

		54,540

	Other Revenue — 0.2%
4,000	South Carolina Jobs & EDA, Various Waste Management, Rev., 2.875%, 02/01/15	4,080
1,120	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,212
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14 (p)	5,148
1,350	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/12 (p)	1,350

		11,790

	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	5,763
1,115	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.000%, 01/01/13 (p)	1,146

		6,909

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,689

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,324

	Total South Carolina	105,741

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
663	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	744

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,719
4,000	Series D, GO, 5.000%, 07/01/23	4,806
7,330	Montgomery County, GO, 5.000%, 04/01/22	9,206

		18,731

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,231
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,539
1,000	Series C, Rev., 5.000%, 02/01/17	1,083

		15,853

	Total Tennessee	34,584

	Texas — 8.0%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,282

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,935
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,869
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,881
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,693
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,594
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,811
2,000	Series A, Rev., 5.250%, 08/15/20	2,441

		35,224

	General Obligation — 3.6%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,889
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,213
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,635
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,285
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,167
1,055	GO, AGM, 4.250%, 02/15/21	1,159
755	GO, AGM, 4.375%, 02/15/22	825
1,175	GO, AGM, 4.500%, 02/15/24	1,269
1,055	GO, AGM, 4.700%, 02/15/26	1,154
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,374
1,250	Series A, GO, 5.000%, 02/15/16	1,444
1,535	Series A, GO, 5.000%, 02/15/18	1,853
3,245	Series A, GO, 5.000%, 02/15/19	3,977
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,191
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,222
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,525
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,113
1,695	GO, AMBAC, 5.000%, 02/15/20	1,747
2,740	GO, AMBAC, 5.000%, 02/15/21	2,823
2,340	GO, AMBAC, 5.000%, 02/15/22	2,412
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,993
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,158
10,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	10,394
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,346
3,500	Fort Bend Independent School District, GO, 5.000%, 02/15/19	4,300
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,686
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	6,127
5,000	Series B, GO, 5.500%, 10/01/17	6,194
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,343
	Houston Community College System,
8,445	GO, 5.000%, 02/15/24	10,194

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
5,140	GO, 5.000%, 02/15/25	6,155
2,000	Irving Independent School District, GO, PSF-GTD, 5.250%, 02/15/13	2,071
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,185
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,202
1,000	GO, 5.000%, 08/15/19	1,239
3,000	GO, 5.000%, 08/15/20	3,664
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	3,046
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,678
10,000	Midlothian Independent School District, Various School Building, Series B, GO, VAR, PSF-GTD, 2.250%, 08/01/14	10,318
	North East Independent School District, Capital Appreciation, School Building,
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,975
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,674
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,125
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,438
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,318
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,771
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14 (p)	2,684
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,201
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	3,963
8,925	Series A, GO, 5.000%, 10/01/15	10,225
4,000	Series A, GO, 5.000%, 10/01/17	4,838
3,475	Series A, GO, 5.000%, 10/01/18	4,273
2,000	Series A, GO, 5.000%, 10/01/20	2,474

		183,529

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,433
7,345	Series B, Rev., 7.200%, 12/01/29	7,977
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	4,052
2,690	Series A, Rev., 5.000%, 02/15/18	3,085

		20,547

	Other Revenue — 0.9%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,140
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,827
5,115	Rev., 5.000%, 12/15/25	6,003
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,888
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,177
3,000	Series A, Rev., 5.500%, 09/01/41	3,506
3,000	Series A, Rev., 6.000%, 09/01/41	3,628
3,955	Tarrant Regional Water District, Water Revenue, Unrefunded Balance, Rev., AGM, 5.375%, 03/01/15	4,101
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	16,633

		45,903

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,770
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,748
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,664
3,700	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	3,998
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	10,657
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,372
1,045	Tarrant Regional Water District, Water Revenue, Rev., AGM, 5.375%, 03/01/13 (p)	1,086

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded –– Continued
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,483

		42,778

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,674

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,455
5,000	Rev., 5.000%, 12/01/21	5,984
6,825	Series A, Rev., 5.000%, 12/01/17	8,271
8,950	Series A, Rev., 5.000%, 12/01/18	11,009
5,000	Series A, Rev., 5.000%, 12/01/21	5,975
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,668
3,500	Series A, Rev., 5.000%, 11/01/13	3,717
1,000	Series A, Rev., 5.000%, 11/01/22	1,105

		41,184

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,166
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,687

		5,853

	Water & Sewer — 0.3%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,461
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,177
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,177
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,284
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,614
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,704

		16,417

	Total Texas	406,391

	Utah — 0.6%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,272
3,950	Series C, GO, 5.000%, 04/01/20	4,923

		6,195

	Other Revenue — 0.2%
6,650	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/24	8,244
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,766
1,000	Series A, Rev., 5.000%, 08/15/17	1,205
1,000	Series A, Rev., 5.000%, 08/15/18	1,225

		12,440

	Prerefunded — 0.1%
2,290	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	2,428

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,759

	Total Utah	31,822

	Virginia — 1.7%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	6
1,000	Series A, Rev., 5.000%, 09/01/15	1,142
500	Series A, Rev., 5.000%, 09/01/16	590
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,227

		7,965

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,265
3,575	Series A, GO, 5.000%, 01/01/18	4,367
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,234
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	12,421
6,595	Fairfax County, Public Improvement, Series A, GO, 4.000%, 04/01/23	7,547
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,798

		32,632

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,287

	Other Revenue — 0.3%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,658
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,560
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,410

		15,628

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,699
1,495	Series A, Rev., 5.000%, 05/15/18	1,705
1,835	Series A, Rev., 5.000%, 05/15/19	2,098
1,520	Series A, Rev., 5.000%, 05/15/20	1,738
2,015	Series A, Rev., 5.000%, 05/15/21	2,304
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,489
1,260	Series B, Rev., 5.000%, 05/15/19	1,441

		12,474

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,763
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,887

		13,650

	Total Virginia	84,636

	Washington — 2.3%
	General Obligation — 1.3%
7,050	King County, Sewer, GO, NATL-RE FGIC, 5.000%, 01/01/27	7,593
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 12/01/21	3,988
	State of Washington,
7,010	GO, 5.000%, 01/01/22	8,624
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,311
4,100	Series D, GO, AGM, 5.000%, 01/01/15 (p)	4,579
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,567
5,015	Series C, GO, 5.000%, 02/01/30	5,864
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,716
7,750	Series R-2012C, GO, 5.000%, 07/01/25	9,432

		65,674

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,889

	Other Revenue — 0.9%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	16,137
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,919
	City of Seattle, Water Systems,
12,695	Rev., 5.000%, 09/01/20	15,940
5,550	Rev., 5.000%, 09/01/21	7,016

		45,012

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,496

	Total Washington	116,071

	West Virginia — 1.0%
	Certificate of Participation/Lease — 0.1%
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	1,995

	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,118
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,165
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	933
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	902
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	872
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,093

		6,083

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,256
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	992
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,220
375	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	381
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,124

		6,973

	Hospital — 0.0% (g)
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,606

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,150
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,350
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,339

		5,839

	Prerefunded — 0.3%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,906
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	11,908
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,051
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,296

		17,161

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	549
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,136
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,165

		2,850

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	728

	Water & Sewer — 0.2%
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	927
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,532
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,243
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,317
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,060
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,576

		8,655

	Total West Virginia	51,890

	Wisconsin — 1.9%
	General Obligation — 1.7%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,519
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,642
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,684
5,000	Series 2, GO, 5.000%, 11/01/19	6,236
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,443
16,050	Series A, GO, 5.000%, 05/01/23	19,662
13,190	Series A, GO, 5.250%, 05/01/25	16,179

		89,365

	Hospital — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement
2,500	Rev., 5.700%, 05/01/14 (f) (i)	2,577

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — Continued
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,895

		9,472

	Total Wisconsin	98,837

	Total Municipal Bonds (Cost $4,542,803)	4,943,108

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
92,628	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $92,628)	92,628

	Total Investments — 99.2% (Cost $4,635,431)	5,035,736
	Other Assets in Excess of Liabilities — 0.8%	41,526

	NET ASSETS — 100.0%	$5,077,262

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,997,000 which amounts to 0.3% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and unfunded commitments.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$401,982
Aggregate gross unrealized depreciation	(1,677)

Net unrealized appreciation/depreciation	$400,305

Federal income tax cost of investments	$4,635,431

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,834	$—	$11,834
General Obligation	—	4,490	—	4,490
Prerefunded	—	7,014	—	7,014

Total Alabama	—	23,338	—	23,338

Alaska
Certificate of Participation/Lease	—	14,808	—	14,808
Other Revenue	—	10,200	—	10,200
Utility	—	3,476	—	3,476

Total Alaska	—	28,484	—	28,484

Arizona
Certificate of Participation/Lease	—	26,556	—	26,556
General Obligation	—	7,245	—	7,245
Hospital	—	32,533	—	32,533
Other Revenue	—	5,382	—	5,382
Prerefunded	—	22,354	—	22,354
Special Tax	—	21,847	—	21,847
Transportation	—	11,162	—	11,162
Utility	—	2,948	—	2,948
Water & Sewer	—	1,182	—	1,182

Total Arizona	—	131,209	—	131,209

California
Certificate of Participation/Lease	—	38,494	—	38,494
Education	—	68,482	—	68,482
General Obligation	—	372,470	—	372,470
Hospital	—	15,860	—	15,860
Other Revenue	—	61,908	—	61,908
Prerefunded	—	85,890	—	85,890
Transportation	—	10,676	—	10,676
Utility	—	18,277	—	18,277
Water & Sewer	—	34,755	—	34,755

Total California	—	706,812	—	706,812

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$5,837	$—	$5,837
Education	—	5,462	—	5,462
General Obligation	—	81,025	—	81,025
Hospital	—	4,507	—	4,507
Housing	—	5	—	5
Other Revenue	—	5,379	—	5,379
Prerefunded	—	77,061	—	77,061
Transportation	—	20,066	—	20,066

Total Colorado	—	199,342	—	199,342

Connecticut
General Obligation	—	26,841	—	26,841
Housing	—	6,499	—	6,499
Other Revenue	—	2,479	—	2,479
Prerefunded	—	3,583	—	3,583
Special Tax	—	2,290	—	2,290
Transportation	—	482	—	482

Total Connecticut	—	42,174	—	42,174

Delaware
Education	—	2,936	—	2,936
General Obligation	—	16,281	—	16,281

Total Delaware	—	19,217	—	19,217

District of Columbia
Certificate of Participation/Lease	—	7,071	—	7,071
Other Revenue	—	19,090	—	19,090

Total District of Columbia	—	26,161	—	26,161

Florida
Certificate of Participation/Lease	—	16,167	—	16,167
Education	—	10,789	—	10,789
General Obligation	—	113,115	—	113,115
Housing	—	10,703	—	10,703
Industrial Development Revenue/Pollution Control
Revenue	—	8,208	—	8,208
Other Revenue	—	38,596	—	38,596
Special Tax	—	11,046	—	11,046
Transportation	—	7,985	—	7,985
Water & Sewer	—	14,809	—	14,809

Total Florida	—	231,418	—	231,418

Georgia
Certificate of Participation/Lease	—	2,932	—	2,932
General Obligation	—	69,703	—	69,703
Other Revenue	—	36,404	—	36,404
Prerefunded	—	1,413	—	1,413
Special Tax	—	11,339	—	11,339
Utility	—	1,640	—	1,640
Water & Sewer	—	39,271	—	39,271

Total Georgia	—	162,702	—	162,702

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$24,390	$—	$24,390
Transportation	—	18,210	—	18,210

Total Hawaii	—	42,600	—	42,600

Idaho
Hospital	—	14,374	—	14,374
Illinois
Education	—	11,236	—	11,236
General Obligation	—	79,088	—	79,088
Hospital	—	3,249	—	3,249
Other Revenue	—	12,977	—	12,977
Prerefunded	—	19,215	—	19,215
Special Tax	—	923	—	923
Transportation	—	38,135	—	38,135

Total Illinois	—	164,823	—	164,823

Indiana
Certificate of Participation/Lease	—	7,960	—	7,960
Education	—	5,266	—	5,266
Other Revenue	—	41,461	—	41,461
Prerefunded	—	4,117	—	4,117
Transportation	—	4,695	—	4,695

Total Indiana	—	63,499	—	63,499

Iowa
General Obligation	—	10,042	—	10,042
Housing	—	1,269	—	1,269
Other Revenue	—	22,743	—	22,743
Prerefunded	—	1,018	—	1,018

Total Iowa	—	35,072	—	35,072

Kansas
General Obligation	—	11,338	—	11,338
Industrial Development Revenue/Pollution Control
Revenue	—	5,439	—	5,439
Other Revenue	—	39,285	—	39,285
Prerefunded	—	62,759	—	62,759

Total Kansas	—	118,821	—	118,821

Kentucky
Certificate of Participation/Lease	—	13,334	—	13,334
Education	—	5,828	—	5,828
General Obligation	—	1,121	—	1,121
Hospital	—	1,166	—	1,166
Housing	—	346	—	346
Other Revenue	—	14,519	—	14,519
Prerefunded	—	8,550	—	8,550
Transportation	—	3,291	—	3,291
Utility	—	3,280	—	3,280
Water & Sewer	—	23,339	—	23,339

Total Kentucky	—	74,774	—	74,774

Louisiana
General Obligation	—	7,808	1,391	9,199
Hospital	—	2,608	—	2,608
Housing	—	2,379	—	2,379

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$20,149	$—	$20,149
Prerefunded	—	48,659	—	48,659
Special Tax	—	32,110	—	32,110
Transportation	—	2,445	—	2,445
Utility	—	1,547	—	1,547

Total Louisiana	—	117,705	1,391	119,096

Maryland
Certificate of Participation/Lease	—	—	3,602	3,602
Education	—	5,963	—	5,963
General Obligation	—	68,321	—	68,321
Prerefunded	—	8,445	—	8,445
Transportation	—	22,151	—	22,151

Total Maryland	—	104,880	3,602	108,482

Massachusetts
Certificate of Participation/Lease	—	20,219	—	20,219
Education	—	7,183	—	7,183
General Obligation	—	38,019	—	38,019
Housing	—	4,214	—	4,214
Other Revenue	—	3,994	—	3,994
Prerefunded	—	53,865	—	53,865
Special Tax	—	5,024	—	5,024
Transportation	—	5,954	—	5,954
Water & Sewer	—	9,061	—	9,061

Total Massachusetts	—	147,533	—	147,533

Michigan
Education	—	4,766	—	4,766
General Obligation	—	27,416	—	27,416
Housing	—	84	—	84
Other Revenue	—	10,862	—	10,862
Prerefunded	—	3,323	—	3,323
Special Tax	—	11,489	—	11,489
Utility	—	1,718	—	1,718
Water & Sewer	—	26,592	—	26,592

Total Michigan	—	86,250	—	86,250

Minnesota
General Obligation	—	55,678	—	55,678
Prerefunded	—	9,204	—	9,204
Utility	—	4,957	—	4,957

Total Minnesota	—	69,839	—	69,839

Mississippi
General Obligation	—	2,055	—	2,055
Other Revenue	—	2,994	—	2,994
Prerefunded	—	43,663	—	43,663

Total Mississippi	—	48,712	—	48,712

Missouri
General Obligation	—	19,895	—	19,895
Housing	—	3,585	—	3,585
Other Revenue	—	47,846	—	47,846
Prerefunded	—	5,196	—	5,196
Transportation	—	22,246	—	22,246
Water & Sewer	—	10,032	—	10,032

Total Missouri	—	108,800	—	108,800

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Transportation	$—	$3,605	$—	$3,605
Nebraska
General Obligation	—	4,661	—	4,661
Utility	—	2,841	—	2,841

Total Nebraska	—	7,502	—	7,502

Nevada
Prerefunded	—	2,948	—	2,948
Water & Sewer	—	5,382	—	5,382

Total Nevada	—	8,330	—	8,330

New Hampshire
Transportation	—	3,019	—	3,019
New Jersey
Certificate of Participation/Lease	—	17,212	—	17,212
Education	—	31,780	—	31,780
General Obligation	—	1,112	—	1,112
Industrial Development Revenue/Pollution Control
Revenue	—	4,390	—	4,390
Other Revenue	—	57,125	—	57,125
Prerefunded	—	35,064	—	35,064
Special Tax	—	11,141	—	11,141
Transportation	—	13,497	—	13,497
Water & Sewer	—	6,861	—	6,861

Total New Jersey	—	178,182	—	178,182

New Mexico
Education	—	12,878	—	12,878
Housing	—	7,084	—	7,084
Industrial Development Revenue/Pollution Control
Revenue	—	1,302	—	1,302
Other Revenue	—	22,958	—	22,958
Special Tax	—	11,963	—	11,963
Transportation	—	6,595	—	6,595

Total New Mexico	—	62,780	—	62,780

New York
Certificate of Participation/Lease	—	19,211	—	19,211
Education	—	45,144	—	45,144
General Obligation	—	41,872	—	41,872
Hospital	—	5,046	—	5,046
Housing	—	4,200	—	4,200
Other Revenue	—	269,156	—	269,156
Prerefunded	—	34,657	—	34,657
Special Tax	—	109,408	—	109,408
Transportation	—	48,717	—	48,717
Utility	—	19,066	—	19,066
Water & Sewer	—	5,228	—	5,228

Total New York	—	601,705	—	601,705

North Carolina
Certificate of Participation/Lease	—	2,355	—	2,355

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$97,061	$—	$97,061
Hospital	—	2,537	—	2,537
Industrial Development Revenue/Pollution Control
Revenue	—	6,334	—	6,334
Other Revenue	—	18,938	—	18,938
Utility	—	22,007	—	22,007

Total North Carolina	—	149,232	—	149,232

Ohio
Certificate of Participation/Lease	—	5,052	—	5,052
Education	—	1,577	—	1,577
General Obligation	—	42,384	—	42,384
Housing	—	1,689	—	1,689
Industrial Development Revenue/Pollution Control
Revenue	—	3,279	—	3,279
Other Revenue	—	20,618	—	20,618
Transportation	—	12,523	—	12,523

Total Ohio	—	87,122	—	87,122

Oklahoma
Education	—	17,357	—	17,357
Housing	—	581	—	581
Other Revenue	—	10,833	—	10,833
Utility	—	1,715	—	1,715

Total Oklahoma	—	30,486	—	30,486

Oregon
Certificate of Participation/Lease	—	10,084	—	10,084
Prerefunded	—	3,072	—	3,072
Water & Sewer	—	2,975	—	2,975

Total Oregon	—	16,131	—	16,131

Pennsylvania
Education	—	10,048	—	10,048
General Obligation	—	44,479	—	44,479
Hospital	—	15,124	—	15,124

Total Pennsylvania	—	69,651	—	69,651

Puerto Rico
Other Revenue	—	3,137	—	3,137
Prerefunded	—	16,278	—	16,278
Special Tax	—	1,700	—	1,700

Total Puerto Rico	—	21,115	—	21,115

South Carolina
Education	—	16,489	—	16,489
General Obligation	—	54,540	—	54,540
Other Revenue	—	11,790	—	11,790
Prerefunded	—	6,909	—	6,909
Utility	—	10,689	—	10,689
Water & Sewer	—	5,324	—	5,324

Total South Carolina	—	105,741	—	105,741

South Dakota
Prerefunded	—	744	—	744

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
General Obligation	$—	$18,731	$—	$18,731
Utility	—	15,853	—	15,853

Total Tennessee	—	34,584	—	34,584

Texas
Certificate of Participation/Lease	—	3,282	—	3,282
Education	—	35,224	—	35,224
General Obligation	—	183,529	—	183,529
Hospital	—	20,547	—	20,547
Other Revenue	—	45,903	—	45,903
Prerefunded	—	42,778	—	42,778
Special Tax	—	11,674	—	11,674
Transportation	—	41,184	—	41,184
Utility	—	5,853	—	5,853
Water & Sewer	—	16,417	—	16,417

Total Texas	—	406,391	—	406,391

Utah
General Obligation	—	6,195	—	6,195
Other Revenue	—	12,440	—	12,440
Prerefunded	—	2,428	—	2,428
Water & Sewer	—	10,759	—	10,759

Total Utah	—	31,822	—	31,822

Virginia
Education	—	7,965	—	7,965
General Obligation	—	32,632	—	32,632
Industrial Development Revenue/Pollution Control
Revenue	—	2,287	—	2,287
Other Revenue	—	15,628	—	15,628
Transportation	—	12,474	—	12,474
Water & Sewer	—	13,650	—	13,650

Total Virginia	—	84,636	—	84,636

Washington
General Obligation	—	65,674	—	65,674
Hospital	—	3,889	—	3,889
Other Revenue	—	45,012	—	45,012
Water & Sewer	—	1,496	—	1,496

Total Washington	—	116,071	—	116,071

West Virginia
Certificate of Participation/Lease	—	1,995	—	1,995
Education	—	6,083	—	6,083
General Obligation	—	6,973	—	6,973
Hospital	—	1,606	—	1,606
Other Revenue	—	5,839	—	5,839
Prerefunded	—	17,161	—	17,161
Transportation	—	2,850	—	2,850
Utility	—	728	—	728
Water & Sewer	—	7,123	1,532	8,655

Total West Virginia	—	50,358	1,532	51,890

Wisconsin
General Obligation	—	89,365	—	89,365

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$—	$9,472	$9,472

Total Wisconsin	—	89,365	9,472	98,837

Total	—	4,927,111	15,997	4,943,108

Short-Term Investment
Investment Company	92,628	—	—	92,628

Total Investments in Securities	$92,628	$4,927,111	$15,997	$5,035,736

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Louisiana - General Obligation	$1,369	$—	$4	$18	$—	$—	$—	$—	$—	$1,391
Maryland - Certificate of Participation/Lease	3,634	—	(27)	(5)	—	—	—	—	—	3,602
West Virginia - Water & Sewer	1,533	—	2	(3)	—	—	—	—	—	1,532
Wisconsin - Hospital	10,757	—	(35)	—	—	(1,250)	—	—	—	9,472

Total	$17,293	$—	$(56)	$10	$—	$(1,250)	$—	$—	$—	$15,997

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $(56).

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Long-Term Investments — 62.6%
Asset-Backed Securities — 8.6%
410	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2, 0.840%, 06/09/14	410
276	Series 2011-2, Class A2, 0.900%, 09/08/14	276
1,338	Series 2011-3, Class A2, 0.840%, 11/10/14	1,340
1,200	Series 2011-4, Class A2, 0.920%, 03/09/15	1,202
1,360	Series 2011-5, Class A2, 1.190%, 08/08/15	1,363
5,000	Series 2012-1, Class A2, 0.910%, 10/08/15	5,009
2,000	Series 2012-2, Class A2, 0.760%, 10/08/15	2,001
6,350	Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 11/17/14	6,348
2,584	BMW Vehicle Lease Trust, Series 2010-1, Class A3, 0.820%, 04/15/13	2,585
800	Capital One Multi-Asset Execution Trust, Series 2005-A6, Class A6, VAR, 0.517%, 07/15/15	800
326	CarMax Auto Owner Trust, Series 2011-1, Class A2, 0.720%, 11/15/13	326
	CNH Equipment Trust,
92	Series 2011-A, Class A2, 0.620%, 06/16/14	92
8,900	Series 2012-A, Class A2, 0.650%, 07/15/15	8,899
3,500	Discover Card Master Trust, Series 2007-A2, Class A2, VAR, 0.814%, 06/15/15	3,506
	Ford Credit Auto Owner Trust,
11	Series 2011-A, Class A2, 0.620%, 07/15/13	10
4,500	Series 2011-A, Class A3, 0.970%, 01/15/15	4,512
3,600	Series 2012-A, Class A2, 0.620%, 09/15/14	3,601
5,500	Series 2012-B, Class A2, 0.570%, 01/15/15	5,497
	Honda Auto Receivables Owner Trust,
2,573	Series 2010-3, Class A3, 0.700%, 04/21/14	2,574
598	Series 2011-1, Class A2, 0.650%, 06/17/13	598
5,000	Series 2012-1, Class A2, 0.570%, 08/15/14	5,000
4,100	Series 2012-2, Class A2, 0.560%, 11/17/14	4,098
4,300	Huntington Auto Trust, Series 2012-1, Class A2, 0.540%, 11/17/14 Hyundai Auto Receivables Trust,	4,297
1,728	Series 2011-B, Class A2, 0.590%, 03/15/14	1,729
2,075	Series 2012-A, Class A2, 0.550%, 06/16/14	2,074
5,700	John Deere Owner Trust, Series 2012-A, Class A2, 0.590%, 06/16/14	5,689
291	Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A2, 0.790%, 04/15/13 (e)	291
8,200	Series 2012-A, Class A2, 0.660%, 04/15/14	8,198
	Nissan Auto Receivables Owner Trust,
1,850	Series 2011-B, Class A2, 0.740%, 09/15/14	1,852
5,350	Series 2012-A, Class A2, 0.540%, 10/15/14	5,347
	Porsche Financial Auto Securitization Trust,
502	Series 2011-1, Class A2, 0.560%, 12/16/13 (e)	502
2,455	Series 2011-1, Class A3, 0.840%, 01/16/15 (e)	2,457
1,259	Porsche Innovative Lease Owner Trust, Series 2011-1, Class A2, 0.920%, 02/20/14 (e)	1,259
740	Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2, 0.530%, 04/15/14	740
	Volkswagen Auto Loan Enhanced Trust,
1,307	Series 2011-1, Class A2, 0.670%, 12/20/13	1,308
3,700	Series 2012-1, Class A2, 0.610%, 10/20/14	3,699
	World Omni Auto Receivables Trust,
969	Series 2011-A, Class A2, 0.640%, 11/15/13	969
2,420	Series 2011-A, Class A3, 1.110%, 05/15/15	2,428

	Total Asset-Backed Securities (Cost $102,888)	102,886

Corporate Bonds — 47.0%
Consumer Discretionary — 2.1%
	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,500	VAR, 1.249%, 04/10/14 (e)	2,501

	Media — 1.3%
4,000	CBS Corp., 5.625%, 08/15/12	4,034
10,694	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	11,307

		15,341

	Multiline Retail — 0.5%
5,620	Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	5,780

	Specialty Retail — 0.1%
1,000	Staples, Inc., 7.375%, 10/01/12	1,021

	Total Consumer Discretionary	24,643

Consumer Staples — 1.1%
	Beverages — 0.5%
4,200	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	4,254
1,300	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,364

		5,618

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Food & Staples Retailing — 0.5%
	Kroger Co. (The),
2,936	5.500%, 02/01/13	3,027
600	6.200%, 06/15/12	601
2,000	Walgreen Co., 4.875%, 08/01/13	2,104

		5,732

	Food Products — 0.1%
	Cargill, Inc.,
1,300	5.200%, 01/22/13 (e)	1,336
195	5.600%, 09/15/12 (e)	198

		1,534

	Total Consumer Staples	12,884

Energy — 0.8%
	Oil, Gas & Consumable Fuels — 0.8%
1,000	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	1,060
1,335	Canadian Natural Resources Ltd., (Canada), 5.450%, 10/01/12	1,355
1,500	Motiva Enterprises LLC, 5.200%, 09/15/12 (e)	1,518
2,595	Spectra Energy Capital LLC, 6.250%, 02/15/13	2,679
2,900	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	2,999

	Total Energy	9,611

Financials — 33.0%
	Capital Markets — 2.5%
	Bank of New York Mellon Corp. (The),
1,000	1.200%, 02/20/15	1,004
2,100	5.125%, 08/27/13	2,214
4,475	VAR, 0.736%, 07/28/14	4,469
5,800	Credit Suisse, (Switzerland), 5.000%, 05/15/13	5,994
300	Credit Suisse USA, Inc., VAR, 0.719%, 04/12/13	299
4,170	Deutsche Bank AG, (Germany), 5.375%, 10/12/12	4,230
7,600	Goldman Sachs Group, Inc. (The), 3.625%, 08/01/12	7,633
1,700	Invesco Ltd., (Bermuda), 5.375%, 02/27/13	1,750
2,500	Merrill Lynch & Co., Inc., VAR, 0.710%, 06/05/12	2,500

		30,093

	Commercial Banks — 17.2%
2,604	American Express Bank FSB, 5.550%, 10/17/12	2,650
13,200	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	13,326
	Bank of Montreal, (Canada),
8,300	2.125%, 06/28/13	8,420
1,335	VAR, 0.936%, 04/29/14	1,339
	Bank of Nova Scotia, (Canada),
1,100	2.375%, 12/17/13	1,127
1,000	VAR, 1.509%, 01/12/15	1,014
5,000	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	5,045
5,600	Barclays Bank plc, (United Kingdom), 2.500%, 01/23/13	5,643
	BB&T Corp.,
1,960	2.050%, 04/28/14	2,000
2,482	3.375%, 09/25/13	2,560
5,950	3.850%, 07/27/12	5,979
1,775	VAR, 1.166%, 04/28/14	1,783
5,600	Canadian Imperial Bank of Commerce, (Canada), 1.450%, 09/13/13	5,656
	HSBC Bank plc, (United Kingdom),
9,887	1.625%, 08/12/13 (e)	9,917
7,150	VAR, 0.866%, 01/18/13 (e)	7,160
2,700	VAR, 1.117%, 08/12/13 (e)	2,703
5,300	VAR, 1.266%, 01/17/14 (e)	5,312
	National Australia Bank Ltd., (Australia),
800	2.350%, 11/16/12 (e)	805
6,990	2.500%, 01/08/13 (e)	7,060
1,350	5.350%, 06/12/13 (e)	1,410
6,435	National City Bank, 4.625%, 05/01/13	6,642
1,000	Nordea Bank AB, (Sweden), 2.500%, 11/13/12 (e)	1,008
4,100	PNC Funding Corp., VAR, 0.666%, 01/31/14	4,086
	Rabobank Nederland N.V., (Netherlands),
4,900	2.650%, 08/17/12 (e)	4,917
1,000	VAR, 0.616%, 02/04/13 (e)	999
1,600	VAR, 0.817%, 04/14/14	1,584
	Royal Bank of Canada, (Canada),
300	1.450%, 10/30/14	303
21,394	2.100%, 07/29/13	21,745
4,600	VAR, 1.166%, 10/30/14	4,642
15,940	Svenska Handelsbanken AB, (Sweden), 2.875%, 09/14/12 (e)	16,037
4,220	Toronto-Dominion Bank (The), (Canada), VAR, 0.646%, 07/26/13	4,229

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
1,000	1.125%, 10/30/13	1,007
15,000	2.000%, 06/14/13	15,216
550	3.150%, 03/04/15	580
	Wachovia Corp.,
22,066	5.500%, 05/01/13	23,004
4,250	VAR, 0.656%, 08/01/13	4,255
	Wells Fargo & Co.,
2,500	1.250%, 02/13/15	2,489
987	3.750%, 10/01/14	1,041
1,250	Westpac Banking Corp., (Australia), 2.250%, 11/19/12	1,260

		205,953

	Consumer Finance — 3.0%
8,675	American Express Credit Corp., 5.875%, 05/02/13	9,057
	American Honda Finance Corp.,
600	2.375%, 03/18/13 (e)	608
1,200	4.625%, 04/02/13 (e)	1,240
5,000	VAR, 0.616%, 05/02/13 (e)	4,999
2,000	VAR, 0.716%, 01/17/13 (e)	2,002
2,200	VAR, 0.916%, 05/08/14 (e)	2,203
	Caterpillar Financial Services Corp.,
548	4.850%, 12/07/12	560
2,650	VAR, 0.758%, 04/01/14	2,660
3,700	John Deere Capital Corp., VAR, 1.004%, 09/22/14	3,738
	Toyota Motor Credit Corp.,
3,800	VAR, 0.667%, 01/14/13	3,808
4,500	VAR, 0.866%, 01/17/14	4,519

		35,394

	Diversified Financial Services — 3.3%
	Bank of America Corp.,
1,750	4.875%, 09/15/12	1,767
1,500	5.375%, 09/11/12	1,514
3,083	ERAC USA Finance LLC, 5.800%, 10/15/12 (e)	3,132
	General Electric Capital Corp.,
4,150	1.875%, 09/16/13	4,195
5,000	5.400%, 09/20/13	5,284
500	VAR, 0.594%, 12/20/13	495
300	VAR, 0.636%, 07/27/12	300
1,086	VAR, 0.734%, 09/15/14	1,075
4,700	VAR, 1.099%, 04/07/14	4,699
2,900	VAR, 1.319%, 01/07/14	2,910
	Volkswagen International Finance N.V., (Netherlands),
4,100	1.625%, 08/12/13 (e)	4,125
4,300	VAR, 1.074%, 09/22/13 (e)	4,299
5,500	Westpac Securities NZ Ltd., (New Zealand), 2.625%, 01/28/13 (e)	5,571

		39,366

	Insurance — 6.3%
15,650	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	16,324
9,050	Berkshire Hathaway Finance Corp.,
	4.600%, 05/15/13	9,402
	Berkshire Hathaway, Inc.,
2,300	2.125%, 02/11/13	2,323
2,000	VAR, 1.167%, 08/15/14	2,022
3,350	Jackson National Life Global Funding, VAR, 0.664%, 03/17/14 (e)	3,273
	MassMutual Global Funding II,
2,000	VAR, 0.847%, 01/14/14 (e)	2,000
5,600	VAR, 0.973%, 09/27/13 (e)	5,610
8,300	MetLife Institutional Funding II, VAR, 1.368%, 04/04/14 (e)	8,327
	Metropolitan Life Global Funding I,
1,985	2.500%, 01/11/13 (e)	2,006
10,750	5.125%, 04/10/13 (e)	11,134
3,470	Monumental Global Funding III, VAR, 0.636%, 01/25/13 (e)	3,459
5,250	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	5,427
1,000	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	1,027
	Principal Life Income Funding Trusts,
1,000	5.300%, 12/14/12	1,024
1,000	5.300%, 04/24/13	1,040
500	Travelers Cos, Inc. (The), 5.375%, 06/15/12	501

		74,899

	Thrifts & Mortgage Finance — 0.7%
8,702	Countrywide Financial Corp., 5.800%, 06/07/12	8,709

	Total Financials	394,414

Health Care — 1.9%
	Health Care Equipment & Supplies — 0.7%
8,109	Covidien International Finance S.A., (Luxembourg), 5.450%, 10/15/12	8,250

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Health Care Providers & Services — 0.5%
550	Cardinal Health, Inc., 5.500%, 06/15/13	575
5,106	McKesson Corp., 5.250%, 03/01/13	5,276

		5,851

	Pharmaceuticals — 0.7%
8,693	GlaxoSmithKline Capital, Inc., 4.850%,
	05/15/13	9,048

	Total Health Care	23,149

Industrials — 2.7%
	Aerospace & Defense — 0.8%
10,120	United Technologies Corp., VAR, 1.000%,
	12/02/13	10,155

	Air Freight & Logistics — 0.3%
3,000	Federal Express Corp., 9.650%, 06/15/12	3,011

	Electrical Equipment — 0.1%
1,200	Cooper US, Inc., 5.250%, 11/15/12	1,225

	Industrial Conglomerates — 0.7%
7,489	Tyco International Finance S.A.,
	(Luxembourg), 6.000%, 11/15/13	8,013

	Machinery — 0.2%
2,000	Caterpillar, Inc., 7.000%, 12/15/13	2,187

	Road & Rail — 0.6%
	Ryder System, Inc.,
2,500	5.000%, 06/15/12	2,504
1,610	6.000%, 03/01/13	1,663
3,460	Union Pacific Corp., 5.450%, 01/31/13	3,566

		7,733

	Total Industrials	32,324

Information Technology — 0.2%
	Computers & Peripherals — 0.2%
2,225	Hewlett-Packard Co., VAR, 0.747%,
	05/24/13	2,215

Materials — 0.7%
	Chemicals — 0.0% (g)
750	Potash Corp. of Saskatchewan, Inc.,
	(Canada), 4.875%, 03/01/13	771

	Metals & Mining — 0.7%
8,000	BHP Billiton Finance USA Ltd.,
	(Australia), VAR, 0.737%, 02/18/14	8,028
164	Nucor Corp., 4.875%, 10/01/12	166

		8,194

	Total Materials	8,965

Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.2%
	AT&T, Inc.,
3,050	4.950%, 01/15/13	3,134
940	6.700%, 11/15/13	1,024
5,990	BellSouth Corp., 4.750%, 11/15/12	6,101
2,600	France Telecom S.A., (France), 4.375%,
	07/08/14	2,741
1,000	Verizon Communications, Inc., 5.250%,
	04/15/13	1,039
1,600	Verizon Global Funding Corp., 4.375%,
	06/01/13	1,657
10,345	Verizon Virginia, Inc., 4.625%, 03/15/13	10,659

		26,355

	Wireless Telecommunication Services — 0.5%
5,178	America Movil S.A.B. de C.V., (Mexico), 5.500%, 03/01/14	5,554

	Total Telecommunication Services	31,909

Utilities — 1.8%
	Electric Utilities — 1.8%
1,636	Commonwealth Edison Co., 1.625%, 01/15/14	1,660
3,715	Consolidated Edison Co. of New York, Inc., 4.875%, 02/01/13	3,819
1,000	Duke Energy Carolinas LLC, 5.625%, 11/30/12	1,024
700	NextEra Energy Capital Holdings, Inc., VAR, 0.866%, 11/09/12	699
1,000	Northeast Utilities, 5.650%, 06/01/13	1,047
2,800	Ohio Power Co., 5.500%, 03/01/13	2,897
1,000	Peco Energy Co., 4.750%, 10/01/12	1,013
6,000	PSEG Power LLC, 2.500%, 04/15/13	6,087
2,800	Tampa Electric Co., 6.375%, 08/15/12	2,830
600	Virginia Electric and Power Co., 5.100%, 11/30/12	613

	Total Utilities	21,689

	Total Corporate Bonds (Cost $561,694)	561,803

Municipal Bonds — 0.6%
	Illinois — 0.1%
1,500	City of Chicago, Taxable Notes, GO, 0.800%, 12/05/12	1,489

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Wisconsin — 0.5%
5,900	Wisconsin Housing & Economic Development Authority, Home Ownership, Series B, Rev., VAR, LOC: Fortis Bank S.A., 0.590%, 09/01/26	5,900

	Total Municipal Bonds (Cost $7,400)	7,389

U.S. Government Agency Securities — 0.3%
1,100	Federal Home Loan Bank, 0.300%, 06/10/13	1,100
250	Federal Home Loan Mortgage Corp., 5.500%, 08/20/12	253
2,000	Federal National Mortgage Association, VAR, 0.296%, 03/04/14	2,001

	Total U.S. Government Agency Securities (Cost $3,352)	3,354

U.S. Treasury Obligations — 6.1%
	U.S. Treasury Notes,
6,000	0.250%, 01/15/15	5,988
2,500	0.375%, 11/15/14	2,504
4,700	0.500%, 05/31/13	4,714
20,000	1.375%, 01/15/13	20,150
4,000	2.250%, 01/31/15 (m)	4,201
4,000	2.750%, 02/28/13	4,076
30,200	3.125%, 04/30/13	31,002

	Total U.S. Treasury Obligations (Cost $72,605)	72,635

	Total Long-Term Investments (Cost $747,939)	748,067

Short-Term Investments — 39.6%
Certificates of Deposit — 15.8%
4,600	Bank of Montreal, 0.667%, 08/15/13	4,604
1,000	0.918%, 10/03/13	1,003
	Bank of Nova Scotia,
8,500	0.654%, 09/16/13	8,498
50	0.666%, 07/27/12	50
400	0.750%, 10/15/12	400
3,000	0.824%, 09/17/13	2,999
4,000	0.897%, 02/27/14	4,000
7,900	0.966%, 02/10/14	7,901
	Bank of Tokyo-Mitsubishi UFJ Ltd.
15,000	0.520%, 09/10/12	15,004
3,000	0.830%, 04/12/13	3,000
8,400	0.830%, 05/13/13	8,397
	Canadian Imperial Bank of Commerce,
6,000	0.510%, 02/12/13	6,007
2,200	0.520%, 04/04/13	2,201
250	0.666%, 07/17/12	250
2,500	0.780%, 06/03/13	2,500
6,000	Credit Suisse, 0.866%, 01/29/13	6,001
7,900	Deutsche Bank AG, 1.060%, 03/14/13	7,899
12,700	DZ Bank AG, 0.760%, 10/13/12	12,705
16,800	Mizuho Corporate Bank, 0.520%, 11/05/12	16,800
	National Australia Bank Ltd.,
4,000	0.549%, 04/09/13	3,999
6,850	0.619%, 01/10/13	6,850
1,250	0.636%, 12/06/12	1,250
	National Bank of Canada,
4,000	0.561%, 03/01/13	4,000
3,050	0.620%, 09/20/12	3,054
2,000	0.660%, 01/09/13	2,003
6,000	Nordea Bank Finland plc, 0.610%, 07/23/12	6,003
	Norinchukin Bank,
5,000	0.530%, 10/05/12	5,001
4,000	0.550%, 09/07/12	4,001
3,000	Rabobank Nederland N.V., 0.680%, 07/25/12	3,002
	Royal Bank of Canada,
2,000	0.670%, 11/15/12	2,005
1,500	0.687%, 09/03/13	1,501
9,800	Standard Chartered Bank, 0.720%, 08/09/12	9,809
	Sumitomo Mitsui Banking Corp.,
9,500	0.790%, 05/10/13	9,498
10,000	0.800%, 04/11/13	10,003
	Westpac Banking Corp.,
1,750	0.410%, 06/21/12	1,750
4,350	0.646%, 02/06/13	4,351

	Total Certificate of Deposit (Cost $188,253)	188,299

Commercial Paper — 18.6%
3,700	Australia & New Zealand Banking Group Ltd., 0.562%, 06/22/12 (e) (n)	3,700
6,250	Bacardi USA, Inc., 0.430%, 06/20/12 (e) (n)	6,248

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — Continued
Commercial Paper — Continued
11,800	Barclays U.S. Funding Corp., 0.150%, 06/01/12 (n)	11,800
3,800	BMW U.S. Capital LLC, 0.716%, 07/25/12 (e)	3,799
	BP Capital Markets plc,
4,700	0.666%, 02/08/13 (e)	4,705
4,650	0.806%, 01/02/13 (e) (n)	4,643
1,000	0.806%, 01/03/13 (e) (n)	998
8,000	British Telecommunications plc, 1.523%, 05/14/13 (e) (n)	7,903
	Caisse d'Amortissement de la Dette Sociale,
3,000	0.442%, 06/01/12 (e) (n)	3,000
8,000	1.005%, 08/29/12 (e) (n)	7,993
6,000	1.055%, 06/25/12 (e) (n)	5,999
7,000	1.278%, 08/01/12 (e) (n)	6,996
	Daimler Finance North America LLC,
3,500	0.631%, 06/25/12 (e) (n)	3,499
2,350	1.061%, 03/01/13 (e) (n)	2,332
	DBS Bank Ltd.,
650	0.551%, 08/09/12 (e) (n)	650
12,300	0.573%, 08/03/12 (e) (n)	12,292
6,900	0.888%, 02/01/13 (e) (n)	6,861
6,000	Florida Power Corp., 0.601%, 06/14/12 (n)	5,999
12,000	Kells Funding LLC, 0.682%, 08/20/12 (e) (n)	11,992
7,300	Kraft Foods, Inc., 0.641%, 06/07/12 (e) (n)	7,299
6,000	Northern States Power Co., 0.400%, 06/05/12 (e) (n)	6,000
15,500	Oversea-Chinese Banking Corp. Ltd., 0.601%, 08/06/12 (n)	15,493
20,000	RBS Holdings USA, Inc., 0.160%, 06/01/12 (e) (n)	20,000
	Reckitt Benckiser Treasury Services plc,
7,000	0.756%, 03/04/13 (e) (n)	6,964
8,000	0.806%, 04/08/13 (e) (n)	7,949
6,700	0.807%, 04/15/13 (e) (n)	6,656
2,500	0.807%, 05/07/13 (e) (n)	2,481
20,000	Societe Generale North America, Inc., 0.210%, 06/01/12 (n)	20,000
500	Starbird Funding Corp., 0.200%, 06/07/12 (e) (n)	500
5,000	Unilever Capital Corp., 0.452%, 01/17/13 (e) (n)	4,990
12,650	Vodafone Group plc, 1.112%, 04/16/13 (e) (n)	12,533

	Total Commercial Paper (Cost $222,154)	222,274

Repurchase Agreements — 5.1%
10,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $10,006, collateralized by Corporate Notes and Bonds, 0.889% - 10.625%, due 07/15/13 - 05/15/38, with a value of $10,361. (i)	10,000
10,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $10,006, collateralized by Corporate Notes and Bonds, 0.000% - 6.630%, due 03/15/28 - 05/15/38, with a value of $10,414. (i)	10,000
5,000	Citigroup Global Markets Holdings, Inc., 0.970%, dated 05/31/12, due 07/05/12, repurchase price $5,005, collateralized by Corporate Notes and Bonds, 0.000%, due 04/18/13, with a value of $5,250. (i)	5,000
12,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/07/12, repurchase price $12,020, collateralized by Corporate Notes and Bonds, 0.000% - 6.000%, due 04/26/35 - 01/24/41, with a value of $12,601. (i)	12,000
7,000	Deutsche Bank AG, 0.570%, dated 05/31/12, due 08/04/12, repurchase price $7,007, collateralized by Corporate Notes and Bonds, 0.000% - 7.200%, due 05/15/15 - 09/22/47, with a value of $7,402. (i)	7,000
2,000	Morgan Stanley & Co., Inc, 0.970%, dated 05/31/12, due 07/05/12, repurchase price $2,002, collateralized by Corporate Notes and Bonds, 0.000% - 600.000%, due 12/25/13 - 04/12/49, with a value of $2,100. (i)	2,000
15,000	Morgan Stanley & Co., Inc., 0.970%, dated 05/31/12, due 07/05/12, repurchase price $15,014, collateralized by Corporate Notes and Bonds, 0.000% - 17.000%, due 06/15/12 - 04/13/47, with a value of $15,751. (i)	15,000

	Total Repurchase Agreements (Cost $61,000)	61,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — Continued
Investment Company — 0.1%
1,105	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,105)	1,105

	Total Short-Term Investments (Cost $472,512)	472,678

	Total Investments — 102.2% (Cost $1,220,451)	1,220,745
	Liabilities in Excess of Other Assets — (2.2)%	(25,713)

	NET ASSETS — 100.0%	$1,195,032

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

LOC	—	Letter of Credit
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$712
Aggregate gross unrealized depreciation	(418)

Net unrealized appreciation/depreciation	$294

Federal income tax cost of investments	$1,220,451

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,105	$1,219,640	$—	$1,220,745

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.2%
1,080	Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.609%, 08/25/35	1,063
1,588	Argent Securities, Inc., Series 2004-W7, Class M2, VAR, 0.839%, 05/25/34	1,286
1,406	Asset-Backed Funding Certificates, Series 2004-OPT3, Class M1, VAR, 0.989%, 09/25/33	1,034
	Asset-Backed Securities Corp. Home Equity,
1,246	Series 2004-HE7, Class M2, VAR, 1.289%, 10/25/34	947
2,168	Series 2005-HE6, Class M1, VAR, 0.729%, 07/25/35	2,134
1,685	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	1,683
316	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.619%, 06/25/36	248
1,900	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	1,692
	Citigroup Mortgage Loan Trust, Inc.,
1,680	Series 2006-WFH2, Class A2A, VAR, 0.389%, 08/25/36	1,192
997	Series 2007-WFH2, Class A2, VAR, 0.389%, 03/25/37	931
	Countrywide Asset-Backed Certificates,
1,077	Series 2002-3, Class M1, VAR, 1.364%, 03/25/32	837
1,217	Series 2004-1, Class M2, VAR, 1.064%, 03/25/34	1,054
1,250	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF11, Class A2D, VAR, 0.579%, 11/25/35	1,130
1,678	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1, VAR, 0.719%, 12/25/35	1,657
	Morgan Stanley ABS Capital I,
4,572	Series 2004-HE3, Class M1, VAR, 1.094%, 03/25/34	3,644
1,725	Series 2004-HE8, Class M2, VAR, 0.919%, 09/25/34	1,356
1,437	Series 2005-NC1, Class M3, VAR, 0.749%, 01/25/35	1,116
	New Century Home Equity Loan Trust,
578	Series 2004-2, Class M2, VAR, 0.859%, 08/25/34	484
838	Series 2004-4, Class M2, VAR, 1.034%, 02/25/35	591
2,149	Series 2005-4, Class A2B, VAR, 0.509%, 09/25/35	2,120
1,018	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35	946
1,253	Novastar Home Equity Loan, Series 2005-3, Class A2C, VAR, 0.519%, 01/25/36	1,220
	Option One Mortgage Loan Trust,
5,500	Series 2004-3, Class M2, VAR, 0.809%, 11/25/34	4,742
93	Series 2004-3, Class M3, VAR, 0.889%, 11/25/34	73
3,400	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, VAR, 0.869%, 02/25/35	2,936
	Renaissance Home Equity Loan Trust,
999	Series 2003-3, Class M1, VAR, 0.969%, 12/25/33	784
1,980	Series 2005-2, Class AV3, VAR, 0.609%, 08/25/35	1,606
1,130	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	954
	Residential Asset Mortgage Products, Inc.,
4,657	Series 2005-EFC4, Class M1, VAR, 0.649%, 09/25/35	4,363
4,775	Series 2005-RS4, Class M1, VAR, 0.669%, 04/25/35	4,466
440	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.389%, 09/25/36	333
6,479	Structured Asset Investment Loan Trust, Series 2004-7, Class M1, VAR, 1.289%, 08/25/34	5,203
	Structured Asset Securities Corp.,
273	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	266
535	Series 2005-WF2, Class M2, VAR, 0.659%, 05/25/35	338
	Wells Fargo Home Equity Trust,
2,000	Series 2005-3, Class M2, VAR, 0.669%, 11/25/35	1,651
726	Series 2006-1, Class A3, VAR, 0.389%, 05/25/36	714

	Total Asset-Backed Securities (Cost $56,233)	56,794

Collateralized Mortgage Obligations — 3.6%
	Agency CMO — 0.6%
	Federal Home Loan Mortgage Corp. REMICS,
3,992	Series 3203, Class SH, IF, IO, 6.901%, 08/15/36	720

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,773	Series 3844, Class BI, IO, 5.000%, 04/15/21	331
	Federal National Mortgage Association REMICS,
4,116	Series 2003-130, Class NS, IF, IO, 6.761%, 01/25/34	770
2,947	Series 2005-67, Class SI, IF, IO, 6.461%, 08/25/35	516
3,214	Series 2006-24, Class QS, IF, IO, 6.961%, 04/25/36	560
10,389	Series 2010-29, Class KJ, IO, 5.000%, 12/25/21	946
2,293	Series 2010-68, Class SJ, IF, IO, 6.311%, 07/25/40	394
7,421	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	565
8,828	Series 2011-68, Class MI, IO, 5.000%, 06/25/21	853
1,026	Government National Mortgage Association, Series 2011-48, Class MI, IO, 5.000%, 05/20/39	118

		5,773

	Non-Agency CMO — 3.0%
	Banc of America Alternative Loan Trust,
2,711	Series 2004-9, Class 4A1, 5.500%, 10/25/19	2,757
822	Series 2006-2, Class 7A1, 6.000%, 03/25/21	805
78	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	75
	Countrywide Alternative Loan Trust,
648	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	627
876	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	851
1,673	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,612
117	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	101
324	Series 2007-25, Class 2A1, 6.000%, 11/25/22	304
453	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-7, Class 1A25, 5.750%, 02/25/33	449
	First Horizon Alternative Mortgage Securities,
1,255	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	1,108
1,723	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,683
	First Horizon Asset Securities, Inc.,
310	Series 2005-6, Class 1A1, 5.500%, 11/25/35	313
190	Series 2005-8, Class 2A1, 5.250%, 02/25/21	190
2,814	Series 2006-1, Class 1A2, 6.000%, 05/25/36	2,660
353	JP Morgan Mortgage Trust, Series 2005-S2, Class 2A9, 5.500%, 09/25/35	355
1,493	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,266
	Morgan Stanley Mortgage Loan Trust,
1,680	Series 2004-4, Class 2A, VAR, 6.345%, 09/25/34	1,674
452	Series 2004-9, Class 1A, VAR, 5.845%, 11/25/34	440
445	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, VAR, 0.499%, 07/25/35	431
	Residential Accredit Loans, Inc.,
1,050	Series 2003-QS8, Class A7, 5.250%, 04/25/33	981
151	Series 2006-QS4, Class A2, 6.000%, 04/25/36	98
828	Residential Asset Securitization Trust, Series 2005-A8CB, Class A11, 6.000%, 07/25/35	688
	Structured Asset Securities Corp.,
811	Series 2003-35, Class B1, VAR, 5.537%, 12/25/33	662
4,453	Series 2005-1, Class 7A7, 5.500%, 02/25/35	4,008
825	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	805
116	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	102
2,035	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/37	1,924

		26,969

	Total Collateralized Mortgage Obligations (Cost $32,442)	32,742

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Commercial Mortgage-Backed Security — 0.3%
	2,700	Commercial Mortgage Pass-Through Certificates, Series 2011-STRT, Class A, 2.555%, 12/10/24 (e) (Cost $2,700)	2,710

	Corporate Bonds — 49.0%
		Consumer Discretionary — 8.1%
		Auto Components — 1.0%
	700	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	732
	2,100	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	2,216
EUR	990	Conti-Gummi Finance B.V., (Netherlands), Reg. S., 7.125%, 10/15/18 (m)	1,282
	1,950	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	2,030
	2,625	Visteon Corp., 6.750%, 04/15/19	2,615

			8,875

		Automobiles — 0.3%
	2,950	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,957

		Broadcasting & Cable TV — 0.9%
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	400	7.375%, 06/01/20	428
	1,710	7.875%, 04/30/18	1,834
	1,150	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,212
		DISH DBS Corp.,
	150	7.125%, 02/01/16	161
	2,350	7.875%, 09/01/19	2,614
	1,750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,724

			7,973

		Diversified Consumer Services — 0.3%
		Service Corp. International,
	150	6.750%, 04/01/15	162
	2,480	7.000%, 05/15/19	2,616

			2,778

		Gaming — 0.6%
	2,500	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,656
	2,925	MGM Resorts International, 9.000%, 03/15/20	3,203

			5,859

		Hotels, Restaurants & Leisure — 0.5%
	3,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	2,801
	2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,148

			4,949

		Household Durables — 0.5%
	1,000	Jarden Corp., 7.500%, 01/15/20	1,082
	101	Libbey Glass, Inc., 10.000%, 02/15/15	108
		Sealy Mattress Co.,
	2,150	8.250%, 06/15/14	2,080
	973	10.875%, 04/15/16 (e)	1,056

			4,326

		Leisure Equipment & Products — 0.2%
	1,175	Mattel, Inc., 5.450%, 11/01/41 (m)	1,320

		Media — 2.3%
		AMC Entertainment, Inc.,
	1,810	8.750%, 06/01/19	1,937
	750	9.750%, 12/01/20	806
	1,965	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,112
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
	2,500	5.000%, 03/01/21 (m)	2,742
	1,010	5.150%, 03/15/42 (m)	1,006
	460	Discovery Communications LLC, 4.950%, 05/15/42 (m)	481
	1,500	Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,522
		Intelsat Jackson Holdings S.A., (Luxembourg),
	1,000	7.250%, 10/15/20	995
	450	11.250%, 06/15/16	470
	750	Intelsat Luxembourg S.A., (Luxembourg), 11.250%, 02/04/17	737
	3,720	NBCUniversal Media LLC, 4.375%, 04/01/21 (m)	4,096
	2,150	Time Warner Cable, Inc., 5.500%, 09/01/41 (m)	2,308
EUR	536	TVN Finance Corp. II AB, (Sweden), Reg. S., 10.750%, 11/15/17 (m)	676
	350	Visant Corp., 10.000%, 10/01/17	331
EUR	1,000	Ziggo Bond Co. B.V., (Netherlands), Reg. S., 8.000%, 05/15/18 (m)	1,323

			21,542

		Multiline Retail — 0.3%
		JC Penney Corp., Inc.,
	1,715	5.750%, 02/15/18	1,586

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Multiline Retail — Continued
	1,200	7.950%, 04/01/17	1,212

			2,798

		Specialty Retail — 1.1%
	2,375	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	2,375
	2,100	J. Crew Group, Inc., 8.125%, 03/01/19	2,108
	1,660	Lowe’s Cos., Inc., 4.650%, 04/15/42 (m)	1,743
	1,250	Michael’s Stores, Inc., 7.750%, 11/01/18	1,303
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19 (e)	2,418

			9,947

		Textiles, Apparel & Luxury Goods — 0.1%
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,021

		Total Consumer Discretionary	74,345

		Consumer Staples — 2.7%
		Beverages — 0.2%
	2,210	Pernod-Ricard S.A., (France), 4.250%, 07/15/22 (e) (m)	2,250

		Food & Staples Retailing — 0.5%
	1,390	CVS Caremark Corp., 5.750%, 05/15/41 (m)	1,650
EUR	1,361	Picard Bondco S.A., (Luxembourg), Reg. S., 9.000%, 10/01/18 (m)	1,767
	735	Rite Aid Corp., 9.750%, 06/12/16	801

			4,218

		Food Products — 1.1%
	2,526	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	2,507
	3,000	Del Monte Corp., 7.625%, 02/15/19	2,910
	3,885	Kraft Foods, Inc., 5.375%, 02/10/20 (m)	4,593

			10,010

		Household Products — 0.6%
	2,995	Central Garden & Pet Co., 8.250%, 03/01/18	2,995
	2,050	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	2,265

			5,260

		Tobacco — 0.3%
GBP	950	Imperial Tobacco Finance plc, (United Kingdom), 5.500%, 09/28/26 (m)	1,637
	1,210	Philip Morris International, Inc., 5.650%, 05/16/18 (m)	1,457

			3,094

		Total Consumer Staples	24,832

		Energy — 4.5%
		Energy Equipment & Services — 0.3%
	2,375	Transocean, Inc., (Cayman Islands), 6.375%, 12/15/21 (m)	2,727

		Oil, Gas & Consumable Fuels — 4.2%
	3,115	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	3,643
		Arch Coal, Inc.,
	2,250	7.250%, 06/15/21 (e)	1,918
	100	8.750%, 08/01/16	96
	3,114	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	3,231
		Energy Transfer Partners LP,
	3,070	4.650%, 06/01/21 (m)	3,147
	515	6.050%, 06/01/41 (m)	517
	1,480	6.500%, 02/01/42 (m)	1,571
	1,505	EQT Corp., 4.875%, 11/15/21 (m)	1,553
		Kinder Morgan Energy Partners LP,
	1,900	3.950%, 09/01/22 (m)	1,919
	1,870	6.950%, 01/15/38 (m)	2,220
	3,061	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	3,245
	1,815	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	2,013
	1,800	ONEOK Partners LP, 3.250%, 02/01/16 (m)	1,894
	2,870	Peabody Energy Corp., 6.250%, 11/15/21 (e)	2,863
	3,085	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	3,223
	2,545	Phillips 66, 4.300%, 04/01/22 (e) (m)	2,650
	1,840	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38 (m)	2,253
	363	Valero Energy Corp., 6.625%, 06/15/37 (m)	403

			38,359

		Total Energy	41,086

		Financials — 15.4%
		Capital Markets — 1.4%
EUR	4,250	Credit Agricole Home Loan SFH, (France), 2.500%, 06/24/15 (m)	5,398
	570	Goldman Sachs Group, Inc. (The), 6.250%, 02/01/41 (m)	574
		Morgan Stanley,
	1,555	4.750%, 03/22/17 (m)	1,496
	1,630	5.500%, 07/28/21 (m)	1,526
		UBS AG, (Switzerland),
	1,250	5.875%, 12/20/17 (m)	1,374

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Capital Markets — Continued
GBP	1,853	VAR, 5.250%, 06/21/21 (m)	2,701

			13,069

		Commercial Banks — 6.4%
EUR	2,200	ABN Amro Bank N.V., (Netherlands), 3.750%, 07/15/14 (m)	2,876
EUR	3,500	Bank of Scotland plc, (United Kingdom), 4.750%, 01/26/15 (m)	4,687
		Barclays Bank plc, (United Kingdom),
EUR	3,150	3.125%, 01/14/15 (m)	4,079
EUR	954	6.000%, 01/14/21 (m)	1,073
EUR	3,250	BNP Paribas Home Loan Covered Bonds SFH, (France), 2.500%, 06/09/15 (m)	4,149
EUR	3,000	BNZ International Funding Ltd., (New Zealand), 3.125%, 11/23/17 (m)	3,913
	2,000	CIT Group, Inc., 5.250%, 03/15/18	1,970
EUR	1,000	Commonwealth Bank of Australia, (Australia), 2.625%, 01/12/17 (m)	1,297
EUR	2,200	Danske Bank A/S, (Denmark), 3.250%, 10/07/15 (m)	2,884
EUR	2,200	DnB Boligkreditt AS, (Norway), 2.750%, 04/20/15 (m)	2,854
	1,200	HSBC Holdings plc, (United Kingdom), 6.100%, 01/14/42 (m)	1,452
EUR	4,250	ING Bank N.V., (Netherlands), 2.250%, 08/31/15 (m)	5,446
EUR	1,225	Lloyds TSB Bank plc, (United Kingdom), 6.500%, 03/24/20 (m)	1,258
	650	Natixis, (France), VAR, 0.717%, 01/15/19 (m)	526
EUR	3,200	Nordea Bank Finland plc, (Finland), 2.250%, 11/16/15 (m)	4,114
	2,133	PNC Financial Services Group, Inc., VAR, 6.750%, 08/01/21 (x) (m)	2,208
EUR	3,150	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S., 4.000%, 03/15/16 (m)	4,211
EUR	1,300	Standard Chartered Bank, (United Kingdom), VAR, 1.100%, 03/28/18 (m)	1,535
	4,035	Wachovia Bank N.A., VAR, 0.846%, 11/03/14 (m)	3,937
	2,690	Wells Fargo & Co., VAR, 7.980%, 03/15/18 (x) (m)	2,925
	1,555	Wells Fargo Bank N.A., VAR, 0.676%, 05/16/16 (m)	1,493

			58,887

		Consumer Finance — 1.2%
	750	Ally Financial, Inc., 6.250%, 12/01/17	769
	3,300	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	4,190
	1,735	Discover Financial Services, 6.450%, 06/12/17 (m)	1,975
		Ford Motor Credit Co. LLC,
	2,030	4.250%, 02/03/17 (m)	2,164
	650	5.000%, 05/15/18	710
	1,200	6.625%, 08/15/17	1,393

			11,201

		Diversified Financial Services — 2.1%
		Aircastle Ltd., (Bermuda),
	1,360	6.750%, 04/15/17 (e)	1,346
	680	9.750%, 08/01/18	740
		Bank of America Corp.,
	590	3.750%, 07/12/16 (m)	583
	1,035	3.875%, 03/22/17 (m)	1,032
	2,565	Bank of America N.A., VAR, 0.754%, 06/15/16 (m)	2,269
		Citigroup, Inc.,
	290	5.875%, 05/29/37 (m)	312
	3,940	VAR, 0.745%, 06/09/16 (m)	3,331
	1,365	General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,552
		International Lease Finance Corp.,
	2,250	8.625%, 09/15/15	2,452
	805	8.750%, 03/15/17	894
EUR	2,200	OP Mortgage Bank, (Finland), 3.125%, 11/19/14 (m)	2,860
	1,835	Xstrata Finance Canada Ltd., (Canada), 6.000%, 11/15/41 (e) (m)	1,869

			19,240

		Insurance — 1.4%
GBP	370	Aegon N.V., (Netherlands), 6.625%, 12/16/39 (m)	572
		American International Group, Inc.,
	1,370	6.250%, 03/15/37 (m)	1,199
	1,840	6.400%, 12/15/20 (m)	2,064
		Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
	1,550	6.875%, 05/01/19 (e)	1,589
	1,355	9.375%, 05/01/20 (e)	1,389
		Hartford Financial Services Group, Inc.,
	2,255	5.125%, 04/15/22 (m)	2,298
	305	6.625%, 03/30/40 (m)	317
GBP	1,100	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (x) (m)	1,348

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Insurance — Continued
GBP	1,400	Swiss Reinsurance Co. via ELM B.V., (Netherlands), VAR, 6.302%, 05/25/19 (x) (m)	1,737

			12,513

		Real Estate Investment Trusts (REITs) — 0.7%
	920	Camden Property Trust, 4.625%, 06/15/21 (m)	996
	1,640	DDR Corp., 7.875%, 09/01/20 (m)	1,964
	350	ERP Operating LP, 4.625%, 12/15/21 (m)	381
	2,350	HCP, Inc., 5.375%, 02/01/21 (m)	2,624

			5,965

		Real Estate Management & Development — 0.4%
	1,940	Duke Realty LP, 5.950%, 02/15/17 (m)	2,167
	1,710	Realogy Corp., 7.625%, 01/15/20 (e)	1,757

			3,924

		Thrifts & Mortgage Finance — 1.8%
EUR	4,200	Abbey National Treasury Services plc, (United Kingdom), 3.375%, 06/08/15 (m)	5,438
EUR	3,050	Cie de Financement Foncier, (France), 4.750%, 06/25/15 (m)	4,108
	1,645	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e) (m)	1,697
EUR	4,250	Swedbank Hypotek AB, (Sweden), 2.500%, 06/15/15 (m)	5,478

			16,721

		Total Financials	141,520

		Health Care — 5.0%
		Health Care Equipment & Supplies — 0.9%
	2,355	Accellent, Inc., 8.375%, 02/01/17	2,332
	2,050	Biomet, Inc., PIK, 11.125%, 10/15/17	2,182
	1,500	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18	1,211
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	2,525

			8,250

		Health Care Providers & Services — 3.0%
	3,610	Cigna Corp., 4.375%, 12/15/20 (m)	3,891
	2,290	Coventry Health Care, Inc., 5.450%, 06/15/21 (m)	2,627
	3,615	Express Scripts Holding Co., 4.750%, 11/15/21 (e) (m)	3,985
	750	HCA Holdings, Inc., 7.750%, 05/15/21	771
	2,917	HCA, Inc., 7.500%, 02/15/22	3,057
	1,500	Health Management Associates, Inc., 7.375%, 01/15/20 (e)	1,538
		HealthSouth Corp.,
	1,400	7.250%, 10/01/18	1,460
	1,610	7.750%, 09/15/22	1,690
	1,700	Radiation Therapy Services, Inc., 8.875%, 01/15/17 (e)	1,636
	2,500	Tenet Healthcare Corp., 8.000%, 08/01/20	2,497
	860	UnitedHealth Group, Inc., 5.700%, 10/15/40 (m)	1,053
		Ventas Realty LP/Ventas Capital Corp.,
	2,215	4.000%, 04/30/19 (m)	2,270
	1,330	4.250%, 03/01/22 (m)	1,337

			27,812

		Pharmaceuticals — 1.1%
	4,635	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	4,687
	2,300	Mylan, Inc., 7.875%, 07/15/20 (e)	2,530
		Valeant Pharmaceuticals International,
	650	6.875%, 12/01/18 (e)	642
	1,600	7.000%, 10/01/20 (e)	1,548
	750	7.250%, 07/15/22 (e)	705

			10,112

		Total Health Care	46,174

		Industrials — 3.0%
		Airlines — 0.1%
	153	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	172
	711	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	745
	316	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	361

			1,278

		Commercial Services & Supplies — 0.6%
	2,190	Geo Group, Inc. (The), 6.625%, 02/15/21	2,261
	1,000	Iron Mountain, Inc., 8.375%, 08/15/21	1,068
	2,400	Waste Management, Inc., 2.600%, 09/01/16 (m)	2,494

			5,823

		Construction & Engineering — 0.4%
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	687
	3,000	UR Financing Escrow Corp., 7.625%, 04/15/22 (e)	3,067

			3,754

		Electrical Equipment — 0.2%
EUR	1,558	Schaeffler Finance B.V., (Netherlands), Reg. S., 7.750%, 02/15/17 (m)	1,975

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Machinery — 0.7%
	1,605	Case New Holland, Inc., 7.875%, 12/01/17	1,830
	995	Caterpillar, Inc., 5.200%, 05/27/41 (m)	1,203
	300	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	322
	2,700	Terex Corp., 8.000%, 11/15/17	2,747

			6,102

		Road & Rail — 0.6%
	2,500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	2,587
		Hertz Corp. (The),
	935	6.750%, 04/15/19	956
	1,000	7.375%, 01/15/21	1,049
	780	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	825

			5,417

		Trading Companies & Distributors — 0.4%
	1,700	HD Supply, Inc., 8.125%, 04/15/19 (e)	1,772
EUR	1,481	Rexel S.A., (France), 7.000%, 12/17/18 (m)	1,895

			3,667

		Total Industrials	28,016

		Information Technology — 2.7%
		Communications Equipment — 0.7%
	3,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,062
		Avaya, Inc.,
	2,850	7.000%, 04/01/19 (e)	2,551
	75	9.750%, 11/01/15	62
	75	PIK, 10.875%, 11/01/15	62
	985	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	1,212

			5,949

		Computers & Peripherals — 0.3%
	2,500	Sealed Air Corp., 8.125%, 09/15/19 (e)	2,713

		IT Services — 0.5%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,384
		First Data Corp.,
	900	8.875%, 08/15/20 (e)	961
	1,600	PIK, 10.000%, 01/15/22 (e)	1,548
	1,000	SunGard Data Systems, Inc., 7.375%, 11/15/18	1,018

			4,911

		Office Electronics — 0.4%
	3,530	Xerox Corp., 4.500%, 05/15/21 (m)	3,640

		Semiconductors & Semiconductor Equipment — 0.8%
	2,705	Amkor Technology, Inc., 7.375%, 05/01/18	2,705
		Freescale Semiconductor, Inc.,
	1,650	9.250%, 04/15/18 (e)	1,737
	1,000	10.125%, 03/15/18 (e)	1,077
	2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	2,105

			7,624

		Total Information Technology	24,837

		Materials — 2.4%
		Chemicals — 0.5%
	3,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	2,985
	1,000	Huntsman International LLC, 8.625%, 03/15/21	1,120
	500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	513

			4,618

		Containers & Packaging — 0.6%
	2,300	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	2,392
	3,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	2,880

			5,272

		Metals & Mining — 1.2%
		Barrick North America Finance LLC,
	1,860	4.400%, 05/30/21 (m)	2,004
	1,790	5.700%, 05/30/41(m)	2,014
		FMG Resources August 2006 Pty Ltd., (Australia),
	275	6.875%, 02/01/18 (e)	270
	2,700	8.250%, 11/01/19 (e)	2,788
	3,630	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20 (m)	3,742

			10,818

		Paper & Forest Products — 0.1%
	1,125	International Paper Co., 6.000%, 11/15/41 (m)	1,238

		Total Materials	21,946

		Telecommunication Services — 2.1%
		Diversified Telecommunication Services — 1.6%
	2,225	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,186
	1,000	Frontier Communications Corp., 8.500%, 04/15/20	1,002
	3,000	GCI, Inc., 8.625%, 11/15/19	3,187

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Diversified Telecommunication Services — Continued
		Level 3 Financing, Inc.,
	2,700	8.125%, 07/01/19	2,700
	250	9.375%, 04/01/19	266
	1,175	PAETEC Holding Corp., 9.875%, 12/01/18	1,290
EUR	2,000	Sunrise Communications Holdings S.A., (Luxembourg), Reg. S., 8.500%, 12/31/18 (m)	2,529
		Windstream Corp.,
	1,640	7.750%, 10/01/21	1,644
	250	8.125%, 09/01/18	259

			15,063

		Wireless Telecommunication Services — 0.5%
	2,305	MetroPCS Wireless, Inc., 7.875%, 09/01/18	2,328
	2,405	Sprint Capital Corp., 8.750%, 03/15/32	2,026
	350	Sprint Nextel Corp., 9.000%, 11/15/18 (e)	379

			4,733

		Total Telecommunication Services	19,796

		Utilities — 3.1%
		Electric Utilities — 0.9%
	1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,170
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	802
	550	FirstEnergy Corp., 7.375%, 11/15/31 (m)	700
	1,235	Nisource Finance Corp., 5.800%, 02/01/42 (m)	1,403
	1,760	NV Energy, Inc., 6.250%, 11/15/20 (m)	1,932
	485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	577
	1,250	Oncor Electric Delivery Co. LLC, 5.000%, 09/30/17 (m)	1,371
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	801

			8,756

		Gas Utilities — 1.1%
	3,495	DCP Midstream LLC, 5.350%, 03/15/20 (e) (m)	3,912
		Enterprise Products Operating LLC,
	500	5.200%, 09/01/20 (m)	571
	965	5.700%, 02/15/42 (m)	1,074
		Plains All American Pipeline LP/PAA Finance Corp.,
	1,270	5.150%, 06/01/42 (m)	1,321
	2,130	5.750%, 01/15/20 (m)	2,493
	1,280	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e) (m)	1,222

			10,593

		Independent Power Producers & Energy Traders — 0.7%
	3,000	AES Corp. (The), 8.000%, 10/15/17	3,330
	1,620	Calpine Corp., 7.875%, 07/31/20 (e)	1,717
	1,000	NRG Energy, Inc., 7.625%, 01/15/18	998

			6,045

		Multi-Utilities — 0.4%
	3,300	CMS Energy Corp., 5.050%, 03/15/22 (m)	3,418

		Total Utilities	28,812

		Total Corporate Bonds (Cost $452,033)	451,364

	Municipal Bond — 0.0% (g) (t)
		New Jersey — 0.0% (g)
	145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m) (Cost $145)	175

SHARES
	Short-Term Investments — 36.1%
		Investment Company — 36.1%
	332,039	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $332,039)	332,039

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 0.0% (g)
		U.S. Treasury Bills,
	240	0.062%, 06/21/12 (k) (n)	240
	180	0.126%, 09/06/12 (k) (n)	180

		Total U.S. Treasury Obligations (Cost $420)	420

		Total Short-Term Investments (Cost $332,459)	332,459

		Total Investments — 95.2% (Cost $876,012)	876,244
		Other Assets in Excess of Liabilities — 4.8%	43,826

		NET ASSETS — 100.0%	$920,070

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	Euro Bobl	09/06/12	6,463	16
7	Euro Bund	09/06/12	1,256	9
187	10 Year U.S. Treasury Note	09/19/12	25,046	280
3	Ultra U.S. Treasury Bond	09/19/12	507	16
2,016	2 Year U.S. Treasury Note	09/28/12	444,339	310
36	5 Year U.S. Treasury Note	09/28/12	4,471	(4)
	Short Futures Outstanding
(166)	10 Year U.S. Treasury Note	09/19/12	(22,234)	(229)

				398

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,715,000	EUR	Barclays Bank plc	07/10/12	13,475	13,252	(223)
62,905,803	EUR	BNP Paribas	07/10/12	78,870	77,798	(1,072)
5,823,132	EUR	Credit Suisse International	07/10/12	7,336	7,202	(134)
5,866,461	EUR	Morgan Stanley	07/10/12	7,373	7,255	(118)
3,130,947	EUR	Union Bank of Switzerland AG	07/10/12	3,894	3,872	(22)

1,517,047	GBP	Barclays Bank plc	07/10/12	2,381	2,338	(43)
1,923,147	GBP	BNP Paribas	07/10/12	3,008	2,963	(45)
1,978,112	GBP	Royal Bank of Canada	07/10/12	3,186	3,048	(138)
605,628	GBP	Westpac Banking Corp.	07/10/12	956	933	(23)

104,311,014	MXN	Citibank, N.A.	07/10/12	7,999	7,239	(760)
14,375,929	MXN	Royal Bank of Canada	07/10/12	1,075	998	(77)

				129,553	126,898	(2,655)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,257,977	EUR	Barclays Bank plc	07/10/12	8,254	7,740	514
87,556,765	EUR	Citibank, N.A.	07/10/12	112,890	108,285	4,605
128,163,742	EUR	Credit Suisse International	07/10/12	169,487	158,506	10,981
4,129,732	EUR	Royal Bank of Canada	07/10/12	5,363	5,107	256
639,168	EUR	Union Bank of Switzerland AG	07/10/12	815	791	24
3,108,723	EUR	Westpac Banking Corp.	07/10/12	4,120	3,844	276

1,335,658	GBP	Morgan Stanley	07/10/12	2,158	2,058	100
11,444,786	GBP	State Street Corp.	07/10/12	18,536	17,635	901

118,686,943	MXN	State Street Corp.	07/10/12	8,497	8,237	260

				330,120	312,203	17,917

Credit Default Swaps - Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG, New York:
CDX.NA.HY.18.V.1	5.000% quarterly	06/20/17	6.771%	$48,500	$2,915	$(2,752)
CDX.NA.HY.18.V.1	5.000% quarterly	06/20/17	6.771	48,500	2,915	(3,018)

					$5,830	$(5,770)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	2.360% semi-annually	3 month LIBOR quarterly	02/17/20	33,840	(705)
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.843% semi-annually	02/17/25	18,205	724

					19

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
CDX	—	Credit Derivative Index
EDA	—	Economic Development Authority
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,253
Aggregate gross unrealized depreciation	(12,021)

Net unrealized appreciation/depreciation	$232

Federal income tax cost of investments	$876,012

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$56,794	$—	$56,794
Collateralized Mortgage Obligations
Agency CMO	—	5,773	—	5,773
Non-Agency CMO	—	26,969	—	26,969

Total Collateralized Mortgage Obligations	—	32,742	—	32,742

Commercial Mortgage-Backed Security	—	2,710	—	2,710
Corporate Bonds
Consumer Discretionary	—	74,345	—	74,345
Consumer Staples	—	24,832	—	24,832
Energy	—	41,086	—	41,086
Financials	—	141,520	—	141,520
Health Care	—	46,174	—	46,174
Industrials	—	26,738	1,278	28,016
Information Technology	—	24,837	—	24,837
Materials	—	21,946	—	21,946
Telecommunication Services	—	19,796	—	19,796
Utilities	—	28,812	—	28,812

Total Corporate Bonds	—	450,086	1,278	451,364

Municipal Bond	—	175	—	175
Short-Term Investments
Investment Company	332,039	—	—	332,039
U.S. Treasury Obligations	—	420	—	420

Total Investments in Securities	$332,039	$542,927	$1,278	$876,244

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,917	$—	$17,917
Futures Contracts	631	—	—	631
Swaps	—	887	—	887

Total Appreciation in Other Financial Instruments	631	$18,804	$—	$19,435

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,655)	$—	$(2,655)
Futures Contracts	(233)	—	—	(233)
Swaps	—	(808)	—	(808)

Total Depreciation in Other Financial Instruments	$(233)	$(3,463)	$—	$(3,696)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Corporate Bonds - Financials	$114	$11	$14	$— (a)	$—	$(139)	$—	$—	$—
Corporate Bonds - Industrials	$—	$—	$10	$(2)	$—	$(5)	$1,275	$—	$1,278

Total	$114	$11	$24	$(2)	$—	$(144)	$1,275	$—	$1,278

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $10,000.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 2.0%
	New York — 2.0%
	New York City,
7,870	Series A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.240%, 06/01/12	7,870
800	Series G, Subseries G-5, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/01/12	800
7,000	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/01/12	7,000
10,600	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.200%, 06/01/12	10,600

	Total Daily Demand Notes (Cost $26,270)	26,270

Municipal Bonds — 12.4%
	New York — 12.4%
15,000	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12 (m)	15,013
12,470	Bath Central School District, GO, BAN, 1.500%, 06/15/12	12,470
4,860	City of Auburn, Cayuga County, Series A, GO, BAN, 1.500%, 05/31/13	4,896
4,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	4,002
15,000	Enlarged City School District, GO, BAN, 1.500%, 11/21/12	15,051
5,935	Essex County, New York, GO, BAN, 1.500%, 11/16/12	5,960
10,000	Franklinville Central School District, GO, BAN, 1.500%, 06/29/12	10,006
7,598	Geneva City, GO, BAN, 1.500%, 02/07/13	7,639
3,330	Geneva City School District, GO, BAN, 1.750%, 06/22/12	3,332
10,550	Gouverneur Central School District, GO, BAN, 1.500%, 06/22/12	10,554
10,000	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12	10,009
2,000	Hudson Falls Central School District, GO, BAN, 1.250%, 06/29/12	2,000
7,610	Lackawanna City School District, GO, BAN, 2.000%, 06/14/12	7,613
5,469	Malone Central School District, GO, BAN, 1.500%, 12/28/12	5,490
8,337	Odessa-Montour Central School District, GO, BAN, 1.500%, 06/15/12	8,340
	Schenectady City School District,
5,000	GO, RAN, 2.000%, 01/18/13	5,031
13,325	Series A, GO, BAN, 1.500%, 05/24/13	13,420
3,246	Town of LaGrange, Dutchess County, Series B, GO, BAN, 1.500%, 03/29/13	3,268
10,800	Town of Vestal, Broome County, GO, BAN, 1.500%, 05/17/13	10,888
4,905	Walton Central School District, GO, BAN, 1.500%, 07/13/12	4,910

	Total Municipal Bonds (Cost $159,892)	159,892

Weekly Demand Notes — 76.0%
	New York — 76.0%
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 06/07/12	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.310%, 06/07/12	8,955
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.280%, 06/07/12	2,475
	Deutsche Bank Spears/Lifers Trust Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	7,770
10,000	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	10,000
6,450	Series DB-1036X, Rev., VRDO, 0.250%, 06/07/12 (e)	6,450
21,725	Series DBE-1029X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	21,725
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.170%, 06/07/12	225
2,405	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.170%, 06/07/12	2,405
14,965	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC:U.S. Bank N.A., 0.160%, 06/07/12	14,965

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
6,035	Erie County Industrial Development Agency (The), Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.250%, 06/07/12 (e)	6,035
1,530	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.270%, 06/07/12	1,530
	Metropolitan Transportation Authority,
15,900	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.230%, 06/07/12	15,900
12,300	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 06/07/12	12,300
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	11,250
10,230	Series B2, Subseries B-4, GO, VRDO, 0.240%, 06/07/12	10,230
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.240%, 06/07/12	3,800
14,450	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.240%, 06/07/12	14,450
15,560	Subseries A-6, GO, VRDO, LOC: Helaba, 0.190%, 06/07/12	15,560
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.240%, 06/07/12	3,550
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	1,225
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12	9,950
6,970	New York City Housing Development Corp., Multi-Family Housing, Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12 (e)	6,970
26,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 06/07/12	26,000
6,665	New York City Housing Development Corp., Multi-Family Housing, Boricua Village Apartments Site C, Series A, Rev., VRDO, LOC: Citibank N.A., 0.330%, 06/07/12	6,665
2,675	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	2,675
2,500	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Ogden Avenue Apartments II, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.190%, 06/07/12	2,500
3,470	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	3,470
1,605	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	1,605
13,700	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.240%, 06/07/12	13,700
8,400	New York City Industrial Development Agency, Korean Air Lines Co., Ltd. Project, Series C, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.180%, 06/07/12	8,400
36,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.180%, 06/07/12	36,600
3,900	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.190%, 06/07/12	3,900
10,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.410%, 06/07/12	10,000
	New York City Transitional Finance Authority,
8,850	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/12	8,850
7,935	Subseries 2-D, Rev., VRDO, LIQ: LLoyds TSB Bank plc, 0.210%, 06/07/12	7,935

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/12	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
600	Series A-2, Rev., VRDO, 0.160%, 06/07/12	600
10,000	Series C, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.190%, 06/07/12	10,000
20,635	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.190%, 06/07/12	20,635
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	10,000
20,420	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	20,420
5,425	Series DBE-1060X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.230%, 06/07/12	5,425
2,850	New York Local Government Assistance Corp., Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 06/07/12	2,850
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.170%, 06/07/12	17,700
12,000	Series 129, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.200%, 06/07/12	12,000
	New York State Dormitory Authority,
2,900	Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.190%, 06/07/12	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12 (e)	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 06/07/12	15,830
18,025	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.160%, 06/07/12	18,025
35,225	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/12	35,225
	New York State Dormitory Authority, Fordham University,
9,600	Series A-1, Rev., VRDO, LOC: Bank of America N.A. , 0.210%, 06/07/12	9,600
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/12	6,955
	New York State Dormitory Authority, Long Island University,
4,500	Series A-2, Rev., VRDO, LOC: TD Bank N.A., 0.160%, 06/07/12	4,500
4,000	Series A-2, Rev., VRDO, LOC: TD Bank N.A., 0.160%, 06/07/12	4,000
4,100	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.150%, 06/07/12	4,100
3,250	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 06/07/12	3,250
	New York State Dormitory Authority, St. Johns University,
1,800	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/07/12	1,800
6,500	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	6,500
17,740	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Traders, 0.230%, 06/07/12	17,740
16,100	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/12	16,100
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,150
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.180%, 06/07/12	2,000
4,050	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 06/07/12	4,050
3,600	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	3,600

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
5,300	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	5,300
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	2,700
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	6,900
5,300	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	5,300
1,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/12	4,085
22,000	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	22,000
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/07/12	15,750
3,800	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	3,800
4,785	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 06/07/12	4,785
15,000	New York State Housing Finance Agency, Related West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	15,000
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.160%, 06/07/12	3,820
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 06/07/12	3,400
37,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	37,210
10,000	New York State Housing Finance Agency, Union Square South Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	10,000
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, FHLMC, 0.180%, 06/07/12	1,500
5,000	Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/12	6,700
1,600	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,600
6,780	New York State Thruway Authority, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	6,780
	New York State Urban Development Corp.,
12,760	Rev., VRDO, FGIC-TCRS, LIQ: Societe Generale, 0.230%, 06/07/12	12,760
19,500	Rev., VRDO, FGIC-TCRS, LIQ: Societe Generale, 0.230%, 06/07/12	19,500
2,400	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 06/07/12	2,400
800	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 06/07/12	800
2,990	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.280%, 06/07/12	2,990
	Puttable Floating Option Tax-Exempt Receipts,
17,665	Series PT-4623, Rev., VRDO, LIQ: PB Capital Corp., 0.380%, 06/07/12	17,665

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	New York — Continued
2,590	Series PT-4725, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	2,590
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	5,000
5,000	Tompkins County Industrial Development Agency, Civic Facility Ithaca College, Series B, Rev., VRDO, XLCA, LOC: HSBC Bank USA N.A., 0.160%, 06/07/12	5,000
	Triborough Bridge & Tunnel Authority,
3,700	Series A, Subseries A-2, Rev., VRDO, 0.150%, 06/07/12	3,700
11,000	Series B-1, Rev., VRDO, LOC: CA Public Employees Retirement System, 0.150%, 06/07/12	11,000
7,060	Subseries B-3, Rev., VRDO, 0.240%, 06/07/12	7,060
54,005	Subseries B-4, Rev., VRDO, 0.270%, 06/07/12	54,005
37,185	Subseries CD, Rev., VRDO, AGM, 0.290%, 06/07/12	37,185
10,400	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	10,400
18,240	Wells Fargo Stage Trust, Floater Certificates, Series 12-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	18,240

	Total Weekly Demand Notes (Cost $982,650)	982,650

SHARES
Variable Rate Demand Preferred Shares — 8.2%
13,300	BlackRock Muni Income Quality Trust Fund, Inc., 0.380%, 06/07/12 # (e)	13,300
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.380%, 06/07/12 # (e)	20,000
15,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.300%, 06/07/12 # (e)	15,000
20,000	Nuveen New York Investment Quality Muni Fund, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	20,000
20,000	Nuveen New York Performance Plus Muni Fund, Inc., LIQ: Deutsche Bank A.G., 0.320%, 06/07/12 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $106,000)	106,000

	Total Investments — 98.6% (Cost $1,274,812) *	1,274,812
	Other Assets in Excess of Liabilities — 1.4%	18,266

	NET ASSETS — 100.0%	$1,293,078

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,274,812	$—	$1,274,812

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.5%
	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,677

	Florida — 0.1%
	Water & Sewer — 0.1%
965	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,039

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	898

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,759

	Massachusetts — 0.7%
	Prerefunded — 0.7%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,481

	New Jersey — 0.7%
	Other Revenue — 0.7%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	934
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,159
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,829

	Total New Jersey	5,922

	New York — 92.9%
	Certificate of Participation/Lease — 6.2%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13 (p)	2,600
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,285
	New York State Dormitory Authority, City University System, CONS,
2,010	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,059
7,375	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	7,557
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,721
1,780	Series B, Rev., COP, 6.000%, 07/01/14	1,860
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,201
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,580
710	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	838
	New York State Dormitory Authority, State University Educational Facilities,
1,445	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	1,500
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,466
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,265
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,794
2,080	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	2,169
810	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	845
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,309
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,405
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,847
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,080

		50,381

	Education — 5.9%
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,202

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education –– Continued
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,023
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,276
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,871
235	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	250
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	115
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,783
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,085
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	95
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	552
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,805
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,221
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,295
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,770
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	2,057
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	3,006
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	8,853
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,154
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,185
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,143
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,177

		47,918

	General Obligation — 20.1%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,851
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,741
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,201
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,874
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	823
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
605	Clarkstown Central School District, GO, AGM, 5.000%, 04/15/13	631
20	Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	22
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
	East Greenbush Central School District,
1,500	GO, 4.000%, 09/15/15	1,648
1,500	GO, 4.000%, 09/15/16	1,678
1,500	GO, 4.000%, 09/15/17	1,696
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,670
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12 (p)	286
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,435
1,000	GO, 4.000%, 04/15/15	1,091
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,219
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,249
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,227
	Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,045
565	Series B, GO, 5.000%, 12/15/19	690
460	Series B, GO, 5.000%, 12/15/20	565
765	Series B, GO, 5.000%, 12/15/22	947
500	Series B, GO, 5.000%, 12/15/23	613
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,518
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/12 (p)	1,012
1,350	Mineola, GO,5.000%, 08/15/23 (w)	1,602
	Monroe County, Public Improvement,
1,050	Series A, GO, 6.000%, 03/01/13	1,086
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	373

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,185
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	301
	Nassau County,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,743
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,137
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,172
2,000	Series F, GO, 5.000%, 10/01/20	2,368
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,930
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,260
	New York City,
7,600	Series A-1, GO, 5.000%, 08/01/28	8,843
3,000	Series A-1, GO, 5.250%, 08/15/23	3,507
2,250	Series B, GO, 4.000%, 08/01/14	2,417
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/13	4,037
2,000	Series C, GO, 5.000%, 08/01/17	2,384
2,000	Series C, GO, 5.000%, 08/01/19	2,447
3,000	Series C, GO, 5.000%, 01/01/20	3,430
5,000	Series D, GO, 5.000%, 02/01/17	5,880
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,508
155	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12 (p)	156
2,500	Series G, GO, 5.000%, 12/01/19	2,760
3,000	Series G, GO, 5.000%, 08/01/20	3,387
3,000	Series H, GO, 5.000%, 08/01/16	3,275
2,000	Series H-1, GO, 5.125%, 03/01/24	2,320
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,139
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,830
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,482
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,309
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,996
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,155
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,531
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,765
	New York City, Unrefunded Balance,
2,485	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,508
105	Series J, GO, NATL-RE, 5.250%, 05/15/18	114
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	489
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,590
1,230	Series A, GO, 5.250%, 05/15/13 (p)	1,241
1,280	Series A, GO, 5.250%, 05/15/14 (p)	1,292
1,335	Series A, GO, 5.250%, 05/15/15 (p)	1,347
785	Series A, GO, 5.250%, 05/15/16 (p)	792
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	917
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,725
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/12 (p)	784
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,764
6,260	Series C, GO, 5.000%, 04/15/16	7,028
4,000	Series C, GO, 5.000%, 04/15/17	4,468
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,238
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,559
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,222
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,181

		162,484

	Hospital — 2.1%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,430
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,630
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,297
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	470
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,481
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,434

		16,742

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,178
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	957
1,255	Series 156, Rev., 5.000%, 04/01/25	1,373

		4,508

	Industrial Development Revenue/Pollution Control Revenue — 3.0%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,936
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,313
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,209
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,645
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
215	Series B, Rev., 5.200%, 05/15/14	223
700	Series NYC-02, Rev., 5.750%, 06/15/12	702
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,327
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,088
1,000	Series C, Rev., 4.000%, 12/15/15	1,117
2,400	Series C, Rev., 4.000%, 12/15/16	2,733
1,100	Series C, Rev., 5.000%, 12/15/15	1,267
1,350	Series C, Rev., 5.000%, 12/15/16	1,598

		24,158

	Other Revenue — 13.7%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,570
2,000	Erie County Industrial Development Agency, School Facilities, Series A, Rev., 5.000%, 05/01/23	2,408
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,707
750	Series A, Rev., AGM, 5.000%, 11/15/19	779
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD, Rev., 5.000%, 06/15/27	1,518
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series HH, Rev., 5.000%, 06/15/26	7,836
7,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second Resolution, Series EE, Rev., 5.000%, 06/15/28	8,339
	New York City Transitional Finance Authority Future, Tax Secured Revenue,
1,000	Sub Series D-1, Rev., 5.000%, 11/01/26	1,197
1,000	Sub Series D-1, Rev., 5.000%, 11/01/27	1,188
	New York City Transitional Finance Authority, Future Tax Secured,
2,500	Series B, Rev., 5.000%, 02/01/27	2,937
2,000	Series D, Rev., 5.000%, 11/01/15	2,297
2,000	Series D, Rev., 5.000%, 11/01/16	2,361
3,000	Sub Series E-1, Rev., 5.000%, 02/01/25	3,648
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	2,051
1,000	New York City, Museum Modern Art, Series A, Rev., 5.000%, 04/01/23 (w)	1,259
1,000	New York Power Authority (The), Series A, Rev., 5.000%, 11/15/21	1,273
1,000	New York State Dormitory Authority, 3rd General Resolution, Rev., 5.000%, 05/15/27	1,179
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	6,324
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	4,034
	New York State Dormitory Authority, Mount Sinai Hospital,
2,225	Series A, Rev., 5.000%, 07/01/17	2,554
2,000	Series A, Rev., 5.000%, 07/01/26	2,225
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, 5.000%, 10/01/24 (w)	2,400
2,550	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series C, Rev., 5.000%, 10/15/27	3,001

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
5,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution, Series A, 5.000%, 06/15/22	6,400
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,488
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,218
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund,
1,250	Series A, Rev., 4.000%, 04/01/20	1,444
780	Series A, Rev., 5.000%, 04/01/20	966
2,000	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/28	2,369
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,208
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,724
3,000	Port Authority of New York & New Jersey, CONS, 172nd Series, Rev., 5.000%, 10/01/22	3,596
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,493
1,395	Series A, Rev., 5.000%, 06/01/15	1,585
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,344
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,237
1,340	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,334
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,307
1,000	Series A, Rev., 5.000%, 07/01/23	1,143

		110,941

	Prerefunded — 3.3%
235	Clarkstown Central School District, GO, AGM, 5.250%, 04/15/14 (p)	257
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,389
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,022
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,395
4,895	New York City, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	5,364
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series A, Rev., 5.750%, 06/15/12 (p)	1,002
100	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 4.750%, 01/01/16 (p)	115

		26,550

	Special Tax — 12.7%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,215
1,000	Series A, Rev., 5.000%, 11/15/21	1,198
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,361
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,742
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,755
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,855
1,170	Series A, Rev., 5.250%, 11/01/19	1,458
1,000	Series B, Rev., 5.000%, 11/01/18	1,183
3,000	Series B, Rev., 5.000%, 11/01/20	3,547
3,250	Series D, Rev., 5.000%, 11/01/25	3,840
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,987
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	50
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,361
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,420
1,320	Series E, Rev., AGM-CR, 6.000%, 04/01/14	1,413

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax –– Continued
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,558
2,500	Series A, Rev., 5.000%, 04/01/20	3,007
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,846
3,455	Series B, Rev., 5.250%, 02/15/21	4,257
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,463
3,100	Series C, Rev., 5.000%, 03/15/24	3,670
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	6,034
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	2,048
1,000	Series A, Rev., 5.000%, 12/15/22	1,216
1,000	Series A, Rev., 5.250%, 12/15/17	1,224
2,000	Series A, Rev., 5.250%, 12/15/18	2,489
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	586
1,295	Series A, Rev., 5.000%, 03/15/25	1,535
2,890	Series A, Rev., 5.000%, 03/15/26	3,423
2,705	Series A, Rev., 5.000%, 03/15/27	3,191
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,586
2,455	Series A, Rev., 5.000%, 03/15/22	2,911
3,700	Series A, Rev., 5.250%, 03/15/19	4,611
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	6,005
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,938
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,895

		102,878

	Transportation — 18.4%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008 C, Rev., 6.250%, 11/15/23	2,546
1,000	Series A, Rev., 5.100%, 11/15/23	1,164
1,000	Series A, Rev., 5.125%, 11/15/24	1,155
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,221
1,000	Series B, Rev., 5.250%, 11/15/22	1,207
2,000	Series B, Rev., 5.250%, 11/15/24	2,372
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	20,049
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,836
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,137
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,086
5,000	Series A, Rev., 5.000%, 03/15/17	5,940
1,550	Series A, Rev., 5.000%, 03/15/20	1,909
6,000	Series A, Rev., 5.000%, 04/01/26	7,018
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,470
8,695	Series B, Rev., 5.000%, 04/01/22	10,249
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,368
2,000	Rev., 5.000%, 04/01/19	2,433
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,889
1,500	Series A, Rev., 5.000%, 04/01/22	1,748
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,836
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,114
2,500	Series B, Rev., 5.000%, 04/01/22	2,880
5,000	Series B, Rev., 5.000%, 04/01/24	5,684
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,614
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,301
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,705
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,367
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,518
1,075	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,124
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,390
1,500	149th Series, Rev., 5.000%, 11/15/18	1,795

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation –– Continued
4,000	151st Series, Rev., 5.250%, 09/15/23	4,574
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,667
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	7,415
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,798
2,650	Series C, Rev., 5.000%, 11/15/21	3,187
3,800	Series C, Rev., 5.000%, 11/15/23	4,555
5,000	Series D, Rev., 5.000%, 11/15/23	5,769

		149,090

	Utility — 2.3%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,818
2,000	Series B, Rev., 5.625%, 04/01/24	2,407
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,157
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,787
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,155
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,077
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,951

		18,352

	Water & Sewer — 4.6%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	939
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	755
1,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010, Series BB, Rev., 5.000%, 06/15/14	1,093
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,500
1,500	Series B, Rev., 5.000%, 06/15/18	1,634
7,355	Series B, Rev., 5.000%, 06/15/19	8,015
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation, Series FF, Rev., 5.000%, 06/15/25	1,182
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	6,066
1,450	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 06/15/14	1,587
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,114
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,008
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,633
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,282

		36,808

	Total New York	750,810

	Ohio — 0.1%
	Housing — 0.1%
850	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	899

	Puerto Rico — 0.9%
	General Obligation — 0.2%
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,125
210	Series A, GO, 5.500%, 07/01/18	238

		1,363

	Other Revenue — 0.6%
	Puerto Rico Highway & Transportation Authority,
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,418
1,050	Series Z, Rev., AGM, 6.250%, 07/01/16	1,204
55	Series Z, Rev., AGM, 6.250%, 07/01/16 (p)	68
80	Puerto Rico Highway & Transportation Authority, Unrefunded Balance, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	91

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,476

		5,257

	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	497

	Total Puerto Rico	7,117

	Texas — 0.6%
	General Obligation — 0.6%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,663
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,923

	Total Texas	4,586

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
3,660	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	3,672

	Wisconsin — 0.5%
	Education — 0.2%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (f) (i)	1,297

	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,814

	Total Wisconsin	4,111

	Total Municipal Bonds (Cost $717,177)	787,971

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
15,070	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $15,070)	15,070

	Total Investments — 99.4% (Cost $732,247)	803,041
	Other Assets in Excess of Liabilities — 0.6%	5,185

	NET ASSETS — 100.0%	$808,226

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,561,000 which amounts to 0.6% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,823
Aggregate gross unrealized depreciation	(29)

Net unrealized appreciation/depreciation	$70,794

Federal income tax cost of investments	$732,247

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,677	$—	$1,677
Florida
Water & Sewer	—	—	1,039	1,039
Hawaii
Water & Sewer	—	898	—	898
Louisiana
General Obligation	—	1,759	—	1,759
Massachusetts
Prerefunded	—	5,481	—	5,481
New Jersey
Other Revenue	—	5,922	—	5,922
New York
Certificate of Participation/Lease	—	50,381	—	50,381
Education	—	45,693	2,225	47,918
General Obligation	—	162,484	—	162,484
Hospital	—	16,742	—	16,742
Housing	—	4,508	—	4,508
Industrial Development Revenue/Pollution Control Revenue	—	24,158	—	24,158
Other Revenue	—	110,941	—	110,941
Prerefunded	—	26,550	—	26,550
Special Tax	—	102,878	—	102,878
Transportation	—	149,090	—	149,090
Utility	—	18,352	—	18,352
Water & Sewer	—	36,808	—	36,808

Total New York	—	748,585	2,225	750,810

Ohio
Housing	—	899	—	899
Puerto Rico
General Obligation	—	1,363	—	1,363
Other Revenue	—	5,257	—	5,257
Utility	$—	$497	$—	$497

Total Puerto Rico	—	7,117	—	7,117

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	—	4,586	—	4,586
Virgin Islands
Other Revenue	—	3,672	—	3,672
Wisconsin
Education	—	—	1,297	1,297
General Obligation	—	2,814	—	2,814

Total Wisconsin	—	2,814	1,297	4,111

Total	—	783,410	4,561	787,971

Short-Term Investment
Investment Company	15,070	—	—	15,070

Total Investments in Securities	$15,070	$783,410	$4,561	$803,041

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

New York Tax Free Bond Fund	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Florida - Water & Sewer	$1,048	$—	$(6)	$(3)	$—	$—	$—	$—	$1,039
New York - Education	2,224	—	4	(3)	—	—	—	—	2,225
Wisconsin - Education	1,297	—	— (a)	—	—	—	—	—	1,297

	$4,569	$—	$(2)	$(6)	$—	$—	$—	$—	$4,561

1	Purchases include all purchases of securities, and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($2,000).

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 35.5%
	ABN Amro Bank N.V.,
147,000	0.400%, 06/21/12	147,000
134,500	0.425%, 06/18/12	134,500
522,000	0.440%, 07/06/12 (n)	521,777
523,000	0.480%, 08/10/12	523,005
	Australia & New Zealand Banking Group Ltd.,
70,000	0.410%, 08/01/12	70,000
125,000	0.530%, 07/25/12	125,019
62,000	0.530%, 07/30/12	62,009
32,000	0.600%, 06/19/12	32,000
70,000	0.610%, 06/21/12	70,000
	Bank of Montreal,
287,000	0.160%, 06/18/12	287,000
539,000	0.160%, 06/19/12	539,000
533,000	0.160%, 06/22/12	533,000
250,000	0.180%, 08/07/12	250,000
	Bank of Nova Scotia,
1,109,000	0.150%, 07/02/12	1,109,000
520,000	0.319%, 07/02/12	520,000
789,900	0.329%, 06/26/12	789,900
271,000	0.370%, 09/05/12	271,000
262,000	0.420%, 07/10/12	262,000
294,500	0.450%, 06/22/12	294,500
460,000	0.500%, 06/19/12	460,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
541,000	0.200%, 06/28/12	541,000
95,000	0.510%, 11/01/12	95,000
30,000	0.520%, 09/06/12	30,000
24,000	0.520%, 09/07/12	24,000
744,000	0.520%, 09/20/12	744,000
107,000	0.520%, 09/28/12	107,000
58,000	0.530%, 08/31/12	58,000
143,000	0.550%, 08/14/12	143,000
189,000	0.550%, 08/31/12	189,000
250,000	0.600%, 07/25/12	250,000
39,200	0.600%, 07/26/12	39,200
194,000	0.610%, 07/23/12	194,000
400,000	0.640%, 07/27/12	400,000
	Barclays Bank plc,
530,800	0.420%, 08/22/12	530,800
174,000	0.450%, 08/01/12	174,000
422,000	0.450%, 08/13/12	422,000
485,000	0.550%, 07/17/12	485,000
	Branch Banking & Trust Co.,
191,000	0.200%, 08/10/12	191,000
266,000	Canadian Imperial Bank of Commerce, 0.160%, 06/18/12	266,000
	Credit Suisse,
542,000	0.280%, 08/03/12	542,000
423,000	0.310%, 06/18/12	423,000
479,000	0.310%, 07/05/12	479,000
	Deutsche Bank AG,
836,000	0.474%, 06/15/12	836,000
582,000	0.500%, 08/30/12	582,000
	DnB NOR Bank ASA,
30,000	0.250%, 07/20/12	30,000
384,000	0.255%, 07/18/12	384,002
500,000	0.260%, 07/02/12	499,998
136,000	0.260%, 07/06/12	136,000
262,000	0.270%, 07/12/12	262,000
	DZ Bank AG,
264,000	0.330%, 07/20/12	264,000
160,000	0.350%, 06/29/12	160,000
42,000	0.380%, 06/22/12	42,000
250,000	0.400%, 06/18/12	250,000
250,000	0.400%, 06/19/12	250,000
210,000	FMS Wertmanagement AoR, 0.550%, 10/17/12 (n)	209,558
	HSBC Bank plc,
200,000	0.370%, 10/23/12	200,000
434,000	0.370%, 11/01/12	434,000
260,000	0.380%, 10/10/12	260,000
255,000	0.400%, 07/12/12	255,000
130,000	0.520%, 07/09/12	130,001
115,000	0.550%, 07/06/12	115,000
	ING Bank N.V.,
246,000	0.470%, 07/13/12	246,000
1,004,000	0.470%, 07/16/12	1,004,000
524,000	0.480%, 06/18/12	524,000
1,200,000	0.480%, 06/22/12	1,200,000
	Landesbank Hessen-Thueringen Girozentrale,
322,000	0.240%, 06/06/12	322,000
265,000	0.240%, 06/12/12	265,000
476,000	Lloyds TSB Bank plc, 0.200%, 06/06/12	476,000
	Mitsubishi UFJ Trust & Banking Corp.,
40,000	0.220%, 07/06/12	40,001
223,000	0.520%, 10/03/12	223,000
139,000	0.520%, 11/13/12	139,000
108,000	0.530%, 09/04/12	108,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
15,000	0.530%, 09/21/12	15,000
162,500	0.530%, 10/01/12	162,500
263,000	0.530%, 11/09/12	263,000
50,000	0.550%, 08/28/12	50,000
133,000	0.560%, 08/23/12	133,000
58,000	0.570%, 08/24/12	58,000
	Mizuho Corporate Bank Ltd.,
440,000	0.200%, 07/02/12	440,000
532,000	0.200%, 07/03/12	532,000
50,000	0.340%, 08/08/12	50,000
170,000	0.340%, 08/10/12	170,000
40,000	0.360%, 06/07/12	40,000
424,000	0.410%, 07/20/12 (n)	423,764
135,000	0.420%, 07/26/12 (n)	134,913
161,000	0.420%, 07/27/12 (n)	160,895
90,000	0.420%, 07/31/12 (n)	89,937
	National Australia Bank Ltd.,
950,000	0.289%, 06/16/12	950,000
536,000	0.339%, 06/11/12	536,000
60,000	0.370%, 08/14/12	60,000
405,000	0.380%, 08/15/12	405,000
574,000	0.460%, 07/09/12	574,000
635,000	0.660%, 06/19/12	635,002
	National Bank of Canada,
500,000	0.180%, 07/24/12	500,000
553,000	0.180%, 07/27/12	553,000
	Nordea Bank Finland plc,
522,000	0.385%, 10/05/12	522,009
268,000	0.390%, 10/04/12	268,000
	Norinchukin Bank- New York,
450,000	0.180%, 06/21/12	450,000
131,000	0.180%, 06/22/12	131,000
104,000	0.180%, 06/29/12	104,000
418,000	0.200%, 06/15/12	418,000
346,000	0.200%, 06/19/12	346,000
270,000	0.250%, 06/29/12	270,000
250,000	0.400%, 08/10/12	250,000
775,000	0.400%, 08/13/12	775,000
246,000	0.420%, 08/13/12	246,003
95,000	Oversea-Chinese Banking Corp. Ltd., 0.485%, 06/01/12 (n)	95,000
	Rabobank Nederland N.V.,
352,300	0.566%, 07/20/12	352,300
355,000	0.566%, 07/20/12	355,000
520,000	0.569%, 07/05/12	520,000
250,000	0.660%, 07/26/12	250,000
924,650	0.680%, 08/01/12	924,650
305,000	0.685%, 08/01/12	305,003
92,400	Royal Bank of Canada, 0.510%, 11/28/12	92,400
860,000	Royal Bank of Scotland plc, 0.210%, 06/07/12	860,000
	Shizuoka Bank,
45,000	0.260%, 07/09/12	45,000
30,000	0.260%, 07/24/12	30,000
526,000	State Street Bank and Trust Co., 0.150%, 06/22/12	526,000
	Sumitomo Mitsui Banking Corp.,
101,000	0.490%, 08/27/12	101,000
223,000	0.490%, 11/13/12	223,000
244,000	0.510%, 08/20/12	244,000
440,000	0.530%, 08/03/12	440,000
90,000	0.540%, 07/27/12	90,000
437,000	0.610%, 07/19/12	437,000
254,000	0.680%, 07/09/12	254,000
	Sumitomo Trust & Banking Co., Ltd.,
108,000	0.220%, 06/29/12 (n)	107,981
108,000	0.220%, 06/29/12	108,000
78,000	0.220%, 07/02/12	78,000
164,000	0.400%, 08/10/12 (n)	163,873
106,000	0.405%, 07/20/12 (n)	105,942
80,000	0.410%, 08/03/12 (n)	79,943
105,000	0.420%, 07/19/12 (n)	104,941
240,000	0.420%, 07/24/12	240,000
	Svenska Handelsbanken AB,
524,100	0.300%, 06/01/12	524,100
330,000	0.385%, 10/18/12	330,006
77,800	0.390%, 10/03/12	77,800
90,000	0.390%, 10/04/12	90,000
267,000	0.400%, 10/05/12	267,000
269,000	0.430%, 09/27/12	269,000
730,000	Toronto Dominion Bank New York, 0.180%, 07/26/12	730,000
235,000	UBS AG, 0.180%, 06/07/12	235,000

	Total Certificates of Deposit (Cost $43,546,232)	43,546,232

Commercial Paper — 19.8% (n)
44,000	Alpine Securitization Corp., 0.300%, 07/10/12 (e) (m)	43,986
100,000	Antalis U.S. Funding Corp., 0.250%, 06/01/12 (e)	100,000
	Argento Variable Funding Co. LLC,
104,000	0.250%, 06/01/12 (e)	104,000
267,000	0.340%, 06/20/12 (e)	266,952

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
	Atlantis One Funding Corp.,
193,000	0.582%, 08/09/12 (e)	192,786
578,000	0.582%, 08/16/12 (e)	577,292
63,000	0.582%, 09/04/12 (e)	62,904
95,000	0.613%, 01/11/13 (e)	94,639
372,000	0.613%, 01/04/13 (e)	370,632
76,000	Australia & New Zealand Banking Group Ltd., 0.552%, 06/29/12 (e)	75,968
41,600	Bank of Nova Scotia, 0.120%, 06/01/12	41,600
	Barclays Bank plc,
105,000	0.451%, 08/01/12 (e)	104,920
180,600	0.451%, 08/22/12 (e)	180,415
	Barclays US Funding Corp.,
50,000	0.150%, 06/01/12	50,000
106,500	0.451%, 08/01/12	106,419
118,000	0.551%, 07/17/12	117,917
162,554	Bryant Park Funding LLC, 0.150%, 06/01/12 (e)	162,554
225,000	CAFCO LLC, 0.310%, 06/06/12 (e)	224,990
	Caisse d’Amortissement de la Dette Sociale,
318,000	1.005%, 09/13/12 (e)	317,081
631,000	1.096%, 09/06/12 (e)	629,147
625,000	1.278%, 08/02/12 (e)	623,633
489,610	Cancara Asset Securitisation LLC, 0.251%, 06/01/12 (e)	489,610
	Charta Corp.,
90,000	0.320%, 06/12/12 (e)	89,991
65,000	0.350%, 06/18/12 (e)	64,989
49,000	0.350%, 06/20/12 (e)	48,991
	Ciesco LLC,
55,000	0.320%, 06/12/12 (e)	54,995
129,000	0.340%, 06/22/12 (e)	128,974
90,000	0.350%, 06/19/12 (e)	89,984
	Commonwealth Bank of Australia,
160,000	0.289%, 06/03/12 (e)	160,000
242,000	0.289%, 06/14/12 (e)	242,000
200,000	0.290%, 06/23/12 (e)	200,000
307,000	0.496%, 07/12/12 (e)	306,827
270,000	0.638%, 06/18/12 (e)	269,919
	CRC Funding LLC,
121,000	0.350%, 06/20/12 (e)	120,978
200,000	0.350%, 06/21/12 (e)	199,961
59,000	Credit Suisse, 0.310%, 06/18/12	58,991
90,000	DBS Bank Ltd., 0.572%, 08/02/12 (e)	89,912
193,000	Deutsche Bank Financial LLC, 0.380%, 06/01/12	193,000
	Erste Abwicklungsanstalt,
52,000	0.612%, 10/04/12 (e)	51,890
100,000	0.612%, 10/10/12 (e)	99,778
40,000	0.854%, 07/23/12 (e)	39,951
26,940	Fairway Finance LLC, 0.170%, 06/25/12 (e)	26,937
100,000	Gemini Securitization Corp. LLC, 0.160%, 06/01/12 (e)	100,000
	General Electric Capital Corp.,
19,000	0.300%, 08/15/12	18,988
250,000	0.300%, 08/23/12	249,827
160,000	0.300%, 08/31/12	159,879
106,000	0.341%, 10/29/12	105,850
85,000	0.351%, 08/13/12	84,939
312,000	0.351%, 08/14/12	311,776
133,000	0.351%, 10/01/12	132,842
	General Electric Co.,
334,000	0.150%, 06/21/12	333,972
68,000	0.170%, 06/12/12	67,997
438,500	0.170%, 06/15/12	438,471
	Govco LLC,
83,000	0.310%, 06/06/12 (e)	82,996
32,000	0.350%, 06/20/12 (e)	31,994
35,000	0.350%, 06/22/12 (e)	34,993
39,000	0.350%, 06/25/12 (e)	38,991
115,000	0.370%, 07/03/12 (e)	114,962
	HSBC Bank plc,
262,000	0.626%, 08/08/12 (e)	262,000
260,000	0.646%, 08/04/12 (e)	260,000
	Kells Funding LLC,
521,300	0.616%, 07/27/12 (e)	521,300
163,000	0.682%, 08/20/12	162,754
64,000	0.683%, 08/23/12	63,899
140,000	0.693%, 09/07/12	139,737
150,000	0.703%, 08/22/12	149,761
90,000	0.718%, 07/30/12	89,894
246,000	0.723%, 07/19/12	245,764
191,000	0.723%, 07/20/12	190,813
500,000	0.723%, 07/23/12	499,480
	KfW Bankengruppe,
95,000	0.220%, 06/20/12 (e)	94,989
45,000	0.230%, 06/26/12 (e)	44,993
100,000	0.401%, 08/07/12 (e)	99,925

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
50,000	Liberty Street Funding LLC, 0.180%, 08/09/12 (e)	49,983
	Macquarie Bank Ltd.,
26,750	0.400%, 06/11/12 (e)	26,747
69,750	0.400%, 06/19/12 (e)	69,736
	MetLife Short Term Funding LLC,
28,000	0.401%, 11/06/12 (e)	27,951
72,000	0.431%, 09/05/12 (e)	71,917
91,500	0.431%, 10/01/12 (e)	91,367
73,915	0.431%, 10/02/12 (e)	73,807
70,000	0.431%, 10/03/12 (e)	69,896
105,000	0.431%, 10/09/12 (e)	104,837
99,634	0.436%, 09/24/12 (e)	99,495
39,000	0.441%, 09/04/12 (e)	38,955
35,000	0.471%, 08/20/12 (e)	34,963
	Mizuho Funding LLC,
388,000	0.200%, 07/02/12 (e)	387,933
40,000	0.360%, 06/06/12 (e)	39,998
	Mont Blanc Capital Corp.,
72,000	0.440%, 07/23/12 (e)	71,954
21,000	0.451%, 07/09/12 (e)	20,990
102,000	0.471%, 06/18/12 (e)	101,978
	National Australia Funding Delaware, Inc.,
246,000	0.351%, 09/27/12 (e)	245,718
160,700	0.461%, 07/09/12 (e)	160,622
	Nordea North America, Inc.,
325,000	0.341%, 11/01/12	324,530
180,000	0.391%, 09/28/12	179,768
	NRW.BANK,
789,900	0.243%, 06/15/12 (e)	789,825
412,000	0.250%, 07/11/12 (e)	411,886
257,000	0.250%, 08/02/12 (e)	256,889
200,000	0.255%, 07/05/12 (e)	199,952
65,000	0.255%, 07/09/12 (e)	64,982
202,300	0.270%, 07/24/12 (e)	202,220
500,000	0.300%, 06/04/12 (e)	499,987
251,000	0.300%, 06/05/12 (e)	250,992
	Oversea-Chinese Banking Corp. Ltd.,
70,000	0.280%, 09/04/12	69,948
69,000	0.300%, 08/17/12	68,956
	Rabobank USA Financial Corp.,
200,000	0.572%, 08/29/12	199,718
44,000	0.582%, 09/07/12	43,931
400,000	0.682%, 07/25/12	399,592
71,387	RBS Holdings USA, Inc., 0.160%, 06/01/12 (e)	71,387
32,996	Regency Markets No. 1 LLC, 0.200%, 06/08/12 (e)	32,995
	Royal Park Investment Funding Corp.,
37,500	0.851%, 06/12/12	37,490
100,000	0.851%, 06/12/12	99,974
58,000	0.851%, 06/13/12	57,984
35,000	Salisbury Receivables Co. LLC, 0.250%, 06/12/12 (e)	34,997
176,380	Societe Generale North America, Inc., 0.210%, 06/01/12	176,380
	Straight-A Funding LLC,
15,000	0.180%, 06/12/12	14,999
15,000	0.180%, 07/26/12	14,996
75,000	0.180%, 08/02/12	74,977
64,000	0.180%, 08/03/12	63,980
163,000	0.180%, 08/07/12	162,945
	Sumitomo Mitsui Banking Corp.,
803,000	0.170%, 06/29/12 (e)	802,894
100,000	0.190%, 06/19/12 (e)	99,990
376,000	0.496%, 09/06/12 (e)	375,499
388,000	0.511%, 08/24/12 (e)	387,538
260,000	0.531%, 08/06/12 (e)	259,747
444,000	0.542%, 08/01/12 (e)	443,594
352,000	0.582%, 07/20/12 (e)	351,722
	Suncorp Metway Ltd.,
41,900	0.310%, 06/04/12 (e)	41,899
170,000	0.310%, 06/06/12 (e)	169,992
25,000	0.310%, 06/14/12 (e)	24,997
50,000	0.310%, 06/18/12 (e)	49,993
37,000	0.320%, 06/26/12 (e)	36,992
	Swedbank AB,
99,000	0.290%, 06/08/12	98,995
200,000	0.290%, 06/12/12	199,982
25,000	Tasman Funding, Inc., 0.380%, 06/08/12 (e)	24,998
	Thames Asset Global Securitization No. 1, Inc.,
65,000	0.340%, 06/01/12 (e)	65,000
15,000	0.340%, 06/15/12 (e)	14,998
38,000	Toronto-Dominion Holdings USA, Inc., 0.180%, 07/26/12 (e)	37,990
27,000	Toyota Credit De Puerto Rico Corp., 0.501%, 07/16/12	26,983
	Toyota Motor Credit Corp.,
67,200	0.401%, 09/24/12	67,114
34,500	0.401%, 09/25/12	34,456
106,000	0.401%, 10/10/12	105,846

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
80,000	0.401%, 10/17/12	79,877
50,000	0.401%, 10/19/12	49,922
218,100	Versailles Commercial Paper LLC, 0.240%, 06/01/12 (e)	218,100
	Westpac Banking Corp.,
300,000	0.289%, 06/03/12 (e)	300,000
410,300	0.290%, 06/18/12 (e)	410,300
50,000	0.290%, 06/20/12 (e)	50,000
74,000	0.401%, 08/06/12 (e)	73,946
181,000	0.501%, 07/02/12 (e)	180,922

	Total Commercial Paper (Cost $24,288,712)	24,288,712

Corporate Notes — 2.5%
Financials — 2.5%
	Commercial Banks — 1.7%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.379%, 06/15/12 (e)	546,250
	Bank of America N.A.
613,000	0.230%, 06/07/12	613,000
833,000	0.240%, 06/21/12	833,000
120,200	U.S. Bank N.A., 0.160%, 06/22/12	120,200
82,000	Wells Fargo & Co., 5.250%, 10/23/12	83,555

		2,196,005

	Insurance — 0.8%
	Metropolitan Life Global Funding I
337,000	VAR, 0.589%, 07/10/12 (e)	337,000
525,650	VAR, 0.624%, 06/12/12 (e)	525,650
92,500	New York Life Global Funding, VAR, 0.501%, 06/29/12 (e)	92,500

		955,150

	Total Corporate Notes (Cost $3,151,155)	3,151,155

Foreign Government Securities — 0.2%
	Export Development Canada
55,000	0.300%, 03/01/13 (e)	55,000
157,000	0.300%, 03/07/13 (e)	157,000

	Total Foreign Government Securities (Cost $212,000)	212,000

Repurchase Agreements — 16.1%
600,000	Barclays Capital, Inc., 0.160%, dated 05/31/12, due 06/06/12, repurchase price $600,016, collateralized by Federal National Mortgage Association, 0.000% - 4.125%, due 01/08/13 - 12/10/25, Federal Home Loan Mortgage Corporation, 0.600% - 6.250%, due 08/23/13 - 07/15/32, Federal Home Loan Banks, 0.000% - 1.625%, due 06/27/12 - 08/15/13, and Federal Farm Credit Banks, 1.375%, due 06/25/13, with a value of $612,000.	600,000
600,000	Barclays Capital, Inc., 0.170%, dated 05/31/12, due 06/05/12, repurchase price $600,014, collateralized by Federal National Mortgage Association, 0.000% - 6.000%, due 08/29/12 - 04/12/32, and Federal Home Loan Mortgage Corporation, 0.000% - 6.750%, due 11/13/12 - 09/15/29, Federal Home Loan Banks, 0.000% - 2.375%, due 06/18/12 - 03/14/14, and Federal Farm Credit Banks, 0.400% - 4.875%, due 03/21/14 - 03/09/28, with a value of $612,001.	600,000
500,000	Barclays Capital, Inc., 0.170%, dated 05/31/12, due 06/07/12, repurchase price $500,017, collateralized by U.S. Treasury Securities, 0.000%, due 02/15/14 - 05/15/41, with a value of $510,000.	500,000
1,000,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/07/12, repurchase price $1,000,035, collateralized by Federal National Mortgage Association, 0.450% - 1.750%, due 02/22/13 - 09/06/13, Federal Home Loan Mortgage Corporation, 0.500% - 5.500%, due 10/18/13 - 07/18/16, Federal Home Loan Banks, 0.250% - 0.280%, due 04/18/13 - 11/04/13, and Federal Farm Credit Banks, 1.625%, due 11/19/14, with a value of $1,020,001.	1,000,000
850,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $850,004, collateralized by Federal National Mortgage Association, 0.000% - 1.750%, due 07/25/12 - 03/16/15, Federal Home Loan Mortgage Corporation, 0.000% - 5.500%, due 07/27/12 - 05/15/19, Federal Home Loan Banks, 0.000% - 5.250%, due 06/06/12 - 03/12/32, and Federal Farm Credit Banks, 0.220% - 5.050%, due 06/22/12 - 01/29/29, with a value of $867,000.	850,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
715,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $715,439, collateralized by Corporate Notes and Bonds, 0.000% - 10.125%, due 07/15/13 - 03/23/51, and U.S. Treasury Securities, 4.500%, due 05/15/38, with a value of $750,240. (i)	715,000
262,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $262,161, collateralized by Corporate Notes and Bonds, 0.000% - 11.774%, due 07/20/12 - 06/25/47, and U.S. Treasury Securities, 4.500%, due 05/15/38, with a value of $274,713. (i)	262,000
600,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $600,369, collateralized by Corporate Notes and Bonds, 0.000% - 10.750%, due 10/15/12 - 09/05/51, and U.S. Treasury Securities, 4.500%, due 05/15/38, with a value $628,893. (i)	600,000
435,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/17/12, repurchase price $435,823, collateralized by Corporate Notes and Bonds, 0.559% - 5.718%, due 12/26/36 - 08/27/47, with a value of $456,750. (i)	435,000
500,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/10/12, repurchase price $500,858, collateralized by Corporate Notes and Bonds, 0.000% - 6.765%, due 10/20/18 - 07/25/57, with a value of $525,004. (i)	500,000
455,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/07/12, repurchase price $455,748, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, due 01/10/13 - 12/01/99, with a value of $477,750. (i)	455,000
260,000	Credit Suisse First Boston USA, Inc., 0.900%, dated 05/31/12, due 06/05/12, repurchase price $260,033, collateralized by Corporate Notes and Bonds, 0.559% - 6.250%, due 12/26/36 - 07/25/57, with a value of $273,004.	260,000
200,000	Credit Suisse First Boston USA, Inc., 0.900%, dated 05/31/12, due 06/15/12, repurchase price $200,075, collateralized by Corporate Notes and Bonds, 1.000% - 7.084%, due 07/25/33 - 07/25/57, with a value of $210,000. (i)	200,000
200,000	Credit Suisse First Boston USA, Inc., 0.900%, dated 05/31/12, due 06/08/12, repurchase price $200,040, collateralized by Corporate Notes and Bonds, 4.424% - 5.718%, due 09/27/37 - 06/25/50, with a value of $210,004. (i)	200,000
460,000	Deutsche Bank AG, 0.570%, dated 05/31/12, due 08/20/12, repurchase price $460,590, collateralized by Corporate Notes and Bonds, 0.000% - 14.622%, due 11/15/12 - 12/28/99, and Municipal Debt Securities, 5.500%, due 12/01/33, with a value of $483,000. (i)	460,000
483,000	Deutsche Bank AG, 0.570%, dated 05/31/12, due 08/06/12, repurchase price $483,512, collateralized by Corporate Notes and Bonds, 0.000% - 59.456%, due 12/15/12 - 03/17/51, and Municipal Debt Securities, 0.000% - 7.465%, due 09/30/15 - 06/01/52, with a value of $507,150. (i)	483,000
1,900,000	Goldman Sachs & Co., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $1,900,010, collateralized by Federal National Mortgage Association, 0.000% - 7.361%, due 12/01/18 - 11/25/46, and Federal Home Loan Mortgage Corporation, 0.000% - 21.807%, due 07/15/21 - 10/15/49, with a value of $1,952,812.	1,900,000
398,000	Goldman Sachs & Co., 0.210%, dated 05/31/12, due 06/06/12, repurchase price $398,014, collateralized by Federal National Mortgage Association, 2.460% - 6.500%, due 10/01/26 - 06/01/42, and Federal Home Loan Mortgage Corporation, 5.000% - 6.500%, due 11/01/34 - 04/01/40, with a value of $405,960.	398,000
400,000	HSBC Securities USA, Inc., 0.290%, dated 05/31/12, due 06/01/12, repurchase price $400,003, collateralized by Corporate Notes and Bonds, 0.386% - 0.577%, due 07/15/21 - 05/15/45, with a value of $412,003.	400,000
417,378	Merrill Lynch PFS, Inc., 0.150%, dated 05/31/12, due 06/01/12, repurchase price $417,380, collateralized by U.S. Treasury Securities, 11.250%, due 02/15/15, with a value of $425,726.	417,378
500,000	Merrill Lynch PFS, Inc., 0.200%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.250%, due 03/31/14, with a value of $510,000.	500,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
446,000	Merrill Lynch PFS, Inc., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $446,003, collateralized by Federal National Mortgage Association, 0.000% - 4.500%, due 06/25/39 - 06/25/42, Federal Home Loan Mortgage Corporation, 0.000% - 4.500%, due 02/15/39 - 05/15/42, and Government National Mortgage Association, 0.634% - 5.470%, due 12/20/38 - 05/20/62, with a value of $459,380.	446,000
230,000	Merrill Lynch PFS, Inc., 0.370%, dated 05/31/12, due 06/01/12, repurchase price $230,002, collateralized by Federal National Mortgage Association, 0.000% - 7.151%, due 05/17/36 - 12/25/43, and Federal Home Loan Mortgage Corporation, 0.000% - 7.858%, due 09/25/18 - 05/25/43, with a value of $235,190.	230,000
1,575,000	Merrill Lynch PFS, Inc., 0.670%, dated 05/31/12, due 06/01/12, repurchase price $1,575,029, collateralized by Corporate Notes and Bonds, 0.000% - 13.125%, due 06/29/12 - 12/31/99, and Municipal Debt Securities, 0.000% - 7.465%, due 03/01/13 - 06/15/53, with a value of $1,653,750.	1,575,000
2,500,000	Morgan Stanley & Co. LLC, 0.210%, dated 05/31/12, due 06/01/12, repurchase price $2,500,015, collateralized by Federal National Mortgage Association, 1.358% - 6.327%, due 01/01/18 - 04/01/44, and Federal Home Loan Mortgage Corporation, 0.000% - 6.208%, due 03/01/29 - 06/01/42, with a value of $2,575,000.	2,500,000
1,879,000	RBS Securities Inc., 0.470%, dated 05/31/12, due 06/01/12, repurchase price $1,879,025, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 06/19/12 - 03/25/49, Federal National Mortgage Association, 2.500% - 100.000%, due 12/25/20 - 05/01/42, Government National Mortgage Association, 4.000% - 6.755%, due 06/20/32 - 07/20/41, and Municipal Debt Securities, 0.000%, due 12/01/37, with a value of $1,925,323.	1,879,000
600,000	Societe Generale, 0.210%, dated 05/31/12, due 06/01/12, repurchase price $600,004, collateralized by Government National Mortgage Association, 4.000%, due 08/15/41 - 09/15/41, with a value of $612,000.	600,000
800,000	UBS Securities LLC, 0.210%, dated 05/31/12, due 06/01/12, repurchase price $800,005, collateralized by Federal National Mortgage Association, 0.000% - 44.325%, due 04/25/21 - 06/25/42, Federal Home Loan Mortgage Corporation, 3.000% - 130.500%, due 07/15/21 - 10/15/41, and Government National Mortgage Association, 4.000% - 6.410%, due 11/20/24 - 05/20/42, with a value of $816,722.	800,000

	Total Repurchase Agreements (Cost $19,765,378)	19,765,378

Time Deposits — 12.1%
1,910,505	Bank of Nova Scotia, 0.170%, 06/01/12	1,910,505
1,199,575	Bank of Tokyo, 0.170%, 06/01/12	1,199,575
1,007,000	Citibank N.A., 0.170%, 06/06/12	1,007,000
574,575	Commerzbank AG, 0.200%, 06/01/12	574,575
500,000	Deutsche Bank AG, 0.170%, 06/06/12	500,000
1,400,000	DnB NOR Bank ASA, 0.170%, 06/01/12	1,400,000
300,000	Landesbank Hessen-Thueringen Girozentrale, 0.180%, 06/01/12	300,000
1,350,000	Lloyds TSB Bank, 0.170%, 06/01/12	1,350,000
1,000,000	National Australia Bank Ltd., 0.170%, 06/01/12	1,000,000
699,575	Natixis, 0.200%, 06/01/12	699,575
559,331	Nordea Bank Finland plc, 0.160%, 06/01/12	559,331
250,000	PNC Bank N.A, 0.170%, 06/01/12	250,000
	Royal Bank of Scotland plc,
850,000	0.180%, 06/01/12	850,000
842,575	0.210%, 06/07/12	842,575
	Skandinaviska Enskilda Banken AB,
1,350,000	0.170%, 06/01/12	1,350,000
1,150,000	Svenska Handelsbanken AB, 0.170%, 06/01/12	1,150,000

	Total Time Deposits (Cost $14,943,136)	14,943,136

U.S. Government Agency Securities — 11.3%
197,000	Federal Farm Credit Bank, 0.210%, 10/03/12	196,992
	Federal Home Loan Bank,
26,000	0.180%, 08/15/12	25,999
785,000	0.180%, 08/22/12	784,959
240,000	0.190%, 02/28/13	239,947
265,500	0.200%, 08/16/12	265,491
54,000	0.200%, 02/15/13	53,993

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
93,000	0.200%, 02/25/13	92,981
23,000	0.200%, 02/27/13	22,996
267,700	0.200%, 03/05/13	267,653
340,000	0.210%, 03/01/13	339,967
133,000	0.220%, 07/20/12	132,989
83,000	0.230%, 08/24/12	83,005
343,950	0.230%, 08/13/12	343,947
131,800	0.230%, 04/17/13	131,779
50,000	0.240%, 04/23/13	49,994
224,500	DN, 0.120%, 08/03/12 (n)	224,453
180,400	DN, 0.120%, 08/31/12 (n)	180,345
282,500	VAR, 0.265%, 08/04/12	282,398
450,000	VAR, 0.380%, 06/01/12	449,933
	Federal Home Loan Mortgage Corp.,
539,000	DN, 0.120%, 09/25/12 (n)	538,792
20,000	DN, 0.165%, 09/10/12 (n)	19,991
100,000	VAR, 0.179%, 06/13/12	99,922
870,000	VAR, 0.189%, 06/04/12	869,699
687,000	VAR, 0.350%, 06/01/12	686,873
1,895,000	VAR, 0.370%, 06/01/12	1,894,313
	Federal National Mortgage Association,
79,000	0.500%, 10/30/12	79,083
37,302	1.125%, 07/30/12	37,353
797,000	DN, 0.100%, 09/17/12 (n)	796,761
823,700	DN, 0.190%, 10/01/12 (n)	823,170
185,000	VAR, 0.200%, 06/03/12	184,899
416,000	VAR, 0.260%, 06/23/12	415,971
900,000	VAR, 0.269%, 06/28/12	899,895
423,000	VAR, 0.270%, 06/20/12	422,953
1,082,250	VAR, 0.360%, 06/01/12	1,082,144
835,000	VAR, 0.390%, 06/01/12	834,952

	Total U.S. Government Agency Securities (Cost $13,856,592)	13,856,592

U.S. Treasury Obligations — 2.6%
	U.S. Treasury Notes — 2.6%
	U.S. Treasury Notes
64,500	0.375%, 09/30/12	64,544
200,000	0.625%, 02/28/13	200,628
104,200	0.625%, 04/30/13	104,601
214,730	0.750%, 03/31/13	215,703
567,230	1.375%, 09/15/12	569,209
262,850	1.375%, 01/15/13	264,789
234,500	1.375%, 02/15/13	236,392
310,610	1.375%, 03/15/13	313,469
716,100	1.375%, 05/15/13	724,050
441,600	1.750%, 04/15/13	447,476
69,000	2.750%, 02/28/13	70,307

	Total U.S. Treasury Obligations (Cost $3,211,168)	3,211,168

Weekly Demand Note — 0.3%
	Michigan — 0.3%
390,400	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, 0.200%, 06/07/12 (Cost $390,400)	390,400

	Total Investments — 100.4% (Cost $123,364,773) *	123,364,773
	Liabilities in Excess of Other Assets — (0.4)%	(465,714)

	NET ASSETS — 100.0%	$122,899,059

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.

*	The cost of securities is substantially the same for federal income tax purposes.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$123,364,773	$—	$123,364,773

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Security — 0.1%
63	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.489%, 11/25/35 (m) (Cost $62)	62

Collateralized Mortgage Obligations — 0.1%
	Non-Agency CMO — 0.1%
106	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.489%, 03/25/36 (m)	52
227	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.550%, 08/19/45 (m)	151

	Total Collateralized Mortgage Obligations (Cost $333)	203

U.S. Treasury Obligations — 99.1%
	U.S. Treasury Inflation Indexed Bonds,
1,770	0.750%, 02/15/42	1,916
4,085	1.750%, 01/15/28	5,678
2,930	2.000%, 01/15/26	4,376
2,830	2.125%, 02/15/40	4,333
3,962	2.125%, 02/15/41	6,021
4,805	2.375%, 01/15/25	7,795
2,595	2.375%, 01/15/27	4,013
1,936	2.500%, 01/15/29	2,909
1,130	3.375%, 04/15/32	2,389
2,800	3.625%, 04/15/28 (m)	6,207
3,650	3.875%, 04/15/29 (m)	8,330
	U.S. Treasury Inflation Indexed Notes,
8,884	0.125%, 04/15/16	9,670
4,350	0.125%, 04/15/17	4,655
3,425	0.125%, 01/15/22	3,697
3,835	0.500%, 04/15/15	4,236
6,409	0.625%, 07/15/21	7,318
9,685	1.125%, 01/15/21	11,791
3,231	1.250%, 04/15/14 (k)	3,640
4,590	1.250%, 07/15/20	5,663
3,500	1.375%, 07/15/18	4,292
4,184	1.375%, 01/15/20	5,212
3,100	1.625%, 01/15/15	3,986
2,900	1.625%, 01/15/18	3,659
2,895	1.875%, 07/15/13	3,732
3,720	1.875%, 07/15/15	4,808
3,350	1.875%, 07/15/19	4,355
3,095	2.000%, 01/15/14	4,021
7,528	2.000%, 07/15/14	9,780
3,370	2.000%, 01/15/16	4,344
2,420	2.125%, 01/15/19	3,131
1,710	2.375%, 01/15/17	2,264
3,915	2.500%, 07/15/16	5,137
3,085	2.625%, 07/15/17	4,087
1,500	3.000%, 07/15/12	1,929

	Total U.S. Treasury Obligations (Cost $151,445)	169,374

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
825	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $825)	825

	Total Investments — 99.8% (Cost $152,665)	170,464
	Other Assets in Excess of Liabilities — 0.2%	402

	NET ASSETS — 100.0%	$170,866

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
30	10 Year U.S. Treasury Note	09/19/12	$4,018	$42
23	2 Year U.S. Treasury Note	09/28/12	5,069	3
	Short Futures Outstanding
(12)	Ultra U.S. Treasury Bond	09/19/12	(2,028)	(61)

				$(16)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,953
Aggregate gross unrealized depreciation	(154)

Net unrealized appreciation/depreciation	$17,799

Federal income tax cost of investments	$152,665

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$825	$169,639	$—	$170,464
Appreciation in Other Financial Instruments
Futures Contracts	$45	$—	$—	$45
Depreciation in Other Financial Instruments
Futures Contracts	$(61)	$—	$—	$(61)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.3%
10,312	Accredited Mortgage Loan Trust, Series 2006-2, Class A3, VAR, 0.389%, 09/25/36	8,907
	ACE Securities Corp.,
8,497	Series 2005-HE4, Class M1, VAR, 0.739%, 07/25/35	8,302
4,880	Series 2005-HE7, Class A1B2, VAR, 0.539%, 11/25/35	3,664
1,998	AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	1,999
5,757	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.514%, 08/25/33	5,204
	Asset Backed Funding Certificates,
786	Series 2005-HE2, Class M1, VAR, 0.719%, 06/25/35	777
2,443	Series 2005-OPT1, Class A2C, VAR, 0.599%, 07/25/35	2,299
	Asset Backed Securities Corp. Home Equity,
3,838	Series 2003-HE7, Class M2, VAR, 2.864%, 12/15/33	2,566
222	Series 2005-HE4, Class M1, VAR, 0.659%, 05/25/35	221
	Bear Stearns Asset Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,821
10,280	Series 2005-HE1, Class M2, VAR, 1.069%, 01/25/35	8,228
	Centex Home Equity,
10,633	Series 2005-A, Class M2, VAR, 0.739%, 01/25/35	8,323
2,027	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,972
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,852
	Citigroup Mortgage Loan Trust, Inc.,
889	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	831
5,000	Series 2006-HE1, Class M1, VAR, 0.569%, 01/25/36	3,682
2,748	Series 2007-AMC1, Class A2A, VAR, 0.289%, 12/25/36	2,232
3,856	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	3,802
2,643	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.719%, 07/25/35	2,540
8,013	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 0.989%, 11/25/34	4,666
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.094%, 07/25/34	2,951
	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 1.109%, 11/25/34	6,220
1,970	Series 2005-WMC5, Class M4, VAR, 0.879%, 06/25/35	1,454
2,174	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.409%, 02/25/36	2,013
	New Century Home Equity Loan Trust,
293	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	303
6,400	Series 2005-3, Class M1, VAR, 0.719%, 07/25/35	5,970
9,825	Series 2005-C, Class A2C, VAR, 0.489%, 12/25/35	8,363
7,000	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.809%, 11/25/34	6,035
	Park Place Securities, Inc.,
8,000	Series 2004-WHQ2, Class M2, VAR, 0.869%, 02/25/35	6,907
4,355	Series 2005-WHQ3, Class M1, VAR, 0.659%, 06/25/35	3,877
15,041	Series 2005-WHQ3, Class M2, VAR, 0.689%, 06/25/35	10,832
	Renaissance Home Equity Loan Trust,
3,586	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	3,547
669	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	565
	Residential Asset Securities Corp.,
2,162	Series 2005-KS6, Class M2, VAR, 0.689%, 07/25/35	1,755
4,886	Series 2006-KS1, Class A4, VAR, 0.539%, 02/25/36	3,721
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,423
13,431	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.599%, 11/25/35	12,907
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	8,393

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
5,689	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	5,698

	Total Asset-Backed Securities (Cost $168,261)	170,822

Collateralized Mortgage Obligations — 6.0%
	Agency CMO — 2.3%
	Federal Home Loan Mortgage Corp. REMICS,
11,024	Series 2906, Class SW, IF, IO, 6.461%, 11/15/34	854
16,731	Series 3001, Class IH, IF, IO, 6.461%, 05/15/35	2,666
49,393	Series 3045, Class DI, IF, IO, 6.491%, 10/15/35	9,431
18,295	Series 3153, Class JI, IF, IO, 6.381%, 05/15/36	3,741
20,794	Series 3155, Class PS, IF, IO, 6.911%, 05/15/36	3,266
1,306	Series 3171, Class OJ, PO, 06/15/36	1,213
31,643	Series 3171, Class ST, IF, IO, 6.246%, 06/15/36	4,744
549	Series 3218, Class AS, IF, IO, 6.341%, 09/15/36	91
2,392	Series 3236, Class IS, IF, IO, 6.411%, 11/15/36	385
25,826	Series 3240, Class S, IF, IO, 6.381%, 11/15/36	4,180
6,979	Series 3244, Class SB, IF, IO, 6.421%, 11/15/36	1,093
3,152	Series 3279, Class SD, IF, IO, 6.191%, 02/15/37	427
20,774	Series 3303, Class SD, IF, IO, 5.851%, 04/15/37	2,960
3,015	Series 3370, Class SH, IF, IO, 6.211%, 10/15/37	485
10,132	Series 3673, Class SA, IF, IO, 6.181%, 05/15/40	1,500
14,598	Series 3692, Class PS, IF, IO, 6.361%, 05/15/38	1,753
28,346	Series 3737, Class LI, IO, 4.500%, 05/15/24	2,668
35,295	Series 3751, Class MI, IO, 4.000%, 02/15/34	1,460
64,187	Series 3754, Class NS, IF, IO, 6.411%, 11/15/34	6,792
5,326	Series 3762, Class CS, IF, IO, 6.461%, 04/15/35	724
17,093	Series 3762, Class JS, IF, IO, 6.461%, 04/15/35	1,745
42,296	Series 3803, Class DS, IF, IO, 6.361%, 11/15/35	5,006
19,972	Series 3819, Class SH, IF, IO, 6.231%, 06/15/40	3,785
29,400	Series 3973, Class SG, IF, IO, 6.411%, 04/15/30	4,775
8,774	Series 3976, Class AI, IO, 3.500%, 08/15/29	898
17,957	Series 3984, Class NS, IF, IO, 6.361%, 01/15/40	3,617
11,536	Series 4001, Class SD, IF, IO, 6.961%, 02/15/36	3,097
11,351	Series 4010, Class JS, IF, IO, 6.361%, 03/15/32	2,193
	Federal National Mortgage Association REMICS,
1,897	Series 2004-17, Class DS, IF, IO, 6.911%, 11/25/32	136
273	Series 2004-41, Class SA, IF, IO, 6.911%, 02/25/32	15
1,131	Series 2004-52, Class SX, IF, IO, 6.811%, 09/25/32	95
3,180	Series 2004-61, Class NS, IF, IO, 7.461%, 08/25/34	667
8,834	Series 2004-72, Class S, IF, IO, 6.261%, 09/25/34	2,273
7,633	Series 2004-92, Class SQ, IF, IO, 6.411%, 05/25/34	1,108
4,522	Series 2005-13, Class AS, IF, IO, 5.861%, 03/25/35	811
9,877	Series 2005-23, Class SG, IF, IO, 6.461%, 04/25/35	1,767
13,488	Series 2005-57, Class DI, IF, IO, 6.461%, 03/25/35	1,606
33,474	Series 2005-74, Class SE, IF, IO, 5.861%, 09/25/35	6,493
15,667	Series 2005-79, Class NS, IF, IO, 5.851%, 09/25/35	2,309
17,042	Series 2005-82, Class SY, IF, IO, 6.491%, 09/25/35	3,380
10,945	Series 2005-90, Class SP, IF, IO, 6.511%, 09/25/35	1,606
10,389	Series 2006-3, Class SB, IF, IO, 6.461%, 07/25/35	1,418
8,652	Series 2006-20, Class IG, IF, IO, 6.411%, 04/25/36	1,369
29,255	Series 2006-43, Class SD, IF, IO, 6.361%, 06/25/36	4,184
18,120	Series 2006-56, Class SA, IF, IO, 5.251%, 11/25/35	2,331

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
47,991	Series 2006-58, Class SI, IF, IO, 6.301%, 07/25/36	8,423
20,821	Series 2006-70, Class JI, IF, IO, 6.361%, 06/25/36	3,287
4,217	Series 2006-72, Class XI, IF, IO, 6.261%, 08/25/36	740
5,449	Series 2006-106, Class CS, IF, IO, 6.351%, 11/25/36	850
5,598	Series 2006-108, Class S, IF, IO, 6.961%, 11/25/36	1,178
7,650	Series 2006-109, Class SG, IF, IO, 6.391%, 11/25/36	1,220
14,351	Series 2006-113, Class PQ, IF, IO, 6.411%, 07/25/36	2,075
35,790	Series 2007-33, Class SD, IF, IO, 5.871%, 04/25/37	5,719
38,403	Series 2007-36, Class SB, IF, IO, 6.361%, 04/25/37	7,486
23,089	Series 2007-55, Class S, IF, IO, 6.521%, 06/25/37	4,160
5,260	Series 2007-88, Class MI, IF, IO, 6.281%, 09/25/37	920
2,785	Series 2007-88, Class XI, IF, IO, 6.301%, 06/25/37	410
7,244	Series 2007-109, Class GI, IF, IO, 5.831%, 12/25/37	1,084
33,762	Series 2008-2, Class SA, IF, IO, 6.031%, 02/25/38	5,179
12,843	Series 2008-17, Class KS, IF, IO, 6.111%, 11/25/37	1,878
24,448	Series 2008-28, Class SQ, IF, IO, 5.841%, 04/25/38	3,334
5,520	Series 2008-41, Class S, IF, IO, 6.561%, 11/25/36	821
12,095	Series 2008-61, Class S, IF, IO, 5.861%, 07/25/38	2,375
25,314	Series 2008-71, Class SB, IF, IO, 6.246%, 10/25/29	1,538
57,873	Series 2008-92, Class SA, IF, IO, 6.211%, 12/25/38	9,283
63,063	Series 2009-87, Class SG, IF, IO, 6.011%, 11/25/39	10,585
53,528	Series 2009-110, Class SD, IF, IO, 6.011%, 01/25/40	10,122
44,805	Series 2010-99, Class SD, IF, IO, 5.861%, 03/25/39	4,333
14,187	Series 2010-102, Class S, IF, IO, 6.311%, 09/25/40	2,374
55,365	Series 2010-107, Class PS, IF, IO, 6.391%, 06/25/40	9,127
25,798	Series 2010-107, Class SP, IF, IO, 6.411%, 06/25/40	4,207
45,614	Series 2010-131, Class SA, IF, IO, 6.361%, 11/25/40	7,597
72,924	Series 2010-139, Class SA, IF, IO, 5.791%, 12/25/40	10,457
15,645	Series 2010-158, Class KS, IF, IO, 5.761%, 04/25/40	2,677
70,839	Series 2011-86, Class KS, IF, IO, 5.711%, 09/25/41	9,289
17,237	Series 2011-93, Class ES, IF, IO, 6.261%, 09/25/41	2,902
39,413	Series 2011-118, Class CS, IF, IO, 6.261%, 10/25/39	6,959
61,037	Series 2011-145, Class PS, IF, IO, 6.371%, 04/25/30	12,026
48,430	Series 2012-17, Class JS, IF, IO, 6.411%, 11/25/30	8,473
19,977	Series 2012-24, Class S, IF, IO, 5.261%, 05/25/30	3,413
38,711	Series 2012-36, Class SN, IF, IO, 6.211%, 04/25/42	9,161
18,660	Series 2012-42, Class PS, IF, IO, 6.341%, 08/25/41	4,028
	Federal National Mortgage Association STRIPS,
4,269	Series 366, Class 18, IO, 4.000%, 10/01/35	303
4,829	Series 377, Class 2, IO, 5.000%, 10/01/36	637
7,754	Series 379, Class 2, IO, 5.500%, 05/01/37	972
18,794	Series 390, Class C7, IO, 4.000%, 07/25/23	1,173
29,266	Series 390, Class C8, IO, 4.500%, 07/25/23	2,202
	Government National Mortgage Association,
1,815	Series 2005-7, Class NL, IF, IO, 6.511%, 03/17/33	282
16,903	Series 2008-54, Class NI, IF, IO, 6.011%, 06/16/38	2,757
12,945	Series 2009-41, Class GS, IF, IO, 5.811%, 06/16/39	1,622

		296,755

	Non-Agency CMO — 3.7%
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,087

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,505	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 0.429%, 09/25/46	1,735
	Banc of America Alternative Loan Trust,
11,032	Series 2004-1, Class 1A1, 6.000%, 02/25/34	11,527
5,302	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	5,049
4,280	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,895
5,979	Series 2006-4, Class 2A1, 6.000%, 05/25/21	5,800
	Banc of America Funding Corp.,
3,789	Series 2006-1, Class 2A1, 5.500%, 01/25/36	3,612
6,481	Series 2006-3, Class 4A19, 5.750%, 03/25/36	6,440
	Banc of America Mortgage Securities, Inc.,
2,455	Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,428
5,343	Series 2005-11, Class 2A1, 5.250%, 12/25/20	5,384
19,590	Series 2007-3, Class 1A1, 6.000%, 09/25/37	17,284
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	8,761
2,894	Series 2006-7, Class 2A1, 5.500%, 12/25/21	2,887
867	Series 2007-2, Class 1A5, 5.750%, 02/25/37	872
5,109	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	4,574
	CitiMortgage Alternative Loan Trust,
10,750	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	8,714
7,477	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	6,246
1,482	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,476
12,569	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	9,050
	Countrywide Alternative Loan Trust,
7,002	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	7,165
2,083	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	2,143
3,678	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,751
538	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	532
9,235	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,685
3,634	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,188
12,148	Series 2005-70CB, Class A5, 5.500%, 12/25/35	10,274
5,485	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	4,904
2,830	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,782
7,915	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	7,501
3,870	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,864
3,572	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,859
7,358	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,881
11,010	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,606
1,603	Series 2006-28CB, Class A17, 6.000%, 10/25/36	993
5,672	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,936
1,433	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	930
682	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	622
1,984	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,242
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,948	Series 2005-10, Class A1, 5.500%, 05/25/35	3,911
7,272	Series 2005-20, Class A7, 5.250%, 12/25/27	6,266
2,501	Series 2005-21, Class A2, 5.500%, 10/25/35	2,303
4,180	Series 2006-15, Class A1, 6.250%, 10/25/36	3,453
2,677	Series 2006-20, Class 1A36, 5.750%, 02/25/37	2,150
12,565	Series 2007-16, Class A1, 6.500%, 10/25/37	11,012
17,669	Series 2007-17, Class 1A1, 6.000%, 10/25/37	15,643

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	CS First Boston Mortgage Securities Corp.,
4,629	Series 2003-AR24, Class 2A4, VAR, 2.711%, 10/25/33	4,259
4,338	Series 2004-5, Class 4A1, 6.000%, 09/25/34	4,460
2,333	Series 2005-5, Class 1A1, 5.000%, 07/25/20	2,380
1,057	Series 2005-7, Class 3A1, 5.000%, 08/25/20	1,064
4,092	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.610%, 02/25/20	4,225
5,375	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,809
8,150	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	6,726
5,180	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.549%, 10/25/45	2,667
	GSR Mortgage Loan Trust,
6,370	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	5,719
1,422	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	1,331
1,842	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,775
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.869%, 01/25/35	3,916
5,555	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 1.019%, 10/25/34	4,400
6,431	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	6,520
	Lehman Mortgage Trust,
8,678	Series 2005-1, Class 7A1, 5.500%, 11/25/20	8,624
4,253	Series 2006-4, Class 3A1, 5.000%, 08/25/21	3,919
6,803	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	5,945
	Prime Mortgage Trust,
6,693	Series 2005-2, Class 2A1, VAR, 7.065%, 10/25/32	6,646
4,132	Series 2005-4, Class 2A8, 5.500%, 10/25/35	4,027
2,191	Series 2006-1, Class 2A5, 6.000%, 06/25/36	2,107
	Residential Accredit Loans, Inc.,
11,420	Series 2003-QS16, Class A1, 5.000%, 08/25/18	11,662
6,045	Series 2003-QS20, Class CB, 5.000%, 11/25/18	6,215
2,876	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	2,847
1,581	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,437
1,723	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,613
1,243	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,259
	Residential Funding Mortgage Securities I, Inc.,
2,902	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	2,927
8,253	Series 2005-SA2, Class 2A2, VAR, 3.233%, 06/25/35	6,651
9,688	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	8,065
10,785	Series 2006-S9, Class A1, 6.250%, 09/25/36	9,076
4,292	Series 2006-SA4, Class 2A1, VAR, 3.733%, 11/25/36	3,027
	Structured Asset Securities Corp.,
1,738	Series 2005-6, Class 5A1, 5.000%, 05/25/35	1,763
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	3,054
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
644	Series 2005-8, Class 1A8, 5.500%, 10/25/35	571
2,176	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,612
26,762	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	18,663
7,817	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A39, 6.000%, 06/25/37	7,015
	Wells Fargo Mortgage-Backed Securities Trust,
6,601	Series 2005-16, Class A16, 5.750%, 01/25/36	6,606
4,019	Series 2005-16, Class A8, 5.750%, 01/25/36	4,171

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,363	Series 2006-1, Class A3, 5.000%, 03/25/21	7,445
291	Series 2006-11, Class A13, 6.000%, 09/25/36	289
13,250	Series 2006-11, Class A8, 6.000%, 09/25/36	12,340
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,897
3,409	Series 2006-17, Class A1, 5.500%, 11/25/21	3,426
3,407	Series 2007-3, Class 3A1, 5.500%, 04/25/22	3,533
4,567	Series 2007-5, Class 2A3, 5.500%, 05/25/22	4,595
19,455	Series 2007-7, Class A1, 6.000%, 06/25/37	17,691
1,503	Series 2007-11, Class A85, 6.000%, 08/25/37	1,447
896	Series 2007-11, Class A96, 6.000%, 08/25/37	863

		469,696

	Total Collateralized Mortgage Obligations (Cost $737,618)	766,451

Commercial Mortgage-Backed Securities — 0.5%
52,583	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e)	49,167
2,800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	3,043
	Commercial Mortgage Pass-Through Certificates,
5,900	Series 2011-THL, Class D, 5.605%, 06/09/28 (e)	6,014
2,000	Series 2011-THL, Class E, 5.949%, 06/09/28 (e)	2,020

	Total Commercial Mortgage-Backed Securities (Cost $58,377)	60,244

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Diversified Consumer Services — 0.0% (g)
2,000	Stewart Enterprises, Inc., 3.125%, 07/15/14	1,950

	Hotels, Restaurants & Leisure — 0.0% (g)
1,346	Real Mex Restaurants, Inc., 1.200%, 03/21/18 (f) (i)	1,346

	Total Consumer Discretionary	3,296

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	1,953

	Total Convertible Bonds (Cost $4,734)	5,249

Corporate Bonds — 33.3%
	Consumer Discretionary — 8.8%
	Auto Components — 0.5%
7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	7,990
7,295	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	7,623
3,880	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	4,278
	American Axle & Manufacturing, Inc.,
1,550	7.750%, 11/15/19	1,635
4,315	7.875%, 03/01/17	4,439
2,470	Dana Holding Corp., 6.500%, 02/15/19	2,594
	Goodyear Tire & Rubber Co. (The),
4,310	7.000%, 05/15/22	4,224
6,440	8.250%, 08/15/20	6,706
1,030	8.750%, 08/15/20	1,099
845	Lear Corp., 7.875%, 03/15/18	923
5,469	Tomkins LLC/Tomkins, Inc., 9.000%, 10/01/18	6,009
2,175	TRW Automotive, Inc., 7.250%, 03/15/17 (e)	2,490
6,272	UCI International, Inc., 8.625%, 02/15/19	6,397
5,925	Visteon Corp., 6.750%, 04/15/19	5,903

		62,310

	Automobiles — 0.5%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
9,336	8.000%, 06/15/19	9,359
22,731	8.250%, 06/15/21	22,788
12,600	Ford Holdings LLC, 9.300%, 03/01/30	17,624
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,200
325	7.500%, 08/01/26	392
750	8.900%, 01/15/32	1,012
1,900	9.980%, 02/15/47	2,774
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (f) (i)	44
1,533	5.250%, 03/06/32 (f) (i)	383
1,545	6.250%, 07/15/33 (f) (i)	386
170	7.250%, 04/15/41 (f) (i)	43
505	7.250%, 07/15/41 (f) (i)	126

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Automobiles — Continued
	687	7.250%, 02/15/52 (f) (i)	172
	581	7.375%, 05/15/48 (f) (i)	145
	51	7.375%, 10/01/51 (f) (i)	13
		Oshkosh Corp.,
	5,745	8.250%, 03/01/17	6,313
	1,100	8.500%, 03/01/20	1,207

			63,981

		Broadcasting & Cable TV — 1.0%
	11,971	Cablevision Systems Corp., 8.625%, 09/15/17	13,078
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	3,000	6.500%, 04/30/21	3,067
	4,695	7.000%, 01/15/19	4,941
	5,360	7.250%, 10/30/17	5,749
	3,865	7.375%, 06/01/20	4,136
	10,605	7.875%, 04/30/18	11,374
	12,780	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	13,467
		DISH DBS Corp.,
	3,105	4.625%, 07/15/17 (e)	3,023
	2,330	5.875%, 07/15/22 (e)	2,272
	4,455	6.750%, 06/01/21	4,600
	4,465	7.125%, 02/01/16	4,778
	17,759	7.875%, 09/01/19	19,757
	4,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	4,221
	2,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	2,055
		Mediacom LLC/Mediacom Capital Corp.,
	8,690	7.250%, 02/15/22 (e)	8,712
	3,147	9.125%, 08/15/19	3,406
	16,758	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	16,507
	4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,106
	3,367	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	3,308

			132,557

		Distributors — 0.1%
	2,670	American Tire Distributors, Inc., 9.750%, 06/01/17	2,830
	5,250	Intcomex, Inc., 13.250%, 12/15/14	5,355
		VWR Funding, Inc.,
	1,000	10.750%, 06/30/17 (e)	960
EUR	1,838	10.750%, 06/30/17 (e)	2,251

			11,396

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	1,117	6.750%, 04/01/15	1,207
	1,825	6.750%, 04/01/16	1,976
	1,270	7.000%, 06/15/17	1,413
	3,640	7.000%, 05/15/19	3,840
	4,230	7.500%, 04/01/27	4,251
	1,585	7.625%, 10/01/18	1,775
	3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,162

			17,624

		Gaming — 0.7%
		Caesars Entertainment Operating Co., Inc.,
	3,810	8.500%, 02/15/20 (e)	3,796
	4,120	10.000%, 12/15/18	2,781
	24,530	11.250%, 06/01/17	26,063
	25,880	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	25,686
	1,500	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	1,534
	16,987	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e)	16,307
	7,000	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,096

			83,263

		Hotels, Restaurants & Leisure — 2.4%
	2,440	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	2,531
	3,000	Burger King Corp., 9.875%, 10/15/18	3,386
		Chukchansi Economic Development Authority,
	18,185	8.000%, 11/15/13 (e)	13,457
	1,250	VAR, 4.230%, 11/15/12 (e)	925
	1,785	Cinemark USA, Inc., 7.375%, 06/15/21	1,910
		CityCenter Holdings LLC/CityCenter Finance Corp.,
	11,990	7.625%, 01/15/16	12,410
	39,421	PIK, 10.750%, 01/15/17 (d)	42,181
	16,110	CKE Restaurants, Inc., 11.375%, 07/15/18	18,285
	2,650	DineEquity, Inc., 9.500%, 10/30/18	2,879
	10,200	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	10,506

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,015
CAD 5,500	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	5,698
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,350
	Host Hotels & Resorts LP,
3,030	6.375%, 03/15/15	3,068
2,805	6.750%, 06/01/16	2,875
505	9.000%, 05/15/17	559
	Marina District Finance Co., Inc.,
1,390	9.500%, 10/15/15	1,317
10,120	9.875%, 08/15/18	9,450
12,250	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	13,873
	MGM Resorts International,
2,000	6.625%, 07/15/15	2,054
5,855	7.500%, 06/01/16	5,987
21,560	7.625%, 01/15/17	21,803
29,380	7.750%, 03/15/22	29,306
6,130	8.625%, 02/01/19 (e)	6,482
11,510	9.000%, 03/15/20	12,603
10,250	10.000%, 11/01/16	11,224
1,090	11.375%, 03/01/18	1,256
13,124	Peninsula Gaming LLC/Penunsula Gaming Corp., 10.750%, 08/15/17	14,994
890	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	968
	Real Mex Restaurants, Inc.,
2,439	7.000%, 03/15/14 (f) (i)	2,439
1,541	11.000%, 03/15/14 (f) (i)	1,541
	Royal Caribbean Cruises Ltd., (Liberia),
EUR 4,583	5.625%, 01/27/14 (e)	5,780
900	7.000%, 06/15/13	932
880	7.250%, 06/15/16	946
4,167	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	3,854
15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	11,250
1,925	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	2,247
6,125	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	6,462
5,085	Vail Resorts, Inc., 6.500%, 05/01/19	5,327
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
565	7.875%, 11/01/17	616
1,560	7.875%, 05/01/20	1,698
7,451	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	7,917

		312,361

	Household Durables — 0.5%
2,000	American Standard Americas, 10.750%, 01/15/16 (e)	1,560
6,355	Lennar Corp., 12.250%, 06/01/17	8,198
	Libbey Glass, Inc.,
3,230	6.875%, 05/15/20 (e)	3,238
273	10.000%, 02/15/15	291
	Sealy Mattress Co.,
11,963	8.250%, 06/15/14	11,574
2,786	10.875%, 04/15/16 (e)	3,023
17,505	Simmons Bedding Co., 11.250%, 07/15/15 (e)	18,096
	Standard Pacific Corp.,
7,550	8.375%, 05/15/18	8,107
1,770	8.375%, 01/15/21	1,894
1,475	10.750%, 09/15/16	1,722
7,125	Yankee Candle Co., Inc., 9.750%, 02/15/17	7,303

		65,006

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,876
4,725	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	4,855

		15,731

	Media — 1.9%
	AMC Entertainment, Inc.,
5,365	8.750%, 06/01/19	5,741
4,620	9.750%, 12/01/20	4,966
3,530	Block Communications, Inc., 7.250%, 02/01/20 (e)	3,512
2,250	Cengage Learning Acquisitions, Inc., 11.500%, 04/15/20 (e)	2,244
10,480	Clear Channel Communications, Inc., 9.000%, 03/01/21	9,013
	Clear Channel Worldwide Holdings, Inc.,
1,185	7.625%, 03/15/20 (e)	1,114
17,175	7.625%, 03/15/20 (e)	16,402
3,000	9.250%, 12/15/17	3,210
23,035	9.250%, 12/15/17	24,763
2,310	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,345

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Intelsat Jackson Holdings S.A., (Luxembourg),
4,770	7.250%, 04/01/19	4,764
4,860	7.250%, 10/15/20 (e)	4,824
5,135	7.250%, 10/15/20	5,109
2,475	9.500%, 06/15/16	2,559
15,805	11.250%, 06/15/16	16,497
	Intelsat Luxembourg S.A., (Luxembourg),
5,245	11.250%, 02/04/17	5,153
6,935	PIK, 12.500%, 02/04/17 (e)	6,744
60,400	PIK, 12.500%, 02/04/17	59,343
4,520	Interactive Data Corp., 10.250%, 08/01/18	5,006
5,425	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,669
10,085	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	10,362
1,608	Radio One, Inc., PIK, 15.000%, 05/24/16	1,254
	Sinclair Television Group, Inc.,
4,445	8.375%, 10/15/18	4,767
1,900	9.250%, 11/01/17 (e)	2,090
7,500	Telesat Canada/Telesat LLC, (Canada), 12.500%, 11/01/17	8,381
	Univision Communications, Inc.,
3,000	7.875%, 11/01/20 (e)	3,067
2,000	8.500%, 05/15/21 (e)	1,930
3,480	Visant Corp., 10.000%, 10/01/17	3,289
	WMG Acquisition Corp.,
5,155	9.500%, 06/15/16	5,503
9,150	11.500%, 10/01/18	9,745

		239,366

	Multiline Retail — 0.1%
2,185	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	1,508
1,725	HSN, Inc., 11.250%, 08/01/16	1,846
	JC Penney Corp., Inc.,
3,200	5.750%, 02/15/18	2,960
2,265	7.950%, 04/01/17	2,287

		8,601

	Specialty Retail — 0.8%
5,655	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	5,966
	Claire’s Stores, Inc.,
4,395	8.875%, 03/15/19	3,714
7,085	9.000%, 03/15/19 (e)	7,085
7,126	Gymboree Corp., 9.125%, 12/01/18	6,324
4,985	Hillman Group, Inc., 10.875%, 06/01/18	5,197
6,590	J. Crew Group, Inc., 8.125%, 03/01/19	6,615
1,300	Limited Brands, Inc., 6.625%, 04/01/21	1,394
	Michael’s Stores, Inc.,
8,885	7.750%, 11/01/18	9,262
8,000	11.375%, 11/01/16	8,500
22,612	SUB, 13.000%, 11/01/16	24,082
3,340	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	33
	Nebraska Book Co., Inc.,
16,752	8.625%, 03/15/12 (d)	252
2,768	10.000%, 12/29/49	1,882
3,320	Pep Boys - Manny, Moe & Jack (The), 7.500%, 12/15/14	3,370
4,235	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,553
	Sally Holdings LLC/Sally Capital, Inc.,
1,590	5.750%, 06/01/22	1,608
3,630	6.875%, 11/15/19 (e)	3,866
7,700	Toys R Us, Inc., 7.875%, 04/15/13	7,815

		101,518

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,000	6.375%, 12/15/20	1,021
1,955	8.000%, 12/15/16	2,143
1,856	VAR, 4.145%, 12/15/14	1,856
5,344	Quiksilver, Inc., 6.875%, 04/15/15	5,264

		10,284

	Total Consumer Discretionary	1,123,998

	Consumer Staples — 1.4%
	Beverages — 0.1%
	Constellation Brands, Inc.,
3,095	6.000%, 05/01/22	3,288
2,751	7.250%, 09/01/16	3,104
2,975	7.250%, 05/15/17	3,369

		9,761

	Food & Staples Retailing — 0.6%
	New Albertsons, Inc.,
500	7.450%, 08/01/29	365
3,000	8.000%, 05/01/31	2,303
	Rite Aid Corp.,
14,510	7.500%, 03/01/17	14,365
1,550	9.250%, 03/15/20 (e)	1,484
2,165	9.250%, 03/15/20 (e)	2,078

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
47,995	9.500%, 06/15/17	46,075
3,586	9.750%, 06/12/16	3,909
6,430	SUPERVALU, Inc., 8.000%, 05/01/16	6,414

		76,993

	Food Products — 0.4%
11,071	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	10,988
	Dean Foods Co.,
2,700	7.000%, 06/01/16	2,811
4,215	9.750%, 12/15/18	4,634
13,440	Del Monte Corp., 7.625%, 02/15/19	13,037
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,663
630	13.875%, 03/15/14	718
	JBS USA LLC/JBS USA Finance, Inc.,
2,500	7.250%, 06/01/21 (e)	2,250
1,788	8.250%, 02/01/20 (e)	1,707
1,567	11.625%, 05/01/14	1,779
6,160	Michael Foods Group, Inc., 9.750%, 07/15/18	6,668
4,510	Pilgrim’s Pride Corp., 7.875%, 12/15/18	4,465
2,765	Smithfield Foods, Inc., 7.750%, 07/01/17	3,055

		54,775

	Household Products — 0.3%
9,466	Central Garden & Pet Co., 8.250%, 03/01/18	9,466
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,470
500	7.500%, 01/15/20	541
5,433	8.000%, 05/01/16	5,881
5,226	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	5,592
	Spectrum Brands, Inc.,
2,605	6.750%, 03/15/20 (e)	2,638
1,720	9.500%, 06/15/18 (e)	1,901
6,510	9.500%, 06/15/18	7,193

		34,682

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,939

	Total Consumer Staples	181,150

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
4,575	Global Geophysical Services, Inc., 10.500%, 05/01/17	4,460
3,737	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	3,914
7,225	McJunkin Red Man Corp., 9.500%, 12/15/16	7,731
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,457

		21,562

	Oil, Gas & Consumable Fuels — 1.7%
1,655	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,630
16,800	Anadarko Petroleum Corp., 6.375%, 09/15/17	19,646
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19 (e)	1,410
6,000	7.250%, 10/01/20	5,130
5,715	7.250%, 06/15/21 (e)	4,872
5,655	8.750%, 08/01/16	5,429
3,065	Berry Petroleum Co., 6.375%, 09/15/22	3,126
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,790	7.875%, 04/15/22 (e)	4,694
3,995	8.625%, 10/15/20	4,145
	Chesapeake Energy Corp.,
3,586	6.500%, 08/15/17	3,407
6,516	6.625%, 08/15/20	6,125
14,800	6.775%, 03/15/19	14,097
3,464	7.250%, 12/15/18	3,360
5,461	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	5,188
3,430	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	2,967
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,938
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,369
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,214
2,700	9.500%, 06/15/20	2,573
1,730	Denbury Resources, Inc., 8.250%, 02/15/20	1,868

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	El Paso Corp.,
440	7.000%, 06/15/17	494
5,010	7.250%, 06/01/18	5,678
2,015	Encore Acquisition Co., 9.500%, 05/01/16	2,196
7,745	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	7,823
7,345	Forest Oil Corp., 7.250%, 06/15/19	6,684
4,046	GMX Resources, Inc., PIK, 11.000%, 12/01/17	3,378
7,000	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19 (e)	7,210
1,720	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	1,759
	Linn Energy LLC/Linn Energy Finance Corp.,
5,065	6.250%, 11/01/19 (e)	4,824
3,855	6.500%, 05/15/19 (e)	3,739
2,160	7.750%, 02/01/21	2,209
3,115	8.625%, 04/15/20	3,302
2,000	Magnum Hunter Resources Corp., 9.750%, 05/15/20 (e)	1,965
3,600	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	2,988
1,080	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	1,115
630	Oasis Petroleum, Inc., 7.250%, 02/01/19	649
5,000	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	4,800
	Peabody Energy Corp.,
4,720	6.000%, 11/15/18 (e)	4,708
2,025	6.250%, 11/15/21 (e)	2,020
3,025	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	3,025
5,000	Samson Investment Co., 9.750%, 02/15/20 (e)	4,975
	SandRidge Energy, Inc.,
2,575	8.000%, 06/01/18 (e)	2,575
2,500	8.125%, 10/15/22 (e)	2,463
NOK 33,000	Teekay LNG Partners LP, VAR, 7.570%, 05/03/17	5,343
NOK 63,000	Teekay Offshore Partners LP, VAR, 7.080%, 11/29/13 (f) (i)	10,406
4,110	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,059
2,430	Venoco, Inc., 8.875%, 02/15/19	2,236
6,500	Western Refining, Inc., 11.250%, 06/15/17 (e)	7,280
460	Whiting Petroleum Corp., 6.500%, 10/01/18	481
6,390	WPX Energy, Inc., 6.000%, 01/15/22 (e)	6,150

		215,722

	Total Energy	237,284

	Financials — 5.7%
	Capital Markets — 0.4%
10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,614
35,600	Morgan Stanley, 4.000%, 07/24/15	34,426

		45,040

	Commercial Banks — 0.4%
3,275	Regions Bank, 7.500%, 05/15/18	3,668
	Royal Bank of Scotland Group plc, (United Kingdom),
2,500	5.000%, 11/12/13	2,478
4,000	5.050%, 01/08/15	3,896
1,150	7.648%, 09/30/31 (x)	877
	Royal Bank of Scotland N.V., (Netherlands),
6,825	VAR, 1.175%, 03/09/15	5,584
EUR 4,900	VAR, 1.670%, 06/08/15	4,954
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	4,720
12,760	VAR, 9.500%, 03/16/22	12,996
9,772	Wachovia Capital Trust III, VAR, 5.570%, 07/02/12 (x)	9,088

		48,261

	Consumer Finance — 1.4%
9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	8,603
	Ally Financial, Inc.,
2,155	5.500%, 02/15/17	2,157
21,486	6.250%, 12/01/17	22,046
5,120	6.750%, 12/01/14	5,325
3,599	6.875%, 08/28/12	3,630
3,000	7.500%, 12/31/13	3,180
6,000	7.500%, 09/15/20	6,585
	Ford Motor Credit Co. LLC,
13,025	5.000%, 05/15/18	14,230
18,550	6.625%, 08/15/17	21,539
10,500	8.000%, 12/15/16	12,690
EUR 6,500	GMAC International Finance B.V., (Netherlands), 7.500%, 04/21/15	8,298

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Consumer Finance — Continued
		International Lease Finance Corp.,
	4,242	4.875%, 04/01/15	4,180
	3,305	5.750%, 05/15/16	3,308
	14,590	5.875%, 04/01/19	14,331
	1,250	6.250%, 05/15/19	1,250
	4,615	8.250%, 12/15/20	5,146
	10,130	8.625%, 09/15/15	11,042
	14,550	8.750%, 03/15/17	16,150
	20,317	Springleaf Finance Corp., 6.900%, 12/15/17	15,949

			179,639

		Diversified Financial Services — 1.7%
		Aircastle Ltd., (Bermuda),
	11,845	6.750%, 04/15/17 (e)	11,727
	820	7.625%, 04/15/20 (e)	822
	625	9.750%, 08/01/18 (e)	677
	4,565	9.750%, 08/01/18	4,964
		Bank of America Corp.,
	31,259	VAR, 8.000%, 01/30/18 (x)	31,423
	6,875	VAR, 8.125%, 05/15/18 (x)	6,969
		Capmark Financial Group, Inc.,
	90,609	0.000%, 05/10/10 (d)	1,586
	6,618	VAR, 9.000%, 09/30/15	6,643
		CIT Group, Inc.,
	28,261	4.750%, 02/15/15 (e)	28,120
	7,332	5.000%, 05/15/17	7,204
	10,455	5.250%, 03/15/18	10,298
	1,727	5.375%, 05/15/20	1,658
	2,520	6.625%, 04/01/18 (e)	2,614
	13,260	7.000%, 05/02/16 (e)	13,243
	16,235	7.000%, 05/02/17 (e)	16,215
	6,028	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	6,495
	11,026	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	11,081
	2,080	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	2,054
	18,345	ILFC E-Capital Trust I, VAR, 5.030%, 12/21/65 (e)	12,361
	16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	12,128
	11,460	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	11,575
	7,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	7,822
	2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,481
	9,319	SquareTwo Financial Corp., 11.625%, 04/01/17	8,620
	1,928	TransUnion Holding Co., Inc., PIK, 10.375%, 06/15/18 (e)	2,034

			220,814

		Insurance — 1.5%
		American International Group, Inc.,
GBP	1,500	VAR, 8.625%, 05/22/38 (e)	2,265
	5,000	VAR, 8.175%, 05/15/58	5,194
GBP	11,750	Reg. S, VAR, 8.625%, 05/22/38	17,747
	9,450	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	8,292
		Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
	2,320	6.875%, 05/01/19 (e)	2,378
	7,120	9.375%, 05/01/20 (e)	7,298
	2,850	Genworth Financial, Inc., 7.700%, 06/15/20	2,779
	2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,393
	2,600	Hartford Life Institutional Funding, VAR, 0.787%, 08/15/13 (e)	2,592
	23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	23,785
		Liberty Mutual Group, Inc.,
	15,965	7.800%, 03/15/37 (e)	15,566
	19,468	VAR, 10.750%, 06/15/58 (e)	26,866
	2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	2,856
		Metropolitan Life Global Funding I,
	2,400	5.125%, 04/10/13 (e)	2,486
	1,400	5.200%, 09/18/13 (e)	1,472
		Nationwide Mutual Insurance Co.,
	1,783	8.250%, 12/01/31 (e)	2,088
	13,100	9.375%, 08/15/39 (e)	17,219
		Pricoa Global Funding I,
	3,600	4.625%, 06/25/12 (e)	3,609
	4,000	VAR, 0.603%, 06/26/12 (e)	3,998
		Towergate Finance plc, (United Kingdom),
GBP	1,000	8.500%, 02/15/18 (e)	1,425
GBP	8,250	10.500%, 02/15/19 (e)	11,062
		USI Holdings Corp.,
	11,604	9.750%, 05/15/15 (e)	11,517
	12,225	VAR, 4.342%, 11/15/14 (e)	11,155

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Insurance — Continued
	1,900	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	1,463

			187,505

		Real Estate Investment Trusts (REITs) — 0.1%
	12,065	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	10,798
	8,294	Rouse Co. LLC (The), 7.200%, 09/15/12	8,377

			19,175

		Real Estate Management & Development — 0.2%
	1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	1,957
	22,500	Park Side Apartments, 7.209%, 03/31/17 (f) (i)	22,500
		Realogy Corp.,
	2,045	7.625%, 01/15/20 (e)	2,101
	3,645	7.875%, 02/15/19 (e)	3,463

			30,021

		Thrifts & Mortgage Finance — 0.0% (g)
	1,221	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19 (e)	1,270

		Total Financials	731,725

		Health Care — 2.6%
		Health Care Equipment & Supplies — 0.4%
		Accellent, Inc.,
	6,685	8.375%, 02/01/17	6,618
	3,535	10.000%, 11/01/17	2,846
		Biomet, Inc.,
	3,383	11.625%, 10/15/17	3,586
	23,740	PIK, 11.125%, 10/15/17	25,268
		DJO Finance LLC/DJO Finance Corp.,
	9,930	7.750%, 04/15/18	8,018
	2,345	8.750%, 03/15/18 (e)	2,357

			48,693

		Health Care Providers & Services — 1.4%
	5,000	Capella Healthcare, Inc., 9.250%, 07/01/17	5,000
		CHS/Community Health Systems, Inc.,
	2,300	8.000%, 11/15/19	2,349
	7,732	8.875%, 07/15/15	7,930
		DaVita, Inc.,
	3,060	6.375%, 11/01/18	3,098
	2,465	6.625%, 11/01/20	2,496
		Fresenius Medical Care U.S. Finance II, Inc.,
	1,920	5.625%, 07/31/19 (e)	1,906
	900	5.875%, 01/31/22 (e)	895
	10,835	HCA Holdings, Inc., 7.750%, 05/15/21	11,133
		HCA, Inc.,
	2,282	5.750%, 03/15/14	2,356
	2,816	6.375%, 01/15/15	2,985
	2,080	6.500%, 02/15/20	2,197
	9,031	7.250%, 09/15/20	9,844
	21,450	7.500%, 02/15/22	22,482
	19,150	8.000%, 10/01/18	21,161
	1,344	8.500%, 04/15/19	1,483
		Health Management Associates, Inc.,
	5,635	6.125%, 04/15/16	5,903
	3,560	7.375%, 01/15/20 (e)	3,649
		HealthSouth Corp.,
	4,235	7.250%, 10/01/18	4,415
	3,760	7.750%, 09/15/22	3,948
	7,263	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	6,827
		inVentiv Health, Inc.,
	2,911	10.000%, 08/15/18 (e)	2,445
	6,098	10.000%, 08/15/18 (e)	5,153
	9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	10,494
	1,700	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,666
	5,275	OnCure Holdings, Inc., 11.750%, 05/15/17	3,890
		Radiation Therapy Services, Inc.,
	3,890	8.875%, 01/15/17 (e)	3,744
	5,015	9.875%, 04/15/17	3,862
	4,272	Select Medical Corp., 7.625%, 02/01/15	4,272
	2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,553
		Tenet Healthcare Corp.,
	4,160	6.250%, 11/01/18 (e)	4,202
	9,915	8.000%, 08/01/20	9,903
	945	8.875%, 07/01/19	1,051
	4,205	9.250%, 02/01/15	4,641
	6,575	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	99
	3,155	United Surgical Partners International, Inc., 9.000%, 04/01/20 (e)	3,273
	4,900	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	4,802

			188,107

		Pharmaceuticals — 0.8%
		Catalent Pharma Solutions, Inc.,
EUR	9,000	9.750%, 04/15/17	11,184

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
14,753	VAR, 9.500%, 04/15/15	15,085
26,750	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	29,091
1,355	Endo Health Solutions, Inc., 7.000%, 07/15/19	1,416
	Mylan, Inc.,
715	7.625%, 07/15/17 (e)	780
7,440	7.875%, 07/15/20 (e)	8,184
	Valeant Pharmaceuticals International,
9,300	6.500%, 07/15/16 (e)	9,486
2,580	6.750%, 10/01/17 (e)	2,580
8,135	6.875%, 12/01/18 (e)	8,033
3,630	7.000%, 10/01/20 (e)	3,512
10,005	7.250%, 07/15/22 (e)	9,405

		98,756

	Total Health Care	335,556

	Industrials — 3.7%
	Aerospace & Defense — 0.2%
5,355	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,462
	Bombardier, Inc., (Canada),
2,990	5.750%, 03/15/22 (e)	2,908
2,095	7.500%, 03/15/18 (e)	2,283
980	L-3 Communications Corp., 6.375%, 10/15/15	1,002
3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,118
3,885	Spirit Aerosystems, Inc., 7.500%, 10/01/17	4,157
880	Triumph Group, Inc., 8.625%, 07/15/18	968

		20,898

	Airlines — 0.6%
1,314	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,359
15,089	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	15,390
12,872	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	13,515
9,308	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	10,029
4,565	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,793
3,129	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	3,196
19,529	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	20,799
330	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	336
1,909	UAL 2007-1 Class C Pass-Through Trust, VAR, 3.059%, 07/02/14	1,828
1,602	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,834
1,004	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	1,095

		74,174

	Building Products — 0.2%
3,995	Associated Materials LLC, 9.125%, 11/01/17	3,491
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,464
2,825	6.875%, 08/15/18 (e)	2,917
9,260	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	9,075
850	Gibraltar Industries, Inc., 8.000%, 12/01/15	867
3,280	Interline Brands, Inc., 7.000%, 11/15/18	3,378
5,050	Ply Gem Industries, Inc., 8.250%, 02/15/18	4,848

		27,040

	Commercial Services & Supplies — 0.5%
2,375	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	2,453
6,250	Cenveo Corp., 8.875%, 02/01/18	5,656
	Corrections Corp. of America,
1,947	6.750%, 01/31/14	1,952
840	7.750%, 06/01/17	905
1,000	Deluxe Corp., 7.375%, 06/01/15	1,012
	Geo Group, Inc. (The),
545	6.625%, 02/15/21	563
5,141	7.750%, 10/15/17	5,488
	Iron Mountain, Inc.,
515	8.375%, 08/15/21	550
5,175	8.750%, 07/15/18	5,343
3,315	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	3,406
32,600	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	29,829
2,389	ServiceMaster Co., VAR, 10.750%, 07/15/15 (e)	2,476

		59,633

	Construction & Engineering — 0.2%
6,500	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	6,565

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Construction & Engineering — Continued
		New Enterprise Stone & Lime Co., Inc.,
	7,000	11.000%, 09/01/18 (f) (i)	5,408
	3,955	PIK, 13.000%, 03/15/18 (e)	3,955
		United Rentals North America, Inc.,
	6,535	8.375%, 09/15/20	6,666
	3,800	9.250%, 12/15/19	4,189
	2,365	10.875%, 06/15/16	2,631
		UR Financing Escrow Corp.,
	885	7.375%, 05/15/20 (e)	907
	2,615	7.625%, 04/15/22 (e)	2,674

			32,995

		Electrical Equipment — 0.1%
		Belden, Inc.,
	1,059	7.000%, 03/15/17	1,093
	470	9.250%, 06/15/19	516
	3,660	Polypore International, Inc., 7.500%, 11/15/17	3,825
	2,734	Viasystems, Inc., 7.875%, 05/01/19 (e)	2,672

			8,106

		Environmental Control — 0.0% (g)
	3,566	Clean Harbors, Inc., 7.625%, 08/15/16	3,726

		Industrial Conglomerates — 0.3%
	2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,608
		Harland Clarke Holdings Corp.,
	10,740	9.500%, 05/15/15	9,478
	22,774	VAR, 6.000%, 05/15/15	18,162
	3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	3,911
	7,975	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,473

			42,632

		Industrial Machinery — 0.1%
	5,765	General Cable Corp., 7.125%, 04/01/17	5,909
	3,109	Mueller Water Products, Inc., 8.750%, 09/01/20	3,436

			9,345

		Machinery — 0.3%
	3,785	Case New Holland, Inc., 7.875%, 12/01/17	4,315
	3,575	CNH Capital LLC, 6.250%, 11/01/16 (e)	3,727
	5,190	Griffon Corp., 7.125%, 04/01/18	5,216
	5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	4,732
	7,570	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,119
	1,340	SPX Corp., 6.875%, 09/01/17	1,460
		Terex Corp.,
	1,810	6.500%, 04/01/20	1,806
	7,895	8.000%, 11/15/17	8,033

			37,408

		Marine — 0.4%
	11,170	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	11,058
	5,300	Bluewater Holding B.V., (Netherlands), VAR, 3.466%, 07/17/14 (e)	4,505
NOK	115,313	Boa Deep C A.S., (Norway), VAR, 7.800%, 04/27/16	18,952
	150	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	84
	3,001	Commercial Barge Line Co., 12.500%, 07/15/17	3,399
	6,325	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,388
	1,010	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	949
	2,534	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	2,597
	2,432	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	2,238

			50,170

		Road & Rail — 0.6%
	3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,281
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	4,131	7.750%, 05/15/16	4,245
	11,750	8.250%, 01/15/19	12,161
	5,545	9.625%, 03/15/18	6,023
	2,000	9.750%, 03/15/20	2,190
	2,352	VAR, 2.967%, 05/15/14	2,299
		Hertz Corp. (The),
	8,720	6.750%, 04/15/19	8,916
	11,850	7.500%, 10/15/18	12,339
EUR	5,849	Hertz Holdings Netherlands B.V., (Netherlands), 8.500%, 07/31/15 (e)	7,703

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
3,610	8.250%, 02/01/21	3,818
10,570	10.250%, 11/15/19	11,759

		74,734

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
7,145	8.125%, 04/15/19 (e)	7,449
2,590	11.000%, 04/15/20 (e)	2,674

		10,123

	Transportation Services — 0.1%
13,563	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	13,190
4,300	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	4,397

		17,587

	Total Industrials	468,571

	Information Technology — 2.2%
	Communications Equipment — 0.4%
10,583	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	7,276
	Avaya, Inc.,
4,975	7.000%, 04/01/19 (e)	4,453
31,700	9.750%, 11/01/15	26,152
2,528	PIK, 10.875%, 11/01/15	2,086
7,100	CommScope, Inc., 8.250%, 01/15/19 (e)	7,304

		47,271

	Computers & Peripherals — 0.0% (g)
	Sealed Air Corp.,
1,705	8.125%, 09/15/19 (e)	1,850
995	8.375%, 09/15/21 (e)	1,094

		2,944

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,980	Anixter, Inc., 5.625%, 05/01/19	2,012
590	Jabil Circuit, Inc., 7.750%, 07/15/16	668

		2,680

	Internet Software & Services — 0.1%
1,000	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	912
4,310	GXS Worldwide, Inc., 9.750%, 06/15/15	4,181
5,140	Sabre, Inc., 8.500%, 05/15/19 (e)	5,101
1,500	Syniverse Holdings, Inc., 9.125%, 01/15/19	1,609

		11,803

	IT Services — 0.9%
	Fidelity National Information Services, Inc.,
2,150	7.625%, 07/15/17 (e)	2,330
1,795	7.625%, 07/15/17	1,954
395	7.875%, 07/15/20	438
	First Data Corp.,
8,880	7.375%, 06/15/19 (e)	8,880
2,186	8.250%, 01/15/21 (e)	2,120
4,023	8.875%, 08/15/20 (e)	4,295
5,489	9.875%, 09/24/15	5,448
18,257	12.625%, 01/15/21	17,207
31,390	PIK, 10.000%, 01/15/22 (e)	30,370
	Sitel LLC/Sitel Finance Corp.,
3,440	11.000%, 08/01/17 (e)	3,337
11,520	11.500%, 04/01/18	8,064
7,803	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	6,867
400	Stream Global Services, Inc., 11.250%, 10/01/14	413
	SunGard Data Systems, Inc.,
6,335	7.375%, 11/15/18	6,446
14,515	10.250%, 08/15/15	14,914

		113,083

	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp.,
4,860	8.500%, 04/01/19	4,994
4,450	8.500%, 04/01/19 (e)	4,572

		9,566

	Semiconductors & Semiconductor Equipment — 0.5%
3,967	Amkor Technology, Inc., 7.375%, 05/01/18	3,967
	Freescale Semiconductor, Inc.,
2,800	8.050%, 02/01/20	2,660
9,630	9.250%, 04/15/18 (e)	10,136
15,874	10.125%, 03/15/18 (e)	17,104
7,157	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	7,980
4,380	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	2,770
	NXP B.V./NXP Funding LLC, (Netherlands),
14,490	9.750%, 08/01/18 (e)	16,338
328	VAR, 3.217%, 10/15/13	328

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
10,115	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	10,140

		71,423

	Software — 0.2%
3,560	Aspect Software, Inc., 10.625%, 05/15/17	3,738
3,770	Audatex North America, Inc., 6.750%, 06/15/18 (e)	3,883
6,275	Epicor Software Corp., 8.625%, 05/01/19	6,291
2,645	Lawson Software, Inc., 9.375%, 04/01/19 (e)	2,724
3,810	Mantech International Corp., 7.250%, 04/15/18	4,020
5,635	SSI Investments II/SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,297

		26,953

	Total Information Technology	285,723

	Materials — 3.4%
	Chemicals — 0.6%
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
5,340	8.875%, 02/01/18	5,313
4,945	9.000%, 11/15/20	4,315
	Huntsman International LLC,
5,998	5.500%, 06/30/16	5,998
4,690	8.625%, 03/15/20	5,230
3,110	8.625%, 03/15/21	3,483
	Ineos Finance plc, (United Kingdom),
8,375	7.500%, 05/01/20 (e)	8,291
4,460	8.375%, 02/15/19 (e)	4,583
1,300	9.000%, 05/15/15 (e)	1,362
6,962	INEOS Group Holdings S.A., (United Kingdom), 8.500%, 02/15/16 (e)	6,283
3,325	Kinove German Bondco GmbH, (Germany), 9.625%, 06/15/18 (e)	3,400
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	4,622
5,035	Polymer Group, Inc., 7.750%, 02/01/19	5,236
4,700	PolyOne Corp., 7.375%, 09/15/20	4,958
7,793	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	4,676
1,315	Solutia, Inc., 8.750%, 11/01/17	1,479
3,175	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	2,683

		71,912

	Construction Materials — 0.2%
	Cemex Finance LLC,
7,125	9.500%, 12/14/16 (e)	6,537
EUR 13,463	9.625%, 12/14/17 (e)	14,982
2,750	Cemex S.A.B. de C.V., (Mexico), VAR, 5.470%, 09/30/15 (e)	2,283
	Vulcan Materials Co.,
1,120	6.500%, 12/01/16	1,159
3,205	7.500%, 06/15/21	3,462

		28,423

	Containers & Packaging — 1.3%
	Ardagh Packaging Finance plc, (Ireland),
10,192	7.375%, 10/15/17 (e)	10,854
EUR 17,720	7.375%, 10/15/17 (e)	22,568
12,215	9.125%, 10/15/20 (e)	12,704
EUR 5,800	9.250%, 10/15/20 (e)	7,100
4,455	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 9.125%, 10/15/20 (e)	4,589
	Berry Plastics Corp.,
11,004	9.500%, 05/15/18	11,279
4,600	9.750%, 01/15/21	4,784
2,500	VAR, 4.349%, 09/15/14	2,447
6,265	BWAY Holding Co., 10.000%, 06/15/18	6,892
	Constar International, Inc.,
1,236	8.239%, 05/31/15 (f) (i)	1,236
3,210	11.000%, 12/31/17 (f) (i)	3,210
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	735
3,930	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,126
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,802
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
2,610	6.875%, 02/15/21 (e)	2,649
21,496	7.875%, 08/15/19 (e)	22,732
2,245	8.250%, 02/15/21 (e)	2,082
20,075	9.000%, 04/15/19 (e)	19,272
18,077	9.875%, 08/15/19 (e)	18,032
3,880	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	3,851

		162,944

	Metals & Mining — 0.6%
210	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	190

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
5,750	Atkore International, Inc., 9.875%, 01/01/18	5,721
	FMG Resources August 2006 Pty Ltd., (Australia),
5,897	6.375%, 02/01/16 (e)	5,764
6,300	6.875%, 02/01/18 (e)	6,190
2,045	6.875%, 04/01/22 (e)	1,968
6,350	7.000%, 11/01/15 (e)	6,350
16,610	8.250%, 11/01/19 (e)	17,150
3,440	James River Coal Co., 7.875%, 04/01/19	1,892
9,251	Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15	8,835
	Novelis, Inc., (Canada),
7,070	8.375%, 12/15/17	7,459
9,570	8.750%, 12/15/20	10,120
1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,311
	United States Steel Corp.,
2,500	6.050%, 06/01/17	2,460
707	7.000%, 02/01/18	700
1,793	7.375%, 04/01/20	1,748

		77,858

	Paper & Forest Products — 0.7%
	Abitibi-Consolidated, Inc., (Canada),
1,780	6.000%, 06/20/13 (d)	9
300	7.500%, 04/01/28 (d)	2
14,000	8.375%, 04/01/15 (d)	70
15,268	8.500%, 08/01/29 (d)	76
1,237	8.550%, 08/01/10 (d)	6
4,169	8.850%, 08/01/30 (d)	21
14,050	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	14,963
1,700	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	1,862
255	Clearwater Paper Corp., 7.125%, 11/01/18	268
810	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	804
47,086	NewPage Corp., 11.375%, 12/31/14 (d)	29,193
2,225	P.H. Glatfelter Co., 7.125%, 05/01/16	2,270
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,408
33,245	Resolute Forest Products, (Canada), 10.250%, 10/15/18	37,650
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d) (f) (i)	189
5,219	8.250%, 10/01/12 (d) (f) (i)	104
15,788	8.375%, 07/01/12 (d) (f) (i)	316

		90,211

	Total Materials	431,348

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 1.6%
5,410	CenturyLink, Inc., 5.800%, 03/15/22	5,338
8,300	Cincinnati Bell, Inc., 8.375%, 10/15/20	8,155
	Clearwire Communications LLC/Clearwire Finance, Inc.,
6,175	12.000%, 12/01/15 (e)	5,357
25,798	12.000%, 12/01/15 (e)	22,509
740	14.750%, 12/01/16 (e)	708
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,378
3,625	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	3,553
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,096
1,780	8.500%, 04/15/20	1,784
4,700	GCI, Inc., 8.625%, 11/15/19	4,994
3,500	Integra Telecom Holdings, Inc., 10.750%, 04/15/16 (e)	3,351
4,460	ITC Deltacom, Inc., 10.500%, 04/01/16	4,694
10,295	Level 3 Communications, Inc., 11.875%, 02/01/19	11,041
	Level 3 Financing, Inc.,
4,765	8.125%, 07/01/19	4,765
13,410	8.625%, 07/15/20 (e)	13,678
13,155	9.375%, 04/01/19	13,977
25,230	10.000%, 02/01/18	27,186
	PAETEC Holding Corp.,
2,885	8.875%, 06/30/17	3,102
6,740	9.875%, 12/01/18	7,397
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d)	26
2,650	6.500%, 08/01/27 (d)	27
1,050	9.750%, 01/15/15 (d)	10
	Wind Acquisition Finance S.A., (Luxembourg),
8,699	7.250%, 02/15/18 (e)	7,438
12,651	11.750%, 07/15/17 (e)	10,753
EUR 9,096	11.750%, 07/15/17 (e)	9,307

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Wind Acquisition Holdings Finance S.A., (Luxembourg),
2,228	PIK, 12.250%, 07/15/17 (e)	1,649
EUR 9,000	PIK, 12.250%, 07/15/17 (e)	8,346
	Windstream Corp.,
9,400	7.500%, 04/01/23	9,024
4,795	7.750%, 10/01/21	4,807
100	8.125%, 09/01/18	103
4,345	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	4,834

		203,387

	Wireless Telecommunication Services — 1.0%
10,325	Cricket Communications, Inc., 7.750%, 10/15/20	9,447
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,692
1,860	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	1,897
1,545	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	1,553
2,896	iPCS, Inc., PIK, 3.716%, 05/01/14	2,773
8,125	MetroPCS Wireless, Inc., 7.875%, 09/01/18	8,206
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,688
770	NII Capital Corp., 10.000%, 08/15/16	801
	SBA Telecommunications, Inc.,
649	8.000%, 08/15/16	693
1,168	8.250%, 08/15/19	1,267
	Sprint Capital Corp.,
9,758	6.900%, 05/01/19	8,489
60,562	8.750%, 03/15/32	51,024
	Sprint Nextel Corp.,
2,255	7.000%, 03/01/20 (e)	2,272
28,340	9.000%, 11/15/18 (e)	30,678
8,760	11.500%, 11/15/21 (e)	9,242

		134,722

	Total Telecommunication Services	338,109

	Utilities — 1.1%
	Electric Utilities — 0.4%
	AES Corp. (The),
4,630	8.000%, 10/15/17	5,139
4,370	9.750%, 04/15/16	5,124
9,600	AES Eastern Energy LP, 9.670%, 01/02/29 (d)	2,400
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20	1,567
25,633	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	27,620
	Homer City Funding LLC,
6,131	8.137%, 10/01/19	5,946
3,956	8.734%, 10/01/26	3,838

		51,634

	Gas Utilities — 0.2%
7,330	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	7,697
20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d)	12,757
4,500	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	4,500

		24,954

	Independent Power Producers & Energy Traders — 0.5%
	Calpine Corp.,
3,405	7.250%, 10/15/17 (e)	3,592
8,725	7.500%, 02/15/21 (e)	9,118
3,500	7.875%, 07/31/20 (e)	3,710
2,200	7.875%, 01/15/23 (e)	2,326
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d)	855
23,337	7.750%, 06/01/19 (d)	14,119
	Edison Mission Energy,
14,250	7.000%, 05/15/17	7,624
12,500	7.200%, 05/15/19	6,594
8,098	Midwest Generation LLC, 8.560%, 01/02/16	7,450
	NRG Energy, Inc.,
5,640	7.625%, 01/15/18	5,626
1,885	8.250%, 09/01/20	1,857

		62,871

	Total Utilities	139,459

	Total Corporate Bonds (Cost $4,253,060)	4,272,923

Investment Companies — 0.1%
265	Advent Claymore Convertible Securities & Income Fund II	1,699
137	Dreyfus High Yield Strategies Fund	611
452	ING Prime Rate Trust	2,493

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
323		Invesco Van Kampen Senior Income Trust	1,495
619		Nuveen Credit Strategies Income Fund	5,575
72		SPDR Barclays Capital High Yield Bond ETF	2,752

		Total Investment Companies (Cost $8,403)	14,625

Mortgage Pass-Through Securities — 3.4%
		Federal National Mortgage Association, 30 Year, Single Family,
244,372		TBA, 4.000%, 06/25/42 - 07/25/42	259,895
156,376		TBA, 5.000%, 06/25/42	169,375

		Total Mortgage Pass-Through Securities (Cost $427,960)	429,270

Private Placements — 1.0%
		Commercial Loans— 0.5%
42,000		Doubletree Hotel, 8.224%, 08/31/14 (f) (i)	42,000
		Raleigh Hotel,
10,000		7.980%, 12/01/15 (f) (i)	10,813
10,000		10.219%, 12/01/15 (f) (i)	10,000

		Total Commercial	62,813

		Residential Loans— 0.5%
70,000		141 East 88th Street, LLC, 7.219%, 08/31/16 (f) (i)	70,000

		Total Private Placements (Cost $132,000)	132,813

U.S. Treasury Obligations — 5.5%
103,864		U.S. Treasury Bonds, 3.000%, 05/15/42 (m)	110,891
		U.S. Treasury Notes,
142,854		0.625%, 05/31/17 (m)	142,541
213,644		0.875%, 02/28/17 (m)	216,098
229,661		1.750%, 05/15/22 (m)	233,249

		Total U.S. Treasury Obligations (Cost $688,182)	702,779

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
843		General Motors Co. (a)	18,714

		Hotels, Restaurants & Leisure — 0.0% (g)
3,500		Real Mex Restaurants, Inc., Class B, ADR (a) (f) (i)	200

		Total Consumer Discretionary	18,914

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
91		GMX Resources, Inc. (a)	88

		Financials — 0.3%
		Diversified Financial Services — 0.3%
1,466		Capmark Financial Group, Inc. (a)	32,982

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (f) (i)	491

		Information Technology — 0.0%
		IT Services — 0.0%
165		Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (f) (i)	—

		Materials — 0.1%
		Chemicals — 0.1%
144		LyondellBasell Industries N.V., (Netherlands), Class A	5,684

		Construction Materials — 0.0% (g)
403		U.S. Concrete, Inc. (a)	1,981

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., ADR (a) (f) (i)	20

		Paper & Forest Products — 0.0% (g)
251		Resolute Forest Products, (Canada) (a)	2,841

		Total Materials	10,526

		Total Common Stocks (Cost $61,216)	63,001

Preferred Stocks — 0.7%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
350		General Motors Co., 4.750%, 12/01/13 ($50 par value)	12,852

		Consumer Staples — 0.1%
		Food Products — 0.1%
–	(h)	H.J. Heinz Finance Co., 8.000%, 07/15/13 ($100,000 par value) (e)	18,018

		Financials — 0.4%
		Commercial Banks — 0.1%
100		CoBank ACB, 7.000%, 07/02/12 ($50 par value) @ (e) (m)	5,141
160		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,905

			14,046

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Consumer Finance — 0.2%
29	Ally Financial, Inc., 7.000%, 07/02/12 ($1,000 par value) @ (e) (m)	24,870

	Diversified Financial Services — 0.0% (g)
156	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	3,566

	Insurance — 0.1%
9	XLIT Ltd., (Cayman Islands), VAR, 3.586%, 10/29/49 ($1,000 par value)	6,531

	Total Financials	49,013

	Industrials — 0.1%
	Construction & Engineering — 0.1%
309	M/I Homes, Inc., 9.750%, 07/17/12 ($25 par value) @ (a)	5,283

	Information Technology — 0.0%
	IT Services — 0.0%
38	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (f) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., 11.000% ($50 par value) (a) (f) (i)	959

	Total Preferred Stocks (Cost $88,545)	86,125

PRINCIPAL AMOUNT
Loan Participations & Assignments — 8.1%
	Consumer Discretionary — 3.0%
	Auto Components — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
2,678	VAR, 6.500%, 07/29/17 ^	2,592
1,366	VAR, 6.500%, 07/29/17 ^	1,321
3,282	Wabash National Corp., Term Loan B, VAR, 6.000%, 05/08/19	3,249

		7,162

	Automobiles — 0.4%
47,030	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	46,854

	Broadcasting & Cable TV — 0.0% (g)
579	Yankee Cable Acquisition LLC, Term Loan B, VAR, 6.500%, 08/26/16	575

	Diversified Consumer Services — 0.1%
13,818	Realogy Corp., Extended Term Loan, VAR, 4.489%, 10/10/16 ^	12,595

	Gaming — 0.7%
3,176	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18 ^	2,796
34,077	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.239%, 01/28/15	31,095
35,767	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	35,481
	Isle of Capri Casinos, Inc., Term Loan B,
5,705	VAR, 4.750%, 11/01/13	5,695
225	VAR, 4.750%, 11/01/13	225
13,100	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	13,449
4,500	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	4,528

		93,269

	Hotels, Restaurants & Leisure — 0.5%
6,192	Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18	6,154
9,375	Boyd Gaming Corp., Term Loan, VAR, 3.692%, 12/17/15	9,258
10,816	Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16	10,706
	FOCUS Brands Inc., 1st Lien Term Loan,
48	VAR, 6.250%, 02/21/18	48
767	VAR, 6.250%, 02/21/18	766
11	VAR, 7.250%, 02/21/18	11
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 06/06/14 (d)	101
1,127	Fontainebleau Las Vegas, Initial Term Loan, VAR, 06/06/14 (d)	203
	Landry’s, Inc., Term Loan,
4,688	VAR, 6.500%, 04/24/18	4,655
12	VAR, 6.500%, 04/24/18	12
1,575	MTL Publishing LLC, Term Loan, VAR, 03/01/18 ^	1,565
	NPC International, Term Loan,
660	VAR, 5.250%, 12/28/18	658
440	VAR, 5.250%, 12/28/18	439
	Outback (OSI Restaurant), Prefunded Revolving Credit Commitment,
714	VAR, 0.294%, 06/14/13	698
352	VAR, 0.294%, 06/14/13	344

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Hotels, Restaurants & Leisure — Continued
10,226		Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	9,992
		Six Flags Theme Parks, Inc., Tranche B Term Loans,
2,405		VAR, 4.250%, 12/20/18	2,379
10,274		VAR, 4.250%, 12/20/18	10,165
6,121		VAR, 4.250%, 12/20/18	6,055
2,700		Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	2,664

			66,873

		Household Durables — 0.1%
		Targus, 1st Lien Term Loan,
13		VAR, 11.000%, 05/24/16	13
4,950		VAR, 11.000%, 05/24/16	4,958
3,000		Yankee Candle Co., Inc., 1st Lien Term Loan, VAR, 5.250%, 04/02/19	2,977

			7,948

		Leisure Equipment & Products — 0.1%
2,860		Eastman Kodak, DIP Loan, VAR, 8.500%, 07/20/13	2,859
7,585		Formula One Group, Term Loan, VAR, 06/14/18 ^	7,506
5,269		Freedom Group, Inc., Term B Loan, VAR, 5.500%, 04/19/19	5,249
81		VAR, 5.500%, 04/19/19	81

			15,695

		Media — 0.7%
10,023		Cengage Learning Acquisitions, Inc., Term Loan, VAR, 2.490%, 07/03/14	9,051
26,859		Clear Channel Communications, Inc., Term Loan B, VAR, 3.889%, 01/29/16 ^	20,890
9,397		Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	9,323
5,148		Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	5,139
4,937		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	4,931
697		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	691
650		Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	651
17,856		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	17,834
		Radio One, Inc., 1st Lien Term Loan B,
4,783		VAR, 7.500%, 03/31/16 ^	4,684
272		VAR, 7.500%, 03/31/16 ^	266
109		VAR, 7.500%, 03/31/16 ^	107
13,265		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.489%, 03/31/17 ^	12,156
–	(h)	Univision Communications, Inc., Initial Term Loan, VAR, 2.239%, 09/29/14 ^	—	(h)
13,738		Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d) (f) (i)	3,125

			88,848

		Specialty Retail — 0.4%
5,486		99 Cents Only Stores, Term Loan, VAR, 5.250%, 01/11/19	5,447
		Claire’s Stores, Inc., Term Loan B,
19,852		VAR, 2.989%, 05/29/14 ^	18,457
8,547		VAR, 3.216%, 05/29/14 ^	7,946
4,866		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	4,502
		J. Crew, 1st Lien Term Loan,
842		VAR, 4.750%, 03/07/18	820
873		VAR, 4.750%, 03/07/18	850
1,750		VAR, 4.750%, 03/07/18	1,705
4,500		Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18	4,414
		Petco Animal Supplies, Inc., New Loans,
2,476		VAR, 4.500%, 11/24/17	2,442
412		VAR, 4.500%, 11/24/17	407
412		VAR, 4.500%, 11/24/17	407
412		VAR, 4.500%, 11/24/17	407
412		VAR, 4.500%, 11/24/17	406
412		VAR, 4.500%, 11/24/17	407
412		VAR, 4.500%, 11/24/17	406

			49,023

		Textiles, Apparel & Luxury Goods — 0.0% (g)
2,332		BCBG Max Azria, 1st Lien Term Loan, VAR, 13.750%, 06/09/15	2,274

		Total Consumer Discretionary	391,116

		Consumer Staples — 0.3%
		Food & Staples Retailing — 0.1%
		Rite Aid Corp., Tranche 2 Term Loan,
1,490		VAR, 1.990%, 06/04/14	1,453
1,748		VAR, 1.990%, 06/04/14	1,704
1,762		VAR, 1.990%, 06/04/14	1,718
8,991		SUPERVALU, Inc., Term B-2 Loan, VAR, 3.489%, 10/05/15	8,856

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Food & Staples Retailing — Continued
4,218	SUPERVALU, Inc., Term Loan B3, VAR, 4.500%, 04/30/18	4,146

		17,877

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
2,426	VAR, 7.000%, 12/19/17	2,413
43	VAR, 7.000%, 12/19/17	43

		2,456

	Household Products — 0.2%
	Spectrum Brands, Inc., New Term Loan,
10,509	VAR, 5.000%, 06/17/16	10,494
7,777	VAR, 5.000%, 06/17/16	7,765
18	VAR, 6.250%, 06/17/16	18

		18,277

	Total Consumer Staples	38,610

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
1,686	Equipower Resource Holdings, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	1,653

	Oil, Gas & Consumable Fuels — 0.2%
3,782	Arch Coal, Inc., 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	3,668
8,000	Chesapeake Energy Corp., Term Loan, VAR, 8.500%, 12/02/17	7,852
10,547	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	10,421
6,428	NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	6,277
660	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	660

		28,878

	Total Energy	30,531

	Financials — 0.6%
	Capital Markets — 0.1%
6,050	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	6,035
8,323	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	8,277

		14,312

	Diversified Financial Services — 0.1%
4,268	Baker Corp. International, Term Loan, VAR, 4.750%, 06/01/18	4,217
	Harland Clarke Holdings Corp., Term Loan B,
1,869	VAR, 2.739%, 06/30/14 ^	1,699
483	VAR, 2.739%, 06/30/14	439
376	VAR, 2.739%, 06/30/14	342
453	VAR, 2.739%, 06/30/14	412
622	VAR, 2.739%, 06/30/14	566
444	VAR, 2.970%, 06/30/14	404

		8,079

	Insurance — 0.3%
2,982	CNO Financial Group, Inc., Term Loan B1, VAR, 6.250%, 09/30/16	2,967
29,335	Flying Fortress, Inc., Term Loan, VAR, 5.000%, 06/30/17	29,262
6,139	Pilot Travel Centers, Initial Tranche B Term Loan, VAR, 4.250%, 03/30/18	6,128
400	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	399

		38,756

	Real Estate Investment Trusts (REITs) — 0.1%
	iStar Financial, Inc., Term Loan A-1,
9,031	VAR, 5.000%, 06/28/13	8,991
4,999	VAR, 5.000%, 06/28/13	4,977

		13,968

	Real Estate Management & Development — 0.0% (g)
91	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.241%, 10/10/13	86

	Total Financials	75,201

	Health Care — 1.1%
	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term Loans,
1,948	VAR, 3.239%, 03/25/15	1,902
143	VAR, 3.239%, 03/25/15	140
2,882	VAR, 3.474%, 03/25/15	2,815

		4,857

	Health Care Providers & Services — 0.5%
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
3,453	VAR, 2.489%, 07/25/14	3,385
1,394	VAR, 2.489%, 07/25/14	1,366
2,839	VAR, 2.717%, 07/25/14	2,783
3,000	HCA, Inc., Term B-3 Loan, VAR, 3.489%, 05/01/18	2,907
13,342	HMA, Term Loan B, VAR, 4.500%, 11/16/18	13,135
9,941	IASIS Healthcare LLC, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	9,783

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Health Care Providers & Services — Continued
3,982	inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	3,729
17,984	National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 7.000%, 02/09/17 ^	17,707
7,624	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,589

		62,384

	Pharmaceuticals — 0.6%
8,300	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/11/17	8,010
	Aptalis Pharma, Inc., Term Loan,
28,485	VAR, 5.500%, 02/10/17	27,545
3,072	VAR, 5.500%, 02/10/17	2,970
11,936	Capsugel Holdings, Inc., Term Loan, VAR, 5.250%, 08/01/18	11,927
	Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B,
5,505	VAR, 5.250%, 09/15/17	5,436
2,828	VAR, 5.250%, 09/15/17	2,793
2,374	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.239%, 09/15/16	2,344
EUR 8,327	Catalent Pharma Solutions, Inc., Term Loan B, VAR, 2.637%, 04/10/14	10,039

		71,064

	Total Health Care	138,305

	Industrials — 0.5%
	Aerospace & Defense — 0.1%
5,600	Spirit AeroSystems, Inc., Term B Loan, VAR, 3.750%, 04/18/19	5,587

	Airlines — 0.1%
1,995	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	1,925
9,926	United Airlines, Inc., Term Loan B, VAR, 2.250%, 02/01/14	9,594

		11,519

	Building Products — 0.1%
2,244	DaVita, Inc., Term Loan A2, VAR, 4.500%, 10/20/16	2,240
1,374	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.368%, 02/07/14	806
13,581	Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.489%, 02/07/14	7,967
	Nortek, Inc., 1st Lien Term Loan,
7	VAR, 5.250%, 04/26/17	7
7	VAR, 5.250%, 04/26/17	7
2,359	VAR, 5.250%, 04/26/17	2,346
3	VAR, 6.250%, 04/26/17	3

		13,376

	Commercial Services & Supplies — 0.1%
11,806	Waste Industries USA, Inc., 1st Lien Term Loan B, VAR, 4.750%, 03/17/17	11,639
	WCA Waste Corp., Term Loan,
1,377	VAR, 5.500%, 03/23/18	1,370
3	VAR, 5.500%, 03/23/18	3

		13,012

	Industrial Conglomerates — 0.0% (g)
1,267	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,254

	Machinery — 0.0% (g)
3,186	Colfax Corp., Term Loan, VAR, 4.500%, 01/13/19	3,178

	Road & Rail — 0.1%
6,175	RailAmerica, Term Loan B, VAR, 4.000%, 03/01/19	6,147
	Swift Transportation Co., Tranche B-2 Term Loan,
816	VAR, 5.000%, 12/15/17	812
163	VAR, 5.000%, 12/15/17	162
263	VAR, 5.000%, 12/15/17	261
4,896	VAR, 5.000%, 12/15/17	4,872
4,472	VAR, 5.000%, 12/15/17	4,449

		16,703

	Trading Companies & Distributors — 0.0% (g)
6,500	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	5,566

	Total Industrials	70,195

	Information Technology — 1.1%
	Communications Equipment — 0.1%
3,319	Avaya, Inc., Term Loan B1, VAR, 3.217%, 10/24/14	3,126
6,668	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.967%, 10/26/17	5,876

		9,002

	Computers & Peripherals — 0.0% (g)
	Sealed Air Corp., Term Loan B,
800	VAR, 4.750%, 10/03/18	801
919	VAR, 4.750%, 10/03/18	920

		1,721

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Electronic Equipment, Instruments & Components — 0.1%
4,405		CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	4,212
2,554		CDW Corp., Non Extended B-1 Term Loan, VAR, 3.739%, 10/10/14	2,510
1,405		Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18 ^	1,414

			8,136

		Internet Software & Services — 0.3%
13,035		Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	12,790
9,500		Sabre, Inc., Term Loan B, VAR, 07/28/17 ^	8,930
7,653		Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	7,656
9,500		Syniverse Holdings, Inc., Term Loan, VAR, 5.000%, 04/23/19	9,364
4,330		Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/17/17	4,308

			43,048

		IT Services — 0.3%
34,922		First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.239%, 03/23/18 ^	31,548
935		First Data Corp., Initial Tranche B1, VAR, 2.989%, 09/24/14	884
–(h	)	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 2.989%, 09/24/14	— (h	)
3,850		First Data Corp., Initial Tranche B3, VAR, 2.989%, 09/24/14	3,640
1,488		Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.219%, 01/30/17 (f) (i)	1,324

			37,396

		Semiconductors & Semiconductor Equipment — 0.3%
10,981		Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.489%, 12/01/16	10,290
7,836		NXP B.V., Tranche A-2 Term Loan, VAR, 5.500%, 03/04/17	7,713
11,375		NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	11,128
4,963		Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	4,881

			34,012

		Software — 0.0% (g)
4,950		Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	4,848

		Total Information Technology	138,163

		Materials — 0.6%
		Chemicals — 0.2%
		AZ Chem U.S., Inc., Term Loan,
1,983		VAR, 7.250%, 12/22/17	1,987
152		VAR, 7.250%, 12/22/17	152
920		Cristal Inorganic Chemicals (Millennium), 1st Lien, VAR, 2.720%, 05/15/14	917
2,500		Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.220%, 11/15/14	2,488
9,744		Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	9,406
		Trinseo, 1st Lien Term Loan,
13,064		VAR, 6.000%, 08/02/17	11,653
490		VAR, 6.750%, 08/02/17	437

			27,040

		Construction Materials — 0.0% (g)
5,520		Road Infrastructure Investment LLC, Term Loan, VAR, 6.250%, 03/30/18	5,437

		Containers & Packaging — 0.3%
		Reynolds Group Holdings, Term Loan C,
24,145		VAR, 6.500%, 08/09/18	24,210
265		VAR, 6.500%, 08/09/18	266
		Reynolds Group Holdings, U.S. Term Loan,
1,250		VAR, 6.500%, 02/09/18	1,250
2,146		VAR, 6.500%, 02/09/18	2,146
2,416		VAR, 6.500%, 02/09/18	2,417
14		VAR, 6.500%, 02/09/18	14
24		VAR, 6.500%, 02/09/18	24
27		VAR, 6.500%, 02/09/18	27

			30,354

		Metals & Mining — 0.1%
7,000		Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17	6,877

		Paper & Forest Products — 0.0% (g)
1,920		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	1,819

		Total Materials	71,527

		Telecommunication Services — 0.2%
		Diversified Telecommunication Services — 0.2%
		Level 3 Communications, Inc., Tranche A Term Loans,
1,214		VAR, 2.489%, 03/13/14	1,181
3,036		VAR, 2.719%, 03/13/14	2,954
10,000		Level 3 Communications, Inc., Tranche B II Term Loan, VAR, 5.750%, 09/01/18	9,905

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Diversified Telecommunication Services — Continued
5,000	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	4,953

		18,993

	Wireless Telecommunication Services — 0.0% (g)
	MetroPCS Wireless, Inc., Term Loan B2,
2,953	VAR, 4.071%, 11/03/16	2,884
1,512	VAR, 4.071%, 11/03/16	1,476

		4,360

	Total Telecommunication Services	23,353

	Utilities — 0.5%
	Independent Power Producers & Energy Traders — 0.5%
	Dynegy Midwest Generation, Inc., Term Loan,
20	VAR, 9.250%, 08/05/16	20
7,836	VAR, 9.250%, 08/05/16	7,988
	Dynegy Power LLC, Term Loan,
23,428	VAR, 9.250%, 08/05/16	24,140
59	VAR, 9.250%, 08/05/16	61
33,836	Texas Competitive Electric, Extended Term Loan, VAR, 4.739%, 10/10/17 ^	19,602
26,201	Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.739%, 10/10/14	15,966

	Total Utilities	67,777

	Total Loan Participations & Assignments (Cost $1,063,226)	1,044,778

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
481	expiring 7/10/2016 (Strike Price $10.00) (a)	6,401
481	expiring 7/10/2019 (Strike Price $18.33) (a)	4,144

	Total Consumer Discretionary	10,545

	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (f) (i)	—

	Total Warrants (Cost $17,233)	10,545

Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
34,509	Expiring 06/06/12. If exercised the Fund pays semi-annually 2.355% and receives quarterly floating 3 month LIBOR terminating 06/08/22, European Style. Counterparty: Credit Suisse International (r)	— (h	)
52,478	Expiring 06/29/12. If exercised the Fund pays semi-annually 2.555% and receives quarterly floating 3 month LIBOR terminating 07/03/22, European Style. Counterparty: Deutsche Bank AG, New York (r)	10
35,009	Expiring 08/01/12. If exercised the Fund pays semi-annually 2.355% and receives quarterly floating 3 month LIBOR terminating 08/03/22, European Style. Counterparty: Credit Suisse International (r)	93

	Total Payer Options Purchased on Interest Rate Swaps (Cost $1,036)	103

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
695	10 Year U.S. Treasury Note, Expiring 06/22/12 at $133.00, American Style	271
170	S&P 500 Index, Expiring 09/22/12 at $1,300.00, European Style	995
74	S&P 500 Index, Expiring 09/22/12 at $1,325.00, European Style	518

	Total Put Options Purchased (Cost $2,061)	1,784

	Total Options Purchased (Cost $3,097)	1,887

PRINCIPAL AMOUNT
Short-Term Investments— 43.1%
	U.S. Treasury Obligations— 0.2%
	U.S. Treasury Bills,
5,810	0.066%, 06/21/12 (n)	5,810
17,485	0.118%, 09/06/12 (k) (n)	17,482
2,400	0.140%, 11/15/12 (k) (n)	2,398

	Total U.S. Treasury Obligations (Cost $25,687)	25,690

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 42.9%
5,504,264	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% † (b) (l) (m) (Cost $5,504,264)	5,504,264

	Total Short-Term Investments (Cost $5,529,951)	5,529,954

	Total Investments — 103.6% (Cost $13,241,863)	13,291,466
	Liabilities in Excess of Other Assets — (3.6)%	(458,544)

	NET ASSETS — 100.0%	$12,832,922

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(907,917)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 07/15/34	(982,678)
	(Proceeds received of $984,103)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
392	30 Day Federal Funds	07/31/12	163,085	155
392	30 Day Federal Funds	08/31/12	163,077	200
352	3 Month Euro	03/17/14	108,088	547
698	3 Month Euro	12/15/14	213,881	482
	Short Futures Outstanding
(237)	90 Day Eurodollar	06/18/12	(58,969)	35
(3,188)	90 Day Eurodollar	09/17/12	(792,577)	176
(1,021)	10 Year U.S. Treasury Note	09/19/12	(136,750)	(266)
(2,592)	30 Year U.S. Treasury Bond	09/19/12	(388,071)	(6,217)
(1,890)	2 Year U.S. Treasury Note	09/28/12	(416,568)	(241)
(5,295)	5 Year U.S. Treasury Note	09/28/12	(657,573)	(1,820)
(698)	3 Month Euro	12/17/12	(214,593)	(186)
(409)	90 Day Eurodollar	12/17/13	(101,626)	69
(352)	3 Month Euro	03/18/13	(108,219)	(118)
(1,530)	90 Day Eurodollar	03/18/13	(380,090)	(756)
(1,530)	90 Day Eurodollar	06/17/13	(380,033)	(724)
(890)	30 Day Federal Funds	06/28/13	(370,177)	90
(526)	30 Day Federal Funds	07/31/13	(218,768)	6
(390)	90 Day Eurodollar	09/16/13	(96,861)	(16)
(378)	90 Day Eurodollar	12/16/13	(93,857)	(131)
(1,388)	90 Day Eurodollar	03/16/15	(343,530)	(533)

				(9,248)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,017,000	CAD	Royal Bank of Canada	06/20/12	7,081	6,791	(290)
7,866,000	CAD	Deutsche Bank AG	07/23/12	7,728	7,607	(121)

8,458,000	EUR	Deutsche Bank AG	06/08/12	10,845	10,458	(387)
7,079,333	EUR	Deutsche Bank AG	06/11/12	9,252	8,753	(499)
4,912,000	EUR	Union Bank of Switzerland AG	08/20/12	6,278	6,078	(200)
3,326,667	EUR	Credit Suisse International	09/19/12	4,189	4,118	(71)
4,990,000	EUR	Union Bank of Switzerland AG	09/19/12	6,369	6,177	(192)

4,028,000	GBP	Deutsche Bank AG	08/20/12	6,436	6,206	(230)

1,699,041,000	JPY	Royal Bank of Scotland	06/07/12	21,149	21,683	534
894,433,000	JPY	Royal Bank of Scotland	06/08/12	11,134	11,415	281
764,492,000	JPY	Citibank, N.A.	06/11/12	9,292	9,757	465
577,148,000	JPY	Citibank, N.A.	06/20/12	7,209	7,367	158

159,637,000	MXN	Union Bank of Switzerland AG	07/20/12	12,064	11,067	(997)

70,170,000	NOK	Deutsche Bank AG	07/20/12	12,104	11,454	(650)

				131,130	128,931	(2,199)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,750,000	CAD	State Street Corp.	06/07/12	5,796	5,567	229
7,017,000	CAD	Citibank, N.A.	06/20/12	7,133	6,791	342

87,165,000	EUR	Credit Suisse International	06/07/12	114,689	107,780	6,909
8,458,000	EUR	Royal Bank of Scotland	06/08/12	11,120	10,458	662
7,079,333	EUR	Citibank, N.A.	06/11/12	9,249	8,753	496
4,912,000	EUR	Deutsche Bank AG	08/20/12	6,435	6,078	357
13,308,400	EUR	Citibank, N.A.	09/19/12	17,386	16,473	913
5,237,000	EUR	Union Bank of Switzerland AG	09/19/12	6,710	6,483	227

22,500,000	GBP	State Street Corp.	06/07/12	36,314	34,676	1,638
4,895,000	GBP	Deutsche Bank AG	07/23/12	7,747	7,542	205
4,028,000	GBP	Union Bank of Switzerland AG	08/20/12	6,348	6,206	142

1,132,691,000	JPY	Deutsche Bank AG	06/07/12	14,152	14,455	(303)
566,350,000	JPY	Royal Bank of Scotland	06/07/12	7,078	7,228	(150)
894,433,000	JPY	Deutsche Bank AG	06/08/12	11,234	11,415	(181)
764,492,000	JPY	Deutsche Bank AG	06/11/12	9,452	9,756	(304)
577,148,000	JPY	Royal Bank of Canada	06/20/12	7,092	7,367	(275)

159,637,000	MXN	Deutsche Bank AG	07/20/12	12,122	11,067	1,055

215,000,000	NOK	State Street Corp.	06/07/12	37,320	35,156	2,164
33,000,000	NOK	Union Bank of Switzerland AG	06/07/12	5,742	5,396	346
70,170,000	NOK	Union Bank of Switzerland AG	07/20/12	12,125	11,454	671

				345,244	330,101	15,143

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE**(r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	2.610% semi-annually	06/06/12	06/08/22	17,253	—
(Premiums received of 97.)

*	European Style
**	The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664%		6,550	(106)	66
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		13,850	(506)	(317)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		3,300	466	(1,142)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		34,550	516	(153)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		20,700	(1,161)	457
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		13,000	126	(69)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		7,000	68	(31)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		7,000	68	(48)
Barclays Bank plc:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664		9,700	(157)	103
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664		6,450	(104)	69
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		3,300	(120)	(128)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/17	1.237		17,450	165	2
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	06/20/17	1.697		7,000	219	(108)
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	06/20/17	1.697		6,950	217	(59)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		6,400	795	(380)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		6,350	788	(439)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		17,150	(962)	160
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		12,050	117	18
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		6,500	917	(1,099)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		1,300	183	(245)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		6,500	426	(314)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		34,550	516	(170)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		27,700	413	(94)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		17,350	259	(42)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		17,350	259	(85)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.616		16,250	(297)	177
Credit Suisse International:
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	1.000% quarterly	06/20/17	1.515		17,360	392	(121)
Deutsche Bank AG, New York:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/17	3.394		27,900	2,967	(2,376)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		3,300	(120)	(128)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		3,250	459	(1,092)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/17	1.237		7,000	66	(33)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		9,700	636	(474)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		6,400	795	(609)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		33,850	505	(133)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		6,700	(376)	177
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.415	EUR	16,250	130	(327)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/13	5.712		1,290	(1)	(42)
Government of France, 4.250%, 04/25/19	0.250% quarterly	06/20/17	2.198		41,892	3,785	(3,437)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	06/20/17	1.150		13,850	73	176
Royal Bank of Scotland:
Weyerhaeuser Co., 7.125%, 07/15/23	1.000% quarterly	06/20/17	1.803		17,350	628	(279)
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	3.417		3,300	(123)	(128)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	1.027		207,700	7,749	(4,780)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/17	1.710		34,550	1,104	(255)
Goodrich Corp., 6.290%, 07/01/16	1.000% quarterly	03/20/17	0.302		6,430	(225)	295
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		6,550	429	(584)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		12,900	1,601	(1,021)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		6,450	801	(407)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/17	2.527		34,900	2,411	(1,170)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.616		16,250	(297)	189
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		69,900	2,001	(274)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		69,250	1,983	(272)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		33,950	972	(234)
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.415	EUR	32,450	259	(720)

						31,709	(21,930)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18.V.1	5.000% quarterly	06/20/17	6.771%		20,900	1,256	(548)
MCDX.NA.17.V.1	1.000% quarterly	12/20/16	1.868		34,750	1,088	(1,278)
Barclays Bank plc:
CDX.EM.17.V.1	5.000% quarterly	06/20/17	3.335		136,550	(11,593)	17,811
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.766		14,100	9,405	(7,999)
Citibank, N.A.:
CMBX.NA.BBB.4	5.000% monthly	02/17/51	44.540		10,550	7,132	(8,434)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	44.540		6,900	4,664	(5,854)
MCDX.NA.18.V.1	1.000% quarterly	06/20/17	1.988		35,300	1,369	(997)
Credit Suisse International:
CDX.NA.HY.18.V.1	5.000% quarterly	06/20/17	6.771		17,600	1,058	(630)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	78.218		6,900	4,846	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		7,060	3,163	(2,876)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.269		5,700	244	(1,097)
Morgan Stanley Capital Services:
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		33,400	1,372	(1,552)
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		9,700	664	(229)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		14,100	6,318	(5,568)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		7,070	3,168	(3,534)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		40	18	(3,658)
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.766		7,050	4,703	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	2.643		17,150	4,609	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.939		17,100	1,708	(2,773)
iTraxx Europe Series 9 Version 1	1.750% quarterly	06/20/18	0.727	EUR	17,300	572	(94)
MCDX.NA.17.V.1	1.000% quarterly	12/20/16	1.868		32,250	1,010	(1,163)
MCDX.NA.17.V.1	1.000% quarterly	12/20/16	1.868		17,250	540	(665)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.724		12,100	1,851	(3,595)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.724		8,800	1,346	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.724		1,500	229	(276)
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		32,700	1,343	(1,503)
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		16,800	690	(767)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.269		17,700	758	(1,105)
Union Bank of Switzerland AG:
CDX.EM.17.V.1	5.000% quarterly	06/20/17	3.335		119,150	(10,116)	15,506
CDX.EM.17.V.1	5.000% quarterly	06/20/17	3.335		300	(25)	37
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		64,300	2,641	(2,002)
CDX.NA.IG.9.V.4	0.800% quarterly	12/20/17	1.665		64,300	2,641	(2,193)

						48,672	(42,128)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511%		13,000	(276)	252
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		7,000	(149)	153
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		7,000	(149)	143
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		7,000	59	(38)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		7,000	59	(54)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		6,500	(56)	30
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/17	2.013		27,900	(1,279)	969
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		4,900	(1,419)	931
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	26.712		7,000	(687)	1,072
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129		13,250	(405)	99
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129		12,950	(396)	101
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		6,500	(37)	(42)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		6,500	(37)	(56)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		5,400	(31)	(4)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		3,200	(18)	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		3,150	(18)	(34)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056		6,950	(451)	121
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		1,950	— (h)	70
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		6,050	(181)	375
Barclays Bank plc:
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		12,050	(256)	174
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746		10,450	(77)	1,211
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746		6,950	(51)	892
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		6,900	(476)	363
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755		6,700	(882)	416
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	6,000	85	231
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	3,250	46	125
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	09/20/12	2.626	EUR	4,750	103	119
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	4.724	EUR	25,900	415	2,017
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	4.724	EUR	12,900	207	990
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		6,850	218	(20)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		6,850	218	(28)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		3,500	112	118
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		1,400	45	25
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		13,350	(148)	109
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130		4,750	(204)	750
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		10,500	(857)	963
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		13,350	(1,657)	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		10,050	(1,248)	362
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		3,150	(391)	485
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408		750	(186)	77
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		6,400	(1,853)	916
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		6,350	(1,838)	971
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	06/20/17	8.541		20,900	(2,610)	1,554
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	06/20/17	8.541		17,600	(2,198)	1,476
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		1,400	18	92
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	2.529		3,500	62	62
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388		17,150	595	1,198
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388		4,350	151	304
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	6.851		5,450	(160)	233
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	9.068		4,450	(569)	637

Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		3,150	— (h)	200
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		3,100	(27)	78
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		3,450	(322)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		3,450	(322)	237
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		3,450	(322)	229
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		6,850	(727)	569
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		6,850	(727)	547
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		5,350	(567)	494
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		3,300	(350)	314
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	9.068		6,600	(844)	813
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		3,250	— (h)	117
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		3,250	— (h)	84
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		3,150	(94)	195
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	5.104		6,850	66	33
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	8.576		6,950	(174)	152
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		13,350	(922)	336
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		10,200	(704)	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		6,900	(476)	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		6,700	(463)	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		1,800	(124)	43
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	3,250	46	125
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		3,500	112	118
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395		6,850	17	188
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		13,350	(149)	54
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		3,150	(34)	36
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		3,150	(35)	80
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		3,150	(35)	44
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129		3,200	(98)	127
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	9.563		10,250	(1,054)	383
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	9.563		1,400	(144)	66
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		6,900	90	400
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		6,850	89	417
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		6,850	89	356
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		2,650	(15)	(6)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220		6,850	(251)	841
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056		6,400	(415)	301
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471		6,950	(648)	328
Credit Suisse International:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	12/20/12	8.566		3,450	(31)	75
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395		3,450	9	99
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		7,000	(571)	431
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		3,500	(286)	305
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		3,500	(286)	216
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656		3,300	58	232
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388		2,300	80	114
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		6,700	(711)	567
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		2,000	(212)	206
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		3,200	— (h)	159
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		6,450	(193)	547
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		3,150	(94)	195
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/12	5.102		8,650	85	40
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/12	5.102		6,950	68	56
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		6,900	58	(51)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351		9,600	(25)	(415)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		32,300	(278)	67
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		32,050	(276)	108
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		22,500	(194)	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		19,400	(167)	78
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		5,900	(51)	80
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	8.179%		12,800	(360)	537
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755%		6,550	(862)	281
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		16,700	(186)	230
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		13,400	(149)	242
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		6,750	(74)	149
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		6,750	(75)	86
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		6,700	(74)	91
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		6,700	(75)	89
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		6,700	(75)	44
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130		1,390	(60)	216

K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	7,050	(575)	833
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	9,650	(1,198)	1,330
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	6,700	(832)	263
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	6,400	(795)	1,049
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,300	(410)	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,250	(404)	397
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,200	(397)	467
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,150	(391)	516
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,150	(391)	514
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,150	(391)	444
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,150	(391)	415
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	3,150	(522)	599
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	3,150	(522)	595
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	3,150	(522)	562
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	26,750	(6,629)	1,378
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	14,650	(3,631)	847
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	6,400	(1,853)	1,169
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	1,980	(573)	405
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	6,950	122	138
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	3,500	61	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	6,950	(62)	423
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	6,900	(61)	366
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	9.563	6,900	(710)	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	6,950	90	462
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	3,200	(18)	(21)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220	12,750	(468)	439
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056	12,900	(836)	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	9.532	5,100	(418)	256
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	5.289	10,300	52	629
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	5.289	3,200	16	169
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388	20,750	720	1,135
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471	6,950	(648)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	06/20/16	8.933	3,050	(361)	291
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	12,800	2	213
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	5,750	1	312
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	3,250	— (h)	190
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	3,200	— (h)	64
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	6,450	(193)	490
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	6,400	(191)	473
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	6,400	(191)	395
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	3,200	(96)	303
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	1,700	(51)	240
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351	6,350	(17)	(152)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966	13,350	(115)	196
Caesars Entertainment Operating Co., 5.375%, 12/15/13	5.000% quarterly	03/20/13	7.692	6,550	(72)	121
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746	2,900	(21)	22
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070	6,900	(477)	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	10.803	10,020	(900)	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	10,900	(1,434)	416
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	6,550	(862)	273
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	6,550	(862)	250
Federal Republic of Germany, 6.000%, 06/20/16*	0.250% quarterly	06/20/17	1.027	69,819	(2,605)	2,086
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	6,700	(75)	61
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	3,350	(37)	60
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	3,350	(37)	44
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	3,150	(33)	178
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	4,900	(211)	798
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	2,070	(89)	306
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	3,500	(286)	398
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	3,500	(286)	239

K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	3,350	(273)	206
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	2,750	(225)	229
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	11,950	(1,484)	1,575
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	3,450	61	16
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	3,450	61	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	10,400	(93)	529
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	6,575	(201)	22
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	4,100	(125)	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	3,200	(98)	119
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	6,850	89	340
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220	6,850	(251)	888
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	6,900	(732)	570
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	3,200	(340)	284
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	6,550	1	115
Royal Bank of Scotland:
Caesars Entertainment Operating Co., 5.375%, 12/15/13	5.000% quarterly	03/20/13	7.692	10,100	(113)	156
Caesars Entertainment Operating Co., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395	3,400	8	248
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746	9,700	(71)	(105)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	6,700	(75)	43
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	6,150	(68)	63
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	3,300	(36)	81
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	3,250	(34)	587
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	3,650	(298)	715
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	1,380	(113)	331
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207	3,450	29	(18)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	5.362	63,400	(234)	(169)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	16,400	(2,158)	647
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	6,900	(908)	659
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.127	6,875	35	475
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121	6,850	218	82
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121	5,550	177	59
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	3,225	(34)	464
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	3,100	(32)	355
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	4,900	(211)	773
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	3,400	(146)	503
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	3,350	(144)	859
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	3,100	(133)	703
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,450	(428)	459
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,200	(397)	538
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	3,150	(391)	528
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	20,050	(4,969)	785
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	6,700	(1,660)	649
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	6,700	(1,660)	261
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	6,650	(1,648)	320
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	6,550	(1,623)	682
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	6,550	(1,623)	638
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	670	(166)	32
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	580	(144)	68
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	12,900	(3,735)	2,102
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	6,450	(1,867)	939
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	1.318	26,985	1,320	(1,948)
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	26.712	1,390	(136)	192
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	2,050	36	41
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	18,350	(561)	97
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	9,850	(301)	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	9,650	(295)	72
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	6,850	89	390
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	3,250	(19)	(22)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220	6,850	(251)	873
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056	3,250	(211)	128

Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056	3,200	(207)	76
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471	6,950	(649)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	17,150	(1,600)	915
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	6,950	(648)	353
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	6,950	(648)	260
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	6,850	(639)	421
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	10,350	(1,099)	805
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	6,700	(711)	682
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	6,650	1	761
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	3,250	— (h)	117

					(100,275)	87,375

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.IG.18.V.1	1.000% quarterly	06/20/17	1.227%	69,900	(614)	(508)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	11.231	14,100	(11,390)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	7.312	20,000	(12,168)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	7.312	20,000	(12,168)	12,991
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	7.312	9,200	(5,597)	12,394
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	14,500	(9,002)	6,814
CMBX.NA.AJ.4	0.960% monthly	02/17/51	3.806	17,400	(7,515)	5,628
Credit Suisse International:
CDX.NA.IG.18.V.1	1.000% quarterly	06/20/17	1.227	21,700	(191)	(90)
Deutsche Bank AG, New York:
CDX.NA.HY.8.V.20	2.750% quarterly	06/20/12	38.867	6,250	(69)	2,177
CDX.NA.HY.8.V.20	2.750% quarterly	06/20/12	38.867	3,250	(36)	1,089
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	13,950	(8,660)	7,044
Morgan Stanley Capital Services:
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	13,950	(8,660)	7,044
CMBX.NA.A.3	0.620% monthly	12/13/49	11.231	7,050	(5,695)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.607	17,100	(3,839)	5,595
Union Bank of Switzerland AG:
CDX.NA.HY.8.V.6	0.000% monthly	06/20/12	38.867	6,025	(67)	297
CDX.NA.IG.18.V.1	1.000% quarterly	06/20/17	1.227	33950	(298)	(20)

					(85,969)	88,564

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(329)
Bank of America	2.138% semi-annually	3 month LIBOR quarterly	02/23/22	17,145	(749)
Bank of America	2.336% semi-annually	3 month LIBOR quarterly	10/17/21	33,040	(1,993)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(591)
Barclays Bank plc	2.314% semi-annually	3 month LIBOR quarterly	11/02/21	18,312	(1,049)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	16,300	(1,191)
Credit Suisse International	1.097% semi-annually	3 month LIBOR quarterly	05/29/17	141,112	(619)
Credit Suisse International	2.043% semi-annually	3 month LIBOR quarterly	05/02/22	111,433	(3,226)
Credit Suisse International	2.066% semi-annually	3 month LIBOR quarterly	05/01/22	149,113	(4,660)
Credit Suisse International	3 month LIBOR quarterly	1.105% semi-annually	05/02/17	106,422	604
Credit Suisse International	3 month LIBOR quarterly	1.111% semi-annually	05/01/17	142,096	848
Credit Suisse International	3 month LIBOR quarterly	2.809% semi-annually	05/02/42	24,320	2,246
Credit Suisse International	3 month LIBOR quarterly	2.833% semi-annually	05/01/42	32,631	3,191
Deutsche Bank AG, New York	0.635% semi-annually	3 month LIBOR quarterly	07/18/13	8,340	(19)
Deutsche Bank AG, New York	1.105% semi-annually	3 month LIBOR quarterly	03/07/17	211,281	(1,686)
Deutsche Bank AG, New York	1.110% semi-annually	3 month LIBOR quarterly	05/14/17	70,638	(388)
Deutsche Bank AG, New York	1.130% semi-annually	3 month LIBOR quarterly	02/19/17	141,572	(1,532)
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.623% semi-annually	02/19/42	31,733	1,759
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.815% semi-annually	05/14/42	16,354	1,523
Morgan Stanley Capital Services	2.020% semi-annually	3 month LIBOR quarterly	03/02/22	17,145	(530)
Morgan Stanley Capital Services	2.166% semi-annually	3 month LIBOR quarterly	03/15/22	17,145	(755)

					(9,146)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
IOS Index, 4% 30 year Fannie Mae Pools	1 month USD LIBOR and increases in total return of index	0.000% and decreases in total return of index	01/12/40	26,241	(408)
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	44,450	555
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	17,800	222
Citibank, N.A.:
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	82,925	1,034
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	78,000	973
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	49,000	611
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,750	583
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	45,290	565
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	45,253	565
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	45,156	563
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	44,700	558
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	39,000	487
IOS Index, 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	34,610	432
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	113,600	86
Credit Suisse International:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	116,300	89
Royal Bank of Scotland:
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	116,300	89
IOS Index, 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	116,300	89

					7,093

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MCDX	—	Municipal Bond Credit Default Swap Index
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
†	—	Approximately $119,740,000 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $198,014,000 which amounts to 1.5% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,215
Aggregate gross unrealized depreciation	(234,612)

Net unrealized appreciation/depreciation	$49,603

Federal income tax cost of investments	$13,241,863

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,714	$—	$200		$18,914
Energy	88	—	—		88
Financials	32,982	—	—		32,982
Industrials	—	—	491		491
Information Technology	—	—	—	(a)	—	(a)
Materials	10,506	—	20		10,526

Total Common Stocks	62,290	—	711		63,001

Preferred Stocks
Consumer Discretionary	—	12,852	—		12,852
Consumer Staples	—	18,018	—		18,018
Financials	—	49,013	—		49,013
Industrials	—	5,283	—		5,283
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	959		959

Total Preferred Stocks	—	85,166	959		86,125

Debt Securities
Asset-Backed Securities	—	165,124	5,698		170,822
Collateralized Mortgage Obligations
Agency CMO	—	296,755	—		296,755
Non-Agency CMO	—	469,696	—		469,696

Total Collateralized Mortgage
Obligations	—	766,451	—		766,451

Commercial Mortgage-Backed
Securities	—	60,244	—		60,244
Convertible Bonds
Consumer Discretionary	—	1,950	1,346		3,296
Materials	—	1,953	—		1,953

Total Convertible Bonds	—	3,903	1,346		5,249

Corporate Bonds
Consumer Discretionary	—	1,116,455	7,543		1,123,998
Consumer Staples	—	181,150	—		181,150
Energy	—	226,878	10,406		237,284
Financials	—	707,639	24,086		731,725
Health Care	—	335,556	—		335,556
Industrials	—	379,914	88,657		468,571
Information Technology	—	285,723	—		285,723
Materials	—	426,293	5,055		431,348
Telecommunication Services	—	338,109	—		338,109
Utilities	—	116,852	22,607		139,459

Total Corporate Bonds	—	4,114,569	158,354		4,272,923

Mortgage Pass-Through Securities	—	429,270	—		429,270
Private Placements
Commercial	—	—	62,813		62,813
Residential	—	—	70,000		70,000
U.S. Treasury Obligations	—	702,779	—		702,779
Investment Companies	14,625	—	—		14,625

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Loan Participations & Assignments
Consumer Discretionary	—	387,991	3,125		391,116
Consumer Staples	—	38,610	—		38,610
Energy	—	30,531	—		30,531
Financials	—	75,201	—		75,201
Health Care	—	138,305	—		138,305
Industrials	—	70,195	—		70,195
Information Technology	—	136,839	1,324		138,163
Materials	—	71,527	—		71,527
Telecommunication Services	—	23,353	—		23,353
Utilities	—	67,777	—		67,777

Total Loan Participations & Assignments	—	1,040,329	4,449		1,044,778

Option Purchased
Put Options Purchased	1,784	—	—		1,784
Payer Options Purchased on
Interest Rate Swaps	—	103	—		103
Warrants
Consumer Discretionary	—	10,545	—		10,545
Industrials	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	5,504,264	—	—		5,504,264
U.S. Treasury Obligations	—	25,690	—		25,690

Total Investments in Securities	$5,582,963	$7,404,173	$304,330		$13,291,466

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(982,678)	$—		$(982,678)
Options Written
Payer Options Written on Interest
Rate Swaps	—	— (a)	—		— (a)

Total Liabilities	$—	$(982,678)	$—		$(982,678)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$17,794	$—		$17,794
Futures Contracts	1,760	—	—		1,760
Swaps	—	103,304	—		103,304

Total Appreciation in Other Financial Instruments	$1,760	$121,098	$—		$122,858

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(4,850)	$—		$(4,850)
Futures Contracts	(11,008)	—	—		(11,008)
Swaps	—	(99,339)	—		(99,339)

Total Depreciation in Other Financial Instruments	$(11,008)	$(104,189)	$—		$(115,197)

(a) Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2012		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2012
Investments in Securities
Asset - Backed Securities	$—		$—	$9	$—	$6,157		$(468)	$—	$—	$5,698
Common Stocks - Consumer Discretionary	—		—	—	—	200		—	—	—	200
Common Stocks - Industrials	—		—	164	—	327		—	—	—	491
Common Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Materials	20		—	—	—	—		—	—	—	20
Convertible Bonds - Consumer Discretionary	—		—	—	—	1,346		—	—	—	1,346
Corporate Bonds - Consumer Discretionary	2,887		(1,869)	1,630	—	3,980		(1,546)	2,461	—	7,543
Corporate Bonds - Energy	11,412		—	(1,006)	—	—		—	—	—	10,406
Corporate Bonds - Financials	1,161		721	443	1	22,500		(1,420)	680	—	24,086
Corporate Bonds - Industrials	8,566		—	1,446	123	2,270		(1,066)	77,318	—	88,657
Corporate Bonds - Information Technology	8,525		—	—	—	—		—	—	(8,525)	—
Corporate Bonds - Materials	5,045		—	(39)	—	49		—	—	—	5,055
Corporate Bonds - Utilities	—		—	(880)	5	—		—	23,482	—	22,607
Loan Participations & Assignments - Consumer Discretionary	—		—	(1,585)	—	—		—	4,710	—	3,125
Loan Participations & Assignments - Information Technology	3,848		—	(108)	8	—		(2,424)	—	—	1,324
Preferred Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks - Materials	959		—	—	—	—		—	—	—	959
Private Placements - Commercial Loans	62,760		—	53	—	—		—	—	—	62,813
Private Placements - Residential Loans	70,000		—	—	—	—		—	—	—	70,000
Warrants - Energy	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$175,183		$(1,148)	$127	$137	$36,829		$(6,924)	$108,651	$(8,525)	$304,330

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Security has a zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,247,000)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/2012		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	$219,431		Market Comparable Companies	EBITDA Multiple (b)	5.4x - 6.904x (6.40x	)
				Discount for lack of marketability (a)	20% - 30% (29.09%	)
	490,710		Discounted Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A	)

Common Stock	710,141

	959,049		Discounted Cash Flow	Discount for lack of marketability (a)	15% (N/A	)
	0	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.4x (N/A	)
				Discount for lack of marketability (a)	30% (N/A	)

Preferred Stock	959,049

	9,772,067		Market Comparable Companies	EBITDA Multiple (b)	5.90x - 6.904x (6.45x	)
				Discount for lack of marketability (a)	20% - 30% (25.45%	)
Corporate Bond	9,772,067

	0		Discounted Terms of Plan of Reorganization	Issue Price vs. Strike Price	N/A

Warrants	0

	155,312,945		Portfolio Pricing Matrix	Broker Yield Spreads	0 - 510 (68.3)

Mortgage Private Placements	155,312,945

#	The table above does not include level 3 securities deemed illiquid and valued by vendors or brokers or securities that are valued by broker quotes with unobservable inputs. At 5/31/12, the value of these securities is $31,258,914 and $106,316,179, respectively.
(b)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in Preferred Stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, projected cash flow discounted rates and prepayment rates may decrease (increase) the fair value measurement.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Security — 0.2%
141	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e) (Cost $130)	132

Corporate Bonds — 0.2%
	Consumer Discretionary — 0.1%
	Gaming — 0.1%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e)	96

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
13	Capmark Financial Group, Inc., VAR, 9.000%, 09/30/15	13

	Materials — 0.1%
	Containers & Packaging — 0.1%
34	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	34

	Total Corporate Bonds (Cost $146)	143

Municipal Bonds — 77.2% (t)
	Alabama — 0.4%
	Other Revenue — 0.4%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	252

	Alaska — 1.6%
	Other Revenue — 1.6%
250	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.000%, 06/01/40 (w)	265
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	368
200	City of Valdez, BP Pipelines, Inc. Project, Series A, Rev., 5.000%, 01/01/16	226
160	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	158

	Total Alaska	1,017

	Arizona — 3.4%
	Education — 0.6%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	334
55	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	55

		389

	Hospital — 0.2%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	111

	Other Revenue — 1.6%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	255
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	206
510	Phoenix-Mesa Airport Authority, Mesa Project, Rev., 4.000%, 07/01/20	539

		1,000

	Water & Sewer — 1.0%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	650

	Total Arizona	2,150

	Arkansas — 0.2%
	Housing — 0.2%
135	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	143

	California — 2.6%
	General Obligation — 1.0%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, GO, AGM, Zero Coupon, 08/01/30	83
100	Escondido Union High School District, Capital Appreciation, Election 2008, Series A, GO, AGC, Zero Coupon, 08/01/23	67
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	109
135	San Mateo Union High School District, GO, BAN, Zero Coupon, 02/15/15	132
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	45
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	233

		669

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.2%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	108

	Housing — 0.1%
40	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	41

	Other Revenue — 0.4%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	287

	Prerefunded — 0.9%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	319
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	236

		555

	Total California	1,660

	Colorado — 2.2%
	General Obligation — 1.7%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
100	GO, 5.250%, 12/15/20	127
435	GO, 5.250%, 12/15/22	561
300	Pueblo County, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	361

		1,049

	Housing — 0.1%
95	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	99

	Other Revenue — 0.4%
205	City & County of Denver, Series A, Rev, AMT, 5.500%, 11/15/19	249

	Total Colorado	1,397

	Connecticut — 0.5%
	Other Revenue — 0.5%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	52
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	236

	Total Connecticut	288

	Delaware — 0.1%
	Housing — 0.1%
70	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	71

	District of Columbia — 1.1%
	Certificate of Participation/Lease — 0.2%
75	Washington Convention Center Authority, Senior Lien, Series A, Rev., COP, AMBAC, 5.000%, 10/01/13	79

	Other Revenue — 0.9%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	116
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	127
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	217
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	118

		578

	Total District of Columbia	657

	Florida — 6.7%
	General Obligation — 1.4%
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, 5.000%, 04/01/17	841

	Housing — 0.3%
180	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	195

	Other Revenue — 5.0%
75	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14	82
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	241
125	Citizens Property Insurance Corp., Senior Secured High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/13	129

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
185	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	198
500	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	531
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	225
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	123
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	109
250	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	289
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	685
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	543

		3,155

	Total Florida	4,191

	Georgia — 3.5%
	Other Revenue — 3.3%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	534
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	295
200	Georgia Housing & Finance Authority, Non-Single Family, Series B, Rev., 4.000%, 12/01/29	214
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	342
	Main Street Natural Gas, Inc.,
45	Series A, Rev., 5.000%, 09/15/13	47
100	Series B, Rev., 5.000%, 03/15/15	106
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	315
200	Series C, Rev., 5.000%, 10/01/16	223

		2,076

	Utility — 0.2%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	106

	Total Georgia	2,182

	Guam — 0.3%
	Other Revenue — 0.3%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	210

	Hawaii — 0.2%
	General Obligation — 0.2%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	118

	Illinois — 4.5%
	Education — 0.2%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	119

	General Obligation — 1.4%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	146
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	63
410	Series C, GO, 5.250%, 12/01/32	526
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	178

		913

	Housing — 0.5%
280	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	298

	Other Revenue — 1.9%
150	City of Chicago, Waterworks, Second Lien, Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	188
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	223
300	Illinois Finance Authority, DePaul University, Series C, Rev., 5.250%, 10/01/24	321
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	114
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	208

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
120	Rev., 5.250%, 06/01/21	139

		1,193

	Transportation — 0.5%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	327

	Total Illinois	2,850

	Indiana — 2.3%
	General Obligation — 0.2%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	108

	Other Revenue — 2.1%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	116
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	80
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	286
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	174
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	253
150	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	164
250	Indiana State Finance Authority, Wastewater Utility First Revenue, Series A, Rev., 5.250%, 10/01/31	290

		1,363

	Total Indiana	1,471

	Iowa — 0.1%
	Housing — 0.1%
85	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	91

	Kansas — 0.5%
	Hospital — 0.4%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	234

	Housing — 0.1%
60	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	63

	Total Kansas	297

	Kentucky — 0.6%
	Housing — 0.2%
85	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	92

	Other Revenue — 0.4%
250	Louisville/Jefferson County, Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	252

	Total Kentucky	344

	Louisiana — 0.4%
	Housing — 0.1%
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	27

	Other Revenue — 0.1%
75	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	89

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	143

	Total Louisiana	259

	Maryland — 0.2%
	Transportation — 0.2%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Massachusetts — 4.2%
	Education — 2.1%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	448

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series L, Rev., 5.250%, 07/01/33	735
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	112

		1,295

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	154

	Other Revenue — 1.0%
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	656

	Transportation — 0.6%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	399

	Water & Sewer — 0.2%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	132

	Total Massachusetts	2,636

	Michigan — 3.8%
	General Obligation — 1.5%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	48
500	Detroit City School District, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	580
270	Rockford Public Schools, GO, Q-SBLF, 5.000%, 05/01/16	312

		940

	Other Revenue — 2.3%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.500%, 07/01/16	118
385	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	420
500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., 1.000%, 05/30/18	500
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	230
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	170

		1,438

	Total Michigan	2,378

	Minnesota — 2.6%
	Hospital — 0.3%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	212

	Housing — 1.3%
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities, City Living,
235	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	251
505	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	542

		793

	Other Revenue — 1.0%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (f) (i)	206
65	Minnesota Housing Finance Agency, Mortgage-Backed Securities, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	70
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	350
		626

	Total Minnesota	1,631

	Mississippi — 0.5%
	Other Revenue — 0.5%
100	Mississippi Development Bank, Harrison County Coliseum, Series A, Rev., 5.250%, 01/01/34	124
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Series A, Rev., 5.250%, 01/01/30	189

	Total Mississippi	313

	Missouri — 2.5%
	General Obligation — 0.5%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	298

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.1%
50	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	53

	Other Revenue — 1.1%
250	Missouri Housing Development Commission, Non AMT, Non ACE, Special Homeowner Mortgage, Single Family Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	271
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	220
225	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., GNMA/FNMA, 5.150%, 09/01/34	235

		726

	Transportation — 0.8%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	492

	Total Missouri	1,569

	Montana — 0.8%
	Housing — 0.2%
125	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	131

	Other Revenue — 0.6%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	109
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	238

		347

	Total Montana	478

	Nebraska — 1.2%
	General Obligation — 1.2%
	City of Omaha, Omaha Convention Centre, Arena,
295	GO, 5.250%, 04/01/25	390
285	GO, 5.250%, 04/01/27	381

	Total Nebraska	771

	Nevada — 0.3%
	Certificate of Participation/Lease — 0.2%
95	Las Vegas Convention & Visitors Authority, Rev., COP, AMBAC, 5.000%, 07/01/17	106

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	55

	Total Nevada	161

	New Hampshire — 1.2%
	Other Revenue — 1.2%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	269
100	Rev., NATL-RE, 5.500%, 06/01/27	135
150	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	157
195	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	212

	Total New Hampshire	773

	New Jersey — 1.7%
	Other Revenue — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	300
200	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	224
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	209

		733

	Special Tax — 0.6%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	359

	Total New Jersey	1,092

	New Mexico — 1.6%
	Housing — 0.1%
20	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	21

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.5%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	459
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	61
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
195	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	217
200	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	224

		961

	Total New Mexico	982

	New York — 6.5%
	Hospital — 0.3%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	186

	Other Revenue — 6.2%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	288
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	285
240	Rev., 5.375%, 06/15/43	277
450	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/29	533
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	364
260	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/14	281
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	203
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	421
390	Series B, Rev., 5.500%, 10/15/30	537
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	425
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18 (w)	284

		3,898

	Total New York	4,084

	North Carolina — 0.7%
	Education — 0.3%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	151

	Housing — 0.3%
175	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	182

	Utility — 0.1%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13 (p)	77

	Total North Carolina	410

	Ohio — 3.2%
	General Obligation — 0.5%
185	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	238
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	59

		297

	Housing — 0.2%
130	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	135

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
225	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	259

	Other Revenue — 2.1%
205	Akron, Bath and Copley Joint Township Hospital District, Ohio Hospital Improvement and Refunding, Rev., 4.000%, 11/15/15	222
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	136

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	105
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17 (w)	189
	Ohio Housing Finance Agency, Single Family Mortgage,
270	Series 1, Rev., 5.000%, 11/01/28	293
195	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	212
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	168

		1,325

	Total Ohio	2,016

	Oklahoma — 0.4%
	Other Revenue — 0.4%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	261

	Oregon — 1.3%
	Education — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 0.6%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	213
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	27
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	127

		367

	Other Revenue — 0.6%
75	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	80
215	Port of Portland, International Airport, Rev., 5.000%, 07/01/19	258

		338

	Total Oregon	783

	Pennsylvania — 2.4%
	Other Revenue — 2.2%
	Allegheny County Airport Authority,
50	Series 2B, Rev., FGIC, 5.000%, 01/01/18	55
500	Series A-1, Rev., 5.000%, 01/01/22	560
	Allegheny County Higher Education Building Authority, Duquesne University,
160	Series A, Rev., 5.000%, 03/01/20	186
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16	160
395	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	432

		1,393

	Resource Recovery — 0.2%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	140

	Total Pennsylvania	1,533

	Puerto Rico — 0.9%
	Other Revenue — 0.9%
25	Puerto Rico Highway & Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	28
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
20	Series AA, Rev., NATL-RE, 5.500%, 07/01/17	23
165	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	189
185	Series AA, Rev., NATL-RE, 5.500%, 07/01/20	212
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	104
5	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	5

	Total Puerto Rico	561

	South Dakota — 0.4%
	Other Revenue — 0.4%
250	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31 (w)	268

	Tennessee — 0.6%
	Other Revenue — 0.6%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	142

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
245	Tennessee Housing Development Agency, Home Ownership Program, Series A, Rev., 4.500%, 07/01/31	259

	Total Tennessee	401

	Texas — 5.0%
	Education — 0.5%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	113
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	185

		298

	General Obligation — 1.2%
80	Fort Bend County, GO, 5.250%, 03/01/28	92
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	260
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	401

		753

	Hospital — 0.3%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	194

	Housing — 0.2%
110	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	118

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	110

	Other Revenue — 2.2%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	167
200	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	219
250	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	275
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13	202
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	522

		1,385

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	19

	Utility — 0.4%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	69
150	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	164

		233

	Total Texas	3,110

	Utah — 1.0%
	Certificate of Participation/Lease — 0.9%
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	601

	Other Revenue — 0.1%
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	52

	Total Utah	653

	Vermont — 0.4%
	Other Revenue — 0.4%
250	Vermont Housing Finance Agency, Series B, Rev., AMT, 4.125%, 11/01/42	261

	Virginia — 0.1%
	Other Revenue — 0.1%
50	Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	54

	Washington — 1.4%
	General Obligation — 0.3%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	168

	Other Revenue — 1.1%
150	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	177
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	349

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Other Revenue –– Continued
190		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	206

			732

		Total Washington	900

		Wyoming — 1.1%
		Other Revenue — 1.1%
375		Laramie County Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	415
250		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32 (w)	259

		Total Wyoming	674

		Total Municipal Bonds (Cost $45,546)	48,510

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc., ADR (a) (f) (i) (Cost $–)	—	(h)

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
–	(h)	Constar International, Inc., 11.000% (a) (f) (i) (Cost $10)	10

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 17.2%
		Consumer Discretionary — 6.3%
		Auto Components — 0.8%
		Autoparts Holdings Ltd., Term Loan,
66		VAR, 6.500%, 07/29/17	64
34		VAR, 6.500%, 07/29/17	32
121		Remy International, Term Loan B, VAR, 6.250%, 12/16/16	120
148		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	148
150		Wabash National Corp., Term Loan B, VAR, 6.000%, 05/08/19	148

			512

		Automobiles — 0.2%
149		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	148

		Broadcasting & Cable TV — 0.4%
75		Mediacom LLC, Term Loan C, VAR, 1.950%, 01/31/15	72
145		Yankee Cable Acquisition LLC, Term Loan B, VAR, 6.500%, 08/26/16	144

			216

		Gaming — 1.0%
100		Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.239%, 01/28/15	91
144		CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	143
		Isle of Capri Casinos, Inc., Term Loan B,
143		VAR, 4.750%, 11/01/13	142
6		VAR, 4.750%, 11/01/13	6
150		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	154
100		ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	100

			636

		Hotels, Restaurants & Leisure — 1.0%
		FOCUS Brands Inc., 1st Lien Term Loan,
6		VAR, 6.250%, 02/21/18	6
89		VAR, 6.250%, 02/21/18	89
1		VAR, 7.250%, 02/21/18	1
		Landry’s, Inc., Term Loan,
150		VAR, 6.500%, 04/24/18	149
–	(h)	VAR, 6.500%, 04/24/18	—	(h)
150		MTL Publishing LLC, Term Loan, VAR, 03/01/18 ^	149
		NPC International, Term Loan,
60		VAR, 5.250%, 12/28/18	60
40		VAR, 5.250%, 12/28/18	40
150		Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	148

			642

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Household Durables — 0.3%
150		Yankee Candle Co., Inc., 1st Lien Term Loan, VAR, 5.250%, 04/02/19	149

		Leisure Equipment & Products — 0.7%
143		Eastman Kodak, DIP Loan, VAR, 8.500%, 07/20/13	143
150		Formula One Group, Term Loan, VAR, 06/14/18 ^	148
		Freedom Group, Inc., Term B Loan,
148		VAR, 5.500%, 04/19/19	147
2		VAR, 5.500%, 04/19/19	3

			441

		Media — 1.5%
92		Barrington Broadcasting Group LLC, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	92
96		Cengage Learning Acquisitions, Inc., Term Loan, VAR, 2.490%, 07/03/14	87
150		Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	148
95		Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	95
99		Gray Television, Inc., Term Loan B, VAR, 3.740%, 12/31/14	98
15		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	15
93		Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	92
54		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	54
		R.H. Donnelley, Inc., Exit Term Loan,
32		VAR, 9.000%, 10/24/14	14
27		VAR, 9.000%, 10/24/14	12
12		VAR, 9.000%, 10/24/14	5
		Radio One, Inc., 1st Lien Term Loan B,
91		VAR, 7.500%, 03/31/16	90
5		VAR, 7.500%, 03/31/16	5
2		VAR, 7.500%, 03/31/16	2
70		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.489%, 03/31/17	64
57		Univision Communications, Inc., Initial Term Loan, VAR, 2.239%, 09/29/14	55

			928

		Specialty Retail — 0.4%
		Academy Ltd., Initial Term Loan,
88		VAR, 6.000%, 08/03/18	88
12		VAR, 6.000%, 08/03/18	12

		Claire’s Stores, Inc., Term Loan B,
50		VAR, 2.989%, 05/29/14	46
21		VAR, 3.216%, 05/29/14	20
100		Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18	98

			264

		Total Consumer Discretionary	3,936

		Consumer Staples — 0.9%
		Food & Staples Retailing — 0.2%
99		SUPERVALU, Inc., Term B-2 Loan, VAR, 3.489%, 10/05/15	98

		Food Products — 0.3%
		Dole Food Co., Tranche B-2 Term Loan,
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	6
6		VAR, 5.000%, 07/08/18	5
6		VAR, 5.000%, 07/08/18	5
1		VAR, 6.000%, 07/08/18	1
		Dole Food Co., Tranche C2 Term Loan,
5		VAR, 5.000%, 07/08/18	5
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
6		VAR, 5.000%, 07/08/18	6
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	8
8		VAR, 5.000%, 07/08/18	9
8		VAR, 5.000%, 07/08/18	8
2		VAR, 6.000%, 07/08/18	2
		Pierre Foods, Inc., 1st Lien Term Loan,
99		VAR, 7.000%, 09/30/16	99
–	(h)	VAR, 7.000%, 09/30/16	—	(h)

			196

		Household Products — 0.3%
		Prestige Brands, Term B Loan,
88		VAR, 5.250%, 01/31/19	88
1		VAR, 6.250%, 01/31/19	1
		Spectrum Brands, Inc., New Term Loan,
44		VAR, 5.000%, 06/17/16	44
33		VAR, 5.000%, 06/17/16	33
–	(h)	VAR, 6.250%, 06/17/16	—	(h)

			166

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Personal Products — 0.1%
	NBTY, Inc., Term Loan B1,
78	VAR, 4.250%, 10/01/17	77
3	VAR, 4.250%, 10/01/17	3
6	VAR, 4.250%, 10/01/17	5

		85

	Total Consumer Staples	545

	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
150	Arch Coal, Inc., 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	146
150	Chesapeake Energy Corp.,Term Loan, VAR, 8.500%, 12/02/17	147
113	NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	110

	Total Energy	403

	Financials — 0.6%
	Capital Markets — 0.0% (g)
21	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	21

	Diversified Consumer Services — 0.2%
7	Realogy Corp., Extended Synthetic Commitments, VAR, Daily rate 4.491%, 10/10/16	7
93	Realogy Corp., Extended Term Loan, VAR, 4.489%, 10/10/16	84

		91

	Diversified Financial Services — 0.1%
	Harland Clarke Holdings Corp., Term Loan B,
18	VAR, 2.739%, 06/30/14	17
18	VAR, 2.739%, 06/30/14	16
14	VAR, 2.739%, 06/30/14	12
13	VAR, 2.739%, 06/30/14	12
11	VAR, 2.739%, 06/30/14	10
13	VAR, 2.970%, 06/30/14	12

		79

	Insurance — 0.2%
113	CNO Financial Group, Inc., Term Loan B1, VAR, 6.250%, 09/30/16	113

	Real Estate Investment Trusts (REITs) — 0.1%
	iStar Financial, Inc., Term Loan A-1,
30	VAR, 5.000%, 06/28/13	30
16	VAR, 5.000%, 06/28/13	16

		46

	Total Financials	350

	Health Care — 2.3%
	Health Care Equipment & Supplies — 0.2%
	Biomet, Inc., Dollar Term Loans,
42	VAR, 3.239%, 03/25/15	41
58	VAR, 3.474%, 03/25/15	56

		97

	Health Care Providers & Services — 1.2%
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
43	VAR, 2.489%, 07/25/14	42
17	VAR, 2.489%, 07/25/14	17
35	VAR, 2.717%, 07/25/14	34
100	HMA, Term Loan B, VAR, 4.500%, 11/16/18	98
99	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	98
99	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	93
99	Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	94
91	Multiplan, Inc., Term Loan B, VAR, 4.750%, 08/26/17	89
100	National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 7.000%, 02/09/17	98
119	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	118

		781

	Pharmaceuticals — 0.9%
	Aptalis Pharma, Inc., Term Loan,
134	VAR, 5.500%, 02/10/17	129
14	VAR, 5.500%, 02/10/17	14
146	Capsugel Holdings, Inc., Term Loan, VAR, 5.250%, 08/01/18	146
	Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B,
99	VAR, 5.250%, 09/15/17	98
51	VAR, 5.250%, 09/15/17	50
150	Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.500%, 06/01/17	147

		584

	Total Health Care	1,462

	Industrials — 3.1%
	Aerospace & Defense — 0.4%
99	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	99
99	Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	98

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Aerospace & Defense — Continued
50		Transdigm Group, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 02/14/17	50

			247

		Airlines — 0.3%
99		Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	96
99		United Airlines, Inc., Term Loan B, VAR, 2.250%, 02/01/14	95

			191

		Building Products — 0.6%
4		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.368%, 02/07/14	2
45		Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.489%, 02/07/14	26
		Nortek, Inc., 1st Lien Term Loan,
49		VAR, 5.250%, 04/26/17	49
–	(h)	VAR, 5.250%, 04/26/17	—	(h)
–	(h)	VAR, 5.250%, 04/26/17	—	(h)
–	(h)	VAR, 6.250%, 04/26/17	—	(h)
150		Roofing Supply Group, Term Loan, VAR, 04/30/19 ^	150
150		Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	150

			377

		Commercial Services & Supplies — 0.5%
149		ACCO Brands Corp., Term B Loan, VAR, 4.250%, 05/01/19	149
50		SCH Group, Term Loan, VAR, 04/28/17 ^	48
		WCA Waste Corp., Term Loan,
100		VAR, 5.500%, 03/23/18	99
–	(h)	VAR, 5.500%, 03/23/18	—	(h)

			296

		Industrial Conglomerates — 0.2%
31		BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	30
86		BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	86

			116

		Industrial Machinery — 0.2%
134		Intelligrated, Inc., Term Loan, VAR, 7.500%, 02/17/17	132

		Machinery — 0.4%
46		Colfax Corp., Term Loan, VAR, 4.500%, 01/13/19	46
100		Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	100
135		Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	130

			276

		Road & Rail — 0.5%
150		RailAmerica, Term Loan B, VAR, 4.000%, 03/01/19	149
		Swift Transportation Co., Tranche B-2 Term Loan,
67		VAR, 5.000%, 12/15/17	66
61		VAR, 5.000%, 12/15/17	61
11		VAR, 5.000%, 12/15/17	11
4		VAR, 5.000%, 12/15/17	4
2		VAR, 5.000%, 12/15/17	2

			293

		Total Industrials	1,928

		Information Technology — 1.6%
		Communications Equipment — 0.2%
49		Avaya, Inc., Term Loan B1, VAR, 3.217%, 10/24/14	46
98		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.967%, 10/26/17	86

			132

		Computers & Peripherals — 0.1%
		Sealed Air Corp., Term Loan B,
53		VAR, 4.750%, 10/03/18	52
46		VAR, 4.750%, 10/03/18	46

			98

		Electronic Equipment, Instruments & Components — 0.2%
100		CDW Corp., Non Extended B-1 Term Loan, VAR, 3.739%, 10/10/14	99
20		Unifrax LLC, Term Loan B, VAR, 6.500%, 11/28/18 ^	20

			119

		Internet Software & Services — 0.4%
90		Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	88
148		Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	148

			236

		IT Services — 0.0% (g)
15		First Data Corp., Initial Tranche B3, VAR, 2.989%, 09/24/14	14

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Semiconductors & Semiconductor Equipment — 0.3%
77		Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.489%, 12/01/16	72
100		NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/04/17	98

			170

		Software — 0.4%
135		Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	132
100		Misys plc, 1st Lien Term Loan, VAR, 10/22/18 ^	98

			230

		Total Information Technology	999

		Materials — 1.6%
		Chemicals — 0.8%
		Harko C.V., Term Loan B,
57		VAR, 5.750%, 08/02/17	57
42		VAR, 5.750%, 08/02/17	42
55		Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	53
		Nexeo Solutions, Term Loan,
3		VAR, 5.000%, 09/08/17	3
40		VAR, 5.000%, 09/08/17	39
33		VAR, 5.000%, 09/08/17	32
30		VAR, 5.000%, 09/08/17	29
150		PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	148
		Trinseo S.A., 1st Lien Term Loan,
95		VAR, 6.000%, 08/02/17	85
4		VAR, 6.750%, 08/02/17	3

			491

		Containers & Packaging — 0.2%
		Reynolds Group Holdings, U.S. Term Loan,
60		VAR, 6.500%, 02/09/18	60
54		VAR, 6.500%, 02/09/18	54
31		VAR, 6.500%, 02/09/18	31
1		VAR, 6.500%, 02/09/18	1
1		VAR, 6.500%, 02/09/18	1
–	(h)	VAR, 6.500%, 02/09/18	—	(h)

			147

		Metals & Mining — 0.2%
150		Noranda Aluminum Acquisition Corp., Term B Loan, VAR, 5.750%, 02/28/19	150

		Paper & Forest Products — 0.4%
125		Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	118
100		Osmose Holdings, Inc., Term Loan, VAR, 6.500%, 05/04/18	100

			218

		Total Materials	1,006

		Utilities — 0.2%
		Independent Power Producers & Energy Traders — 0.2%
		Dynegy Midwest Generation, Inc., Term Loan,
–	(h)	VAR, 9.250%, 08/05/16	—	(h)
40		VAR, 9.250%, 08/05/16	41
		Dynegy Power LLC, Term Loan,
60		VAR, 9.250%, 08/05/16	62
–	(h)	VAR, 9.250%, 08/05/16	—	(h)
47		Texas Competitive Electric, Extended Term Loan, VAR, 4.739%, 10/10/17	27
47		Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.739%, 10/10/14	28

		Total Utilities	158

		Total Loan Participations & Assignments (Cost $10,852)	10,787

SHARES
Short-Term Investment — 7.5%
		Investment Company — 7.5%
4,723		JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $4,723)	4,723

		Total Investments — 102.3% (Cost $61,407)	64,305
		Liabilities in Excess of Other Assets — (2.3)%	(1,426)

		NET ASSETS — 100.0%	$62,879

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DIP	—	Debtor-in-possession
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $250,000 which amounts to 0.4% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security
^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
*	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,085
Aggregate gross unrealized depreciation	(187)
Net unrealized appreciation/depreciation	$2,898

Federal income tax cost of investments	$61,407

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI") (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—	$—	(a)	$—	(a)

Total Common Stock	—	—	—	(a)	—	(a)

Preferred Stock
Materials	—	—	10		10

Total Preferred Stock	—	—	10		10

Debt Securities
Commercial Mortgage-Backed Securities	—	132	—		132
Corporate Bonds
Consumer Discretionary	—	96	—		96
Financials	—	13	—		13
Materials	—	—	34		34

Total Corporate Bonds	—	109	34		143

Municipal Bonds
Alabama
Other Revenue	—	252	—		252
Alaska
Other Revenue	—	1,017	—		1,017
Arizona
Education	—	389	—		389
Hospital	—	111	—		111
Other Revenue	—	1,000	—		1,000
Water & Sewer	—	650	—		650

Total Arizona	—	2,150	—		2,150

Arkansas
Housing	—	143	—		143
California
General Obligation	—	669	—		669
Hospital	—	108	—		108
Housing	—	41	—		41
Other Revenue	—	287	—		287
Prerefunded	—	555	—		555

Total California	—	1,660	—		1,660

Colorado
General Obligation	—	1,049	—		1,049
Housing	—	99	—		99
Other Revenue	—	249	—		249

Total Colorado	—	1,397	—		1,397

Connecticut
Other Revenue	—	288	—		288

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Delaware
Housing $	$—	$71	$—	$71
District of Columbia
Certificate of Participation/Lease	—	79	—	79
Other Revenue	—	578	—	578

Total District of Columbia	—	657	—	657

Florida
General Obligation	—	841	—	841
Housing	—	195	—	195
Other Revenue	—	3,155	—	3,155

Total Florida	—	4,191	—	4,191

Georgia
Other Revenue	—	2,076	—	2,076
Utility	—	106	—	106

Total Georgia	—	2,182	—	2,182

Guam
Other Revenue	—	210	—	210
Hawaii
General Obligation	—	118	—	118
Illinois
Education	—	119	—	119
General Obligation	—	913	—	913
Housing	—	298	—	298
Other Revenue	—	1,193	—	1,193
Transportation	—	327	—	327

Total Illinois	—	2,850	—	2,850

Indiana
General Obligation	—	108	—	108
Other Revenue	—	1,363	—	1,363

Total Indiana	—	1,471	—	1,471

Iowa
Housing	—	91	—	91
Kansas
Hospital	—	234	—	234
Housing	—	63	—	63

Total Kansas	—	297	—	297

Kentucky
Housing	—	92	—	92
Other Revenue	—	252	—	252

Total Kentucky	—	344	—	344

Louisiana
Housing	—	27	—	27
Other Revenue	—	89	—	89
Transportation	—	143	—	143

Total Louisiana	—	259	—	259

Maryland
Transportation	—	109	—	109
Massachusetts
Education	—	1,295	—	1,295
Industrial Development Revenue/Pollution Control Revenue	—	154	—	154

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$656	$—	$656
Transportation	—	399	—	399
Water & Sewer	—	132	—	132

Total Massachusetts	—	2,636	—	2,636

Michigan
General Obligation	—	940	—	940
Other Revenue	—	1,438	—	1,438

Total Michigan	—	2,378	—	2,378

Minnesota
Hospital	—	212	—	212
Housing	—	793	—	793
Other Revenue	—	420	206	626

Total Minnesota	—	1,425	206	1,631

Mississippi
Other Revenue	—	313	—	313
Missouri
General Obligation	—	298	—	298
Housing	—	53	—	53
Other Revenue	—	726	—	726
Transportation	—	492	—	492

Total Missouri	—	1,569	—	1,569

Montana
Housing	—	131	—	131
Other Revenue	—	347	—	347

Total Montana	—	478	—	478

Nebraska
General Obligation	—	771	—	771
Nevada
Certificate of Participation/Lease	—	106	—	106
General Obligation	—	55	—	55

Total Nevada	—	161	—	161

New Hampshire
Other Revenue	—	773	—	773
New Jersey
Other Revenue	—	733	—	733
Special Tax	—	359	—	359

Total New Jersey	—	1,092	—	1,092

New Mexico
Housing	—	21	—	21
Other Revenue	—	961	—	961

Total New Mexico	—	982	—	982

New York
Hospital	—	186	—	186
Other Revenue	—	3,898	—	3,898

Total New York	—	4,084	—	4,084

North Carolina
Education	—	151	—	151
Housing	—	182	—	182
Utility	—	77	—	77

Total North Carolina	—	410	—	410

Ohio
General Obligation	—	297	—	297
Housing	—	135	—	135

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development
Revenue/Pollution Control Revenue	$—	$259	$—	$259
Other Revenue	—	1,325	—	1,325

Total Ohio	—	2,016	—	2,016

Oklahoma
Other Revenue	—	261	—	261
Oregon
Education	—	78	—	78
General Obligation	—	367	—	367
Other Revenue	—	338	—	338

Total Oregon	—	783	—	783

Pennsylvania
Other Revenue	—	1,393	—	1,393
Resource Recovery	—	140	—	140

Total Pennsylvania	—	1,533	—	1,533

Puerto Rico
Other Revenue	—	561	—	561
South Dakota
Other Revenue	—	268	—	268
Tennessee
Other Revenue	—	401	—	401
Texas
Education	—	298	—	298
General Obligation	—	753	—	753
Hospital	—	194	—	194
Housing	—	118	—	118
Industrial Development
Revenue/Pollution Control Revenue	—	110	—	110
Other Revenue	—	1,385	—	1,385
Prerefunded	—	19	—	19
Utility	—	233	—	233

Total Texas	—	3,110	—	3,110

Utah
Certificate of Participation/Lease	—	601	—	601
Other Revenue	—	52	—	52

Total Utah	—	653	—	653

Vermont
Other Revenue	—	261	—	261
Virginia
Other Revenue	—	54	—	54
Washington
General Obligation	—	168	—	168
Other Revenue	—	732	—	732

Total Washington	—	900	—	900

Wyoming
Other Revenue	—	674	—	674

Total Municipal Bonds	—	48,304	206	48,510

Loan Participations & Assignments
Consumer Discretionary	—	3,936	—	3,936
Consumer Staples	—	545	—	545

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy	$—	$403	$—	$403
Financials	—	350	—	350
Health Care	—	1,462	—	1,462
Industrials	—	1,928	—	1,928
Information Technology	—	999	—	999
Materials	—	1,006	—	1,006
Utilities	—	158	—	158

Total Loan Participations & Assignments	—	10,787	—	10,787

Short-Term Investment
Investment Company	4,723	—	—	4,723

Total Investments in Securities	$4,723	$59,332	$250	$64,305

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

	Balance as of 02/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Common Stock - Materials	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	(a)
Corporate Bond - Materials	34		—	—		—	—	—	—	—	34
Municipal Bonds
Minnesota - Other Revenue	207		—	(1)		—	—	—	—	—	206
Preferred Stock	10		—	—	(a)	—	—	—	—	—	10

	$251		$—		$(1)	$—	$—	$—	$—	$—	$250

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($1,000).

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMICS,
522	Series 3976, Class AI, IO, 3.500%, 08/15/29 (m)	53
128	Series 3984, Class NS, IF, IO, 6.361%, 01/15/40 (m)	26
	Federal National Mortgage Association REMICS,
102	Series 2010-158, Class KS, IF, IO, 5.761%, 04/25/40 (m)	17
415	Series 2011-145, Class PS, IF, IO, 6.371%, 04/25/30 (m)	82
337	Series 2012-17, Class JS, IF, IO, 6.411%, 11/25/30 (m)	59
145	Series 2012-24, Class S, IF, IO, 5.261%, 05/25/30	25

	Total Collateralized Mortgage Obligations (Cost $250)	262

Daily Demand Notes — 10.4%
	California — 0.2%
350	California Infrastructure & Economic Development Bank, Pacific Gas Electric, Series A, Rev., VRDO, LOC: Mizhuo Corporate Bank, 0.150%, 06/01/12 (m)	350

	Delaware — 0.3%
500	University of Delaware, Series B, Rev., VRDO, 0.190%, 06/01/12	500

	Illinois — 0.2%
485	Illinois Finance Authority, University of Chicago Medical Centre, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/01/12 (m)	485

	Massachusetts — 0.2%
300	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.230%, 06/01/12 (m)	300

	Michigan — 0.2%
100	University of Michigan, Hospital, Series A, Rev., VRDO, 0.170%, 06/01/12	100
	University of Michigan, Medical Services Plan,
150	Series A, Rev., VRDO, 0.140%, 06/01/12	150
200	Series A-1, Rev., VRDO, 0.170%, 06/01/12	200

	Total Michigan	450

	Mississippi — 0.0% (g)
100	Jackson County, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.160%, 06/01/12 (m)	100

	New York — 2.8%
	New York City,
450	Series H, Subseries H-3, GO, VRDO, AGM, 0.250%, 06/01/12	450
300	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.200%, 06/01/12	300
400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/01/12	400
250	Subseries L-3, GO, VRDO, 0.200%, 06/01/12	250
1,100	New York City Trust for Cultural Resources, American Museum of Natural History, Series A-1, Rev., VRDO, 0.200%, 06/01/12	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
250	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.190%, 06/01/12	250
750	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/12	750
100	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 06/01/12	100
200	New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.180%, 06/01/12 (p)	200
1,150	Metropolitan Transportation Authority, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/01/12 (m)	1,150
200	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.180%, 06/01/12	200
330	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Fiscal 2008, Series BB-3, Rev., VRDO, 0.200%, 06/01/12	330

	Total New York	5,480

	Ohio — 1.0%
1,150	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.200%, 06/01/12	1,150

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Daily Demand Notes — Continued
	Ohio — Continued
705	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.180%, 06/01/12	705

	Total Ohio	1,855

	Oklahoma — 1.7%
3,350	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/01/12	3,350

	Pennsylvania — 2.4%
1,600	Montgomery County, Series A, GO, VRDO, 0.170%, 06/01/12	1,600
3,000	County of Lehigh, General Purpose Authority, Valley Health Network, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/12	3,000

	Total Pennsylvania	4,600

	Texas — 0.2%
340	Harris County Health Facilities Development Corp., Baylor College Medical, Series A1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/01/12 (m)	340

	Utah — 1.0%
1,200	Utah Transit Authority, Sales Tax Revenue, Subseries B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.190%, 06/01/12	1,200
650	Utah Transit Authority, Sales Tax Revenue, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/12	650

	Total Utah	1,850

	Wisconsin — 0.2%
350	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/01/12	350

	Total Daily Demand Notes (Cost $20,010)	20,010

Mortgage Pass-Through Securities — 1.0%
	Federal National Mortgage Association, 30 Year, Single Family,
713	TBA, 4.000%, 07/01/42	758
1,064	TBA, 5.000%, 06/25/42	1,152

	Total Mortgage Pass-Through Securities (Cost $1,907)	1,910

Municipal Bonds — 59.1% (t)
	Alabama — 0.4%
	Other Revenue — 0.4%
750	Mobile Industrial Development Board, Alabama Power Company Barry Plant Project, Series A, Rev., 1.650%, 03/20/17	756

	Alaska — 1.3%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	311

	Other Revenue — 1.1%
500	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (w)	530
165	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., 5.000%, 12/01/16 (m)	192
	City of Valdez, BP Pipelines Project,
1,000	Series A, Rev., 5.000%, 01/01/16	1,129
250	Series B, Rev., 5.000%, 01/01/16	282

		2,133

	Total Alaska	2,444

	Arizona — 1.2%
	General Obligation — 0.2%
300	City of Scottsdale, GO, 5.000%, 07/01/21	380

	Hospital — 0.2%
370	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13 (m)	380

	Other Revenue — 0.7%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	266
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15 (m)	116
200	Maricopa County IDA, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14 (m)	206
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	525
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	217

		1,330

	Prerefunded — 0.1%
105	City of Phoenix, Series B, GO, 5.375%, 07/01/12 (p)	105

	Transportation — 0.0% (g)
100	Tucson Airport Authority, Inc., Rev., AGM, 5.000%, 06/01/12	100

	Total Arizona	2,295

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	California — 2.6%
	General Obligation — 2.1%
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 06/01/29	271
1,360	San Francisco City & County, Clean and Safe Neighborhood Parks Bonds, Series B, GO, 4.000%, 06/15/20	1,596
2,000	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,262

		4,129

	Other Revenue — 0.4%
500	California Health Facilities Financing Authority, Lucile Salter Packard, Series A, Rev., 1.450%, 03/15/17 (m)	504
235	California Statewide Communities Development Authority, Anheuser-Busch Project, Rev., 5.300%, 09/01/47 (m)	236

		740

	Prerefunded — 0.1%
125	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., 5.000%, 06/01/12 (m) (p)	125

	Total California	4,994

	Colorado — 0.7%
	General Obligation — 0.2%
295	County of Pueblo, Judicial Complex, COP, AGM, 5.000%, 09/15/20	356

	Other Revenue — 0.5%
100	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	116
750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21 (m)	814
100	University of Colorado, Rev., NATL-RE, 5.000%, 06/01/17	119

		1,049

	Total Colorado	1,405

	Connecticut — 0.7%
	General Obligation — 0.2%
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	109
340	University of Connecticut, Series A, GO, NATL-RE, 5.000%, 01/15/13	350

		459

	Other Revenue — 0.4%
750	State of Connecticut Health & Educational Facility Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16 (m)	794
	Prerefunded — 0.1%
100	State of Connecticut, Series F, GO, 5.000%, 10/15/12 (m) (p)	102

	Total Connecticut	1,355

	Delaware — 0.2%
	Other Revenue — 0.2%
455	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 07/01/29 (m)	489

	District of Columbia — 1.0%
	General Obligation — 0.6%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,135

	Other Revenue — 0.4%
180	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	196
100	District of Columbia, Income Tax, Series D, Rev., 2.500%, 12/01/12 (m)	101
	Metropolitan Washington Airports Authority,
150	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18 (m)	174
150	Series C, Rev., 5.000%, 10/01/19 (m)	184
100	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/12	100

		755

	Total District of Columbia	1,890

	Florida — 5.6%
	General Obligation — 1.8%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO, AGC, 6.000%, 09/01/17	142
200	City of Tampa, Health System Catholic Health, Series A-1, Rev., NATL-RE, 5.500%, 11/15/12	204
500	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30 (m)	549
	Florida State Board Education, Public Education Capital Outlay,
70	Series A, GO, 5.000%, 06/01/12 (m) (p)	71
1,500	Series D, GO, 5.000%, 06/01/25 (m)	1,794

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
100	Florida State, Board Education Lottery, Series C, GO, 5.000%, 06/01/17 (m)	120
500	Orlando Community Redevelopment Agency, Refunding Republic Drive, Tax Allocation, Rev., 4.000%, 04/01/16	535

		3,415

	Other Revenue — 3.7%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	611
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., 1.350%, 06/02/15 (m)	503
175	Florida Housing Finance Corp., Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/41 (m)	188
500	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37 (m)	531
600	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	655
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	835
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	338
100	Florida State Department of Transportation, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	115
270	Florida State, Board Education Lottery, Series E, Rev., 4.000%, 07/01/12 (m)	271
500	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16 (m)	577
300	Hillsborough County Port District, Tampa Port Authority Project, Series A, Rev., NATL-RE, 5.750%, 06/01/12 (m) (p)	303
500	Jacksonville Sales Tax, Rev., 5.000%, 10/01/16 (m)	573
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14 (m)	256
350	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22	363
100	Orlando-Orange County Expressway Authority, Series A, Rev., AMBAC, 5.250%, 07/01/16	104
500	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	577
	South Miami Health Facilities Authority, Baptist Health South Florida Group,
75	Rev., 5.000%, 08/15/12	76
250	Rev., 5.000%, 08/15/13	263

		7,139

	Prerefunded — 0.1%
150	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 04/01/13 (p)	156

	Total Florida	10,710

	Georgia — 2.0%
	General Obligation — 0.4%
100	Barrow County School District, GO, 5.000%, 02/01/13 (m) (p)	103
250	Bulloch County School District, Sales Tax, GO, 4.000%, 05/01/13 (m)	259
100	Paulding County School District, GO, 5.000%, 02/01/17	119
175	Richmond County Board of Education, GO, 5.000%, 10/01/12	178
150	State of Georgia, Series G, GO, 5.000%, 12/01/17 (m)	183

		842

	Other Revenue — 1.5%
1,000	Clarke County Hospital Authority, Athens Regional Medical Center Project, Rev., 4.000%, 01/01/18 (m)	1,127
800	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29 (m)	856
100	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29 (m)	109
250	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16 (m)	268
	Private Colleges & Universities Authority, Mercer University Project,
285	Series A, Rev., 4.000%, 10/01/14	299
230	Series C, Rev., 5.000%, 10/01/16	256

		2,915

	Prerefunded — 0.1%
100	Metropolitan Atlanta Rapid Transit Authority, Second Indenture, Rev., NATL-RE, 5.000%, 01/01/13 (m) (p)	103

	Total Georgia	3,860

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — 1.3%
	General Obligation — 0.2%
305	McHenry County Community Unit School District No. 200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22 (m)	338

	Housing — 0.3%
650	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	692

	Other Revenue — 0.8%
515	City of Chicago O’Hare International Airport, General Airport-3rd Lien, Series A-2, Rev., AGM, 5.750%, 01/01/19 (m)	546
115	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	130
250	City of Joliet, Waterworks and Sewage, Rev., 4.000%, 01/01/15 (m)	266
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15 (m)	347
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	232

		1,521

	Total Illinois	2,551

	Indiana — 2.8%
	Other Revenue — 2.8%
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20 (m)	119
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16 (m)	586
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18 (m) (w)	367
500	Indiana Finance Authority, Parkview Health System, Series A, Rev., 4.000%, 05/01/16 (m)	546
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14 (m)	512
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14 (m)	1,019
250	Series A-2, Rev., VAR, 1.600%, 02/01/17 (m)	253
	Indiana Housing & Community Development Authority, Home First Program,
495	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28 (m)	539
500	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27 (m)	546
	Indianapolis Local Public Improvement Bond Bank,
325	Series D, Rev., 5.000%, 02/01/16 (m)	376
250	Series D, Rev., 5.000%, 06/01/18 (m)	297
100	Series F, Rev., AGM, 5.000%, 01/01/21 (m)	122
200	Wa-Nee Community School Building Corp., First Mortgage, Rev., AGM, 4.250%, 07/15/12	201

	Total Indiana	5,483

	Iowa — 0.8%
	Other Revenue — 0.8%
	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage,
480	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	522
500	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28 (m)	548
500	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14 (m)	514

	Total Iowa	1,584

	Kansas — 0.3%
	Other Revenue — 0.3%
275	City of Wichita, Hospital Facilities, Rev., 4.500%, 11/15/15	303
250	Kansas Development Finance Authority, Series K, Rev., NATL-RE, 4.250%, 11/01/12 (m)	254

	Total Kansas	557

	Kentucky — 0.2%
	Other Revenue — 0.2%
285	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28 (m)	313

	Louisiana — 0.3%
	Other Revenue — 0.3%
635	Louisiana Housing Finance Agency, Single Family Mortgage-Backed Securities Program, Rev., GNMA/FNMA COLL, 2.850%, 06/01/29 (m)	637

	Maine — 0.6%
	Other Revenue — 0.6%
1,000	Maine State Housing Authority, Series A-1, Rev., AMT, 4.500%, 11/15/28 (m)	1,068

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Maryland — 0.1%
	Other Revenue — 0.1%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14 (m)	264

	Massachusetts — 1.6%
	General Obligation — 0.2%
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20 (m)	370
100	Series C, GO, AGM-CR, 5.250%, 11/01/12 (m) (p)	102

		472

	Other Revenue — 1.1%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (m)	771
750	Massachusetts Educational Financing Authority, Series J, Rev., 4.750%, 07/01/19 (m)	814
495	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 0.995%, 11/01/14 (m)	500

		2,085

	Prerefunded — 0.3%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (m) (p)	291
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (m) (p)	236

		527

	Total Massachusetts	3,084

	Michigan — 2.0%
	General Obligation — 0.7%
100	City of Warren, Downtown Development, GO, NATL-RE, FGIC, 5.000%, 10/01/16	105
500	Detroit City School District, Series A, GO, Q-SBLF, 5.000%, 05/01/18 (m)	580
500	Rockford Public Schools District, GO, Q-SBLF, 5.000%, 05/01/15	560
100	State of Michigan, GO, 4.100%, 12/01/13 (m)	105

		1,350

	Other Revenue — 1.3%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/18 (m)	324
	Michigan State Hospital Finance Authority, Ascension Health Credit Group,
250	Rev., VAR, 2.000%, 08/01/14 (m)	257
300	Series A-2, Rev., VAR, 4.000%, 06/01/16 (m)	335
150	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Rev., 5.500%, 11/01/14 (m)	161
500	Michigan State Housing Development Authority, Series A, Rev., 5.000%, 12/01/27 (m)	547
250	Michigan Strategic Fund, Waste Management, Inc. Project, Rev., VAR, 3.200%, 08/01/13 (m)	256
645	Wayne County, Airport, Series D, Rev., NATL-RE, FGIC, 5.500%, 12/01/18	653

		2,533

	Total Michigan	3,883

	Minnesota — 1.9%
	General Obligation — 0.1%
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	109

	Housing — 0.4%
706	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40 (m)	754

	Other Revenue — 1.4%
480	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	521
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program,
490	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26 (m)	525
500	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35 (m)	535
500	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40 (m)	535
	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program,
295	Series B, Rev., GNMA/FNMA COLL, 4.500%, 01/01/31 (m)	321
250	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34 (m)	273

		2,710

	Total Minnesota	3,573

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Mississippi — 0.5%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21 (m)	192

	Other Revenue — 0.4%
740	Mississippi Business Finance Corp., Gulf Opportunity Zone, Series C, Rev., VAR, 0.600%, 05/01/37	740

	Total Mississippi	932

	Missouri — 2.8%
	General Obligation — 1.9%
3,000	City of Kansas, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23 (m)	3,747

	Other Revenue — 0.9%
150	City of Columbia, Special Obligation, Refunding & Improvement, Rev., 4.000%, 02/01/13 (m)	154
250	Missouri Housing Development Commission, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	270
190	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	209
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds, Series B, Rev., 5.000%, 07/01/25 (m)	277
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16 (m)	817

		1,727

	Total Missouri	5,474

	Montana — 0.5%
	Housing — 0.1%
250	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	263

	Other Revenue — 0.4%
500	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	531
150	Montana Facility Finance Authority, Hospital Benefis Healthcare System, Rev., AGC, 5.000%, 01/01/13	154

		685

	Total Montana	948

	Nebraska — 0.7%
	Other Revenue — 0.7%
800	Central Plains Energy Project, Rev., 5.000%, 09/01/16 (m)	887
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	373

	Total Nebraska	1,260

	Nevada — 0.2%
	General Obligation — 0.2%
200	City of Henderson, Water & Sewer Systems, GO, NATL-RE, FGIC, 4.250%, 09/01/12 (m)	202
	Clark County School District,
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	122
100	Series C, GO, NATL-RE, FGIC, 5.000%, 06/15/12 (m)	100

	Total Nevada	424

	New Hampshire — 0.8%
	Other Revenue — 0.8%
650	New Hampshire Health And Education Facilities Authority, Series B-1, Rev., VRDO, 0.200%, 06/11/12	650
500	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	528
295	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	320

	Total New Hampshire	1,498

	New Jersey — 1.6%
	Education — 0.1%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14	218

	Other Revenue — 1.1%
535	Hudson County Improvement Authority, Series B, Rev., 5.000%, 01/01/13 (m)	548
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	550
960	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	1,003

		2,101

	Prerefunded — 0.2%
200	New Jersey Building Authority, Series A, Rev., AMBAC, 5.250%, 12/15/12 (p)	205
135	New Jersey EDA, School Facilities Construction, Series F, Rev., FGIC, 5.000%, 06/15/13 (p)	142

		347

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Short Term Note — 0.2%
500	City of Rahway, GO, BAN, 1.500%, 08/10/12	501

	Total New Jersey	3,167

	New Mexico — 0.7%
	Housing — 0.1%
130	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	132

	Other Revenue — 0.6%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	119
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
200	Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	223
750	Series A, Rev., 4.250%, 03/01/43 (w)	819

		1,161

	Total New Mexico	1,293

	New York — 6.0%
	General Obligation — 0.5%
	New York City,
155	Series B, GO, 5.000%, 08/01/16	180
205	Series C, GO, 5.000%, 08/01/12	207
100	Series E-1, GO, 5.250%, 10/15/17	121
100	Series G, GO, XLCA, 4.500%, 08/01/12	101
100	Subseries J-1, GO, 4.000%, 08/01/12	100
105	Village of Lynbrook, GO, NATL-RE, 3.750%, 12/15/12 (m)	107
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	109

		925

	Other Revenue — 2.8%
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (m)	353
	Metropolitan Transportation Authority,
125	Series A, Rev., AGM, 5.250%, 11/15/24 (m)	127
255	Series C, Rev., AMBAC, 5.500%, 11/15/17 (m)	315
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	117
100	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.000%, 11/01/21	124
100	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Rev., 5.000%, 11/01/12	102
500	New York State Dormitory Authority, North Shore Long Island Jewish, Series A, Rev., 5.000%, 05/01/15	556
800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	813
	New York State Environmental Facilities Corp., Revolving Fund,
200	Rev., 5.000%, 06/15/17	209
150	Series C, Rev., 4.000%, 05/15/14	161
1,000	New York State Environmental Facilities Corp., Waste Management, Inc. Project, Rev., VRDO, 0.700%, 05/01/30 (w)	1,000
250	Niagara Area Development Corporation, Niagara University Project, Series A, Rev., 5.000%, 05/01/18 (w)	284
150	Port Authority of New York & New Jersey, Series FSA-CR, Rev., AGM-CR, 5.000%, 08/01/23	151
	Tobacco Settlement Financing Corp., Asset-Backed,
300	Series A-1, Rev., 5.500%, 06/01/19	315
500	Series B, Rev., 4.000%, 06/01/13	518
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14	152

		5,297

	Prerefunded — 0.1%
100	Metropolitan Transportation Authority, Series C, Rev., AGM, 4.750%, 07/01/12 (p)	100
100	New York City Municipal Water Finance Authority, Water & Sewer Systems, Fiscal 2004, Series C, Rev., 5.000%, 06/15/22	110

		210

	Short Term Note — 2.6%
750	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12 (m)	751
1,000	Belleville-Henderson Central School District, GO, BAN, 1.500%, 07/27/12 (m)	1,001
750	Downsville Central School District, GO, BAN, 1.750%, 06/29/12 (m)	751

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Short Term Note –– Continued
750	Gowanda Central School District, GO, BAN, 1.500%, 07/19/12 (m)	751
500	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12 (m)	501
500	Oxford Academy & Central School District, GO, BAN, 1.500%, 06/29/12	500
40	Sharon Springs Central School District, GO, BAN, 1.350%, 06/20/12	40
750	Wyandanch Union Free School District, GO, TAN, 2.250%, 06/22/12	751

		5,046

	Total New York	11,478

	North Carolina — 0.7%
	Housing — 0.1%
125	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	130

	Other Revenue — 0.6%
	North Carolina Housing Finance Agency,
745	Series 1, Rev., 4.500%, 07/01/28	796
250	Series 2, Rev., 4.250%, 01/01/28	267
110	North Carolina Municipal Power Agency No. 1, Series A, Rev., 5.500%, 01/01/13 (p)	113

		1,176

	Total North Carolina	1,306

	North Dakota — 0.7%
	Other Revenue — 0.7%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
745	Series B, Rev., 4.500%, 01/01/28	803
500	Series D, Rev., 4.250%, 07/01/28	528

	Total North Dakota	1,331

	Ohio — 3.0%
	Certificate of Participation/Lease — 0.2%
300	Franklin County, Convention Refunding Tax & Lease Revenue Anticipation Bonds, COP, AMBAC, 5.250%, 12/01/18 (m)	307

	General Obligation — 1.0%
1,390	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/16 (m)	1,615
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/18 (m)	106
190	State of Ohio, Refunding Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	223

		1,944

	Other Revenue — 1.8%
1,000	Akron Bath Copley Ohio Joint Township Hospital District, Children’s Hospital Medical Center, Rev., 4.000%, 11/15/15 (m)	1,085
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	234
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16 (m)	213
	Ohio Housing Finance Agency, Single Family Mortgage,
245	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28	268
275	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	299
800	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	868
495	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	544

		3,511

	Total Ohio	5,762

	Oklahoma — 0.6%
	Other Revenue — 0.6%
500	Oklahoma Development Finance Authority, State System Higher Education Master, Rev., 3.500%, 06/01/15	534
	Oklahoma Housing Finance Agency, Single Homeownership Loan Program,
295	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	326
245	Series B, Rev., GNMA COLL, 4.500%, 09/01/27	269

	Total Oklahoma	1,129

	Oregon — 0.7%
	Other Revenue — 0.7%
1,000	Port of Portland, Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,205
200	State of Oregon, Health and Sceince University, Series A, Rev., 5.000%, 07/01/16	229

	Total Oregon	1,434

	Pennsylvania — 1.7%
	General Obligation — 0.1%
100	Commonwealth of Pennsylvania, GO, AGM, 5.375%, 07/01/20	128

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 1.6%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	301
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/16 (m)	639
480	Erie County Sewer Authority, Series A, Rev., 4.000%, 06/01/15 (m)	516
250	Pennsylvania Economic Development Financing Authority, Rev., VAR, 2.625%, 07/01/14	255
250	Pennsylvania Higher Educational Facilities Authority, Series AG, Rev., 3.250%, 06/15/12	250
390	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	426
700	Philadelphia Redevelopment Authority, Rev., 5.000%, 04/15/15	775

		3,162

	Total Pennsylvania	3,290

	Puerto Rico — 0.5%
	Other Revenue — 0.5%
100	Puerto Rico Electric Power Authority, Series SS, Rev., AGC, 3.550%, 07/01/12	100
125	Puerto Rico Highway & Transportation Authority, Series CC, Rev., 5.000%, 07/01/16	137
	Puerto Rico Highway & Transportation Authority, Unrefunded Balance,
85	Series AA, Rev., NATL-RE, 5.500%, 07/01/17	96
5	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	6
50	Series AA, Rev., NATL-RE, 5.500%, 07/01/19	58
360	Series AA, Rev., NATL-RE, 5.500%, 07/01/20	412
100	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	109

	Total Puerto Rico	918

	Rhode Island — 0.0% (g)
	General Obligation — 0.0% (g)
100	Town of Middletown, GO, 4.000%, 07/15/12 (m)	100

	South Carolina — 0.6%
	Other Revenue — 0.6%
	Lexington County Health Services District, Inc.,
700	Rev., 3.000%, 11/01/13 (m)	720
450	Rev., 4.000%, 11/01/14 (m)	480

	Total South Carolina	1,200

	South Dakota — 0.8%
	Other Revenue — 0.8%
	South Dakota Housing Development Authority, Homeownership Mortgage,
250	Series A, Rev., AMT, 4.500%, 05/01/31 (w)	268
500	Series D, Rev., 3.900%, 05/01/17	531
750	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	791

	Total South Dakota	1,590

	Tennessee — 1.1%
	General Obligation — 0.1%
190	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, AMT, 3.750%, 01/01/25	190

	Other Revenue — 1.0%
475	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/18 (m)	554
485	Tennessee Housing Development Agency, Home Ownership Program, Series 1A, Rev., AMT, 4.500%, 07/01/31	513
	Tennessee Housing Development Agency, Housing Finance Program,
245	Series A, Rev., 4.500%, 01/01/28	265
500	Series B, Rev., 4.500%, 01/01/28	535

		1,867

	Total Tennessee	2,057

	Texas — 3.0%
	General Obligation — 1.1%
170	City of Beaumont, GO, 5.000%, 03/01/19 (m)	208
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	182
100	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	116
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	520
250	Harris County, Series A, GO, 5.000%, 10/01/22 (m)	301
250	Midtown Redevelopment Authority, Tax Allocation, GO, 3.000%, 01/01/13 (m)	253
365	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	371

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation –– Continued
160	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	186

		2,137

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
175	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Rev., VRDO, 0.150%, 11/01/38 (m)	175

	Other Revenue — 1.6%
1,000	City of Houston, Airport System, Sub Lien, Series A, Rev., AMT, 5.000%, 07/01/13 (m)	1,050
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	181
150	Harris County, Series A, Rev., NATL-RE, 5.000%, 08/15/19 (m)	176
350	Lubbock Health Facilities Development Corp., St. Joseph Health System, Series B, Rev., 5.000%, 07/01/13 (m)	366
350	Matagorda County Navigation District No. 1, Central Company Project, Rev., VAR, 1.125%, 06/01/12	350
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	175
740	Texas Department of Housing & Community Affairs, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	799

		3,097

	Prerefunded — 0.1%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	238

	Utility — 0.1%
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	110

	Total Texas	5,757

	Vermont — 0.7%
	Other Revenue — 0.7%
750	Vermont Housing Finance Agency, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.125%, 11/01/42	785
500	Vermont Housing Finance Agency, Mortgage-Backed, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26 (w)	549

	Total Vermont	1,334

	Virginia — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	612

	Other Revenue — 0.1%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14 (m)	205

	Prerefunded — 0.1%
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/17 (m) (p)	122

	Total Virginia	939

	Washington — 1.8%
	General Obligation — 0.1%
150	Port of Tacoma, Limited Tax, GO, NATL-RE, 5.000%, 12/01/12	153

	Other Revenue — 1.6%
350	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	413
1,000	City of Seattle, Water Systems, Rev., 5.000%, 09/01/20	1,256
400	City of Tacoma Regional Water Supply System, Rev., NATL-RE, 5.000%, 12/01/32	408
995	Washington State Housing Finance Commission, Series B, Rev., GNMA/FNMA COLL, 4.250%, 10/01/32	1,076

		3,153

	Utility — 0.1%
165	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13 (m)	174

	Total Washington	3,480

	West Virginia — 0.3%
	Other Revenue — 0.3%
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	504

	Wisconsin — 0.4%
	General Obligation — 0.2%
215	City of Cudahy, Corp. Purpose, GO, NATL-RE, FGIC, 3.850%, 12/01/12 (m)	219
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14 (m)	107
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	120

		446

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	329

	Total Wisconsin	775

	Wyoming — 0.6%
	Other Revenue — 0.6%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18 (m)	415
750	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32 (w)	776

	Total Wyoming	1,191

	Total Municipal Bonds (Cost $111,477)	113,766

Quarterly Demand Note — 0.5%
1,000	California Pollution Control Financing Authority, Series A, Rev., VAR, AMT, 0.650%, 09/01/12 (m) (w) (Cost $1,000)	1,000

U.S. Treasury Obligations — 2.3%
691	U.S. Treasury Bonds, 3.000%, 05/15/42 (m)	738
	U.S. Treasury Notes,
1,032	0.625%, 05/31/17 (m)	1,030
1,165	0.875%, 02/28/17 (m)	1,178
1,528	1.750%, 05/15/22 (m)	1,552

	Total U.S. Treasury Obligations (Cost $4,407)	4,498

Weekly Demand Notes — 25.7%
	Alaska — 0.7%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.140%, 06/07/12 (m)	1,350

	California — 5.5%
7,000	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12 (m)	7,000
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.130%, 06/07/12 (m)	1,001
2,650	Series M, Rev., VRDO, 0.170%, 06/07/12 (m)	2,650

	Total California	10,651

	Georgia — 0.4%
700	Private Colleges & Universities Authority, Emory University, Series B-2, Rev., VRDO, 0.140%, 06/07/12	700

	Michigan — 4.1%
7,000	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/07/12	7,000
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12 (m)	850

	Total Michigan	7,850

	Missouri — 3.5%
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	1,200
5,440	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.200%, 06/07/12 (m)	5,440

	Total Missouri	6,640

	New Jersey — 0.3%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.880%, 06/07/12	508

	New York — 0.9%
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12	1,100
575	Triborough Bridge & Tunnel Authority, Subseries CD, Rev., VRDO, AGM, 0.290%, 06/07/12	575

	Total New York	1,675

	North Carolina — 1.7%
2,200	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	2,200
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.190%, 06/07/12 (m)	1,055

	Total North Carolina	3,255

	Ohio — 1.7%
1,000	Franklin County, U.S. Health Corp., Improvement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/12 (m)	1,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
	Ohio — Continued
900	Ohio State University (The), Series B, GO, VRDO, 0.130%, 06/07/12	900
620	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.200%, 06/07/12	620
750	Franklin County, Ohio Hospital Facilities, Health Corp., Series C, Rev., VAR, 0.630%, 06/07/12 (m)	750

	Total Ohio	3,270

	South Carolina — 2.2%
4,300	Greenville Hospital System, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12 (m)	4,300

	Tennessee — 1.6%
3,050	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.180%, 06/07/12 (m)	3,050

	Texas — 0.6%
1,165	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,165

	Virginia — 0.5%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.140%, 06/07/12 (m)	800
200	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/12	200

	Total Virginia	1,000

	Washington — 2.0%
1,600	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/12 (e)	1,600
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 06/07/12	2,000
335	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	335

	Total Washington	3,935

	Total Weekly Demand Notes (Cost $49,345)	49,349

SHARES
Investment Company — 1.3%
29	iShares iBoxx High Yield Corporate Bond Fund (Cost $2,560)	2,501

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
381	Expiring 06/06/12. If exercised the Fund pays quarterly 2.355% and receives quarterly floating 3 month LIBOR terminating 06/08/22, European Style. Counterparty: Credit Suisse International (r)	—	(h)
327	Expiring 06/29/12. If exercised the Fund pays quarterly 2.555% and receives quarterly floating 3 month LIBOR terminating 07/03/22, European Style. Counterparty: Deutsche Bank AG, New York (r)	—	(h)
238	Expiring 08/01/12. If exercised the Fund pays quarterly 2.355% and receives quarterly floating 3 month LIBOR terminating 08/03/22, European Style. Counterparty: Credit Suisse International (r)	—	(h)

	Total Payer Options Purchased on Interest Rate Swaps (Cost $8)	—	(h)

	Put Option Purchased — 0.0% (g)
5	10 Year U.S. Treasury Note, Expiring 06/22/12 @ $133.00, American Style (Cost $2)	2

	Total Options Purchased (Cost $10)	2

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.2%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
130	0.066%, 06/21/12 (k) (n)	130
205	0.123%, 09/06/12 (k) (n)	205
10	0.144%, 11/15/12 (k) (n)	10

	Total U.S. Treasury Obligations (Cost $345)	345

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Investment Company — 1.0%
1,846	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) † (Cost $1,846)	1,846

	Total Short-Term Investments (Cost $2,191)	2,191

	Total Investments — 101.6% (Cost $193,157)	195,489
	Liabilities in Excess of Other Assets — (1.6)%	(3,048)

	NET ASSETS — 100.0%	$192,441

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(118)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 06/25/42	$(126)
(3,644)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 07/25/42	(3,944)

	(Proceeds received of $4,077.)	$(4,070)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(19)	90 Day Eurodollar	09/17/12	$(4,724)	$—	(h)
(5)	10 Year U.S. Treasury Note	09/19/12	(670)	—	(h)
(17)	30 Year U.S. Treasury Bond	09/19/12	(2,545)	(41)
(136)	2 Year U.S. Treasury Note	09/28/12	(29,975)	(17)
(177)	5 Year U.S. Treasury Note	09/28/12	(21,981)	(68)
(1)	90 Day Eurodollar	12/17/12	(249)	—	(h)
(1)	90 Day Eurodollar	03/18/13	(249)	—	(h)
(1)	90 Day Eurodollar	06/17/13	(248)	—	(h)
(4)	30 Day Federal Funds	07/31/13	(1,664)	—	(h)
(1)	90 Day Eurodollar	09/16/13	(248)	—	(h)
(1)	90 Day Eurodollar	12/16/13	(248)	—	(h)
(10)	90 Day Eurodollar	03/16/15	(2,475)	(3)

				$(129)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CDX	—	Credit Derivative Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
COLL	—	Collateral
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MCDX	—	Municipal Bond Credit Default Swap Index
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
†	Approximately $1,810,000 of this investment is restricted as collateral for swaps to various brokers.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,447
Aggregate gross unrealized depreciation	(115)

Net unrealized appreciation/depreciation	$2,332

Federal income tax cost of investments	$193,157

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,539	$191,140	$—	$193,679

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(4,070)	—	(4,070)
Options Written
Put Options Written	— (b)	—	—	— (b)

Total Liabilities	—	(4,070)	—	(4,070)

Appreciation in Other Financial Instruments
Swaps	$—	$1,307	$—	$1,307

Total Appreciation in Other Financial Instruments	$—	$1,307	$—	$1,307

Depreciation in Other Financial Instruments
Futures Contracts	$(129)	$—	$—	$(129)
Swaps	—	(376)	—	(376)

Total Depreciation in Other Financial Instruments	$(129)	$(376)	$—	$(505)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and U.S. Treasury Note. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

OPTIONS WRITTEN

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE**(r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	2.610% semi-annually	6/6/12	6/8/22	$191	$—

(Premiums received of $1.)

*	European Style
**	The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1] Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/16	0.664%		$50	$(1)	$1
Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/13	3.244		150	(5)	(3)
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/16	9.457		50	7	(17)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		450	7	(2)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/16	3.863		200	(11)	4
XLIT Ltd., 5.250% 09/15/14	1.000% quarterly	3/20/17	1.256		50	1	— (h)
XLIT Ltd., 5.250% 09/15/14	1.000% quarterly	3/20/17	1.256		50	1	— (h)
XLIT Ltd., 5.250% 09/15/14	1.000% quarterly	3/20/17	1.256		1,350	13	(7)
Barclays Bank plc:
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/16	0.664		50	(1)	1
Aetna, Inc., 6.625% 06/15/36	1.000% quarterly	9/20/16	0.664		50	(1)	1
Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/13	3.244		50	(2)	(2)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	6/20/17	1.237		250	2	— (h)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	6/20/17	1.697		100	3	(1)
International Paper Co., 5.300% 04/01/15	1.000% quarterly	6/20/17	1.697		100	3	(2)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	6/20/13	19.999		50	6	(3)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/16	3.863		150	(8)	1
XLIT Ltd., 5.250% 09/15/14	1.000% quarterly	3/20/17	1.256		1,100	11	2
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/16	9.457		50	7	(9)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/16	2.702		50	3	(2)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		200	3	(1)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		200	3	(1)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		350	5	(1)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		450	7	(2)
United Kingdom of Great Britain and Northern Ireland, 4.250% 06/07/32	1.000% quarterly	9/20/16	0.616		100	(2)	1
Credit Suisse International:
Starwood Hotels & Resorts Worldwide, Inc., 6.750% 05/15/18	1.000% quarterly	6/20/17	1.515		240	6	(2)
Deutsche Bank AG, New York:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	6/20/17	3.394		350	37	(30)
Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	12/20/13	3.244		50	(2)	(2)
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/16	9.457		50	7	(17)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	6/20/17	1.237		100	1	(1)
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/16	2.702		50	3	(2)
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	6/20/13	19.999		50	6	(5)
People’s Republic of China, 4.250% 10/28/14	1.000% quarterly	6/20/17	1.352		450	7	(2)
PulteGroup, Inc., 5.250% 01/15/14	5.000% quarterly	12/20/16	3.863		50	(3)	1
United States of America, 0.000% 08/15/16	0.250% quarterly	9/20/16	0.415	EUR	100	1	(2)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125% 06/15/18	5.000% quarterly	9/20/13	5.712		$10	— (h)	— (h)
French Republic, 4.250% 04/25/19	0.250% quarterly	6/20/17	2.198		286	26	(24)
Nordstorm., Inc, 6.950% 03/15/28	1.000% quarterly	6/20/17	1.150		200	1	3
Royal Bank of Scotland:
Weyerhaeuser Co., 7.125% 07/15/23	1.000% quarterly	6/20/17	1.803		200	7	(3)
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300% 02/12/15	5.000% quarterly	3/20/14	3.417		50	(2)	(2)
Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	6/20/17	1.027		2,650	99	(61)
Federative Republic of Brazil, 12.250% 03/06/30	1.000% quarterly	6/20/17	1.710		450	14	(3)
Goodrich Corp., 6.290% 07/01/16	1.000% quarterly	3/20/17	0.302		700	(24)	32
Hartford Financial Services Group, Inc. (The), 4.000% 03/30/15	1.000% quarterly	9/20/16	2.702		50	3	(5)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	6/20/17	2.527		450	31	(15)
United Kingdom of Great Britain and Northern Ireland, 4.250% 06/07/32	1.000% quarterly	9/20/16	0.616		100	(2)	1
United Mexican States, 5.950% 03/19/19	1.000% quarterly	6/20/17	1.638		900	26	(4)
United Mexican States, 5.950% 03/19/19	1.000% quarterly	6/20/17	1.638		1,500	43	(10)
United States of America, 0.000% 08/15/16	0.250% quarterly	9/20/16	0.415	EUR	150	1	(3)

						$337	$(198)

Credit Default Swaps - Buy Protection [1] Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18	5.000% quarterly	6/20/17	6.771%		$250	$15	$(7)
MCDX.NA.17	1.000% quarterly	12/20/16	1.868		300	9	(11)
Barclays Bank plc:
CDX.EM.17	5.000% quarterly	6/20/17	3.335		4,400	(374)	574
Citibank, N.A.:
MCDX.NA.18	1.000% quarterly	6/20/17	1.988		450	18	(13)
Credit Suisse International:
CDX.NA.HY.18	5.000% quarterly	6/20/17	6.771		200	12	(7)
Morgan Stanley Capital Services:
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		300	12	(14)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.939		150	15	(24)
iTraxx Europe 9.1	1.750% quarterly	6/20/18	0.727	EUR	225	7	(1)
MCDX.NA.17	1.000% quarterly	12/20/16	1.868		$150	5	(5)
MCDX.NA.17	1.000% quarterly	12/20/16	1.868		150	5	(6)
Royal Bank of Scotland:
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		150	6	(7)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		250	10	(12)
Union Bank of Switzerland AG:
CDX.EM.17	5.000% quarterly	6/20/17	3.335		3,850	(327)	501
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		1,350	56	(42)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		1,350	56	(46)

						$(475)	$880

Credit Default Swaps – Sell Protection [2] Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway Finance Corp., 2.450% 12/15/15	1.000% quarterly	3/20/17	1.511%		$50	$(1)	$1
Berkshire Hathaway Finance Corp., 2.450% 12/15/15	1.000% quarterly	3/20/17	1.511		50	(1)	1
Berkshire Hathaway Finance Corp., 2.450% 12/15/15	1.000% quarterly	3/20/17	1.511		1,350	(29)	26
Freeport-McMoRan Copper & Gold, Inc., 3.550% 03/01/22	1.000% quarterly	6/20/17	2.013		350	(16)	12
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/14	27.473		50	(15)	9
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	26.712		50	(5)	8
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	6/20/14	7.129		60	(2)	— (h)
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	6/20/14	7.129		220	(7)	2
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/13	6.554		50	— (h)	— (h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/13	6.554		50	— (h)	— (h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/13	6.554		50	— (h)	— (h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/13	6.554		170	(1)	— (h)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/13	6.554		200	(1)	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496		600	(18)	37
Barclays Bank plc:
Berkshire Hathaway Finance Corp., 2.450% 12/15/15	1.000% quarterly	3/20/17	1.511		1,100	(23)	16
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	6/20/12	2.625	EUR	280	4	11
Dixons Retail plc, 8.750% 08/03/15	5.000% quarterly	9/20/12	2.626	EUR	150	3	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999		$50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	3/20/14	25.408		400	(99)	41
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/14	27.473		50	(15)	8
R.R. Donnelley & Sons Co., 6.125% 01/15/17	5.000% quarterly	6/20/17	8.541		200	(25)	17
R.R. Donnelley & Sons Co., 6.125% 01/15/17	5.000% quarterly	6/20/17	8.541		250	(31)	19
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/16	4.388		100	3	7
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/16	4.388		150	5	10
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	9/20/16	9.068		550	(70)	79
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/12	23.193		50	— (h)	3
BNP Paribas:
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/14	5.966		150	(1)	4
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	3/20/14	5.289		400	2	20
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	9/20/16	9.068		50	(6)	6
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496		25	(1)	2

Citibank, N.A.:
Chesapeake Energy Corp., 6.625% 08/15/20	5.000% quarterly	6/20/13	8.576	100	(3)	2
Credit Suisse International:
Chesapeake Energy Corp., 6.625% 08/15/20	5.000% quarterly	12/20/12	8.566	50	(1)	1
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/12	11.843	1,850	(19)	109
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	3.656	50	1	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/12	23.193	25	— (h)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	25	(1)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	50	(2)	4
Deutsche Bank AG, New York:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/12	5.102	50	(1)	— (h)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/12	5.102	400	4	2
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/16	5.351	50	— (h)	(2)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/14	5.966	50	(1)	— (h)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/14	5.966	100	(1)	1
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	6/20/14	5.966	310	(3)	1
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	9/20/13	8.179	100	(3)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	10	— (h)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/13	21.833	50	(8)	10
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/14	27.473	50	(14)	9
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	8.220	350	(13)	12
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/14	9.056	50	(3)	2
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	3/20/14	5.289	50	— (h)	3
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	12/20/16	4.388	150	5	8
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	3/20/16	8.718	200	(21)	8
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	6/20/16	8.933	350	(41)	33
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/12	23.193	100	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	25	(1)	2
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	50	(2)	3
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	50	(2)	4
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	9/20/12	18.496	50	(2)	4
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	9/20/16	5.351	50	— (h)	(1)
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	3/20/13	7.692	290	(3)	5
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	6/20/13	6.746	450	(3)	3
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	9/20/14	12.755	400	(53)	15
Federal Republic of Germany, 6.000% 06/20/16	0.250% quarterly	6/20/17	1.027	477	(18)	14
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/12	11.843	25	— (h)	1
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	20	(1)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	100	(12)	13
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	6/20/14	7.129	500	(15)	23
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	3/20/16	8.718	150	(16)	13
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	6.395	50	— (h)	4
Harrah’s Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	3/20/13	7.692	300	(3)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/12	11.843	50	(1)	9
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	3/20/13	17.727	10	(1)	2
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	3/20/13	17.727	1,300	(106)	255
Union Bank of Switzerland AG:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/16	5.362	550	(2)	(1)
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	12/20/16	5.127	40	— (h)	3
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/12	11.843	25	— (h)	4
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	9/20/12	11.843	200	(2)	23
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	11
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	13
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	7
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	7

K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625% 01/15/17*	5.000% quarterly	6/20/13	19.999	50	(6)	8
Lennar Corp., 6.500% 04/15/16	5.000% quarterly	6/20/13	1.318	105	5	(8)
MBIA Insurance Corp., 0.000% 10/06/10	5.000% quarterly	12/20/12	26.712	10	(1)	1
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	6/20/14	9.056	50	(3)	1
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	6/20/12	23.193	200	— (h)	23

					$(803)	$1,120

Credit Default Swaps - Sell Protection [2] Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
CDX.NA.IG.18	1.000% quarterly	6/20/17	1.227%	$300	$(3)	$(1)
Deutsche Bank AG, New York:
CDX.NA.HY.8	2.750% quarterly	6/20/12	38.867	25	— (h)	8
CDX.NA.HY.8	2.750% quarterly	6/20/12	38.867	50	— (h)	17
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	2/17/51	0.939	150	(34)	49
Union Bank of Switzerland AG:
CDX.NA.HY.8	0.000% quarterly	6/20/12	38.867	1,550	(17)	77
CDX.NA.IG.18	1.000% quarterly	6/20/17	1.227	1,500	(13)	(1)

					$(67)	$149

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.075% quarterly	3 month LIBOR quarterly	5/23/17	$1,010	$(4)
Bank of America	3 month LIBOR quarterly	2.496% quarterly	5/23/42	226	5
Credit Suisse International	3 month LIBOR quarterly	1.111% quarterly	5/1/17	951	6
Credit Suisse International	3 month LIBOR quarterly	1.105% quarterly	5/2/17	719	4
Credit Suisse International	1.097% quarterly	3 month LIBOR quarterly	5/29/17	1,019	(4)
Credit Suisse International	2.066% quarterly	3 month LIBOR quarterly	5/1/22	998	(31)
Credit Suisse International	2.043% quarterly	3 month LIBOR quarterly	5/2/22	753	(22)
Credit Suisse International	3 month LIBOR quarterly	2.833% quarterly	5/1/42	218	21
Credit Suisse International	3 month LIBOR quarterly	2.809% quarterly	5/2/42	164	15
Deutsche Bank AG, New York	1.105% quarterly	3 month LIBOR quarterly	3/7/17	1,152	(9)
Deutsche Bank AG, New York	1.110% quarterly	3 month LIBOR quarterly	5/14/17	501	(3)
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.815% quarterly	5/14/42	116	11

					$(11)

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 91.9%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.190%, 06/01/12	13,000
9,585	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	9,585
7,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.310%, 06/07/12 (e)	7,000

		29,585

	Alaska — 0.0% (g)
1,300	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.150%, 06/01/12	1,300

	Arizona — 1.5%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/12	42,300
29,685	Arizona Health Facilities Authority, Stars BNP, Series 2007-008, Rev., VRDO, LIQ: BNP Paribas, 0.480%, 06/07/12	29,685
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.200%, 06/07/12	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	7,160
	Phoenix Civic Improvement Corp.,
6,245	Series ROCS-RR-II R-11982X, Rev., VRDO, LIQ: Citibank N.A., 0.250%, 06/07/12 (e)	6,245
15,760	Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.160%, 06/07/12	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 06/07/12	21,700
48,180	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/12	48,180
40,470	Sun Devil Energy Center, LLC, Arizona State University Project, Rev., VRDO, AGC, 0.450%, 06/07/12	40,470

		250,900

	California — 9.4%
26,980	ABAG Finance Authority for Nonprofit Corps., Series D, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/07/12	26,980
610	ABAG Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.270%, 06/01/12 (m)	610
10,850	ABAG Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/12	10,850
11,220	ABAG Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	11,220
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.280%, 06/07/12	5,000
1,531	Bay Area Toll Authority, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	1,531
1,250	California Educational Facilities Authority, Series 3144, Rev., VRDO, 0.170%, 06/01/12 (e)	1,250
1,100	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.130%, 06/07/12	1,100
34,300	California Educational Facilities Authority, Saint Mary’s College of California, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	34,300
19,250	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.160%, 06/07/12	19,250
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 06/07/12	1,610
850	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series C, Rev., VRDO, 0.160%, 06/01/12	850

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	California — Continued
4,400	California Infrastructure & Economic Development Bank, Pacific Gas Electric, Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.150%, 06/01/12	4,400
2,000	California Municipal Finance Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.150%, 06/01/12	2,000
300	California Pollution Control Financing Authority, Exxon Mobil Project, Rev., VRDO, 0.140%, 06/01/12	300
7,100	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: PNC Bank N.A., 0.170%, 06/07/12	7,100
5,800	California Statewide Communities Development Authority, Health Facility Community Hospital, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/12	5,800
16,200	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.170%, 06/07/12	16,200
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	3,420
24,925	California Statewide Communities Development Authority, Museum Art, Rev., VRDO, LOC: Union Bank N.A., 0.130%, 06/07/12	24,925
4,175	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/12	4,175
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	3,950
900	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/12	900
400	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.180%, 06/01/12	400
400	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series B, VRDO, LOC: U.S. Bank N.A., 0.180%, 06/01/12	400
3,600	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/12	3,600
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/07/12	4,800
20,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.190%, 06/07/12	20,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	1,400
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, 0.160%, 06/07/12	900
10,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	10,350
30,000	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, 0.250%, 06/07/12	30,000
	Deutsche Bank Spears/Lifers Trust Various States,
39,515	Series DB-287, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	39,515
12,915	Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	12,915
36,015	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	36,015
18,425	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	18,425
14,090	Series DB-363, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	14,090
37,075	Series DB-364, Rev., VRDO, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	37,075
25,670	Series DB-382, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	25,670
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	10,275
12,345	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	12,345
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12 (e)	19,825

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	California — Continued
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	11,095
41,515	Series DB-474, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	41,515
35,130	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	35,130
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	50,000
30,550	Series DBE-625, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	30,550
32,205	Series DBE-664, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	32,205
88,700	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	88,700
	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation,
37,360	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	37,360
7,785	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	7,785
29,785	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	29,785
11,645	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	11,645
13,705	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	13,705
20,500	Golden State Tobacco Securitization Corp., Series 2215, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 06/07/12	20,500
2,500	Irvine Ranch Water District Nos. 105, 140, 240 & 250, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.140%, 06/07/12	2,500
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.210%, 06/07/12 (e)	10,800
13,650	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	13,650
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 06/07/12	3,400
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	5,000
830	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-12326, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/01/12 (e)	830
	Metropolitan Water District of Southern California,
13,000	Series A-2, Rev., VRDO, 0.170%, 06/07/12	13,000
1,000	Series B-3, Rev., VRDO, 0.150%, 06/01/12	1,000
15,300	Orange County Sanitation District, Series B, COP, VRDO, 0.160%, 06/01/12	15,300
3,700	Orange County, Riverbend Apartment, Series B, Rev., VRDO, FHLMC, LOC: FHLMC, 0.150%, 06/07/12	3,700
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	4,150
	Puttable Floating Option Tax-Exempt Receipts,
8,000	Series PT-4161, Rev., VRDO, 0.420%, 06/07/12	8,000
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.170%, 06/07/12	10,555
6,945	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12	6,945
6,765	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12 (e)	6,765
4,105	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12	4,105
3,405	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12	3,405
6,080	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12	6,080

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	California — Continued
7,780	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/12	7,780
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.280%, 06/07/12 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	12,665
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, 0.170%, 06/07/12	58,600
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12 (e)	18,000
80	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.380%, 06/07/12	80
5,600	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 06/07/12	5,600
2,400	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Citibank N.A., 0.210%, 06/07/12	2,400
32,480	Southern California Public Power Authority, Subordinated Southern Transmission, Series A, Rev., VRDO, AGM, 0.260%, 06/07/12	32,480
350,560	State of California, Series A-2, Rev., 2.000%, 06/26/12	350,948
9,800	State of California, Kindergarten, Series A6, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.170%, 06/07/12	9,800
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	25,400
10,450	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	10,450

		1,604,879

	Colorado — 1.7%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	15,010
15,825	City of Colorado Springs, Utilities System Improvement, Series A, Rev., VRDO, 0.210%, 06/07/12	15,825
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.290%, 06/07/12	1,000
30,000	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.160%, 06/07/12	30,000
18,100	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/01/12	18,100
300	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/01/12	300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.170%, 06/07/12	17,330
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.200%, 06/07/12	1,755
14,100	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.180%, 06/07/12	14,100
21,835	Denver City & County, Airport, Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Bank, 0.330%, 06/07/12	21,835
28,150	Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.820%, 06/07/12	28,150
39,150	Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 1.080%, 06/07/12	39,150
86,200	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 06/07/12	86,200

		288,755

	Connecticut — 0.5%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.260%, 06/07/12	39,200
800	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/07/12	800
18,975	Connecticut State Health & Educational Facility Authority, Yale University, Series A-3, Rev., VAR, 4.000%, 02/07/13	19,466

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Connecticut — Continued
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	17,060

		76,526

	Delaware — 0.4%
13,800	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 06/07/12	13,800
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	28,155
29,070	University of Delaware, Series B, Rev., VRDO, 0.190%, 06/01/12	29,070

		71,025

	District of Columbia — 3.7%
40,855	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	40,855
	District of Columbia,
395,000	GO, TRAN, 2.000%, 09/28/12	397,223
27,510	Series A, GO, VRDO, LOC: Bank of America N.A., 0.170%, 06/07/12	27,510
2,900	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	2,900
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	11,450
2,035	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/07/12	2,035
21,350	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/12	21,350
13,240	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/07/12	13,240
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.180%, 06/07/12	7,500
30,845	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.200%, 06/07/12	30,845
3,520	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/07/12	3,520
9,178	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 06/07/12	9,178
15,215	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	15,215
15,175	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	15,175
35,000	Metropolitan Washington Airports Authority, Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.180%, 06/07/12	35,000

		632,996

	Florida — 4.9%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.860%, 06/07/12	11,150
	Austin Trust Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12	14,900
10,500	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/12	10,500
8,845	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.180%, 06/07/12 (e)	8,845
	Deutsche Bank Spears/Lifers Trust Various States,
6,000	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.220%, 06/07/12	6,000
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	38,145
105,275	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	105,275
32,190	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	32,190
28,625	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	28,625
17,415	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	17,415

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Florida — Continued
	Eclipse Funding Trust, Solar Eclipse,
8,210	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12 (e)	8,210
20,660	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	20,660
23,845	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12 (e)	23,845
	Eclipse Funding Trust, Solar Eclipse, Miami,
18,335	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	18,335
21,280	Series 2007-0045, Rev., VRDO, 0.180%, 06/01/12	21,280
10,520	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,520
18,650	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	18,650
8,555	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	8,555
9,380	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.190%, 06/07/12	9,380
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/12	8,225
4,400	Florida Municipal Power Agency, All Requirements Supply, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/12	4,400
	Florida State Department of Environmental Protection, Everglades Restoration,
19,120	Series A, Rev., VRDO, AGC, 0.400%, 06/07/12	19,120
26,655	Series B, Rev., VRDO, AGC, 0.340%, 06/07/12	26,655
5,935	Jacksonville Health Facilities Authority, Baptist Medical, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/01/12	5,935
51,300	Miami-Dade County School Board, Series 2982, COP, VRDO, AGC, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	51,300
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.190%, 06/07/12	22,540
24,535	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.150%, 06/07/12	24,535
7,445	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	7,445
8,901	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.190%, 06/07/12	8,901
3,320	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	3,320
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.180%, 06/07/12	22,285
22,000	Orlando & Orange County Expressway Authority, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.150%, 06/07/12	22,000
6,580	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	6,580
29,750	Pinellas County Health Facility Authority, Baycare Health System, Series A1, Rev., VRDO, 0.180%, 06/01/12	29,750
	Sarasota County Public Hospital District, Sarasota Memorial Hospital,
8,885	Series A, Rev., VRDO, LOC: Northern Trust Co., 0.200%, 06/01/12	8,885
76,750	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	76,750
20,375	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12	20,375
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	8,265

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Florida — Continued
33,725	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	33,725

		840,046

	Georgia — 1.4%
7,080	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	7,080
8,260	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 06/07/12	8,260
11,045	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 06/07/12	11,045
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 06/07/12	10,735
108,440	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.240%, 06/07/12	108,440
15,160	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	15,160
9,680	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	9,680
4,050	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.490%, 06/07/12	4,050
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.180%, 06/07/12	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	600
21,660	Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.160%, 06/07/12	21,660
9,000	Private Colleges & Universities Authority, Emory University, Series B-1, Rev., VRDO, 0.120%, 06/07/12	9,000
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	29,110

		240,760

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,770	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	13,770
9,260	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	9,260

		23,030

	Idaho — 0.5%
16,200	City of Coeur d’Alene, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	16,200
27,425	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	27,425
	Idaho Housing & Finance Association, Single Family Mortgage,
12,720	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.180%, 06/07/12	12,720
27,495	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.240%, 06/07/12	27,495
8,940	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.170%, 06/07/12	8,940

		92,780

	Illinois — 6.6%
65,265	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.200%, 06/07/12	65,265
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.180%, 06/07/12	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.180%, 06/01/12	10,380
	City of Chicago, Water, Senior Lien,
19,570	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.190%, 06/07/12	19,570

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — Continued
9,785	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.190%, 06/07/12	9,785
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.220%, 06/07/12	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	23,130
25,585	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	25,585
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	18,965
16,845	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	16,845
21,675	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	21,675
10,875	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 06/07/12	10,875
16,290	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	16,290
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	5,235
9,255	Series DB-472, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	9,255
16,655	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	16,655
56,140	Series DB-476, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	56,140
26,070	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	26,070
14,960	Series DB-494, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	14,960
50,980	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	50,980
26,504	Series DB-623, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	26,504
32,735	Series DB-1032, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	32,735
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,010	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	9,010
10,230	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,230
3,200	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.210%, 06/07/12	3,200
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 06/07/12	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	10,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/07/12	8,500
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.360%, 06/07/12	70,000
6,480	Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/01/12	6,480
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/12	40,400
11,250	Illinois Finance Authority, University of Chicago Medical Centre, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/01/12	11,250
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.180%, 06/07/12	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.190%, 06/07/12	7,500
4,600	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.260%, 06/07/12	4,600
	Illinois State Toll Highway Authority,
110,535	Series A-1B, Rev., VRDO, AGM, 0.280%, 06/07/12	110,535

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — Continued
33,100	Series B, Rev., VRDO, AGM, 0.380%, 06/07/12	33,100
46,600	Series B, Rev., VRDO, AGM, 0.380%, 06/07/12	46,600
20,000	Illinois State Toll Highway Authority, Senior Priority, Series A-2C, Rev., VRDO, LOC: Northern Trust Co., 0.160%, 06/07/12	20,000
21,200	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 06/07/12	21,200
1,540	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Class A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.300%, 06/07/12	1,540
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	13,635
17,815	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.410%, 06/07/12 (e)	17,815
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	10,700

		1,125,735

	Indiana — 1.1%
27,670	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	27,670
9,455	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	9,455
13,525	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	13,525
25,625	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	25,625
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,240	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	17,240
14,450	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	14,450
21,165	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	21,165
20,580	Indiana Finance Authority Environmental Refunding, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.200%, 06/01/12	20,580
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	2,385
10,020	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.170%, 06/07/12	10,020
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	19,405

		181,520

	Iowa — 0.3%
23,000	City of Iowa Act, Inc., Rev., VRDO, 0.260%, 06/01/12	23,000
18,330	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	18,330
4,945	Iowa Finance Authority, Iowa Health Systems, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/12	4,945

		46,275

	Kansas — 0.1%
19,230	Wyandotte County-Kansas City Unified Government, Municipal Temporary Notes, Series I, GO, 0.240%, 03/01/13	19,229
	Kentucky — 0.1%
8,185	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/12	8,185
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.190%, 06/07/12 (e)	7,990

		16,175

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Louisiana — 0.5%
12,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/12	12,600
17,900	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	17,900
24,400	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.180%, 06/01/12	24,400
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/12	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	7,240

		91,900

	Maine — 0.5%
12,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/07/12	12,600
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.180%, 06/07/12	68,300

		80,900

	Maryland — 1.2%
21,575	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series B, Rev., VRDO, 0.220%, 06/07/12	21,575
19,440	Maryland Health & Higher Educational Facilities Authority, Villa Julie College, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/12	19,440
19,100	Maryland Stadium Authority, Football Stadium, Rev., VRDO, 0.170%, 06/07/12	19,100
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	3,135
8,995	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	8,995
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/12	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.190%, 06/07/12	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 06/07/12	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, 0.170%, 06/07/12	15,200
20,033	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	20,033
2,000	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 06/07/12	2,000
5,100	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	5,100
	Washington Suburban Sanitary District,
7,500	Series A, BAN, GO, VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	7,500
26,800	Series A-7, BAN, GO, VRDO, 0.240%, 06/07/12	26,800
18,100	Series A-10, BAN, GO, VRDO, 0.240%, 06/07/12 (p)	18,100
4,600	Washington Suburban Sanitary District, Multimodal, Series A, BAN, GO, VRDO, 0.250%, 06/07/12 (p)	4,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Maryland — Continued
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	21,000

		211,678

	Massachusetts — 1.8%
21,800	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.230%, 06/01/12	21,800
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,945	Series 2007-0001, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	13,945
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	13,790
30,770	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	30,770
8,900	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	8,900
3,300	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.360%, 06/07/12	3,300
8,700	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/12	8,700
13,575	Massachusetts Educational Financing Authority, Series ROCS-RR-II-R-11649, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.280%, 06/07/12 (e)	13,575
28,605	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.130%, 06/07/12	28,605
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
38,200	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/12	38,200
11,600	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/12	11,600
5,500	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/12	5,500
	Massachusetts Water Resources Authority,
4,900	Series 1080, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12	4,900
12,500	Series A-2, Rev., VRDO, 0.140%, 06/07/12	12,500
	Massachusetts Water Resources Authority, Multimodal,
53,900	Series B, Rev., VRDO, LOC: Helaba, 0.180%, 06/07/12	53,900
38,125	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.220%, 06/01/12	38,125

		308,110

	Michigan — 2.9%
51,230	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-711, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12 (e)	51,230
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.270%, 06/07/12	12,500
210,000	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/07/12	210,000
63,905	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.190%, 06/07/12	63,905
6,490	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.180%, 06/07/12	6,490
40,800	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	40,800
17,170	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/12	17,170
7,830	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	7,830
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	26,295
2,400	University of Michigan, Series A, Rev., VRDO, 0.160%, 06/01/12	2,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Michigan — Continued
	University of Michigan, Hospital,
7,440	Series A, Rev., VRDO, 0.180%, 06/01/12	7,440
4,570	Series A-2, Rev., VRDO, 0.170%, 06/01/12	4,570

		499,375

	Minnesota — 1.7%
52,950	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.180%, 06/07/12	52,950
12,700	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/12	12,700
21,325	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.260%, 06/01/12	21,325
	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics,
11,000	Series A, Rev., VRDO, AGM, 0.260%, 06/01/12	11,000
19,450	Series A, Rev., VRDO, AGM, 0.260%, 06/01/12	19,450
	Minnesota Housing Finance Agency, Residential Housing,
2,000	Series B, Rev., VRDO, AMT, 0.180%, 06/07/12	2,000
4,665	Series C, Rev., VRDO, AMT, 0.180%, 06/07/12	4,665
20,000	Series C, Rev., VRDO, AMT, 0.180%, 06/07/12	20,000
4,595	Series J, Rev., VRDO, AMT, 0.180%, 06/07/12	4,595
	Minnesota School District Capital Equipment Borrowing Program,
31,150	COP, 2.000%, 09/11/12	31,301
48,580	Series B, COP, 2.000%, 09/09/12	48,808
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/12 (e)	24,990
20,040	Wayzata Independent School District No. 284, GO, 2.000%, 09/29/12	20,153
14,005	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	14,005

		287,942

	Mississippi — 0.2%
8,050	Mississippi Business Finance Corp., Chevron USA Inc., Series F, Rev., VRDO, 0.140%, 06/07/12	8,050
	Mississippi Business Finance Corp., Chevron USA, Inc. Project,
26,860	Series C, Rev., VRDO, 0.180%, 06/01/12	26,860
5,300	Series E, Rev., VRDO, 0.150%, 06/01/12	5,300

		40,210

	Missouri — 0.4%
19,360	City of St. Louis Missouri Airport, Series DB-161, Rev., VRDO, NATL-RE, 0.240%, 06/07/12	19,360
11,830	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	11,830
1,575	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 06/07/12	1,575
20,000	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, 0.200%, 06/07/12	20,000
7,375	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/01/12	7,375
10,000	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.200%, 06/01/12	10,000

		70,140

	Nebraska — 0.2%
18,855	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12 (e)	18,855
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.200%, 06/07/12	17,995

		36,850

	Nevada — 1.5%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12	32,600
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12	42,750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Nevada — Continued
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.200%, 06/07/12	29,880
	Deutsche Bank Spears/Lifers Trust Various States,
22,820	Series DB-663, GO, VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	22,820
14,700	Series DBE-668, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	14,700
12,750	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	12,750
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	19,970
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/12	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/07/12	10,900
3,105	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/07/12	3,105
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.190%, 06/07/12 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.190%, 06/07/12	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	12,710

		249,515

	New Hampshire — 0.1%
11,300	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.150%, 06/07/12	11,300
12,485	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 06/07/12	12,485

		23,785

	New Jersey — 4.7%
60,000	County of Union, GO, 1.500%, 06/29/12	60,058
	Deutsche Bank Spears/Lifers Trust Various States,
37,175	Series DB-297, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	37,175
33,855	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	33,855
20,040	Series DB-447, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	20,040
35,165	Series DB-624, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	35,165
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	37,910
10,925	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	10,925
15,300	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 06/07/12	15,300
74,500	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series V, Rev., VRDO, AMT, 0.200%, 06/07/12	74,500
320,000	State of New Jersey, Series C, Rev., 2.000%, 06/21/12	320,305
83,370	Township of Woodbridge, GO, BAN, 1.500%, 08/24/12	83,532
83,840	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC-TCRS, Bank of New York, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	83,840

		812,605

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New Mexico — 0.1%
18,305	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	18,305

	New York — 15.2%
	Austin Trust Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 06/07/12	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 06/07/12 (e)	15,260
19,620	Deutsche Bank Spears/Lifers Trust Various States, Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	19,620
10,395	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,395
20,700	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	20,700
	Metropolitan Transportation Authority,
63,190	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.230%, 06/07/12	63,190
113,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 06/07/12	113,500
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/01/12	1,800
41,550	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.370%, 06/07/12	41,550
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.190%, 06/07/12	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.190%, 06/07/12	19,050
	New York City,
1,800	Series A-3, GO, VRDO, 0.240%, 06/01/12	1,800
29,100	Series B2, Subseries B-4, GO, VRDO, 0.240%, 06/07/12	29,100
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/07/12	11,500
39,310	Series G, Subseries G-4, GO, VRDO, 0.160%, 06/01/12	39,310
1,000	Series H, Subseries H-3, GO, VRDO, 0.250%, 06/01/12	1,000
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.210%, 06/01/12	6,950
2,300	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.200%, 06/01/12	2,300
17,850	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.240%, 06/07/12	17,850
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.190%, 06/07/12	11,000
5,100	Subseries A-6, GO, VRDO, LOC: Helaba, 0.190%, 06/07/12	5,100
5,000	Subseries C-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.170%, 06/07/12	5,000
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.140%, 06/07/12	13,090
3,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/01/12	3,400
200	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/01/12	200
16,500	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.170%, 06/07/12	16,500
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.160%, 06/01/12	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.160%, 06/01/12	1,325
1,650	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.160%, 06/01/12	1,650
9,100	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	9,100
12,610	New York City Housing Development Corp., Multi-Family Housing, Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12 (e)	12,610
22,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 06/07/12	22,000
11,900	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/12	11,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/07/12	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/12	15,900
7,225	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	7,225
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	13,600
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/12	4,300
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	4,760
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	7,800
8,730	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	8,730
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	12,930
9,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.180%, 06/07/12	9,200
	New York City Municipal Water Finance Authority,
68,215	Series F, Subseries F-2, Rev., VRDO, 0.180%, 06/01/12	68,215
53,250	Subseries A-2, Rev., VRDO, 0.170%, 06/01/12	53,250
12,600	Subseries F1A, Rev., VRDO, 0.130%, 06/07/12	12,600
5,700	New York City Municipal Water Finance Authority, 2nd Generation, Series DD-2, Rev., VRDO, 0.180%, 06/01/12	5,700
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
37,480	Series BB-1, Rev., VRDO, 0.220%, 06/01/12	37,480
22,230	Series BB-2, Rev., VRDO, 0.240%, 06/01/12	22,230
46,015	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.180%, 06/01/12	46,015
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008,
20,200	Series BB-3, Rev., VRDO, 0.200%, 06/01/12	20,200
40,000	Series BB-4, Rev., VRDO, 0.410%, 06/07/12	40,000
59,100	New York City Municipal Water Finance Authority, Water & Sewer Systems, Fiscal 2012, Series B, Rev., VRDO, 0.170%, 06/01/12	59,100
	New York City Transitional Finance Authority,
12,760	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/12	12,760
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	15,000
6,815	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.210%, 06/07/12	6,815
21,565	Subseries 2-F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.250%, 06/01/12	21,565
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/12	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/12	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
47,400	Series B, Rev., VRDO, 0.250%, 06/01/12	47,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
20,000	Series C, VRDO, 0.190%, 06/07/12	20,000
22,250	Subseries C-4, Rev., VRDO, LOC: Helaba, 0.190%, 06/01/12	22,250
	New York City Transitional Finance Authority, New York City Recovery,
3,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.240%, 06/07/12	3,360
28,000	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.250%, 06/01/12	28,000
	New York City, Fiscal 2008,
52,940	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/01/12	52,940
4,150	Subseries J-9, GO, VRDO, 0.150%, 06/07/12	4,150
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.190%, 06/07/12	49,500
	New York Liberty Development Corp.,
10,750	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	10,750
13,300	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 06/07/12 (e)	13,300
	New York Liberty Development Corp., World Trade Center,
17,400	Series A, Rev., VAR, 0.280%, 11/08/12	17,400
290,000	Series A-3, Rev., VAR, 0.270%, 11/08/12	290,000
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 06/07/12 (e)	16,160
10,921	New York Local Government Assistance Corp., Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 06/07/12	10,921
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 06/07/12	20,800
85,175	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/12	85,175
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12	15,680
	New York State Dormitory Authority, Mental Health Services,
10,755	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.150%, 06/07/12	10,755
7,015	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.150%, 06/07/12	7,015
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	10,490
17,420	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 06/07/12	17,420
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/12	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	4,100
33,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/07/12	33,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.180%, 06/07/12	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 06/07/12	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	9,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
93,600	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	93,600
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	7,400
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	18,250
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/07/12	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/12	7,050
21,815	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 06/07/12	21,815
35,000	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	35,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.160%, 06/07/12	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	11,300
59,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	59,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	100
	New York State Housing Finance Agency, Worth Street,
3,400	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	3,400
2,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	2,100
126,225	New York State Thruway Authority, Series A, Rev., BAN, 2.000%, 07/12/12	126,457
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	18,275
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, LIQ: Citibank N.A., 0.240%, 06/07/12 (e)	9,665
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.240%, 06/07/12	7,685
94,520	Subseries B-4, Rev., VRDO, 0.270%, 06/07/12	94,520
20,690	Subseries CD, Rev., VRDO, AGM, 0.290%, 06/07/12	20,690
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	17,890

		2,611,963

	North Carolina — 3.2%
	City of Charlotte, Douglas International,
30,920	Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	30,920
18,630	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	18,630
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.190%, 06/07/12	6,820
1,700	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.170%, 06/07/12	1,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	North Carolina — Continued
	Mecklenburg County,
29,440	Series B, GO, VRDO, 0.180%, 06/07/12	29,440
28,375	Series D, GO, VRDO, 0.280%, 12/27/12 (i)	28,375
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12	48,000
17,740	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	17,740
9,220	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	9,220
5,600	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/12	5,600
4,025	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/07/12	4,025
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, Rev., VRDO, 0.160%, 06/07/12	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.180%, 06/07/12	28,900
43,990	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	43,990
	North Carolina Medical Care Commission, Moses Cone Health System,
42,600	Series A, Rev., VRDO, 0.160%, 06/07/12	42,600
25,000	Series A, Rev., VRDO, 0.160%, 06/07/12	25,000
13,250	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.180%, 06/07/12	13,250
4,700	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	4,700
24,265	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.150%, 06/07/12	24,265
25,160	State of North Carolina, Public Improvement, Series D, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.160%, 06/07/12	25,160
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/12	19,800
	University of North Carolina at Chapel Hill, University Hospital,
10,700	Series A, Rev., VRDO, 0.170%, 06/07/12	10,700
39,290	Series A, Rev., VRDO, 0.190%, 06/01/12	39,290
22,370	Series B, Rev., VRDO, 0.190%, 06/01/12	22,370
	Wake County, School,
18,100	Series A, GO, VRDO, 0.150%, 06/07/12	18,100
11,500	Series B, GO, VRDO, 0.150%, 06/07/12	11,500

		547,015

	North Dakota — 0.0% (g)
5,500	City of Grand Forks, The United Hospital Obligation Group, Rev., VRDO, LOC: Lasalle National Bank, 0.290%, 06/01/12	5,500

	Ohio — 0.5%
8,575	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.200%, 06/01/12	8,575
3,800	Deutsche Bank Spears/Lifers Trust Various States, Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	3,800
11,440	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	11,440
8,710	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	8,710
1,700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.150%, 06/07/12	1,700
21,900	Franklin County, Hospital Facilities, Ohio Health, Series B, Rev., VRDO, 0.150%, 06/07/12	21,900
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.180%, 06/01/12	5,495
2,340	Ohio Air Quality Development Authority, Pollution, FirstEnergy, Series B, Rev., VRDO, LOC: UBS AG, 0.190%, 06/07/12	2,340
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
11,420	Series A, Rev., VRDO, 0.200%, 06/01/12	11,420

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Ohio — Continued
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 06/01/12	5,100
500	Ohio State University, Rev., VRDO, 0.130%, 06/07/12	500

		80,980

	Oklahoma — 0.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.300%, 06/01/12	18,355
14,700	Series D2, Rev., VRDO, 0.300%, 06/01/12	14,700
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/01/12	19,700
17,425	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/01/12	17,425
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	10,490

		80,670

	Oregon — 0.3%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.200%, 06/07/12	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/12	15,450
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	14,000
5,100	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.180%, 06/07/12	5,100
6,725	State of Oregon Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/07/12	6,725

		49,075

	Other Territories — 3.1%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/12	7,500
15,790	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.160%, 06/07/12	15,790
	Deutsche Bank Spears/Lifers Trust Various States,
13,665	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 06/07/12	13,665
9,615	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	9,615
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.260%, 06/07/12	14,110
73,500	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	73,500
15,175	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 06/07/12	15,175
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.270%, 06/07/12 (e)	19,505
27,750	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.230%, 06/07/12	27,750
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
92,803	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/07/12	92,803
18,674	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/07/12	18,674
24,546	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/07/12	24,546
19,385	Series M023, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	19,385
18,930	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.230%, 06/07/12	18,930
22,940	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 06/07/12	22,940
	Puttable Floating Option Tax-Exempt Receipts,
50,890	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.440%, 06/07/12	50,890
25,935	Series MT-636, Rev., VRDO, LIQ: Bank of America N.A., 0.440%, 06/07/12 (e)	25,935
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 06/07/12 (e)	11,250

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Territories — Continued
25,155	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.470%, 06/07/12	25,155
6,430	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.260%, 06/07/12	6,430

		524,893

	Pennsylvania — 3.3%
29,300	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Series B, Rev., VRDO, LOC: Citibank N.A., 0.170%, 06/01/12	29,300
	Bucks County IDA, Grand View Hospital,
12,700	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/12	12,700
8,105	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 06/07/12	8,105
18,300	Butler County General Authority, Class A, Rev., VRDO, 0.240%, 06/07/12	18,300
29,230	Dallastown Area School District, GO, VAR, 1.500%, 06/30/12	29,509
1,900	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.170%, 06/01/12	1,900
	Deutsche Bank Spears/Lifers Trust Various States,
11,985	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.220%, 06/07/12	11,985
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	34,760
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 06/07/12	11,700
14,945	Governor Mifflin School District, GO, VRDO, 0.380%, 06/07/12	14,945
8,020	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/12	8,020
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	4,810
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.180%, 06/07/12	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	17,080
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	21,530
80,660	Pennsylvania Higher Educational Facilties Authority, Series DBE-1021, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	80,660
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.200%, 06/07/12	1,835
15,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 85-B, Rev., VRDO, 0.190%, 06/07/12	15,000
42,870	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Series 92-B, Rev., VRDO, AMT, 0.200%, 06/07/12	42,870
25,200	Pennsylvania Turnpike Commission, Series ROCS-RR-II-R-12259, Rev., VRDO, BHAC-CR, AMBAC, 0.200%, 06/01/12 (e)	25,200
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 06/07/12	10,400
30,025	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	30,025
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,600	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.190%, 06/07/12 (e)	19,600
29,500	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/12 (e)	29,500
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/12 (e)	19,900
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12	14,000
30,640	Upper Saint Clair Township, GO, VRDO, 0.270%, 06/07/12	30,640
14,095	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	14,095

		560,774

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Rhode Island — 0.4%
14,590	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/12	14,590
2,010	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	2,010
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
10,700	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	10,700
6,650	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.180%, 06/07/12	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.310%, 06/07/12	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.310%, 06/07/12	22,840

		63,790

	South Carolina — 0.6%
15,075	Charleston Educational Excellence Finance Corp., Series ROCS-RR-II-R-481X, Rev., VRDO, AGC-IGC, LIQ: Citibank N.A., 0.200%, 06/07/12	15,075
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.590%, 06/07/12	3,000
12,015	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	12,015
30,660	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	30,660
23,590	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.230%, 06/01/12	23,590
800	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 06/07/12	800
1,350	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 06/07/12	1,350
3,365	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.890%, 06/07/12	3,365
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.190%, 06/07/12	10,000

		99,855

	South Dakota — 0.6%
13,210	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 06/07/12 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
13,860	Series A, Rev., VRDO, 0.150%, 06/07/12	13,860
12,000	Series C, Rev., VRDO, AMT, 0.250%, 06/07/12	12,000
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 06/07/12	19,200
12,900	Series C-2, Rev., VRDO, 0.240%, 06/07/12	12,900
10,300	Series D, Rev., VRDO, 0.240%, 06/07/12	10,300
5,000	Series F, Rev., VRDO, 0.290%, 06/07/12	5,000
22,750	Series G, Rev., VRDO, 0.250%, 06/07/12	22,750

		109,220

	Tennessee — 1.1%
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
11,435	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	11,435
8,400	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	8,400
2,250	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/12	2,250
16,200	Loudon Industrial Development Board Pollution Control, A.E. Staley Manufacturing Company Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 06/07/12 (p)	16,200
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/12	14,675

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Tennessee — Continued
6,205	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.160%, 06/07/12	6,205
18,280	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/07/12	18,280
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
5,060	Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	5,060
13,420	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	13,420
27,450	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	27,450
19,165	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	19,165
4,735	Sevier County Public Building Authority, Local Government Public Improvement, Series M-1, Rev., VRDO, 0.300%, 06/07/12	4,735
4,425	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/12	4,425
33,760	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.200%, 06/07/12	33,760

		185,460

	Texas — 7.3%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/12	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/12 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	9,100
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.200%, 06/07/12 (e)	64,665
50,180	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/07/12	50,180
11,600	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/12	11,600
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 06/07/12	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
5	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 06/07/12 (e)	5
31,000	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	31,000
65,265	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	65,265
22,490	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	22,490
41,120	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	41,120
90,060	Series DB-620, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	90,060
5,365	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	5,365
27,955	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	27,955
10,695	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,695
15,725	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	15,725
19,130	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12	19,130
9,935	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	9,935
24,321	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	24,321

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Texas — Continued
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.190%, 06/07/12	30,000
3,100	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 0.160%, 06/01/12	3,100
24,445	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.200%, 06/07/12	24,445
8,100	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.320%, 06/07/12	8,100
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.290%, 06/07/12	600
15,335	Puttable Floating Option Tax-Exempt Receipts, Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.440%, 06/07/12 (e)	15,335
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/12 (e)	20,000
8,600	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	8,600
525,000	State of Texas, Series A, Rev., TRAN, 2.500%, 08/30/12	527,884
31,000	State of Texas, Veterans Housing Assistance Fund II, GO, VRDO, 0.220%, 06/07/12	31,000
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	8,700
9,450	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	9,450
970	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	970

		1,246,735

	Utah — 1.8%
73,100	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.230%, 06/07/12	73,100
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	10,080
9,575	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	9,575
	Utah Housing Corp., Single Family Mortgage,
13,200	Series A, Class I, Rev., VRDO, 0.160%, 06/07/12	13,200
4,825	Series A, Class I, Rev., VRDO, 0.180%, 06/07/12	4,825
18,620	Series B, Class I, Rev., VRDO, 0.160%, 06/07/12	18,620
6,350	Series E-1, Class I, Rev., VRDO, 0.190%, 06/07/12	6,350
10,815	Series I, Rev., VRDO, 0.210%, 06/07/12	10,815
	Utah Housing Finance Agency, Single Family Mortgage,
2,870	Series C-1, Class I, Rev., VRDO, 0.190%, 06/07/12	2,870
7,335	Series D-1, Rev., VRDO, AMT, 0.180%, 06/07/12	7,335
7,455	Series E-1, Rev., VRDO, AMT, 0.180%, 06/07/12	7,455
6,335	Series F-2, Class I, Rev., VRDO, 0.230%, 06/07/12	6,335
39,200	Utah Transit Authority, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.200%, 06/01/12	39,200
	Utah Transit Authority, Sales Tax Revenue,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.250%, 06/07/12 (e)	13,500
30,000	Series A, Rev., VRDO, 0.210%, 06/01/12	30,000
9,050	Series B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.190%, 06/01/12	9,050
11,000	Series B, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/01/12	11,000
11,850	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/07/12	11,850

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utah — Continued
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.240%, 06/01/12	6,000

		316,160

	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.190%, 06/07/12	15,475
8,345	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.160%, 06/07/12 (p)	8,345

		23,820

	Virginia — 1.1%
5,045	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/07/12	5,045
34,025	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.430%, 06/07/12	34,025
4,300	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/07/12	4,300
24,155	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	24,155
15,385	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.270%, 06/07/12	15,385
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/12	9,500
12,675	Smyth County IDA, Series D, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.170%, 06/07/12	12,675
3,745	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.230%, 06/01/12	3,745
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.230%, 06/01/12	34,865
25,000	Virginia Commonwealth University Health System Authority, Series A, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.230%, 06/01/12	25,000
13,385	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/12	13,385

		182,080

	Washington — 2.2%
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.180%, 06/07/12 (e)	8,915
10,945	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 06/07/12 (e)	10,945
10,640	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	10,640
27,800	King County Sewer, Series B, Rev., VRDO, 0.190%, 06/07/12	27,800
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.240%, 06/07/12	144,825
625	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 06/07/12	625
15,900	State of Washington, Series VR-96A, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/07/12	15,900
	State of Washington, MERLOTS,
21,390	Series B-22, GO, VRDO, AGM, 0.200%, 06/07/12	21,390
28,920	Series B-22, GO, VRDO, FGIC, MBIA, 0.200%, 06/07/12	28,920
10,900	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/01/12 (e)	10,900
4,600	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/07/12	4,600
4,300	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/12	4,300
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	2,935

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Washington — Continued
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 06/07/12	2,545
275	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 06/01/12	275
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	13,600
16,500	Washington State Housing Finance Commission, Multi-Family Housing, Non AMT, Non ACE, Willow Tree, Rev., VRDO, FHLMC, LOC: Bank of America N.A., 0.210%, 06/07/12	16,500
8,300	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	8,300
11,875	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.200%, 06/07/12	11,875
4,640	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/07/12	4,640
13,165	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	13,165
20,400	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	20,400

		383,995

	Wisconsin — 2.2%
115,000	City of Milwaukee, Rev., RAN, 1.500%, 06/27/12	115,103
10,000	State of Wisconsin, Rev., 2.000%, 06/15/12	10,007
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	19,940
38,155	Wisconsin Health & Educational Facilities Authority, Series 2113, Rev., VRDO, 0.330%, 06/07/12	38,155
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,600	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 06/07/12	14,600
1,965	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/01/12	1,965
76,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.310%, 06/07/12	76,650
	Wisconsin Housing & EDA,
5,285	Series A, Rev., VRDO, 0.190%, 06/07/12	5,285
5,065	Series A, Rev., VRDO, 0.190%, 06/07/12	5,065
14,920	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 06/07/12	14,920
52,730	Series D, Rev., VRDO, 0.230%, 06/07/12	52,730
27,980	Series E, Rev., VRDO, AMT, 0.550%, 06/07/12	27,980

		382,400

	Wyoming — 0.1%
1,600	Lincoln County, PCR, Exxon Project, Series B, Rev., VRDO, 0.150%, 06/01/12	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.260%, 06/01/12	12,600

		14,200

	Total Municipal Bonds (Cost $15,741,416)	15,741,416

Municipal Commercial Paper — 1.2% (n)
	California — 0.6%
	California Statewide Communities Development Authority,
15,865	0.260%, 07/16/12	15,865
35,000	0.270%, 11/01/12	35,000
22,500	Series B-1, 0.250%, 11/01/12	22,500
27,000	Series B-5, 0.260%, 07/05/12	27,000

		100,365

	Florida — 0.2%
40,000	Gainesville Utility Systems, Series C, 0.320%, 07/05/12	40,000

	Maryland — 0.2%
34,590	Maryland Health & Higher Educational Facilities Authority, Series B, 0.240%, 07/02/12	34,590

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Commercial Paper — Continued
	Wisconsin — 0.2%
	City of Milwaukee,
10,000	Series R, 0.350%, 07/17/12	10,000
25,000	Series R, 0.400%, 07/06/12	25,000

		35,000

	Total Municipal Commercial Paper (Cost $209,955)	209,955

SHARES
Variable Rate Demand Preferred Shares — 6.3%
	BlackRock MuniYield Fund, Inc.
48,000	LIQ: Bank of America N.A., 0.300%, 06/07/12 # (e)	48,000
95,600	LIQ: Bank of America N.A., 0.320%, 06/07/12 # (e)	95,600
246,400	LIQ: Bank of America N.A., 0.380%, 06/07/12 # (e)	246,400
46,000	Nuveen CA Investment Quality Fund, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	46,000
80,300	Nuveen California Dividend Advantage Municipal Fund, LIQ: Citibank N.A., 0.380%, 06/07/12 # (e)	80,300
	Nuveen Insured Municipal Opportunity Fund, Inc.
174,800	LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	174,800
94,500	LIQ: Citibank N.A., 0.340%, 06/07/12 # (e)	94,500
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.330%, 06/07/12 # (e)	80,300
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	25,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.330%, 06/07/12 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, LIQ: Barclays Bank plc, 0.330%, 06/07/12 # (e)	40,000
35,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.330%, 06/07/12 # (e)	35,000

	Total Variable Rate Demand Preferred Shares (Cost $1,080,100)	1,080,100

	Total Investments — 99.4% (Cost $17,031,471)*	17,031,471
	Other Assets in Excess of Liabilities — 0.6%	105,008

	NET ASSETS — 100.0%	$17,136,479

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,031,471	$—	$17,031,471

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.9%
491	Accredited Mortgage Loan Trust, Series 2006-2, Class A3, VAR, 0.389%, 09/25/36 (m)	424
308	AH Mortgage Advance Trust, (Cayman Islands), Series SART-1, Class A1R, 2.230%, 05/10/43 (e) (m)	308
490	Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.069%, 01/25/35 (m)	392
	Citigroup Mortgage Loan Trust, Inc.,
1,908	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	1,784
220	Series 2007-AMC1, Class A2A, VAR, 0.289%, 12/25/36 (m)	179
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	736
10	Series 2004-1, Class 3A, VAR, 0.799%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.989%, 03/25/34 (m)	621
403	Series 2004-1, Class M2, VAR, 1.064%, 03/25/34 (m)	349
464	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	447
	Countrywide Home Equity Loan Trust,
83	Series 2004-I, Class A, VAR, 0.529%, 02/15/34 (m)	55
100	Series 2004-K, Class 2A, VAR, 0.539%, 02/15/34 (m)	64
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.989%, 02/25/34	871
611	Series 2004-1, Class M2, VAR, 1.064%, 02/25/34	549
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.689%, 03/25/35	535
500	Series 2005-3, Class M1, VAR, 0.719%, 07/25/35	466
149	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.079%, 02/25/33	120
	Park Place Securities, Inc.,
700	Series 2004-WHQ2, Class M2, VAR, 0.869%, 02/25/35	604
800	Series 2005-WHQ3, Class M2, VAR, 0.689%, 06/25/35	576
824	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	851
	Residential Asset Mortgage Products, Inc.,
1,610	Series 2005-EFC6, Class M1, VAR, 0.649%, 11/25/35	1,295
592	Series 2006-EFC1, Class A2, VAR, 0.439%, 02/25/36	570
313	Series 2006-RS1, Class AI2, VAR, 0.469%, 01/25/36	248
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.539%, 02/25/36	1,279
1,595	Series 2006-KS2, Class A3, VAR, 0.429%, 03/25/36	1,557
264	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	265

	Total Asset-Backed Securities (Cost $15,210)	15,153

Collateralized Mortgage Obligations — 8.4%
	Agency CMO — 1.8%
	Federal Home Loan Mortgage Corp. REMICS,
208	Series 2701, Class ST, IF, IO, 6.761%, 08/15/21 (m)	2
493	Series 2779, Class SM, IF, IO, 6.911%, 10/15/18 (m)	25
130	Series 2980, Class QB, 6.500%, 05/15/35 (m)	152
2,584	Series 3370, Class SH, IF, IO, 6.211%, 10/15/37 (m)	416
167	Series 3762, Class JS, IF, IO, 6.461%, 04/15/35 (m)	17
418	Series 3803, Class DS, IF, IO, 6.361%, 11/15/35 (m)	49
97	Series 3976, Class AI, IO, 3.500%, 08/15/29 (m)	10
174	Series 3984, Class NS, IF, IO, 6.361%, 01/15/40 (m)	35
	Federal National Mortgage Association REMICS,
1,930	Series 2004-17, Class DS, IF, IO, 6.911%, 11/25/32 (m)	138
88	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	1
799	Series 2006-3, Class SB, IF, IO, 6.461%, 07/25/35 (m)	109
5,795	Series 2007-109, Class GI, IF, IO, 5.831%, 12/25/37 (m)	867
1,048	Series 2008-17, Class KS, IF, IO, 6.111%, 11/25/37 (m)	153
10,467	Series 2008-61, Class S, IF, IO, 5.861%, 07/25/38 (m)	2,055

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,095	Series 2008-71, Class SB, IF, IO, 6.246%, 10/25/29 (m)	66
459	Series 2010-99, Class SD, IF, IO, 5.861%, 03/25/39	44
154	Series 2010-158, Class KS, IF, IO, 5.761%, 04/25/40 (m)	26
582	Series 2011-145, Class PS, IF, IO, 6.371%, 04/25/30 (m)	115
466	Series 2012-17, Class JS, IF, IO, 6.411%, 11/25/30 (m)	82
199	Series 2012-24, Class S, IF, IO, 5.261%, 05/25/30	34
	Federal National Mortgage Association STRIPS,
213	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	15
1,037	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	65
1,543	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	116
48	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	54

		4,646

	Non-Agency CMO — 6.6%
910	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	912
252	Banc of America Funding Corp., Series 2006-3, Class 4A19, 5.750%, 03/25/36 (m)	250
	Banc of America Mortgage Securities, Inc.,
358	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	354
730	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	644
2,688	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	2,643
307	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	304
	CS First Boston Mortgage Securities Corp.,
146	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	152
400	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	412
416	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.610%, 02/25/20 (m)	430
670	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	676
592	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	531
130	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	128
1,029	JP Morgan Mortgage Trust, Series 2005- S2, Class 4A3, 5.500%, 09/25/20	1,043
326	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	301
355	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	310
223	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	214
	RESI Finance LP, (Cayman Islands),
1,574	Series 2003-C, Class B3, VAR, 1.639%, 09/10/35 (e)	1,129
347	Series 2003-D, Class B3, VAR, 1.539%, 12/10/35 (e)	251
	Residential Accredit Loans, Inc.,
448	Series 2003-QS16, Class A1, 5.000%, 08/25/18	457
653	Series 2003-QS20, Class A1, 5.000%, 11/25/18	676
1,978	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,224
158	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	144
543	Residential Funding Mortgage Securities I, Inc., Series 2006-S9, Class A1, 6.250%, 09/25/36	457
	Wells Fargo Mortgage-Backed Securities Trust,
223	Series 2005-16, Class A8, 5.750%, 01/25/36	232
2,080	Series 2006-3, Class A9, 5.500%, 03/25/36	2,090
790	Series 2006-11, Class A8, 6.000%, 09/25/36	736

		16,700

	Total Collateralized Mortgage Obligations (Cost $19,026)	21,346

Commercial Mortgage-Backed Securities — 5.7%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,818
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,475

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,390	Series 2005-T20, Class A4A, VAR, 5.144%, 10/12/42 (m)	1,546
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,206
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,330
210	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.359%, 09/15/21 (e)	206
1,440	Merrill Lynch Mortgage Trust, Series 2006- C1, Class A4, VAR, 5.659%, 05/12/39	1,631
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	987
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	216

	Total Commercial Mortgage-Backed Securities (Cost $12,610)	14,415

Corporate Bonds — 40.0%
	Consumer Discretionary — 4.8%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	267

	Automobiles — 0.2%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	501

	Broadcasting & Cable TV — 0.5%
500	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	536
50	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	53
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	591

		1,180

	Diversified Consumer Services — 0.0% (g)
44	ServiceMaster Co., VAR, 10.750%, 07/15/15 (e)	45

	Hotels, Restaurants & Leisure — 0.8%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (e) (m)	373
335	11.250%, 06/01/17	356
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	488
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	228
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	233
250	MGM Resorts International, 7.625%, 01/15/17	253
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	71

		2,002

	Household Durables — 0.3%
440	Sealy Mattress Co., 8.250%, 06/15/14	426
315	Simmons Bedding Co., 11.250%, 07/15/15 (e)	325

		751

	Leisure Equipment & Products — 0.1%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	290

	Media — 2.3%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	537
295	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	317
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,159
	DISH DBS Corp.,
60	6.750%, 06/01/21 (m)	62
60	7.125%, 02/01/16 (m)	64
60	7.875%, 09/01/19 (m)	67
280	Intelsat Jackson Holdings S.A., (Luxembourg), 11.250%, 06/15/16	292
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,173
	News America, Inc.,
525	6.400%, 12/15/35	597
220	6.900%, 08/15/39	264
430	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	442
770	Time Warner Cable, Inc., 7.500%, 04/01/14	858

		5,832

	Specialty Retail — 0.3%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	250
300	J. Crew Group, Inc., 8.125%, 03/01/19	301
250	Michael’s Stores, Inc., 7.750%, 11/01/18	261

		812

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
415	6.375%, 12/15/20	424
60	8.000%, 12/15/16	66

		490

	Total Consumer Discretionary	12,170

	Consumer Staples — 3.8%
	Beverages — 0.4%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	907
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	113

		1,020

	Food & Staples Retailing — 1.3%
1,495	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,699
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	686
55	Rite Aid Corp., 7.500%, 03/01/17	54
85	SUPERVALU, Inc., 8.000%, 05/01/16	85
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	877

		3,401

	Food Products — 1.1%
250	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e) (m)	248
350	Del Monte Corp., 7.625%, 02/15/19 (m)	339
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	540
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,123
485	6.125%, 02/01/18	578

		2,828

	Household Durables — 0.0% (g)
100	Jarden Corp., 7.500%, 05/01/17	110

	Household Products — 0.2%
400	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	400
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	48

		448

	Tobacco — 0.8%
805	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,107
725	Philip Morris International, Inc., 5.650%, 05/16/18	873

		1,980

	Total Consumer Staples	9,787

	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	96
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,167
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	174
475	ConocoPhillips, 6.500%, 02/01/39 (m)	652
150	Encore Acquisition Co., 9.500%, 05/01/16 (m)	164
250	Peabody Energy Corp., 6.250%, 11/15/21 (e)	249
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	677

	Total Energy	3,179

	Financials — 13.8%
	Capital Markets — 1.8%
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	79
890	5.950%, 01/18/18	930
530	6.150%, 04/01/18	553
	Lehman Brothers Holdings, Inc.,
850	0.000%, 12/20/16 (d)	195
1,350	0.000%, 12/30/16 (d)	309
3,795	5.857%, 12/31/49 (d) (f) (i)	–(h	)
	Morgan Stanley,
885	3.450%, 11/02/15	841
395	5.500%, 01/26/20	371
560	6.625%, 04/01/18	569
630	UBS AG, (Switzerland), 5.875%, 12/20/17	692

		4,539

	Commercial Banks — 1.4%
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,457
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,094

		3,551

	Consumer Finance — 1.3%
355	Ally Financial, Inc., 6.250%, 12/01/17 (m)	364
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	889
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	219
220	6.625%, 08/15/17	255
1,469	HSBC Finance Corp., 6.676%, 01/15/21	1,585

		3,312

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — 2.2%
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	440
740	5.650%, 05/01/18 (m)	771
690	6.500%, 08/01/16 (m)	747
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	467
400	5.500%, 10/15/14 (m)	423
665	6.000%, 08/15/17 (m)	721
50	8.500%, 05/22/19 (m)	61
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,302
750	International Lease Finance Corp., 8.625%, 09/15/15	817

		5,749

	FDIC Guaranteed Securities (~) — 2.6%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,339
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,304

		6,643

	Insurance — 3.9%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,036
875	MetLife, Inc., 6.750%, 06/01/16	1,030
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,615
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e) (m)	3,869
1,000	VAR, 0.603%, 06/26/12 (e) (m)	999
305	Prudential Financial, Inc., 6.200%, 11/15/40	338

		9,887

	Real Estate Investment Trusts (REITs) — 0.3%
625	Health Care REIT, Inc., 4.700%, 09/15/17	662

	Thrifts & Mortgage Finance — 0.3%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	898

	Total Financials	35,241

	Health Care — 1.5%
	Health Care Equipment & Supplies — 0.5%
800	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	852
50	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (m)	40
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e) (m)	354

		1,246

	Health Care Providers & Services — 0.6%
18	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	19
750	HCA, Inc., 8.000%, 10/01/18	829
85	Health Management Associates, Inc., 6.125%, 04/15/16	89
60	Tenet Healthcare Corp., 9.250%, 02/01/15	66
295	U.S. Oncology, Inc., 9.125%, 08/15/17 (d)	4
370	WellPoint, Inc., 5.800%, 08/15/40	435

		1,442

	Pharmaceuticals — 0.4%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	44
360	7.875%, 07/15/20 (e)	396
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	587

		1,027

	Total Health Care	3,715

	Industrials — 2.3%
	Aerospace & Defense — 0.1%
90	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	92
55	Sequa Corp., 11.750%, 12/01/15 (e)	58
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	214

		364

	Commercial Services & Supplies — 0.1%
215	Geo Group, Inc. (The), 7.750%, 10/15/17	230

	Industrial Conglomerates — 1.2%
960	General Electric Co., 5.250%, 12/06/17	1,119
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,100
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	833

		3,052

	Industrial Machinery — 0.1%
125	General Cable Corp., 7.125%, 04/01/17	128

	Machinery — 0.1%
130	Terex Corp., 8.000%, 11/15/17	132

	Road & Rail — 0.7%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	104

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18 (m)	543
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	1,054
125	United Rentals North America, Inc., 9.250%, 12/15/19	138

		1,839

	Total Industrials	5,745

	Information Technology — 1.6%
	Communications Equipment — 0.4%
350	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	241
142	Avaya, Inc., PIK, 10.875%, 11/01/15 (m)	117
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	800

		1,158

	Electronic Equipment, Instruments & Components — 0.3%
580	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e)	654

	Internet Software & Services — 0.0% (g)
105	GXS Worldwide, Inc., 9.750%, 06/15/15	102

	IT Services — 0.5%
	First Data Corp.,
567	12.625%, 01/15/21	534
283	PIK, 10.000%, 01/15/22 (e)	274
425	SunGard Data Systems, Inc., 10.250%, 08/15/15	437

		1,245

	Semiconductors & Semiconductor Equipment — 0.0% (g)
88	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	95

	Software — 0.4%
710	Oracle Corp., 6.125%, 07/08/39	927

	Total Information Technology	4,181

	Materials — 2.0%
	Chemicals — 0.4%
240	Huntsman International LLC, 5.500%, 06/30/16	240
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	514
389	Reichhold Industries, Inc., PIK, 10.999%, 05/08/17 (e)	234

		988

	Containers & Packaging — 0.3%
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	720

	Metals & Mining — 1.0%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	955
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	723
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	951

		2,629

	Paper & Forest Products — 0.3%
385	International Paper Co., 7.300%, 11/15/39	482
270	P.H. Glatfelter Co., 7.125%, 05/01/16	275

		757

	Total Materials	5,094

	Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 3.3%
3,230	AT&T, Inc., 6.700%, 11/15/13	3,518
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	888
500	CenturyLink, Inc., 5.800%, 03/15/22 (m)	493
500	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	491
120	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	104
60	GCI, Inc., 8.625%, 11/15/19	64
500	Level 3 Financing, Inc., 8.125%, 07/01/19	500
40	PAETEC Holding Corp., 8.875%, 06/30/17	43
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	889
670	8.750%, 11/01/18	916
500	Windstream Corp., 7.750%, 10/01/21	501

		8,407

	Wireless Telecommunication Services — 1.0%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,872
85	iPCS, Inc., PIK, 3.716%, 05/01/14	81
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	253
	Sprint Capital Corp.,
40	6.900%, 05/01/19	35

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
465	8.750%, 03/15/32	392

		2,633

	Total Telecommunication Services	11,040

	Utilities — 4.7%
	Electric Utilities — 1.7%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	745
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	576
1,010	Nevada Power Co., 7.125%, 03/15/19	1,299
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	433
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	533
165	Progress Energy, Inc., 6.000%, 12/01/39	206
560	Teco Finance, Inc., 5.150%, 03/15/20	644

		4,436

	Gas Utilities — 1.9%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,109
385	Enterprise Products Operating LLC, 7.550%, 04/15/38 (m)	511
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,711
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	909
390	Williams Partners LP, 6.300%, 04/15/40	465

		4,705

	Independent Power Producers & Energy Traders — 0.3%
290	AES Corp. (The), 8.000%, 10/15/17 (m)	322
220	Energy Future Holdings Corp., 10.000%, 01/15/20 (m)	233
55	NRG Energy, Inc., 7.625%, 01/15/18	55

		610

	Multi-Utilities — 0.8%
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	514
630	Nisource Finance Corp., 6.800%, 01/15/19	761
730	Xcel Energy, Inc., 4.700%, 05/15/20	847

		2,122

	Total Utilities	11,873

	Total Corporate Bonds (Cost $97,240)	102,025

Mortgage Pass-Through Securities — 31.3%
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
19,220	TBA, 4.000%, 06/15/42	20,388
11,550	TBA, 4.500%, 06/15/42	12,333
3,715	TBA, 6.000%, 06/15/42	4,086
95	6.000%, 01/01/35 (m)	105
17	7.000%, 12/01/25 - 02/01/26 (m)	20
62	7.500%, 10/01/26 - 02/01/27 (m)	75
40	8.000%, 04/01/26 - 07/01/26 (m)	44
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 06/25/27	5,587
4,035	TBA, 5.000%, 06/25/27	4,352
	Federal National Mortgage Association, 30 Year, Single Family,
2,352	TBA, 4.000%, 06/25/42 - 07/25/42	2,501
1,399	TBA, 5.000%, 06/25/42	1,515
8,555	TBA, 5.500%, 06/25/42	9,328
1,500	TBA, 6.000%, 06/25/42	1,651
395	6.500%, 04/01/29 - 03/01/35 (m)	448
112	7.000%, 02/01/35 - 03/01/35	131
9	7.500%, 03/01/35	11
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 06/15/42	9,330
4,300	TBA, 5.000%, 06/15/42	4,754
2,400	TBA, 6.000%, 06/15/42	2,697
354	7.000%, 09/15/31	427

	Total Mortgage Pass-Through Securities (Cost $79,589)	79,783

Supranational — 1.2%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,789)	3,109

U.S. Government Agency Securities — 8.4%
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	19,007
2,140	4.875%, 12/15/16 (m)	2,520

	Total U.S. Government Agency Securities (Cost $20,942)	21,527

U.S. Treasury Obligations — 5.3%
	U.S. Treasury Bonds,
975	3.000%, 05/15/42 (m)	1,041
1,530	3.500%, 02/15/39 (m)	1,801
2,225	3.875%, 08/15/40 (m)	2,787

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
1,100		4.625%, 02/15/40 (m)	1,548
500		5.000%, 05/15/37 (m)	733
		U.S. Treasury Notes,
1,416		0.625%, 05/31/17 (m)	1,413
2,061		0.875%, 02/28/17 (m)	2,084
2,157		1.750%, 05/15/22 (m)	2,191

		Total U.S. Treasury Obligations (Cost $11,644)	13,598

SHARES
Common Stock — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
13		Dex One Corp. (a) (Cost $764)	12

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
		Put Option Purchased — 0.0% (g)
–	(h)	10 Year U.S. Treasury Note, Expiring 06/22/12 at $133.00, American Style, Total Put Options Purchased (Cost $3)
			3

NOTIONAL AMOUNT ($)
		Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
334		Expiring 6/06/12. If exercised the Fund pays semi-annually 2.355% and receives quarterly floating 3 month LIBOR terminating 06/08/22, European Style. Counterparty: Credit Suisse International (r)	–	(h)
489		Expiring 6/29/12. If exercised the Fund pays semi-annually 2.555% and receives quarterly floating 3 month LIBOR terminating 07/03/22, European Style. Counterparty: Deutsche Bank AG, New York (r)	–	(h)
328		Expiring 8/01/12. If exercised the Fund pays semi-annually 2.355% and receives quarterly floating 3 month LIBOR terminating 08/03/22, European Style. Counterparty: Credit Suisse International (r)	1

		Total Payer Options Purchased on Interest Rate Swaps (Cost $10)	1

		Total Options Purchased (Cost $13)	4

PRINCIPAL AMOUNT($)
Short-Term Investments— 26.2%
		U.S. Treasury Obligations— 0.3%
		U.S. Treasury Bills,
140		0.051%, 06/21/12 (k) (m) (n)	140
455		0.129%, 09/06/12 (k) (n)	455

		Total U.S. Treasury Obligations (Cost $595)	595

SHARES
		Investment Company — 25.9%
66,163		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) † (Cost $66,163)	66,163

		Total Short-Term Investments (Cost $66,758)	66,758

		Total Investments — 132.4% (Cost $326,585)	337,730
		Liabilities in Excess of Other Assets — (32.4)%	(82,616)

		NET ASSETS — 100.0%	$255,114

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands, except number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(8,561)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 07/25/42 (Proceeds received of $9,279)	$(9,266)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Eurodollar	07/31/12	$1,664	$2
4	Eurodollar	08/31/12	1,664	2
39	10 Year U.S. Treasury Note	09/19/12	5,224	36
81	30 Year U.S. Treasury Bond	09/19/12	12,127	174
11	2 Year U.S. Treasury Note	09/28/12	2,424	1
3	3 Month Euro	03/17/14	921	5
7	3 Month Euro	12/15/14	2,145	5
	Short Futures Outstanding
(5)	90 Day Eurodollar	06/18/12	(1,244)	1
(35)	90 Day Eurodollar	09/17/12	(8,701)	2
(9)	10 Year U.S. Treasury Note	09/19/12	(1,205)	(2)
(23)	30 Year U.S. Treasury Bond	09/19/12	(3,444)	(55)
(11)	2 Year U.S. Treasury Note	09/28/12	(2,424)	(1)
(131)	5 Year U.S. Treasury Note	09/28/12	(16,269)	(49)
(7)	3 Month Euro	12/17/12	(2,152)	(2)
(8)	90 Day Eurodollar	12/17/12	(1,988)	1
(3)	3 Month Euro	03/18/13	(922)	(1)
(32)	90 Day Eurodollar	03/18/13	(7,950)	(16)
(32)	90 Day Eurodollar	06/17/13	(7,948)	(20)
(8)	30 Day Federal Funds	06/28/13	(3,327)	1
(5)	30 Day Federal Funds	07/31/13	(2,080)	– (h)
(7)	90 Day Eurodollar	09/16/13	(1,739)	– (h)
(7)	90 Day Eurodollar	12/16/13	(1,738)	(3)
(14)	90 Day Eurodollar	03/16/15	(3,465)	(5)

				$76

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
67,000	CAD	Royal Bank of Canada	06/20/12	$68	$65	$(3)
77,000	CAD	Deutsche Bank AG	07/23/12	75	74	(1)

79,000	EUR	Deutsche Bank AG	06/08/12	102	98	(4)
89,667	EUR	Deutsche Bank AG	06/11/12	117	111	(6)
47,000	EUR	Union Bank of Switzerland AG	08/20/12	60	58	(2)
32,667	EUR	Credit Suisse International	09/19/12	41	40	(1)
49,000	EUR	Union Bank of Switzerland AG	09/19/12	63	61	(2)

39,000	GBP	Deutsche Bank AG	08/20/12	62	60	(2)

15,921,000	JPY	Royal Bank of Scotland	06/07/12	198	203	5
8,354,000	JPY	Royal Bank of Scotland	06/08/12	104	107	3
3,060,000	JPY	BNP Paribas	06/11/12	38	39	1
6,623,000	JPY	Citibank, N.A.	06/11/12	81	85	4
5,511,000	JPY	Citibank, N.A.	06/20/12	68	70	2

1,524,000	MXN	Union Bank of Switzerland AG	07/20/12	116	106	(10)

670,000	NOK	Deutsche Bank AG	07/20/12	115	109	(6)

				$1,308	$1,286	$(22)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
67,000	CAD	Citibank, N.A.	06/20/12	$68	$65	$3

79,000	EUR	Royal Bank of Scotland	06/08/12	104	98	6
28,334	EUR	BNP Paribas	06/11/12	37	35	2
61,333	EUR	Citibank, N.A.	06/11/12	80	76	4
47,000	EUR	Deutsche Bank AG	08/20/12	61	57	4
130,100	EUR	Citibank, N.A.	09/19/12	170	161	9
52,000	EUR	Union Bank of Switzerland AG	09/19/12	67	65	2

48,000	GBP	Deutsche Bank AG	07/23/12	76	74	2
39,000	GBP	Union Bank of Switzerland AG	08/20/12	61	60	1

10,614,000	JPY	Deutsche Bank AG	06/07/12	133	136	(3)
5,307,000	JPY	Royal Bank of Scotland	06/07/12	66	67	(1)
8,354,000	JPY	Deutsche Bank AG	06/08/12	105	107	(2)
9,683,000	JPY	Deutsche Bank AG	06/11/12	119	123	(4)
5,511,000	JPY	Royal Bank of Canada	06/20/12	68	70	(2)

1,524,000	MXN	Deutsche Bank AG	07/20/12	116	106	10

670,000	NOK	Union Bank of Switzerland AG	07/20/12	116	109	7

				$1,447	$1,409	$38

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE**(r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	2.610% semi-annually	06/06/12	06/08/22	$167	$—

(Premiums received of $1.)

*	European Style
**	The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664%		$50	$(1)	$1
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		150	(5)	(4)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		50	7	(17)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		350	5	(1)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		200	(11)	4
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		50	— (h)	— (h)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		50	— (h)	— (h)
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		150	2	(1)
Barclays Bank plc:
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664		50	(1)	1
Aetna, Inc., 6.625%, 06/15/36	1.000% quarterly	09/20/16	0.664		100	(2)	1
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		50	(2)	(2)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/17	1.237		150	1	— (h)
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	06/20/17	1.697		50	2	(1)
International Paper Co., 5.300%, 04/01/15	1.000% quarterly	06/20/17	1.697		50	2	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		50	6	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		50	6	(3)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		150	(8)	1
XLIT Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/17	1.256		1,700	17	2
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		50	7	(8)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		50	3	(2)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		150	2	— (h)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		150	2	(1)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		250	4	(1)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		350	5	(2)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.616		150	(3)	2
Credit Suisse International:
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	1.000% quarterly	06/20/17	1.515		160	4	(1)
Deutsche Bank AG, New York:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/17	3.394		250	26	(21)
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	12/20/13	3.244		50	(2)	(2)
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/16	9.457		50	7	(17)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/17	1.237		75	1	— (h)
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		50	3	(2)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		50	6	(5)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/17	1.352		350	5	(1)
PulteGroup, Inc., 5.250%, 01/15/14	5.000% quarterly	12/20/16	3.863		50	(2)	1
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.415	EUR	150	1	(3)
Morgan Stanley Capital Services:
Beazer Homes USA, Inc., 9.125%, 06/15/18	5.000% quarterly	09/20/13	5.712		10	— (h)	— (h)
Nordstorm., Inc, 6.950%, 03/15/28	1.000% quarterly	06/20/17	1.150		150	1	2
Republic of France, 4.250%, 04/25/19	0.250% quarterly	06/20/17	2.198		400	36	(33)
Royal Bank of Scotland:
Weyerhaeuser Co., 7.125%, 07/15/23	1.000% quarterly	06/20/17	1.803		150	6	(3)
Union Bank of Switzerland AG:
Ally Financial, Inc., 8.300%, 02/12/15	5.000% quarterly	03/20/14	3.417		50	(2)	(2)
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	1.027		1,950	73	(45)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/17	1.710		350	11	(3)
Goodrich Corp., 6.290%, 07/01/16	1.000% quarterly	03/20/17	0.302		60	(2)	3
Hartford Financial Services Group, Inc. (The), 4.000%, 03/30/15	1.000% quarterly	09/20/16	2.702		50	3	(4)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		50	6	(3)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	19.999		100	13	(8)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/17	2.527		350	24	(12)
United Kingdom of Great Britain and Northern Ireland, 4.250%, 06/07/32	1.000% quarterly	09/20/16	0.616		150	(3)	2
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		350	10	(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		650	19	(3)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/17	1.638		650	19	(3)
United States of America, 0.000%, 08/15/16	0.250% quarterly	09/20/16	0.415	EUR	250	2	(6)

						$303	$(206)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.18.1	5.000% quarterly	06/20/17	6.771%		$200	$12	$(5)
MCDX.NA.17.1	1.000% quarterly	12/20/16	1.868		300	9	(11)
Barclays Bank plc:
CDX.EM.17.1	5.000% quarterly	06/20/17	3.335		1,300	(110)	169
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.766		260	174	(148)
Citibank, N.A.:
CMBX.NA.BBB.4	5.000% monthly	02/17/51	44.540		180	122	(153)
CMBX.NA.BBB.4	5.000% monthly	02/17/51	44.540		210	142	(168)
MCDX.NA.18.1	1.000% quarterly	06/20/17	1.988		300	12	(9)
Credit Suisse International:
CDX.NA.HY.18.1	5.000% quarterly	06/20/17	6.771		150	9	(5)
CMBX.NA.BBB.5	5.000% monthly	02/15/51	78.218		180	126	(153)
Deutsche Bank AG, New York:
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		130	58	(53)
Morgan Stanley Capital Services:
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		75	5	(2)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		350	14	(16)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		140	63	(75)
CMBX.NA.AA.2	0.150% monthly	03/15/49	2.784		260	117	(103)
CMBX.NA.AA.3	0.270% monthly	12/13/49	5.766		140	93	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	2.643		310	83	(38)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.939		150	15	(24)
iTraxx Europe 9.1	1.750% quarterly	06/20/18	0.727	EUR	175	6	(1)
MCDX.NA.17.1	1.000% quarterly	12/20/16	1.868		150	5	(6)
MCDX.NA.17.1	1.000% quarterly	12/20/16	1.868		250	8	(9)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.724		300	46	(2,098)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	1.724		5,500	841	(1,875)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		175	7	(8)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		300	12	(13)
Union Bank of Switzerland AG:
CDX.EM.17.1	5.000% quarterly	06/20/17	3.335		1,150	(98)	150
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		600	25	(19)
CDX.NA.IG.9	0.800% quarterly	12/20/17	1.665		600	25	(21)

						$1,821	$(4,775)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511%		$50	$(1)	$1
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		50	(1)	1
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		150	(3)	3
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		100	1	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		100	1	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		50	— (h)	—	(h)
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/17	2.013		250	(12)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		50	(15)	10
MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	26.712		50	(5)	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554		50	— (h)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	9.056		250	(16)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		50	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		50	(1)	3
Barclays Bank plc:
Berkshire Hathaway, Inc., 2.450%, 12/15/15	1.000% quarterly	03/20/17	1.511		1,700	(36)	24
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746		130	(1)	17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746		180	(1)	21
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		130	(9)	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755		50	(7)	3
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	40	1	1
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	50	1	2
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	09/20/12	2.626	EUR	50	1	1
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	4.724	EUR	100	1	8
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/13	4.724	EUR	200	3	16
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		30	1	—	(h)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		50	1	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		130	4	—	(h)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		130	4	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		120	(1)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		100	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		100	(12)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999		120	(15)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		50	(14)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473		50	(14)	7
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	06/20/17	8.541		150	(19)	13
R.R. Donnelley & Sons Co., 6.125%, 01/15/17	5.000% quarterly	06/20/17	8.541		200	(25)	15
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		30	— (h)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	2.529		50	1	1
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388		50	2	3
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388		150	5	11
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	6.851		60	(2)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		40	— (h)	3
BNP Paribas:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		50	— (h)	1

SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		50	(5)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		50	(5)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471		50	(5)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		40	(4)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		60	(6)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		90	(10)	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		90	(10)	8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/16	9.068		50	(6)	6
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		40	— (h)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		40	— (h)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		50	(1)	3
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	5.104		130	1	1
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/13	8.576		50	(1)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		50	(3)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		100	(7)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		120	(8)	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070		130	(9)	7
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	2.625	EUR	40	1	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121		50	1	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395		130	— (h)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692		130	(2)	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129		50	(2)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	9.563		160	(16)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		130	1	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		130	2	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485		150	2	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220		130	(5)	16
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471		130	(12)	6
Credit Suisse International:
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	12/20/12	8.566		50	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395		100	— (h)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		50	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		50	(4)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727		100	(8)	6
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656		50	1	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		20	(2)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718		50	(5)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193		50	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		50	(1)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496		50	(1)	4
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207		130	1	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351		100	— (h)	(4)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		50	— (h)	—	(h)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		150	(1)	—	(h)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		200	(2)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		250	(2)	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966		250	(2)	1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/13	8.179		100	(3)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755		80	(11)	4

Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	120	(1)	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	140	(2)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	10	(1)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	50	(4)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	100	(13)	14
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/13	21.833	50	(8)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	150	(37)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	250	(62)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	30	(9)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	50	(14)	9
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	50	1	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	130	2	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	130	(1)	8
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	130	(1)	7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	9.563	130	(13)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	130	2	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	6.554	50	— (h)	—	(h)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	5.289	150	1	9
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	12/20/16	4.388	200	7	11
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471	130	(12)	6
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	40	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	50	— (h)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	50	— (h)	1
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	100	— (h)	2
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(1)	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	4
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/12	18.496	50	(2)	5
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	09/20/16	5.351	50	— (h)	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.966	130	(1)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	6.746	50	— (h)	—	(h)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	80	(11)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	80	(11)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	10.803	100	(9)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	10.070	130	(9)	7
Federal Republic of Germany, 6.000%, 06/20/16*	0.250% quarterly	06/20/17	1.027	667	(25)	20
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	20	— (h)	—	(h)
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	30	— (h)	—	(h)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	50	(1)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	20	(1)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	50	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	50	(4)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	50	(4)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	50	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	100	(12)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	2,000	(248)	298
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	50	1	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	50	1	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.279	200	(2)	10
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	50	(2)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	50	(2)	3
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	55	(2)	—	(h)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	10	— (h)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220	130	(5)	17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	30	(3)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	130	(14)	11
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	100	— (h)	2
Royal Bank of Scotland:
Caesars Entertainment Operating Co., 5.375%, 12/15/13	5.000% quarterly	03/20/13	7.692	70	(1)	1
Caesars Entertainment Operating Co., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.395	50	— (h)	4
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	40	— (h)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	7.692	50	(1)	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	50	(1)	9
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/13	17.727	10	(1)	2
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	5.207	50	— (h)	—	(h)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/16	5.362	600	(2)	(2)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	100	(13)	9
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	12.755	150	(20)	6
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	12/20/16	5.127	80	— (h)	6
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121	100	3	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	1.121	130	4	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	50	(1)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	09/20/12	11.843	50	(1)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	11
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	13
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	12/20/12	15.130	50	(2)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	19.999	50	(6)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	5	(1)	—	(h)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	20	(5)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	50	(12)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	50	(12)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	50	(12)	5
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	80	(20)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	80	(20)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	25.408	200	(50)	8
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	50	(14)	7
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	27.473	100	(29)	16
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/13	1.318	210	10	(15)

MBIA Insurance Corp., 0.000%, 10/06/10	5.000% quarterly	12/20/12	26.712	10	(1)		1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/12	3.656	50	1		1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.129	100	(3)		3
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.485	130	2		7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	8.220	130	(5)		17
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	8.471	130	(12)		6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	130	(12)		5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	130	(12)		6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	130	(12)		8
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	8.471	310	(29)		17
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	50	(5)		5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	8.718	180	(19)		14
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	23.193	40	—	(h)	1

						$(1,291)	$1,286

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.IG.18	1.000% quarterly	06/20/17	1.227%	$650	$(6)	$(5)
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	11.231	260	(210)	181
Citibank, N.A.:
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	280	(174)	132
CMBX.NA.AJ.4	0.960% monthly	02/17/51	3.806	350	(151)	113
Credit Suisse International:
CDX.NA.IG.18	1.000% quarterly	06/20/17	1.227	200	(2)	(1)
Deutsche Bank AG, New York:
CDX.NA.HY.8.20	2.750% quarterly	06/20/12	38.867	25	— (h)	8
CDX.NA.HY.8.20	2.750% quarterly	06/20/12	38.867	50	(1)	18
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	260	(161)	131
Morgan Stanley Capital Services:
CMBX.NA.A.2	0.250% monthly	03/15/49	4.965	260	(161)	131
CMBX.NA.A.3	0.620% monthly	12/13/49	11.231	140	(113)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.607	150	(34)	49
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	7.312	10,200	(6,206)	6,126
Union Bank of Switzerland AG:
CDX.NA.HY.8.6	2.750% quarterly	06/20/12	38.867	75	(1)	4
CDX.NA.IG.18	1.000% quarterly	06/20/17	1.227	350	(3)	— (h)

					$(7,223)	$6,985

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	$266	$(6)
Bank of America	2.336% semi-annually	3 month LIBOR quarterly	10/17/21	653	(39)
Bank of America	2.138% semi-annually	3 month LIBOR quarterly	02/23/22	174	(8)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	634	(11)
Barclays Bank plc	2.426% semi-annually	3 month LIBOR quarterly	08/30/21	300	(22)
Barclays Bank plc	2.314% semi-annually	3 month LIBOR quarterly	11/02/21	348	(20)
Credit Suisse International	3 month LIBOR quarterly	1.111% semi-annually	05/01/17	1,317	8
Credit Suisse International	3 month LIBOR quarterly	1.105% semi-annually	05/02/17	994	5
Credit Suisse International	1.097% semi-annually	3 month LIBOR quarterly	05/29/17	1,398	(6)
Credit Suisse International	2.066% semi-annually	3 month LIBOR quarterly	05/01/22	1,382	(43)
Credit Suisse International	2.043% semi-annually	3 month LIBOR quarterly	05/02/22	1,041	(30)
Credit Suisse International	3 month LIBOR quarterly	2.833% semi-annually	05/01/42	302	29
Credit Suisse International	3 month LIBOR quarterly	2.809% semi-annually	05/02/42	227	21
Deutsche Bank AG, New York	1.130% semi-annually	3 month LIBOR quarterly	02/19/17	1,349	(15)
Deutsche Bank AG, New York	1.105% semi-annually	3 month LIBOR quarterly	03/07/17	2,038	(16)
Deutsche Bank AG, New York	1.110% semi-annually	3 month LIBOR quarterly	05/14/17	685	(4)
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.623% semi-annually	02/19/42	302	17
Deutsche Bank AG, New York	3 month LIBOR quarterly	2.815% semi-annually	05/14/42	159	15
Morgan Stanley Capital Services	2.020% semi-annually	3 month LIBOR quarterly	03/02/22	174	(5)
Morgan Stanley Capital Services	2.166% semi-annually	3 month LIBOR quarterly	03/15/22	174	(8)

					$(138)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
IOS Index 4% 30 year Fannie Mae Pools	1 month USD LIBOR and increases in total return of index	0.000% and decreases in total return of index	01/12/40	$254	$(4)
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	350	4
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	450	6
Citibank, N.A.:
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	2,200	2
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	429	5
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	438	6
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	457	6
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	500	6
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	656	8
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	700	8
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,000	12
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,500	19
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,575	20
Credit Suisse International:
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	2,300	2
Royal Bank of Scotland:
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	2,300	2
IOS Index 6.5% 30 year Fannie Mae Pools	6.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/38	2,300	2

					$104

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MCDX	—	Municipal Bond Credit Default Swap Index
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REIT	—	Real Estate Investment Trust.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(~)	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
†	—	Approximately $6,690,000 of this investment is restricted as collateral for swaps to various brokers.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than one thousands dollars which amounts to less than 0.1% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,526
Aggregate gross unrealized depreciation	(5,381)
Net unrealized appreciation/depreciation	$11,145

Federal income tax cost of investments	$326,585

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funs periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$12	$—	$—		$12

Debt Securities
Asset-Backed Securities	—	14,888	265		15,153
Collateralized Mortgage Obligations
Agency CMO	—	4,646	—		4,646
Non-Agency CMO	—	16,700	—		16,700

Total Collateralized Mortgage Obligations	—	21,346	—		21,346

Commercial Mortgage-Backed
Securities	—	14,415	—		14,415
Corporate Bonds
Consumer Discretionary	—	12,170	—		12,170
Consumer Staples	—	9,787	—		9,787
Energy	—	3,179	—		3,179
Financials	—	35,241	—	(a)	35,241
Health Care	—	3,715	—		3,715
Industrials	—	5,745	—		5,745
Information Technology	—	4,181	—		4,181
Materials	—	5,094	—		5,094
Telecommunication Services	—	11,040	—		11,040
Utilities	—	11,873	—		11,873

Total Corporate Bonds	—	102,025	—	(a)	102,025

Mortgage Pass-Through Securities	—	79,783	—		79,783
Supranational	—	3,109	—		3,109
U.S. Government Agency Securities	—	21,527	—		21,527
U.S. Treasury Obligations	—	13,598	—		13,598
Option Purchased
Put Option Purchased	3	—	—		3
Payer Options Purchased on Interest Rate Swaps	—	1	—		1
Short-Term Investments
Investment Company	66,163	—	—		66,163
U.S. Treasury Obligation	—	595	—		595

Total Investments in Securities	$66,178	$271,287	$265		$337,730

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(9,266)	—		$(9,266)
Options Written
Payer Options Written on Interest Rate Swaps	—	– (b)	—		— (b)

Total Liabilities	$—	$(9,266)	$—		$(9,266)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$65	$—		$65
Futures Contracts	230	—	—		230
Swaps	—	1,122	—		1,122

Total Appreciation in Other Financial Instruments	$230	$1,187	$—		$1,417

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(49)	$—		$(49)
Futures Contracts	(154)	—	—		(154)
Swaps	—	(4,256)	—		(4,256)

Total Depreciation in Other Financial Instruments	$(154)	$(4,305)	$—		$(4,459)

(a)	Amount rounds to less than $1,000.
(b)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Asset-Backed Securities	$—	$—	$1	$—	$286	$(22)	$—	$—	$265
Corporate Bonds - Financials	1,113	114	135	(1)	—	(1,361)	—	—	—	(a)

Total	$1,113	$114	$136	$(1)	$286	$(1,383)	$—	$—	$265

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer July 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer July 30, 2012